UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Utilities Sector

Utilities Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.83%	$ 1,000.00	$ 1,030.10	$ 4.25
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Utilities Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	7.9	13.7
Sempra Energy	7.9	8.2
NextEra Energy, Inc.	7.0	3.6
NRG Energy, Inc.	5.7	4.3
CenterPoint Energy, Inc.	5.7	4.6
OGE Energy Corp.	5.6	0.9
ONEOK, Inc.	5.1	2.4
Edison International	4.4	6.4
Ameren Corp.	4.4	1.5
Calpine Corp.	4.3	3.0
	58.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Electric Utilities	32.2%
Multi-Utilities	26.0%
Oil, Gas & Consumable Fuels	18.3%
Independent Power Producers & Energy Traders	14.9%
Gas Utilities	7.0%
All Others*	1.6%

As of February 28, 2013
Electric Utilities	45.5%
Multi-Utilities	22.5%
Independent Power Producers & Energy Traders	12.8%
Oil, Gas & Consumable Fuels	9.0%
Water Utilities	4.5%
All Others*	5.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Utilities Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
ELECTRIC UTILITIES - 32.2%
Electric Utilities - 32.2%
American Electric Power Co., Inc.	197,747	$ 8,463,572
Duke Energy Corp.	678,753	44,526,198
Edison International	547,012	25,102,381
FirstEnergy Corp.	167,189	6,264,572
ITC Holdings Corp.	86,405	7,680,540
NextEra Energy, Inc.	493,560	39,662,482
OGE Energy Corp.	889,444	31,317,323
PPL Corp.	606,200	18,610,340
		181,627,408
GAS UTILITIES - 7.0%
Gas Utilities - 7.0%
National Fuel Gas Co.	92,976	6,069,473
ONEOK, Inc.	555,074	28,553,007
Questar Corp.	212,342	4,654,537
		39,277,017
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 14.9%
Independent Power Producers & Energy Traders - 14.9%
Calpine Corp. (a)	1,262,937	24,412,572
Drax Group PLC	331,000	3,580,396
NRG Energy, Inc.	1,230,602	32,303,303
The AES Corp.	1,847,902	23,486,834
		83,783,105
MULTI-UTILITIES - 26.0%
Multi-Utilities - 26.0%
Ameren Corp.	739,936	25,017,236
CenterPoint Energy, Inc.	1,396,408	32,019,635
NiSource, Inc.	754,423	22,074,417
PG&E Corp.	561,637	23,229,306
Sempra Energy	526,751	44,468,319
		146,808,913
OIL, GAS & CONSUMABLE FUELS - 18.3%
Oil & Gas Exploration & Production - 3.9%
Energen Corp.	329,422	21,843,973

	Shares	Value
Oil & Gas Storage & Transport - 14.4%
Cheniere Energy, Inc. (a)	423,492	$ 11,853,541
Enbridge, Inc.	402,700	16,512,497
Energy Transfer Equity LP	313,758	20,184,052
The Williams Companies, Inc.	582,185	21,098,384
TransCanada Corp. (d)	262,800	11,454,617
		81,103,091
TOTAL OIL, GAS & CONSUMABLE FUELS		102,947,064
TOTAL COMMON STOCKS (Cost $521,206,968)		554,443,507
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b)	10,845,149	10,845,149
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,957,742	1,957,742
TOTAL MONEY MARKET FUNDS (Cost $12,802,891)		12,802,891
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $534,009,859)		567,246,398
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,986,437)
NET ASSETS - 100%		$ 563,259,961
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,121
Fidelity Securities Lending Cash Central Fund	32,706
Total	$ 40,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,864,384) - See accompanying schedule: Unaffiliated issuers (cost $521,206,968)	$ 554,443,507
Fidelity Central Funds (cost $12,802,891)	12,802,891
Total Investments (cost $534,009,859)		$ 567,246,398
Receivable for fund shares sold		279,004
Dividends receivable		1,871,520
Distributions receivable from Fidelity Central Funds		8,683
Prepaid expenses		6,396
Receivable from investment adviser for expense reductions		242
Other receivables		13,858
Total assets		569,426,101

Liabilities
Payable for investments purchased	$ 2,556,333
Payable for fund shares redeemed	1,232,410
Accrued management fee	271,787
Other affiliated payables	126,562
Other payables and accrued expenses	21,306
Collateral on securities loaned, at value	1,957,742
Total liabilities		6,166,140

Net Assets		$ 563,259,961
Net Assets consist of:
Paid in capital		$ 518,323,571
Undistributed net investment income		7,115,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,586,967
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,234,175
Net Assets, for 8,957,722 shares outstanding		$ 563,259,961
Net Asset Value, offering price and redemption price per share ($563,259,961 ÷ 8,957,722 shares)		$ 62.88

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,594,966
Income from Fidelity Central Funds		40,827
Total income		9,635,793

Expenses
Management fee	$ 1,709,459
Transfer agent fees	670,592
Accounting and security lending fees	113,702
Custodian fees and expenses	8,117
Independent trustees' compensation	3,454
Registration fees	38,536
Audit	18,082
Legal	495
Interest	2,226
Miscellaneous	6,846
Total expenses before reductions	2,571,509
Expense reductions	(51,445)	2,520,064
Net investment income (loss)		7,115,729
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,008,903
Foreign currency transactions	(49,058)
Total net realized gain (loss)		4,959,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,879,068)
Assets and liabilities in foreign currencies	(943)
Total change in net unrealized appreciation (depreciation)		(1,880,011)
Net gain (loss)		3,079,834
Net increase (decrease) in net assets resulting from operations		$ 10,195,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,115,729	$ 13,750,466
Net realized gain (loss)	4,959,845	53,493,632
Change in net unrealized appreciation (depreciation)	(1,880,011)	18,561,695
Net increase (decrease) in net assets resulting from operations	10,195,563	85,805,793
Distributions to shareholders from net investment income	-	(5,973,646)
Share transactions Proceeds from sales of shares	294,844,627	222,822,612
Reinvestment of distributions	-	5,732,879
Cost of shares redeemed	(274,195,596)	(294,987,858)
Net increase (decrease) in net assets resulting from share transactions	20,649,031	(66,432,367)
Redemption fees	33,150	13,113
Total increase (decrease) in net assets	30,877,744	13,412,893

Net Assets
Beginning of period	532,382,217	518,969,324
End of period (including undistributed net investment income of $7,115,248 and distributions in excess of net investment income of $481, respectively)	$ 563,259,961	$ 532,382,217
Other Information Shares
Sold	4,524,172	3,964,937
Issued in reinvestment of distributions	-	103,651
Redeemed	(4,287,697)	(5,221,879)
Net increase (decrease)	236,475	(1,153,291)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 61.04	$ 52.56	$ 50.28	$ 42.24	$ 34.94	$ 57.09
Income from Investment Operations
Net investment income (loss) D	.74	1.41	1.43	1.14	1.21	.99
Net realized and unrealized gain (loss)	1.10	7.70	1.99	8.09	7.34	(22.29)
Total from investment operations	1.84	9.11	3.42	9.23	8.55	(21.30)
Distributions from net investment income	-	(.63)	(1.14)	(1.19)	(1.25)	(.85)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 62.88	$ 61.04	$ 52.56	$ 50.28	$ 42.24	$ 34.94
Total Return B,C	3.01%	17.46%	6.85%	22.07%	24.50%	(37.47)%
Ratios to Average Net Assets E,G
Expenses before reductions	.83% A	.83%	.86%	.90%	.95%	.89%
Expenses net of fee waivers, if any	.83% A	.83%	.86%	.90%	.95%	.89%
Expenses net of all reductions	.81% A	.79%	.84%	.87%	.93%	.89%
Net investment income (loss)	2.30% A	2.49%	2.78%	2.46%	2.98%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 563,260	$ 532,382	$ 518,969	$ 454,097	$ 335,992	$ 301,529
Portfolio turnover rate F	197% A	158%	202%	238%	226%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 41,867,649
Gross unrealized depreciation	(9,789,672)
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,077,977

Tax cost	$ 535,168,421

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $614,034,597 and $587,594,441, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,837 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,670,690.31%		$ 2,170

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $667 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $32,706. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,697,000. The weighted average interest rate was .59%. The interest expense amounted to $56 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,476 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,969.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Utilities Portfolio's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	273,123,586.14	83.598
Against	13,186,360.53	4.037
Abstain	21,130,505.12	6.467
Broker Non-Vote	19,270,277.16	5.898
TOTAL	326,710,728.95	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1013
1.813629.108

Fidelity®

Select Portfolios®

Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Energy Service Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Gas Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Resources Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Energy Portfolio	.81%
Actual		$ 1,000.00	$ 1,069.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Energy Service Portfolio	.81%
Actual		$ 1,000.00	$ 1,073.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Natural Gas Portfolio	.86%
Actual		$ 1,000.00	$ 1,076.60	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Natural Resources Portfolio	.84%
Actual		$ 1,000.00	$ 1,060.10	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	12.5	9.8
Chevron Corp.	8.2	9.0
Halliburton Co.	5.5	3.6
EOG Resources, Inc.	5.4	3.1
Schlumberger Ltd.	5.0	3.0
National Oilwell Varco, Inc.	5.0	4.2
Anadarko Petroleum Corp.	4.2	3.6
Continental Resources, Inc.	3.1	0.7
Noble Energy, Inc.	2.8	2.4
Cimarex Energy Co.	2.8	0.0
	54.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Oil, Gas & Consumable Fuels	72.6%
Energy Equipment & Services	25.5%
All Others*	1.9%

As of February 28, 2013
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	22.9%
Chemicals	1.4%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%**
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).
** Amount represents less than 0.1%

Semiannual Report

Energy Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 25.5%
Oil & Gas Drilling - 3.1%
Atwood Oceanics, Inc. (a)	36,700	$ 2,043,456
Ensco PLC Class A	744,975	41,390,811
Noble Corp.	317,262	11,802,146
Northern Offshore Ltd.	1,076,682	1,527,096
Vantage Drilling Co. (a)	3,111,007	5,350,932
		62,114,441
Oil & Gas Equipment & Services - 22.4%
Cameron International Corp. (a)	670,826	38,096,209
Core Laboratories NV	119,850	18,158,474
Dril-Quip, Inc. (a)	107,584	10,974,644
FMC Technologies, Inc. (a)	1,015,709	54,472,474
Geospace Technologies Corp. (a)	35,600	2,483,456
Halliburton Co.	2,265,710	108,754,080
National Oilwell Varco, Inc.	1,323,042	98,302,021
Oceaneering International, Inc.	72,127	5,595,613
Schlumberger Ltd.	1,227,437	99,348,751
Superior Energy Services, Inc. (a)	180,276	4,427,579
Total Energy Services, Inc.	173,000	2,629,574
Weatherford International Ltd. (a)	97,373	1,451,831
		444,694,706
TOTAL ENERGY EQUIPMENT & SERVICES		506,809,147
OIL, GAS & CONSUMABLE FUELS - 72.6%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	312,500	1,900,000
Peabody Energy Corp.	583,539	10,036,871
		11,936,871
Integrated Oil & Gas - 29.2%
Chevron Corp.	1,351,002	162,701,171
Exxon Mobil Corp.	2,851,917	248,573,085
Hess Corp.	454,303	34,004,580
InterOil Corp. (a)(d)	47,543	3,265,729
Murphy Oil Corp.	711,459	47,966,566
Occidental Petroleum Corp.	321,162	28,329,700
Suncor Energy, Inc. (d)	1,654,000	55,745,751
		580,586,582
Oil & Gas Exploration & Production - 34.0%
Anadarko Petroleum Corp.	908,948	83,096,026
Athlon Energy, Inc.	31,500	875,700
Bankers Petroleum Ltd. (a)	3,273,700	11,033,547
Bonanza Creek Energy, Inc. (a)	480,090	19,059,573
BPZ Energy, Inc. (a)	807,923	1,842,064
Cabot Oil & Gas Corp.	1,101,854	43,115,547
Cimarex Energy Co.	668,450	56,022,795
Cobalt International Energy, Inc. (a)	1,090,066	26,597,610
Concho Resources, Inc. (a)	168,475	16,259,522
ConocoPhillips	148,000	9,812,400
Continental Resources, Inc. (a)(d)	662,650	61,136,089
EOG Resources, Inc.	683,992	107,420,944

	Shares	Value
EPL Oil & Gas, Inc. (a)	213,200	$ 7,214,688
EQT Corp.	468,225	40,136,247
Gulfport Energy Corp. (a)	230,414	13,594,426
Halcon Resources Corp. (a)	1,010,000	4,797,500
Laredo Petroleum Holdings, Inc. (a)	75,300	1,977,378
Marathon Oil Corp.	719,338	24,766,807
Noble Energy, Inc.	912,088	56,029,566
Northern Oil & Gas, Inc. (a)	577,901	7,443,365
Oasis Petroleum, Inc. (a)	120,752	4,733,478
Painted Pony Petroleum Ltd. Class A (a)	416,900	3,083,311
PDC Energy, Inc. (a)	437,179	25,085,331
Pioneer Natural Resources Co.	246,152	43,069,215
Range Resources Corp.	33,400	2,504,332
SM Energy Co.	28,900	1,974,448
TAG Oil Ltd. (a)	251,575	1,070,024
Whiting Petroleum Corp. (a)	41,100	2,074,317
		675,826,250
Oil & Gas Refining & Marketing - 2.2%
Marathon Petroleum Corp.	341,136	24,735,771
Phillips 66	322,565	18,418,462
		43,154,233
Oil & Gas Storage & Transport - 6.6%
Access Midstream Partners LP	425,372	19,401,217
Atlas Energy LP	180,141	9,012,454
Atlas Pipeline Partners LP	282,458	10,959,370
Magellan Midstream Partners LP	186,440	10,116,234
Markwest Energy Partners LP	176,343	11,777,949
Phillips 66 Partners LP	184,333	5,671,926
QEP Midstream Partners LP	14,000	317,100
Targa Resources Corp.	138,592	9,436,729
Tesoro Logistics LP	181,853	9,747,321
The Williams Companies, Inc.	1,201,232	43,532,648
		129,972,948
TOTAL OIL, GAS & CONSUMABLE FUELS		1,441,476,884
TOTAL COMMON STOCKS (Cost $1,469,194,485)		1,948,286,031
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	12,761,550	$ 12,761,550
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	76,878,396	76,878,396
TOTAL MONEY MARKET FUNDS (Cost $89,639,946)		89,639,946
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,558,834,431)		2,037,925,977
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(50,941,255)
NET ASSETS - 100%		$ 1,986,984,722
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,525
Fidelity Securities Lending Cash Central Fund	722,974
Total	$ 731,499
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.1%
Curacao	5.0%
Canada	3.9%
United Kingdom	2.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,299,815) - See accompanying schedule: Unaffiliated issuers (cost $1,469,194,485)	$ 1,948,286,031
Fidelity Central Funds (cost $89,639,946)	89,639,946
Total Investments (cost $1,558,834,431)		$ 2,037,925,977
Receivable for investments sold		50,209,247
Receivable for fund shares sold		3,036,547
Dividends receivable		4,734,339
Distributions receivable from Fidelity Central Funds		61,077
Prepaid expenses		22,281
Receivable from investment adviser for expense reductions		811
Other receivables		2,252
Total assets		2,095,992,531

Liabilities
Payable for investments purchased	$ 29,074,807
Payable for fund shares redeemed	1,699,245
Accrued management fee	922,139
Other affiliated payables	406,224
Other payables and accrued expenses	26,998
Collateral on securities loaned, at value	76,878,396
Total liabilities		109,007,809

Net Assets		$ 1,986,984,722
Net Assets consist of:
Paid in capital		$ 1,375,079,102
Undistributed net investment income		4,774,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		128,039,857
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		479,091,537
Net Assets, for 33,979,064 shares outstanding		$ 1,986,984,722
Net Asset Value, offering price and redemption price per share ($1,986,984,722 ÷ 33,979,064 shares)		$ 58.48

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 16,341,806
Interest		5
Income from Fidelity Central Funds (including $722,974 from security lending)		731,499
Total income		17,073,310

Expenses
Management fee	$ 5,674,592
Transfer agent fees	2,214,031
Accounting and security lending fees	312,157
Custodian fees and expenses	16,458
Independent trustees' compensation	11,484
Registration fees	34,411
Audit	26,277
Legal	1,805
Interest	2,272
Miscellaneous	12,832
Total expenses before reductions	8,306,319
Expense reductions	(17,010)	8,289,309
Net investment income (loss)		8,784,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,519,464
Foreign currency transactions	(10,855)
Total net realized gain (loss)		129,508,609
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,106,693)
Assets and liabilities in foreign currencies	1,294
Total change in net unrealized appreciation (depreciation)		(1,105,399)
Net gain (loss)		128,403,210
Net increase (decrease) in net assets resulting from operations		$ 137,187,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,784,001	$ 21,761,229
Net realized gain (loss)	129,508,609	13,633,395
Change in net unrealized appreciation (depreciation)	(1,105,399)	(47,372,508)
Net increase (decrease) in net assets resulting from operations	137,187,211	(11,977,884)
Distributions to shareholders from net investment income	(2,863,360)	(18,731,365)
Distributions to shareholders from net realized gain	(1,264,340)	(14,385,264)
Total distributions	(4,127,700)	(33,116,629)
Share transactions Proceeds from sales of shares	117,918,682	409,900,203
Reinvestment of distributions	3,959,281	31,802,132
Cost of shares redeemed	(394,957,067)	(774,101,022)
Net increase (decrease) in net assets resulting from share transactions	(273,079,104)	(332,398,687)
Redemption fees	12,672	36,846
Total increase (decrease) in net assets	(140,006,921)	(377,456,354)

Net Assets
Beginning of period	2,126,991,643	2,504,447,997
End of period (including undistributed net investment income of $4,774,226 and distributions in excess of net investment income of $1,146,415, respectively)	$ 1,986,984,722	$ 2,126,991,643
Other Information Shares
Sold	2,071,919	8,050,534
Issued in reinvestment of distributions	72,448	620,890
Redeemed	(6,973,047)	(15,279,430)
Net increase (decrease)	(4,828,680)	(6,608,006)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 55.14	$ 60.22	$ 43.55	$ 27.43	$ 64.48
Income from Investment Operations
Net investment income (loss) D	.24	.53	.41	.29	.07	.02
Net realized and unrealized gain (loss)	3.54	(.04)	(5.06)	16.63	16.14	(35.81)
Total from investment operations	3.78	.49	(4.65)	16.92	16.21	(35.79)
Distributions from net investment income	(.08)	(.47)	(.40)	(.25)	(.09)	(.01)
Distributions from net realized gain	(.03)	(.35)	(.03)	-	-	(1.26)
Total distributions	(.11)	(.82)	(.43)	(.25)	(.09)	(1.27)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 58.48	$ 54.81	$ 55.14	$ 60.22	$ 43.55	$ 27.43
Total Return B, C	6.91%	1.00%	(7.68)%	38.95%	59.11%	(56.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.82%	.83%	.85%	.90%	.83%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.85%	.90%	.83%
Expenses net of all reductions	.81% A	.81%	.82%	.85%	.90%	.83%
Net investment income (loss)	.86% A	1.04%	.77%	.64%	.18%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,986,985	$ 2,126,992	$ 2,504,448	$ 3,033,023	$ 2,134,018	$ 1,337,382
Portfolio turnover rate F	77% A	80%	90%	107%	97%	148%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	16.1	14.6
Halliburton Co.	14.8	16.2
National Oilwell Varco, Inc.	11.3	9.8
Cameron International Corp.	7.0	8.1
FMC Technologies, Inc.	4.8	3.1
Ensco PLC Class A	4.7	4.6
Noble Corp.	4.6	4.7
Dril-Quip, Inc.	4.6	2.5
Weatherford International Ltd.	3.1	2.7
Oceaneering International, Inc.	3.0	2.9
	74.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Energy Equipment & Services	94.8%
Machinery	0.6%
Electrical Equipment	0.2%
Oil, Gas & Consumable Fuels	0.1%
All Others*	4.3%

As of February 28, 2013
Energy Equipment & Services	95.5%
Machinery	0.6%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Energy Service Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	46,300	$ 1,987,196
ENERGY EQUIPMENT & SERVICES - 94.8%
Oil & Gas Drilling - 15.7%
C.A.T. oil AG (Bearer)	100,700	1,729,507
Cathedral Energy Services Ltd.	272,100	1,260,655
Ensco PLC Class A	1,005,400	55,860,024
Hercules Offshore, Inc. (a)	334,900	2,411,280
Nabors Industries Ltd.	290,700	4,476,780
Noble Corp.	1,468,735	54,636,942
Ocean Rig UDW, Inc. (United States) (a)	765,613	13,352,291
Pacific Drilling SA (a)	377,200	3,583,400
Patterson-UTI Energy, Inc.	146,900	2,877,771
Rowan Companies PLC (a)	590,300	20,908,426
Transocean Ltd. (United States)	118,300	5,338,879
Unit Corp. (a)	103,200	4,752,360
Vantage Drilling Co. (a)	8,162,300	14,039,156
		185,227,471
Oil & Gas Equipment & Services - 79.1%
Baker Hughes, Inc.	641,722	29,833,656
Cameron International Corp. (a)	1,440,388	81,799,635
Core Laboratories NV	188,300	28,529,333
Dresser-Rand Group, Inc. (a)	395,000	24,071,300
Dril-Quip, Inc. (a)	524,700	53,524,647
Exterran Holdings, Inc. (a)	161,400	4,427,202
FMC Technologies, Inc. (a)	1,055,362	56,599,064
Geospace Technologies Corp. (a)	55,000	3,836,800
Gulf Island Fabrication, Inc.	60,600	1,423,494
Halliburton Co.	3,629,134	174,198,432
Helix Energy Solutions Group, Inc. (a)	367,000	9,186,010
Hornbeck Offshore Services, Inc. (a)	255,700	13,930,536
Key Energy Services, Inc. (a)	316,200	2,109,054
National Oilwell Varco, Inc.	1,793,762	133,276,517
Oceaneering International, Inc.	460,000	35,686,800
Oil States International, Inc. (a)	342,500	30,557,850
Petrofac Ltd.	533,300	11,446,402
Schlumberger Ltd.	2,338,311	189,262,891

	Shares	Value
Tesco Corp. (a)	717,185	$ 11,080,508
Weatherford International Ltd. (a)	2,430,266	36,235,266
		931,015,397
TOTAL ENERGY EQUIPMENT & SERVICES		1,116,242,868
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Rotork PLC	158,500	6,656,504
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Storage & Transport - 0.1%
Access Midstream Partners LP	400	18,244
StealthGas, Inc. (a)	135,100	1,199,688
		1,217,932
TOTAL COMMON STOCKS (Cost $789,299,352)		1,126,104,500
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.10% (b) (Cost $52,137,748)	52,137,748	52,137,748
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $841,437,100)		1,178,242,248
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,012,603)
NET ASSETS - 100%		$ 1,177,229,645
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,383
Fidelity Securities Lending Cash Central Fund	8,642
Total	$ 25,025
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	60.9%
Curacao	16.1%
Switzerland	8.2%
United Kingdom	7.1%
Netherlands	2.4%
Marshall Islands	1.2%
Cayman Islands	1.2%
Canada	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $789,299,352)	$ 1,126,104,500
Fidelity Central Funds (cost $52,137,748)	52,137,748
Total Investments (cost $841,437,100)		$ 1,178,242,248
Receivable for fund shares sold		1,031,197
Dividends receivable		1,414,739
Distributions receivable from Fidelity Central Funds		3,436
Prepaid expenses		12,608
Receivable from investment adviser for expense reductions		303
Other receivables		4,298
Total assets		1,180,708,829

Liabilities
Payable for investments purchased	$ 1,175,717
Payable for fund shares redeemed	1,523,202
Accrued management fee	531,929
Transfer agent fee payable	194,702
Other affiliated payables	31,450
Other payables and accrued expenses	22,184
Total liabilities		3,479,184

Net Assets		$ 1,177,229,645
Net Assets consist of:
Paid in capital		$ 875,630,544
Undistributed net investment income		1,111,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,317,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		336,805,236
Net Assets, for 14,817,848 shares outstanding		$ 1,177,229,645
Net Asset Value, offering price and redemption price per share ($1,177,229,645 ÷ 14,817,848 shares)		$ 79.45

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,159,546
Income from Fidelity Central Funds (including $8,642 from security lending)		25,025
Total income		6,184,571

Expenses
Management fee	$ 3,186,543
Transfer agent fees	1,228,127
Accounting and security lending fees	187,675
Custodian fees and expenses	9,935
Independent trustees' compensation	6,442
Registration fees	33,606
Audit	25,498
Legal	934
Interest	150
Miscellaneous	6,142
Total expenses before reductions	4,685,052
Expense reductions	(21,038)	4,664,014
Net investment income (loss)		1,520,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,986,559
Foreign currency transactions	(223)
Total net realized gain (loss)		18,986,336
Change in net unrealized appreciation (depreciation) on: Investment securities	58,377,426
Assets and liabilities in foreign currencies	663
Total change in net unrealized appreciation (depreciation)		58,378,089
Net gain (loss)		77,364,425
Net increase (decrease) in net assets resulting from operations		$ 78,884,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,520,557	$ 56,885
Net realized gain (loss)	18,986,336	(10,197,257)
Change in net unrealized appreciation (depreciation)	58,378,089	(8,430,644)
Net increase (decrease) in net assets resulting from operations	78,884,982	(18,571,016)
Share transactions Proceeds from sales of shares	152,707,307	458,926,393
Cost of shares redeemed	(290,786,639)	(586,274,324)
Net increase (decrease) in net assets resulting from share transactions	(138,079,332)	(127,347,931)
Redemption fees	21,425	33,045
Total increase (decrease) in net assets	(59,172,925)	(145,885,902)

Net Assets
Beginning of period	1,236,402,570	1,382,288,472
End of period (including undistributed net investment income of $1,111,468 and accumulated net investment loss of $409,089, respectively)	$ 1,177,229,645	$ 1,236,402,570
Other Information Shares
Sold	1,975,744	6,636,814
Redeemed	(3,863,877)	(8,864,023)
Net increase (decrease)	(1,888,133)	(2,227,209)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 74.01	$ 73.01	$ 85.88	$ 58.27	$ 33.87	$ 92.62
Income from Investment Operations
Net investment income (loss) D	.10	- L	(.09)	(.04)	.02 G	(.02) H
Net realized and unrealized gain (loss)	5.34	1.00 I	(12.79)	27.65	24.41	(54.75)
Total from investment operations	5.44	1.00	(12.88)	27.61	24.43	(54.77)
Distributions from net investment income	-	-	-	-	(.04)	-
Distributions from net realized gain	-	-	-	-	-	(4.00)
Total distributions	-	-	-	-	(.04)	(4.00)
Redemption fees added to paid in capital D	- L	- L	.01	- L	.01	.02
Net asset value, end of period	$ 79.45	$ 74.01	$ 73.01	$ 85.88	$ 58.27	$ 33.87
Total Return B, C	7.35%	1.37%	(14.99)%	47.38%	72.15%	(61.89)%
Ratios to Average Net Assets E, J
Expenses before reductions	.81% A	.82%	.82%	.85%	.91%	.82%
Expenses net of fee waivers, if any	.81% A	.82%	.82%	.85%	.91%	.82%
Expenses net of all reductions	.81% A	.81%	.81%	.85%	.91%	.82%
Net investment income (loss)	.26% A	.01%	(.12)%	(.06)%	.04% G	(.03)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177,230	$ 1,236,403	$ 1,382,288	$ 2,040,691	$ 1,282,428	$ 740,946
Portfolio turnover rate F	32% A	49%	74%	85%	84%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K For the year ended February 29.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	7.7	3.6
National Oilwell Varco, Inc.	6.9	5.5
Devon Energy Corp.	6.2	1.1
EOG Resources, Inc.	5.3	2.2
Ensco PLC Class A	5.0	2.9
Halliburton Co.	4.8	6.9
Apache Corp.	4.7	5.6
Anadarko Petroleum Corp.	4.6	6.7
Encana Corp.	4.4	0.3
Suncor Energy, Inc.	4.4	2.5
	54.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Oil, Gas & Consumable Fuels	62.1%
Energy Equipment & Services	28.7%
Gas Utilities	4.4%
All Others*	4.8%

As of February 28, 2013
Oil, Gas & Consumable Fuels	61.9%
Energy Equipment & Services	25.5%
Gas Utilities	9.8%
Multi-Utilities	0.5%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 28.7%
Oil & Gas Drilling - 7.3%
Ensco PLC Class A	557,100	$ 30,952,476
Precision Drilling Corp.	605,300	5,959,329
Rowan Companies PLC (a)	227,600	8,061,592
		44,973,397
Oil & Gas Equipment & Services - 21.4%
Baker Hughes, Inc.	202,800	9,428,172
Halliburton Co.	623,802	29,942,496
National Oilwell Varco, Inc.	574,400	42,677,920
Schlumberger Ltd.	584,500	47,309,430
Trican Well Service Ltd.	223,300	3,139,726
		132,497,744
TOTAL ENERGY EQUIPMENT & SERVICES		177,471,141
GAS UTILITIES - 4.4%
Gas Utilities - 4.4%
Atmos Energy Corp.	186,988	7,544,966
National Fuel Gas Co.	302,450	19,743,936
		27,288,902
OIL, GAS & CONSUMABLE FUELS - 62.0%
Integrated Oil & Gas - 9.2%
Hess Corp.	135,200	10,119,720
Husky Energy, Inc. (d)	331,600	9,375,342
Occidental Petroleum Corp.	121,000	10,673,410
Suncor Energy, Inc. (d)	802,200	27,037,027
		57,205,499
Oil & Gas Exploration & Production - 45.3%
Anadarko Petroleum Corp.	314,300	28,733,306
Apache Corp.	341,133	29,228,275
Athabasca Oil Corp. (a)	597,500	4,277,176
Athlon Energy, Inc.	9,600	266,880
Cabot Oil & Gas Corp.	137,500	5,380,375
Canadian Natural Resources Ltd.	191,000	5,828,102
Cimarex Energy Co.	268,900	22,536,509
Cobalt International Energy, Inc. (a)	191,850	4,681,140
ConocoPhillips	236,400	15,673,320
Crown Point Energy, Inc. (e)	181,658	37,080
Devon Energy Corp.	677,246	38,663,974
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	1,598,900	27,308,659
Energy XXI (Bermuda) Ltd.	193,900	5,151,923
EOG Resources, Inc.	210,385	33,040,964
Lightstream Resources Ltd. (d)	412,493	2,831,410
Newfield Exploration Co. (a)	221,800	5,283,276
Painted Pony Petroleum Ltd. Class A (a)	267,200	1,976,159
PDC Energy, Inc. (a)	61,000	3,500,180
Petrominerales Ltd.	428,800	2,625,805
Range Resources Corp.	26,000	1,949,480

	Shares	Value
Resolute Energy Corp. (a)	382,900	$ 3,001,936
Talisman Energy, Inc.	1,792,900	19,149,459
Tourmaline Oil Corp. (a)	58,000	2,241,147
Ultra Petroleum Corp. (a)(d)	286,900	5,938,830
Whiting Petroleum Corp. (a)	220,800	11,143,776
		280,449,141
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	86,400	6,264,864
Phillips 66	109,500	6,252,450
		12,517,314
Oil & Gas Storage & Transport - 5.5%
The Williams Companies, Inc.	406,599	14,735,148
TransCanada Corp.	442,600	19,291,528
		34,026,676
TOTAL OIL, GAS & CONSUMABLE FUELS		384,198,630
TOTAL COMMON STOCKS (Cost $576,473,063)		588,958,673
Convertible Bonds - 0.1%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Exploration & Production - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $595,500)	$ 600,000	618,750
Money Market Funds - 11.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	26,853,491	26,853,491
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	45,396,362	45,396,362
TOTAL MONEY MARKET FUNDS (Cost $72,249,853)		72,249,853
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $649,318,416)		661,827,276
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(42,509,907)
NET ASSETS - 100%		$ 619,317,369
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,080 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,157
Fidelity Securities Lending Cash Central Fund	188,271
Total	$ 195,428
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 588,958,673	$ 588,958,673	$ -	$ -
Convertible Bonds	618,750	-	618,750	-
Money Market Funds	72,249,853	72,249,853	-	-
Total Investments in Securities:	$ 661,827,276	$ 661,208,526	$ 618,750	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	63.0%
Canada	22.2%
Curacao	7.7%
United Kingdom	6.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,622,252) - See accompanying schedule: Unaffiliated issuers (cost $577,068,563)	$ 589,577,423
Fidelity Central Funds (cost $72,249,853)	72,249,853
Total Investments (cost $649,318,416)		$ 661,827,276
Receivable for investments sold		10,708,132
Receivable for fund shares sold		359,599
Dividends receivable		996,643
Interest receivable		3,938
Distributions receivable from Fidelity Central Funds		16,375
Prepaid expenses		6,703
Receivable from investment adviser for expense reductions		212
Other receivables		2,279
Total assets		673,921,157

Liabilities
Payable for investments purchased	$ 7,789,410
Payable for fund shares redeemed	963,131
Accrued management fee	285,463
Other affiliated payables	144,169
Other payables and accrued expenses	25,253
Collateral on securities loaned, at value	45,396,362
Total liabilities		54,603,788

Net Assets		$ 619,317,369
Net Assets consist of:
Paid in capital		$ 986,353,860
Undistributed net investment income		3,088,322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(382,635,642)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,510,829
Net Assets, for 17,513,043 shares outstanding		$ 619,317,369
Net Asset Value, offering price and redemption price per share ($619,317,369 ÷ 17,513,043 shares)		$ 35.36

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,623,945
Interest		8,042
Income from Fidelity Central Funds (including $188,271 from security lending)		195,428
Total income		5,827,415

Expenses
Management fee	$ 1,754,754
Transfer agent fees	782,638
Accounting and security lending fees	117,415
Custodian fees and expenses	15,360
Independent trustees' compensation	3,539
Registration fees	25,459
Audit	17,905
Legal	558
Interest	164
Miscellaneous	4,512
Total expenses before reductions	2,722,304
Expense reductions	(7,748)	2,714,556
Net investment income (loss)		3,112,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,771,886
Foreign currency transactions	(16,979)
Total net realized gain (loss)		23,754,907
Change in net unrealized appreciation (depreciation) on: Investment securities	19,321,222
Assets and liabilities in foreign currencies	27,896
Total change in net unrealized appreciation (depreciation)		19,349,118
Net gain (loss)		43,104,025
Net increase (decrease) in net assets resulting from operations		$ 46,216,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,112,859	$ 6,427,872
Net realized gain (loss)	23,754,907	50,946,752
Change in net unrealized appreciation (depreciation)	19,349,118	(53,773,245)
Net increase (decrease) in net assets resulting from operations	46,216,884	3,601,379
Distributions to shareholders from net investment income	(328,459)	(5,539,434)
Distributions to shareholders from net realized gain	-	(1,080,476)
Total distributions	(328,459)	(6,619,910)
Share transactions Proceeds from sales of shares	56,758,893	191,939,367
Reinvestment of distributions	302,196	6,127,922
Cost of shares redeemed	(133,713,686)	(288,673,684)
Net increase (decrease) in net assets resulting from share transactions	(76,652,597)	(90,606,395)
Redemption fees	8,980	17,095
Total increase (decrease) in net assets	(30,755,192)	(93,607,831)

Net Assets
Beginning of period	650,072,561	743,680,392
End of period (including undistributed net investment income of $3,088,322 and undistributed net investment income of $303,922, respectively)	$ 619,317,369	$ 650,072,561
Other Information Shares
Sold	1,664,271	6,269,617
Issued in reinvestment of distributions	9,180	196,748
Redeemed	(3,944,316)	(9,280,431)
Net increase (decrease)	(2,270,865)	(2,814,066)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 32.86	$ 32.91	$ 36.50	$ 31.34	$ 19.16	$ 49.91
Income from Investment Operations
Net investment income (loss) D	.17	.30	.26	.29 G	(.04)	(.05)
Net realized and unrealized gain (loss)	2.35	(.03) K	(3.56)	5.19	12.22	(28.62)
Total from investment operations	2.52	.27	(3.30)	5.48	12.18	(28.67)
Distributions from net investment income	(.02)	(.27)	(.29)	(.26)	-	-
Distributions from net realized gain	-	(.05)	-	(.06)	-	(2.09)
Total distributions	(.02)	(.32)	(.29)	(.32)	-	(2.09)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 35.36	$ 32.86	$ 32.91	$ 36.50	$ 31.34	$ 19.16
Total Return B, C	7.66%	.86% K	(9.03)%	17.58%	63.57%	(59.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.87%	.86%	.89%	.93%	.85%
Expenses net of fee waivers, if any	.86% A	.87%	.86%	.89%	.93%	.85%
Expenses net of all reductions	.86% A	.86%	.86%	.88%	.93%	.85%
Net investment income (loss)	.98% A	.96%	.81%	.95% G	(.13)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 619,317	$ 650,073	$ 743,680	$ 990,083	$ 1,141,747	$ 705,002
Portfolio turnover rate F	138% A	107%	63%	167%	110%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 0.75%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Halliburton Co.	6.1	4.2
EOG Resources, Inc.	5.2	3.2
National Oilwell Varco, Inc.	4.8	3.6
Schlumberger Ltd.	4.6	2.6
Suncor Energy, Inc.	4.2	3.6
Anadarko Petroleum Corp.	4.0	3.6
Noble Energy, Inc.	3.2	2.8
Continental Resources, Inc.	3.1	1.1
Cimarex Energy Co.	2.8	0.0
FMC Technologies, Inc.	2.6	0.4
	40.6
Top Industries (% of fund's net assets)
As of August 31, 2013
Oil, Gas & Consumable Fuels	57.3%
Energy Equipment & Services	23.6%
Metals & Mining	10.7%
Containers & Packaging	2.8%
Paper & Forest Products	0.9%
All Others*	4.7%

As of February 28, 2013
Oil, Gas & Consumable Fuels	64.9%
Energy Equipment & Services	20.8%
Metals & Mining	7.9%
Containers & Packaging	2.8%
Chemicals	2.0%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONTAINERS & PACKAGING - 2.8%
Metal & Glass Containers - 1.1%
Ball Corp.	249,100	$ 11,065,022
Paper Packaging - 1.7%
Rock-Tenn Co. Class A	150,900	16,766,499
TOTAL CONTAINERS & PACKAGING		27,831,521
ENERGY EQUIPMENT & SERVICES - 23.6%
Oil & Gas Drilling - 1.7%
Atwood Oceanics, Inc. (a)	17,400	968,832
Ensco PLC Class A	226,700	12,595,452
Northern Offshore Ltd.	941,800	1,335,788
Vantage Drilling Co. (a)	1,205,100	2,072,772
		16,972,844
Oil & Gas Equipment & Services - 21.9%
Cameron International Corp. (a)	330,900	18,791,811
Core Laboratories NV	59,800	9,060,298
Dril-Quip, Inc. (a)	27,300	2,784,873
FMC Technologies, Inc. (a)	484,200	25,967,646
Geospace Technologies Corp. (a)	16,700	1,164,992
Halliburton Co.	1,261,800	60,566,398
National Oilwell Varco, Inc.	638,558	47,444,859
Oceaneering International, Inc.	38,600	2,994,588
Schlumberger Ltd.	567,392	45,924,708
Superior Energy Services, Inc. (a)	40,900	1,004,504
Total Energy Services, Inc.	100,000	1,519,985
		217,224,662
TOTAL ENERGY EQUIPMENT & SERVICES		234,197,506
METALS & MINING - 10.7%
Diversified Metals & Mining - 3.1%
Anglo American PLC (United Kingdom)	143,262	3,282,464
Freeport-McMoRan Copper & Gold, Inc.	630,100	19,041,622
Kenmare Resources PLC (a)	4,978,800	2,036,931
Teck Resources Ltd. Class B (sub. vtg.)	210,700	5,305,007
Turquoise Hill Resources Ltd. (a)	218,025	1,134,318
		30,800,342
Gold - 6.9%
AngloGold Ashanti Ltd. sponsored ADR	196,700	2,629,879
Barrick Gold Corp.	267,900	5,114,848
Franco-Nevada Corp.	282,600	12,864,967
Gold Fields Ltd. sponsored ADR	1,414,800	7,286,220
Goldcorp, Inc.	280,600	8,285,066
Harmony Gold Mining Co. Ltd. sponsored ADR	530,400	1,920,048
IAMGOLD Corp.	508,200	3,049,297
Kinross Gold Corp.	295,867	1,632,002
Newmont Mining Corp.	216,800	6,887,736
Randgold Resources Ltd. sponsored ADR	138,200	10,782,364

	Shares	Value
Royal Gold, Inc.	37,600	$ 2,181,928
Sibanye Gold Ltd. ADR (a)	142,125	586,976
Yamana Gold, Inc.	416,600	4,762,047
		67,983,378
Precious Metals & Minerals - 0.7%
Pan American Silver Corp.	128,600	1,571,492
Silver Wheaton Corp. (d)	212,600	5,619,277
		7,190,769
TOTAL METALS & MINING		105,974,489
OIL, GAS & CONSUMABLE FUELS - 57.3%
Coal & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. (a)	138,900	844,512
Peabody Energy Corp.	269,600	4,637,120
		5,481,632
Integrated Oil & Gas - 14.2%
Chevron Corp.	142,600	17,173,318
Exxon Mobil Corp.	189,900	16,551,684
Hess Corp.	264,800	19,820,280
InterOil Corp. (a)(d)	33,200	2,280,508
Murphy Oil Corp.	363,600	24,513,912
Occidental Petroleum Corp.	216,700	19,115,107
Suncor Energy, Inc. (d)	1,234,100	41,593,611
		141,048,420
Oil & Gas Exploration & Production - 33.7%
Anadarko Petroleum Corp.	438,500	40,087,670
Athlon Energy, Inc.	15,100	419,780
Bankers Petroleum Ltd. (a)	1,470,300	4,955,440
Bonanza Creek Energy, Inc. (a)	215,690	8,562,893
BPZ Energy, Inc. (a)	500,300	1,140,684
Cabot Oil & Gas Corp.	482,200	18,868,486
Cimarex Energy Co.	325,800	27,305,298
Cobalt International Energy, Inc. (a)	509,900	12,441,560
Concho Resources, Inc. (a)	79,300	7,653,243
ConocoPhillips	109,500	7,259,850
Continental Resources, Inc. (a)(d)	338,100	31,193,106
EOG Resources, Inc.	331,800	52,109,190
EPL Oil & Gas, Inc. (a)	90,540	3,063,874
EQT Corp.	237,400	20,349,928
Gulfport Energy Corp. (a)	112,800	6,655,200
Halcon Resources Corp. (a)	570,000	2,707,500
Laredo Petroleum Holdings, Inc. (a)	37,800	992,628
Marathon Oil Corp.	378,300	13,024,869
Noble Energy, Inc.	523,000	32,127,890
Northern Oil & Gas, Inc. (a)	341,095	4,393,304
Oasis Petroleum, Inc. (a)	53,700	2,105,040
PDC Energy, Inc. (a)	178,100	10,219,378
Pioneer Natural Resources Co.	133,400	23,340,998
Range Resources Corp.	16,000	1,199,680
SM Energy Co.	14,500	990,640
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
TAG Oil Ltd. (a)	126,100	$ 536,341
Whiting Petroleum Corp. (a)	19,700	994,259
		334,698,729
Oil & Gas Refining & Marketing - 2.2%
Marathon Petroleum Corp.	190,000	13,776,900
Phillips 66	137,900	7,874,090
		21,650,990
Oil & Gas Storage & Transport - 6.7%
Access Midstream Partners LP	203,500	9,281,635
Atlas Energy LP	92,900	4,647,787
Atlas Pipeline Partners LP	186,700	7,243,960
Magellan Midstream Partners LP	103,700	5,626,762
Markwest Energy Partners LP	84,800	5,663,792
Phillips 66 Partners LP	88,300	2,716,991
QEP Midstream Partners LP	6,700	151,755
Targa Resources Corp.	71,100	4,841,199
Tesoro Logistics LP	110,400	5,917,440
The Williams Companies, Inc.	569,600	20,642,304
		66,733,625
TOTAL OIL, GAS & CONSUMABLE FUELS		569,613,396
PAPER & FOREST PRODUCTS - 0.9%
Paper Products - 0.9%
International Paper Co.	193,600	9,139,856
TOTAL COMMON STOCKS (Cost $880,417,213)		946,756,768
Money Market Funds - 11.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	38,016,027	$ 38,016,027
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	75,563,750	75,563,750
TOTAL MONEY MARKET FUNDS (Cost $113,579,777)		113,579,777
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $993,996,990)		1,060,336,545
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(66,427,372)
NET ASSETS - 100%		$ 993,909,173
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,557
Fidelity Securities Lending Cash Central Fund	439,908
Total	$ 444,465
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	79.8%
Canada	10.2%
Curacao	4.6%
United Kingdom	1.6%
South Africa	1.3%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,535,636) - See accompanying schedule: Unaffiliated issuers (cost $880,417,213)	$ 946,756,768
Fidelity Central Funds (cost $113,579,777)	113,579,777
Total Investments (cost $993,996,990)		$ 1,060,336,545
Receivable for investments sold		22,026,622
Receivable for fund shares sold		648,486
Dividends receivable		1,402,015
Distributions receivable from Fidelity Central Funds		37,596
Prepaid expenses		10,469
Receivable from investment adviser for expense reductions		1,109
Other receivables		1,181
Total assets		1,084,464,023

Liabilities
Payable for investments purchased	$ 12,770,881
Payable for fund shares redeemed	1,526,819
Accrued management fee	449,149
Other affiliated payables	219,399
Other payables and accrued expenses	24,852
Collateral on securities loaned, at value	75,563,750
Total liabilities		90,554,850

Net Assets		$ 993,909,173
Net Assets consist of:
Paid in capital		$ 918,828,836
Distributions in excess of net investment income		(2,247,083)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,987,865
Net unrealized appreciation (depreciation) on investments		66,339,555
Net Assets, for 27,497,087 shares outstanding		$ 993,909,173
Net Asset Value, offering price and redemption price per share ($993,909,173 ÷ 27,497,087 shares)		$ 36.15

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,068,261
Income from Fidelity Central Funds (including $439,908 from security lending)		444,465
Total income		7,512,726

Expenses
Management fee	$ 2,752,550
Transfer agent fees	1,205,285
Accounting and security lending fees	167,172
Custodian fees and expenses	13,479
Independent trustees' compensation	5,551
Registration fees	14,549
Audit	24,771
Legal	909
Interest	180
Miscellaneous	8,259
Total expenses before reductions	4,192,705
Expense reductions	(12,208)	4,180,497
Net investment income (loss)		3,332,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	87,654,251
Foreign currency transactions	(102,629)
Total net realized gain (loss)		87,551,622
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,618,718)
Assets and liabilities in foreign currencies	1,380
Total change in net unrealized appreciation (depreciation)		(33,617,338)
Net gain (loss)		53,934,284
Net increase (decrease) in net assets resulting from operations		$ 57,266,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,332,229	$ 10,229,731
Net realized gain (loss)	87,551,622	7,080,422
Change in net unrealized appreciation (depreciation)	(33,617,338)	(85,369,970)
Net increase (decrease) in net assets resulting from operations	57,266,513	(68,059,817)
Distributions to shareholders from net investment income	-	(2,965,193)
Share transactions Proceeds from sales of shares	95,087,979	206,073,881
Reinvestment of distributions	-	2,845,421
Cost of shares redeemed	(212,979,608)	(513,976,231)
Net increase (decrease) in net assets resulting from share transactions	(117,891,629)	(305,056,929)
Redemption fees	6,544	29,174
Total increase (decrease) in net assets	(60,618,572)	(376,052,765)

Net Assets
Beginning of period	1,054,527,745	1,430,580,510
End of period (including distributions in excess of net investment income of $2,247,083 and distributions in excess of net investment income of $5,579,312, respectively)	$ 993,909,173	$ 1,054,527,745
Other Information Shares
Sold	2,695,584	6,393,747
Issued in reinvestment of distributions	-	88,101
Redeemed	(6,127,103)	(16,015,960)
Net increase (decrease)	(3,431,519)	(9,534,112)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.10	$ 35.36	$ 39.07	$ 27.66	$ 17.24	$ 39.00
Income from Investment Operations
Net investment income (loss) D	.12	.28	.20	.12	- I	.01
Net realized and unrealized gain (loss)	1.93	(1.45)	(3.59)	11.49	10.54	(21.29)
Total from investment operations	2.05	(1.17)	(3.39)	11.61	10.54	(21.28)
Distributions from net investment income	-	(.09)	(.26)	(.11)	(.02)	(.01)
Distributions from net realized gain	-	-	(.06)	(.09)	(.10)	(.48)
Total distributions	-	(.09)	(.32)	(.20)	(.12)	(.49)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 36.15	$ 34.10	$ 35.36	$ 39.07	$ 27.66	$ 17.24
Total Return B, C	6.01%	(3.30)%	(8.63)%	42.09%	61.13%	(55.24)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.86%	.84%	.88%	.93%	.85%
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.88%	.93%	.85%
Expenses net of all reductions	.84% A	.84%	.84%	.87%	.92%	.84%
Net investment income (loss)	.67% A	.89%	.58%	.39%	(.01)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 993,909	$ 1,054,528	$ 1,430,581	$ 1,971,764	$ 1,484,857	$ 923,110
Portfolio turnover rate F	82% A	76%	88%	113%	85%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Energy Portfolio	$ 1,561,784,148	$ 507,848,102	$ (31,706,273)	$ 476,141,829
Energy Service Portfolio	844,273,437	342,055,809	(8,086,998)	333,968,811
Natural Gas Portfolio	652,250,412	38,362,208	(28,785,344)	9,576,864
Natural Resources Portfolio	996,274,764	125,401,127	(61,339,346)	64,061,781

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Natural Gas Portfolio	$ (189,200,700)	$ (208,776,307)	$ (397,977,007)
Natural Resources Portfolio	(47,558,563)	-	(47,558,563)
	No expiration
	Short-term	Total capital loss carryforward
Energy Service Portfolio	$ (52,550,882)	$ (52,550,882)
Natural Gas Portfolio	-	(397,977,007)
Natural Resources Portfolio	(27,846,270)	(75,404,833)

In addition, certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2014, capital losses recognized during the period November 1, 2012 to February 28, 2013. Loss deferrals were as follows:

Capital losses
Natural Gas Portfolio	$ (4,819,155)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	782,421,809	1,068,097,272
Energy Service Portfolio	182,981,234	321,867,221
Natural Gas Portfolio	425,996,425	514,302,288
Natural Resources Portfolio	402,523,827	556,275,906

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.25%	.55%
Energy Service Portfolio	.30%	.25%	.55%
Natural Gas Portfolio	.30%	.25%	.55%
Natural Resources Portfolio	.30%	.25%	.55%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.22%
Energy Service Portfolio	.21%
Natural Gas Portfolio	.25%
Natural Resources Portfolio	.24%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 21,509
Energy Service Portfolio	13,249
Natural Gas Portfolio	7,900
Natural Resources Portfolio	12,434

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 7,577,267.38%		$ 1,198
Energy Service Portfolio	Borrower	4,112,750.33%		150
Natural Gas Portfolio	Borrower	8,894,500.33%		164
Natural Resources Portfolio	Borrower	10,080,000.32%		180

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$ 2,389
Energy Service Portfolio	1,310
Natural Gas Portfolio	741
Natural Resources Portfolio	1,189

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	$ 10,008,333.64%		$ 1,074

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Energy Portfolio	$ 12,478	$ -
Energy Service Portfolio	19,049	15
Natural Gas Portfolio	5,944	-
Natural Resources Portfolio	6,340	-

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Energy Portfolio	$ 4,532
Energy Service Portfolio	1,974
Natural Gas Portfolio	1,804
Natural Resources Portfolio	5,868

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 10% of the total outstanding shares of Energy Service Portfolio. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of Energy Service Portfolio.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Energy Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,123,667,595.06	84.541
Against	66,131,212.87	4.975
Abstain	63,827,255.74	4.802
Broker Non-Vote	75,523,084.07	5.682
TOTAL	1,329,149,147.74	100.000
PROPOSAL 2
To approve a management contract between Energy Service Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	645,498,387.29	84.946
Against	33,409,158.57	4.397
Abstain	33,438,738.73	4.400
Broker Non-Vote	47,550,441.63	6.257
TOTAL	759,896,726.22	100.000
PROPOSAL 2
To approve a management contract between Natural Gas Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	299,519,308.49	78.743
Against	16,626,864.21	4.372
Abstain	21,125,424.08	5.553
Broker Non-Vote	43,106,986.49	11.332
TOTAL	380,378,583.27	100.000
PROPOSAL 2
To approve a management contract between Natural Resources Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	464,592,888.36	83.574
Against	24,605,583.11	4.427
Abstain	30,066,842.67	5.408
Broker Non-Vote	36,643,226.80	6.591
TOTAL	555,908,540.94	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELNR-USAN-1013
1.813653.108

Fidelity®

Select Portfolios®

Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Banking Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Brokerage and Investment Management Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Finance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Financial Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Insurance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Banking Portfolio	.82%
Actual		$ 1,000.00	$ 1,138.10	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Brokerage and Investment Management Portfolio	.84%
Actual		$ 1,000.00	$ 1,102.50	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Consumer Finance Portfolio	.86%
Actual		$ 1,000.00	$ 1,123.10	$ 4.60
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Financial Services Portfolio	.85%
Actual		$ 1,000.00	$ 1,094.60	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33
Insurance Portfolio	.84%
Actual		$ 1,000.00	$ 1,113.30	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp	13.2	12.9
Wells Fargo & Co.	11.5	12.9
PNC Financial Services Group, Inc.	5.0	3.1
M&T Bank Corp.	4.4	3.2
Huntington Bancshares, Inc.	4.1	3.5
SunTrust Banks, Inc.	3.7	1.7
Capital One Financial Corp.	3.7	2.6
Ocwen Financial Corp.	2.9	2.9
BB&T Corp.	2.7	3.0
Texas Capital Bancshares, Inc.	2.5	2.8
	53.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Commercial Banks	81.4%
Consumer Finance	5.7%
Thrifts & Mortgage Finance	4.7%
Diversified Financial Services	3.0%
IT Services	2.6%
All Others*	2.6%

As of February 28, 2013
Commercial Banks	83.6%
Thrifts & Mortgage Finance	7.4%
Consumer Finance	3.0%
IT Services	1.6%
Diversified Financial Services	0.8%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Banking Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CAPITAL MARKETS - 0.7%
Diversified Capital Markets - 0.7%
UBS AG (NY Shares)	251,800	$ 4,859,740
COMMERCIAL BANKS - 81.1%
Diversified Banks - 29.3%
Aozora Bank Ltd.	943,000	2,706,242
Banco ABC Brasil SA (a)	14,935	77,806
Comerica, Inc.	304,600	12,439,864
Erste Group Bank AG	115,100	3,689,717
Itau Unibanco Holding SA sponsored ADR	648,440	7,891,515
Standard Chartered PLC (United Kingdom)	152,139	3,397,443
U.S. Bancorp	2,417,300	87,337,050
Wells Fargo & Co.	1,861,892	76,486,523
		194,026,160
Regional Banks - 51.8%
1st Source Corp.	344,600	8,876,896
Bank of the Ozarks, Inc.	167,000	7,578,460
BB&T Corp.	524,500	17,812,020
BBCN Bancorp, Inc.	804,212	10,744,272
Boston Private Financial Holdings, Inc.	881,800	9,011,996
CapitalSource, Inc.	641,300	7,407,015
CIT Group, Inc. (a)	150,900	7,223,583
City National Corp.	166,900	10,926,943
Commerce Bancshares, Inc.	284,910	12,305,263
CVB Financial Corp.	800,600	10,199,644
East West Bancorp, Inc.	304,400	8,897,612
Fifth Third Bancorp	374,500	6,849,605
First Horizon National Corp.	511,100	5,652,766
First Republic Bank	357,300	15,821,244
Hanmi Financial Corp.	271,300	4,430,329
Huntington Bancshares, Inc.	3,301,351	27,203,132
IBERIABANK Corp.	196,800	10,300,512
International Bancshares Corp.	213,300	4,675,536
M&T Bank Corp. (d)	254,900	28,890,366
National Penn Bancshares, Inc.	840,900	8,442,636
OFG Bancorp	213,180	3,662,432
PNC Financial Services Group, Inc.	455,441	32,914,721
Republic Bancorp, Inc., Kentucky Class A	159,500	4,212,395
Spar Nord Bank A/S (a)	559,800	4,016,814
Sterling Financial Corp.	211,900	5,127,980
SunTrust Banks, Inc.	767,000	24,559,340
Susquehanna Bancshares, Inc.	648,800	8,181,368
Texas Capital Bancshares, Inc. (a)	381,000	16,794,480
ViewPoint Financial Group	438,600	8,723,754
Wilshire Bancorp, Inc.	558,900	4,543,857
Wintrust Financial Corp.	192,500	7,630,700
		343,617,671
TOTAL COMMERCIAL BANKS		537,643,831

	Shares	Value
CONSUMER FINANCE - 5.7%
Consumer Finance - 5.7%
Capital One Financial Corp.	376,000	$ 24,270,800
First Cash Financial Services, Inc. (a)	49,500	2,735,865
SLM Corp.	452,400	10,853,076
		37,859,741
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Other Diversified Financial Services - 2.5%
Bank of America Corp.	581,500	8,210,780
JPMorgan Chase & Co.	163,600	8,266,708
		16,477,488
Specialized Finance - 0.5%
McGraw-Hill Companies, Inc.	57,900	3,379,623
TOTAL DIVERSIFIED FINANCIAL SERVICES		19,857,111
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.6%
Total System Services, Inc.	435,000	12,036,450
Visa, Inc. Class A	29,200	5,093,064
		17,129,514
THRIFTS & MORTGAGE FINANCE - 4.7%
Thrifts & Mortgage Finance - 4.7%
Ocwen Financial Corp. (a)	375,800	18,955,352
Radian Group, Inc.	104,300	1,413,265
Trustco Bank Corp., New York	1,040,100	6,074,184
Washington Federal, Inc.	205,900	4,301,251
		30,744,052
TOTAL COMMON STOCKS (Cost $584,831,907)		648,093,989
Nonconvertible Preferred Stocks - 0.3%

COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.3%
Banco ABC Brasil SA (Cost $3,060,806)	462,000	2,313,921
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	8,993,039	$ 8,993,039
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	29,620,500	29,620,500
TOTAL MONEY MARKET FUNDS (Cost $38,613,539)		38,613,539
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $626,506,252)		689,021,449
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(26,045,842)
NET ASSETS - 100%		$ 662,975,607
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,778
Fidelity Securities Lending Cash Central Fund	23,692
Total	$ 35,470
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 648,093,989	$ 645,387,747	$ 2,706,242	$ -
Nonconvertible Preferred Stocks	2,313,921	2,313,921	-	-
Money Market Funds	38,613,539	38,613,539	-	-
Total Investments in Securities:	$ 689,021,449	$ 686,315,207	$ 2,706,242	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,879,032) - See accompanying schedule: Unaffiliated issuers (cost $587,892,713)	$ 650,407,910
Fidelity Central Funds (cost $38,613,539)	38,613,539
Total Investments (cost $626,506,252)		$ 689,021,449
Receivable for investments sold		6,009,575
Receivable for fund shares sold		423,003
Dividends receivable		1,079,482
Distributions receivable from Fidelity Central Funds		5,719
Prepaid expenses		7,459
Receivable from investment adviser for expense reductions		110
Other receivables		111,594
Total assets		696,658,391

Liabilities
Payable for investments purchased	$ 2,301,635
Payable for fund shares redeemed	1,281,096
Accrued management fee	320,574
Other affiliated payables	132,740
Other payables and accrued expenses	26,239
Collateral on securities loaned, at value	29,620,500
Total liabilities		33,682,784

Net Assets		$ 662,975,607
Net Assets consist of:
Paid in capital		$ 621,401,252
Undistributed net investment income		3,802,526
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,743,368)
Net unrealized appreciation (depreciation) on investments		62,515,197
Net Assets, for 28,358,842 shares outstanding		$ 662,975,607
Net Asset Value, offering price and redemption price per share ($662,975,607 ÷ 28,358,842 shares)		$ 23.38

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,239,175
Income from Fidelity Central Funds		35,470
Total income		6,274,645

Expenses
Management fee	$ 1,645,019
Transfer agent fees	619,288
Accounting and security lending fees	112,790
Custodian fees and expenses	14,715
Independent trustees' compensation	3,356
Registration fees	27,888
Audit	19,452
Legal	1,289
Miscellaneous	2,382
Total expenses before reductions	2,446,179
Expense reductions	(10,498)	2,435,681
Net investment income (loss)		3,838,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,222,550
Foreign currency transactions	32,959
Total net realized gain (loss)		32,255,509
Change in net unrealized appreciation (depreciation) on investment securities		34,695,504
Net gain (loss)		66,951,013
Net increase (decrease) in net assets resulting from operations		$ 70,789,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,838,964	$ 6,644,162
Net realized gain (loss)	32,255,509	28,762,782
Change in net unrealized appreciation (depreciation)	34,695,504	35,942,241
Net increase (decrease) in net assets resulting from operations	70,789,977	71,349,185
Distributions to shareholders from net investment income	(967,126)	(6,092,882)
Share transactions Proceeds from sales of shares	170,590,996	205,300,987
Reinvestment of distributions	940,809	5,934,143
Cost of shares redeemed	(108,957,269)	(175,700,047)
Net increase (decrease) in net assets resulting from share transactions	62,574,536	35,535,083
Redemption fees	16,256	23,579
Total increase (decrease) in net assets	132,413,643	100,814,965

Net Assets
Beginning of period	530,561,964	429,746,999
End of period (including undistributed net investment income of $3,802,526 and undistributed net investment income of $930,688, respectively)	$ 662,975,607	$ 530,561,964
Other Information Shares
Sold	7,346,823	10,627,011
Issued in reinvestment of distributions	44,588	307,206
Redeemed	(4,818,436)	(9,249,788)
Net increase (decrease)	2,572,975	1,684,429

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 20.58	$ 17.83	$ 18.92	$ 16.63	$ 9.04	$ 22.24
Income from Investment Operations
Net investment income (loss) D	.15	.26	.09	(.01)	.06	.67
Net realized and unrealized gain (loss)	2.69	2.73	(1.11)	2.31	7.74	(13.32)
Total from investment operations	2.84	2.99	(1.02)	2.30	7.80	(12.65)
Distributions from net investment income	(.04)	(.24)	(.07)	(.01)	(.21)	(.51)
Distributions from net realized gain	-	-	-	-	-	(.05)
Total distributions	(.04)	(.24)	(.07)	(.01)	(.21)	(.56)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 23.38	$ 20.58	$ 17.83	$ 18.92	$ 16.63	$ 9.04
Total Return B, C	13.81%	16.86%	(5.31)%	13.83%	87.04%	(57.85)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.88%	.89%	.95%	.93%
Expenses net of fee waivers, if any	.82% A	.85%	.88%	.89%	.95%	.93%
Expenses net of all reductions	.82% A	.83%	.87%	.88%	.94%	.93%
Net investment income (loss)	1.29% A	1.37%	.55%	(.04)%	.46%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 662,976	$ 530,562	$ 429,747	$ 518,317	$ 359,438	$ 151,158
Portfolio turnover rate F	76% A	69%	91%	73%	105%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ameriprise Financial, Inc.	5.9	3.5
State Street Corp.	5.7	2.0
Franklin Resources, Inc.	5.3	3.7
BlackRock, Inc. Class A	5.0	4.0
Invesco Ltd.	5.0	3.5
Affiliated Managers Group, Inc.	4.8	0.6
Raymond James Financial, Inc.	4.6	2.2
Morgan Stanley	4.4	0.1
T. Rowe Price Group, Inc.	4.1	0.0
E*TRADE Financial Corp.	3.9	0.1
	48.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Capital Markets	90.6%
Diversified Financial Services	8.1%
Thrifts & Mortgage Finance	0.6%
All Others**	0.7%

As of February 28, 2013
Capital Markets	63.5%
Diversified Financial Services	16.1%
Commercial Banks	10.8%
Insurance	2.8%
Real Estate Investment Trusts	0.9%
All Others**	5.9%

** Includes short-term investments and net other assets (liabilities).

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 90.6%
Asset Management & Custody Banks - 62.3%
Aberdeen Asset Management PLC	1,000,000	$ 5,458,043
Affiliated Managers Group, Inc. (a)	175,000	30,506,000
American Capital Ltd. (a)	1,500,000	18,720,000
Ameriprise Financial, Inc.	440,000	37,906,000
Apollo Global Management LLC Class A	200,000	5,078,000
Apollo Investment Corp.	1,500,000	11,835,000
Ares Capital Corp.	950,000	16,701,000
Bank of New York Mellon Corp.	600,000	17,844,000
BlackRock, Inc. Class A	123,000	32,019,360
Carlyle Group LP	200,000	5,236,000
Franklin Resources, Inc.	729,000	33,650,640
GP Investments Ltd. Class A (depositary receipt) (a)	900,000	1,471,112
Invesco Ltd.	1,050,000	31,878,000
KKR & Co. LP	300,000	5,733,000
Northern Trust Corp.	425,000	23,319,750
Oaktree Capital Group LLC Class A	250,000	12,950,000
Partners Group Holding AG	25,000	6,408,190
Prospect Capital Corp.	32	354
SEI Investments Co.	375,000	11,160,000
Solar Capital Ltd.	150,000	3,292,500
State Street Corp.	540,000	36,028,800
T. Rowe Price Group, Inc.	375,000	26,302,500
The Blackstone Group LP	450,000	9,828,000
Virtus Investment Partners, Inc. (a)	80,000	13,944,000
		397,270,249
Diversified Capital Markets - 0.8%
UBS AG (NY Shares)	250,000	4,825,000
Investment Banking & Brokerage - 27.5%
Charles Schwab Corp.	900,000	18,792,000
E*TRADE Financial Corp. (a)	1,750,000	24,570,000
Evercore Partners, Inc. Class A	400,000	17,836,000
FXCM, Inc. Class A (d)	700,000	13,293,000
GFI Group, Inc.	2,200,000	8,822,000
Goldman Sachs Group, Inc.	60,000	9,127,800
Investment Technology Group, Inc. (a)	500,000	8,500,000
LPL Financial	350,000	12,873,000
Monex Group, Inc.	12,000	4,368,773
Morgan Stanley	1,100,000	28,336,000
Raymond James Financial, Inc.	700,000	29,281,000
		175,799,573
TOTAL CAPITAL MARKETS		577,894,822

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 8.1%
Other Diversified Financial Services - 4.1%
Citigroup, Inc.	225,000	$ 10,874,250
JPMorgan Chase & Co.	300,000	15,159,000
		26,033,250
Specialized Finance - 4.0%
Interactive Brokers Group, Inc.	145,000	2,433,100
IntercontinentalExchange, Inc. (a)(d)	75,000	13,481,250
The NASDAQ Stock Market, Inc.	330,000	9,853,800
		25,768,150
TOTAL DIVERSIFIED FINANCIAL SERVICES		51,801,400
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	80,000	4,035,200
TOTAL COMMON STOCKS (Cost $636,584,985)		633,731,422
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (b)	4,492,983	4,492,983
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,975,991	13,975,991
TOTAL MONEY MARKET FUNDS (Cost $18,468,974)		18,468,974
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $655,053,959)		652,200,396
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(14,234,734)
NET ASSETS - 100%		$ 637,965,662
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,355
Fidelity Securities Lending Cash Central Fund	113,857
Total	$ 128,212
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 633,731,422	$ 629,362,649	$ 4,368,773	$ -
Money Market Funds	18,468,974	18,468,974	-	-
Total Investments in Securities:	$ 652,200,396	$ 647,831,623	$ 4,368,773	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,646,283) - See accompanying schedule: Unaffiliated issuers (cost $636,584,985)	$ 633,731,422
Fidelity Central Funds (cost $18,468,974)	18,468,974
Total Investments (cost $655,053,959)		$ 652,200,396
Receivable for investments sold		946,320
Receivable for fund shares sold		312,472
Dividends receivable		609,076
Distributions receivable from Fidelity Central Funds		1,774
Prepaid expenses		8,058
Receivable from investment adviser for expense reductions		1,309
Other receivables		33,783
Total assets		654,113,188

Liabilities
Payable for investments purchased	$ 785,990
Payable for fund shares redeemed	900,318
Accrued management fee	307,906
Other affiliated payables	137,152
Other payables and accrued expenses	40,169
Collateral on securities loaned, at value	13,975,991
Total liabilities		16,147,526

Net Assets		$ 637,965,662
Net Assets consist of:
Paid in capital		$ 636,905,716
Undistributed net investment income		5,565,106
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,651,291)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,853,869)
Net Assets, for 10,334,873 shares outstanding		$ 637,965,662
Net Asset Value, offering price and redemption price per share ($637,965,662 ÷ 10,334,873 shares)		$ 61.73

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,773,889
Interest		201
Income from Fidelity Central Funds		128,212
Total income		9,902,302

Expenses
Management fee	$ 1,849,263
Transfer agent fees	716,321
Accounting and security lending fees	121,618
Custodian fees and expenses	37,099
Independent trustees' compensation	3,720
Registration fees	40,318
Audit	18,107
Legal	782
Interest	603
Miscellaneous	2,133
Total expenses before reductions	2,789,964
Expense reductions	(128,879)	2,661,085
Net investment income (loss)		7,241,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,965,343
Foreign currency transactions	(212,199)
Total net realized gain (loss)		77,753,144
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,502,666)
Assets and liabilities in foreign currencies	(2,772)
Total change in net unrealized appreciation (depreciation)		(24,505,438)
Net gain (loss)		53,247,706
Net increase (decrease) in net assets resulting from operations		$ 60,488,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,241,217	$ 11,074,871
Net realized gain (loss)	77,753,144	23,383,260
Change in net unrealized appreciation (depreciation)	(24,505,438)	47,766,557
Net increase (decrease) in net assets resulting from operations	60,488,923	82,224,688
Distributions to shareholders from net investment income	-	(9,530,873)
Share transactions Proceeds from sales of shares	222,533,061	260,177,013
Reinvestment of distributions	-	9,158,425
Cost of shares redeemed	(249,854,249)	(150,492,325)
Net increase (decrease) in net assets resulting from share transactions	(27,321,188)	118,843,113
Redemption fees	24,695	7,873
Total increase (decrease) in net assets	33,192,430	191,544,801

Net Assets
Beginning of period	604,773,232	413,228,431
End of period (including undistributed net investment income of $5,565,106 and distributions in excess of net investment income of $1,676,111, respectively)	$ 637,965,662	$ 604,773,232
Other Information Shares
Sold	3,663,423	5,081,081
Issued in reinvestment of distributions	-	183,536
Redeemed	(4,129,444)	(3,204,634)
Net increase (decrease)	(466,021)	2,059,983

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.99	$ 47.28	$ 54.11	$ 47.32	$ 26.68	$ 59.56
Income from Investment Operations
Net investment income (loss) D	.66	1.31	.26	.39	.27	.78
Net realized and unrealized gain (loss)	5.08	8.52	(6.56)	6.71	20.62	(30.23)
Total from investment operations	5.74	9.83	(6.30)	7.10	20.89	(29.45)
Distributions from net investment income	-	(1.12)	(.53)	(.31)	(.25)	(.93)
Distributions from net realized gain	-	-	-	-	-	(2.51)
Total distributions	-	(1.12)	(.53)	(.31)	(.25)	(3.44)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 61.73	$ 55.99	$ 47.28	$ 54.11	$ 47.32	$ 26.68
Total Return B, C	10.25%	21.08%	(11.51)%	15.03%	78.44%	(51.86)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.87%	.89%	.88%	.93%	.90%
Expenses net of fee waivers, if any	.84% A	.87%	.89%	.88%	.93%	.90%
Expenses net of all reductions	.80% A	.78%	.85%	.86%	.89%	.89%
Net investment income (loss)	2.17% A	2.72%	.57%	.79%	.64%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 637,966	$ 604,773	$ 413,228	$ 551,976	$ 555,473	$ 294,618
Portfolio turnover rate F	330% A	308%	294%	153%	264%	351%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Capital One Financial Corp.	8.3	7.3
Visa, Inc. Class A	8.2	6.7
MasterCard, Inc. Class A	7.6	6.6
American Express Co.	5.6	5.2
SLM Corp.	5.3	5.5
Bank of America Corp.	3.9	3.0
Total System Services, Inc.	3.3	3.4
Regions Financial Corp.	3.1	2.3
Citigroup, Inc.	3.1	3.3
Discover Financial Services	3.1	2.4
	51.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Consumer Finance	24.8%
IT Services	21.8%
Commercial Banks	21.5%
Thrifts & Mortgage Finance	11.3%
Diversified Financial Services	10.7%
All Others*	9.9%

As of February 28, 2013
IT Services	22.2%
Consumer Finance	22.0%
Commercial Banks	19.5%
Thrifts & Mortgage Finance	12.4%
Real Estate Investment Trusts	12.1%
All Others*	11.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Finance Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL BANKS - 21.5%
Diversified Banks - 8.3%
Comerica, Inc.	191,400	$ 7,816,776
HDFC Bank Ltd. sponsored ADR	24,500	710,010
U.S. Bancorp	213,300	7,706,529
Wells Fargo & Co.	180,300	7,406,724
		23,640,039
Regional Banks - 13.2%
BB&T Corp.	86,000	2,920,560
Fifth Third Bancorp	238,200	4,356,678
Flushing Financial Corp.	111,500	1,995,850
KeyCorp	451,200	5,265,504
M&T Bank Corp. (d)	13,400	1,518,756
PNC Financial Services Group, Inc.	97,100	7,017,417
Regions Financial Corp.	947,400	8,905,560
SunTrust Banks, Inc.	147,100	4,710,142
ViewPoint Financial Group	56,100	1,115,829
		37,806,296
TOTAL COMMERCIAL BANKS		61,446,335
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
Intrum Justitia AB	61,000	1,486,492
CONSUMER FINANCE - 24.8%
Consumer Finance - 24.8%
American Express Co.	224,700	16,158,177
Capital One Financial Corp.	365,500	23,593,024
Cash America International, Inc.	31,246	1,336,704
DFC Global Corp. (a)	72,400	818,120
Discover Financial Services	185,300	8,755,425
EZCORP, Inc. (non-vtg.) Class A (a)	65,300	1,108,794
First Cash Financial Services, Inc. (a)	47,300	2,614,271
International Personal Finance PLC	113,500	1,047,431
SLM Corp.	636,800	15,276,832
		70,708,778
DIVERSIFIED FINANCIAL SERVICES - 10.7%
Other Diversified Financial Services - 10.0%
Bank of America Corp.	795,000	11,225,400
Citigroup, Inc.	181,800	8,786,394
JPMorgan Chase & Co.	170,100	8,595,153
		28,606,947
Specialized Finance - 0.7%
PHH Corp. (a)	100,100	2,089,087
TOTAL DIVERSIFIED FINANCIAL SERVICES		30,696,034

	Shares	Value
IT SERVICES - 21.8%
Data Processing & Outsourced Services - 21.8%
Alliance Data Systems Corp. (a)(d)	10,600	$ 2,074,420
EVERTEC, Inc.	3,900	93,093
FleetCor Technologies, Inc. (a)	32,600	3,361,386
Global Payments, Inc.	49,200	2,344,380
MasterCard, Inc. Class A	35,900	21,758,272
Total System Services, Inc.	339,900	9,405,033
Visa, Inc. Class A	133,384	23,264,837
		62,301,421
REAL ESTATE INVESTMENT TRUSTS - 7.4%
Mortgage REITs - 7.4%
American Capital Agency Corp.	171,500	3,903,340
Annaly Capital Management, Inc.	221,400	2,583,738
Capstead Mortgage Corp.	74,200	871,108
Chimera Investment Corp.	925,200	2,720,088
Hatteras Financial Corp.	150,000	2,745,000
Invesco Mortgage Capital, Inc.	171,857	2,631,131
MFA Financial, Inc.	530,100	3,816,720
Redwood Trust, Inc. (d)	100,200	1,782,558
		21,053,683
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Services - 1.1%
Altisource Portfolio Solutions SA	25,100	3,273,040
THRIFTS & MORTGAGE FINANCE - 11.3%
Thrifts & Mortgage Finance - 11.3%
Hudson City Bancorp, Inc.	903,185	8,300,270
Nationstar Mortgage Holdings, Inc. (a)(d)	101,200	5,029,640
New York Community Bancorp, Inc. (d)	342,800	5,022,020
Ocwen Financial Corp. (a)	127,200	6,415,968
People's United Financial, Inc.	242,300	3,445,506
Washington Federal, Inc.	92,300	1,928,147
WSFS Financial Corp.	34,900	2,080,040
		32,221,591
TOTAL COMMON STOCKS (Cost $234,987,135)		283,187,374
Money Market Funds - 5.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $14,540,325)	14,540,325	$ 14,540,325
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $249,527,460)		297,727,699
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(12,008,153)
NET ASSETS - 100%		$ 285,719,546
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,263
Fidelity Securities Lending Cash Central Fund	30,646
Total	$ 32,909
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,074,271) - See accompanying schedule: Unaffiliated issuers (cost $234,987,135)	$ 283,187,374
Fidelity Central Funds (cost $14,540,325)	14,540,325
Total Investments (cost $249,527,460)		$ 297,727,699
Receivable for investments sold		3,156,537
Receivable for fund shares sold		87,014
Dividends receivable		163,981
Distributions receivable from Fidelity Central Funds		5,137
Prepaid expenses		3,322
Receivable from investment adviser for expense reductions		717
Other receivables		25,170
Total assets		301,169,577

Liabilities
Payable to custodian bank	$ 380,246
Payable for fund shares redeemed	306,288
Accrued management fee	137,260
Other affiliated payables	66,281
Other payables and accrued expenses	19,631
Collateral on securities loaned, at value	14,540,325
Total liabilities		15,450,031

Net Assets		$ 285,719,546
Net Assets consist of:
Paid in capital		$ 248,150,779
Undistributed net investment income		2,740,983
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,372,455)
Net unrealized appreciation (depreciation) on investments		48,200,239
Net Assets, for 17,743,142 shares outstanding		$ 285,719,546
Net Asset Value, offering price and redemption price per share ($285,719,546 ÷ 17,743,142 shares)		$ 16.10

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,009,420
Interest		13
Income from Fidelity Central Funds		32,909
Total income		4,042,342

Expenses
Management fee	$ 827,645
Transfer agent fees	347,098
Accounting and security lending fees	59,269
Custodian fees and expenses	7,210
Independent trustees' compensation	1,710
Registration fees	29,066
Audit	17,847
Legal	445
Miscellaneous	1,417
Total expenses before reductions	1,291,707
Expense reductions	(6,593)	1,285,114
Net investment income (loss)		2,757,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,485,157
Foreign currency transactions	391
Total net realized gain (loss)		15,485,548
Change in net unrealized appreciation (depreciation) on investment securities		16,480,781
Net gain (loss)		31,966,329
Net increase (decrease) in net assets resulting from operations		$ 34,723,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,757,228	$ 5,391,023
Net realized gain (loss)	15,485,548	28,622,069
Change in net unrealized appreciation (depreciation)	16,480,781	22,333,097
Net increase (decrease) in net assets resulting from operations	34,723,557	56,346,189
Distributions to shareholders from net investment income	(169,608)	(5,254,457)
Distributions to shareholders from net realized gain	(20,107,467)	(261,707)
Total distributions	(20,277,075)	(5,516,164)
Share transactions Proceeds from sales of shares	37,046,047	282,686,434
Reinvestment of distributions	19,707,226	5,347,969
Cost of shares redeemed	(89,040,065)	(201,716,370)
Net increase (decrease) in net assets resulting from share transactions	(32,286,792)	86,318,033
Redemption fees	3,614	17,217
Total increase (decrease) in net assets	(17,836,696)	137,165,275

Net Assets
Beginning of period	303,556,242	166,390,967
End of period (including undistributed net investment income of $2,740,983 and undistributed net investment income of $153,363, respectively)	$ 285,719,546	$ 303,556,242
Other Information Shares
Sold	2,325,018	20,232,913
Issued in reinvestment of distributions	1,321,746	367,092
Redeemed	(5,653,080)	(14,034,397)
Net increase (decrease)	(2,006,316)	6,565,608

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 12.62	$ 11.97	$ 11.58	$ 8.38	$ 25.83
Income from Investment Operations
Net investment income (loss) D	.15	.28	.22	.19	.22	.75
Net realized and unrealized gain (loss)	1.66	2.72	.64	.48	3.44	(17.60)
Total from investment operations	1.81	3.00	.86	.67	3.66	(16.85)
Distributions from net investment income	(.01)	(.24)	(.20)	(.28)	(.46)	(.56)
Distributions from net realized gain	(1.07)	(.01)	(.01)	-	-	(.05)
Total distributions	(1.08)	(.25)	(.21)	(.28)	(.46)	(.61)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 16.10	$ 15.37	$ 12.62	$ 11.97	$ 11.58	$ 8.38
Total Return B, C	12.31%	23.92%	7.41%	5.83%	44.74%	(65.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.95%	1.01%	1.05%	.99%
Expenses net of fee waivers, if any	.86% A	.89%	.95%	1.01%	1.05%	.99%
Expenses net of all reductions	.86% A	.86%	.94%	.98%	1.02%	.99%
Net investment income (loss)	1.85% A	1.98%	1.96%	1.63%	2.18%	4.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,720	$ 303,556	$ 166,391	$ 102,081	$ 85,409	$ 51,440
Portfolio turnover rate F	73% A	79%	113%	161%	153%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	5.5	0.2
Citigroup, Inc.	5.1	4.9
JPMorgan Chase & Co.	5.0	0.0
U.S. Bancorp	4.8	1.2
Wells Fargo & Co.	4.0	1.0
Capital One Financial Corp.	4.0	0.2
American Tower Corp.	3.0	0.0
MetLife, Inc.	2.7	0.1
Simon Property Group, Inc.	2.5	0.0
The Travelers Companies, Inc.	2.4	1.7
	39.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Insurance	19.8%
Commercial Banks	19.5%
Diversified Financial Services	19.4%
Capital Markets	12.8%
Real Estate Investment Trusts	10.2%
All Others*	18.3%

As of February 28, 2013
Real Estate Investment Trusts	26.4%
Commercial Banks	25.0%
Insurance	13.7%
Capital Markets	12.5%
Diversified Financial Services	8.8%
All Others*	13.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Financial Services Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CAPITAL MARKETS - 12.8%
Asset Management & Custody Banks - 9.7%
Affiliated Managers Group, Inc. (a)	52,483	$ 9,148,837
Ameriprise Financial, Inc.	102,640	8,842,436
BlackRock, Inc. Class A	26,503	6,899,261
Carlyle Group LP	174,806	4,576,421
Franklin Resources, Inc.	114,600	5,289,936
Invesco Ltd.	475,509	14,436,453
Oaktree Capital Group LLC Class A	104,900	5,433,820
The Blackstone Group LP	437,004	9,544,167
		64,171,331
Diversified Capital Markets - 0.8%
UBS AG (NY Shares)	265,899	5,131,851
Investment Banking & Brokerage - 2.3%
FXCM, Inc. Class A	209,800	3,984,102
Raymond James Financial, Inc.	262,161	10,966,195
		14,950,297
TOTAL CAPITAL MARKETS		84,253,479
COMMERCIAL BANKS - 19.5%
Diversified Banks - 9.6%
Comerica, Inc.	127,907	5,223,722
U.S. Bancorp	874,084	31,580,655
Wells Fargo & Co.	650,701	26,730,797
		63,535,174
Regional Banks - 9.9%
CIT Group, Inc. (a)	108,437	5,190,879
CoBiz, Inc.	287,300	2,574,208
Commerce Bancshares, Inc.	116,583	5,035,220
East West Bancorp, Inc.	178,690	5,223,109
Fifth Third Bancorp	541,228	9,899,060
First Horizon National Corp.	286,203	3,165,405
M&T Bank Corp. (d)	93,800	10,631,292
PNC Financial Services Group, Inc.	219,800	15,884,946
Popular, Inc. (a)	141,700	4,401,202
Texas Capital Bancshares, Inc. (a)	72,134	3,179,667
		65,184,988
TOTAL COMMERCIAL BANKS		128,720,162
CONSUMER FINANCE - 5.4%
Consumer Finance - 5.4%
Capital One Financial Corp.	410,816	26,518,173
SLM Corp.	386,859	9,280,747
		35,798,920
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	143,272	3,998,722

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 19.4%
Other Diversified Financial Services - 15.6%
Bank of America Corp.	2,564,417	$ 36,209,567
Citigroup, Inc.	690,880	33,390,230
JPMorgan Chase & Co.	652,200	32,955,666
		102,555,463
Specialized Finance - 3.8%
IntercontinentalExchange, Inc. (a)(d)	65,097	11,701,186
McGraw-Hill Companies, Inc.	148,576	8,672,381
MSCI, Inc. Class A (a)	132,300	4,962,573
		25,336,140
TOTAL DIVERSIFIED FINANCIAL SERVICES		127,891,603
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc. (a)	247,500	6,192,450
INSURANCE - 19.8%
Insurance Brokers - 2.0%
Marsh & McLennan Companies, Inc.	314,664	12,973,597
Life & Health Insurance - 3.9%
MetLife, Inc.	384,550	17,762,365
Prudential PLC	181,888	3,042,268
Torchmark Corp.	77,000	5,304,530
		26,109,163
Multi-Line Insurance - 2.2%
American International Group, Inc.	139,882	6,498,918
Hartford Financial Services Group, Inc.	264,090	7,817,064
		14,315,982
Property & Casualty Insurance - 10.4%
ACE Ltd.	157,362	13,803,795
Allied World Assurance Co. Holdings Ltd.	93,004	8,531,257
Allstate Corp.	244,700	11,726,024
Axis Capital Holdings Ltd.	35,100	1,508,949
Berkshire Hathaway, Inc. Class B (a)	80,890	8,996,586
ProAssurance Corp.	167,100	7,877,094
The Travelers Companies, Inc.	200,998	16,059,740
		68,503,445
Reinsurance - 1.3%
Everest Re Group Ltd.	63,180	8,652,501
TOTAL INSURANCE		130,554,688
IT SERVICES - 4.0%
Data Processing & Outsourced Services - 4.0%
Fiserv, Inc. (a)	70,855	6,821,211
FleetCor Technologies, Inc. (a)	66,395	6,845,988
The Western Union Co.	299,000	5,241,470
Visa, Inc. Class A	44,000	7,674,480
		26,583,149
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Equifax, Inc.	64,412	$ 3,806,105
REAL ESTATE INVESTMENT TRUSTS - 10.2%
Mortgage REITs - 1.1%
Blackstone Mortgage Trust, Inc.	123,100	3,151,360
Redwood Trust, Inc. (d)	215,700	3,837,303
		6,988,663
Retail REITs - 3.6%
Pennsylvania Real Estate Investment Trust (SBI)	143,300	2,658,215
Retail Properties America, Inc.	336,437	4,488,070
Simon Property Group, Inc.	113,179	16,482,258
		23,628,543
Specialized REITs - 5.5%
American Tower Corp.	281,340	19,550,317
Rayonier, Inc.	185,131	10,226,636
Ventas, Inc.	107,704	6,705,651
		36,482,604
TOTAL REAL ESTATE INVESTMENT TRUSTS		67,099,810
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 0.3%
Forest City Enterprises, Inc. Class A (a)	106,296	1,902,698
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA	70,460	9,187,984
CBRE Group, Inc. (a)	489,431	10,703,856
		19,891,840
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		21,794,538
THRIFTS & MORTGAGE FINANCE - 2.0%
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	251,500	1,815,830

	Shares	Value
Ocwen Financial Corp. (a)	200,980	$ 10,137,431
Radian Group, Inc.	103,200	1,398,360
		13,351,621
TOTAL COMMON STOCKS (Cost $635,092,360)		650,045,247
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.10% (b)	9,618,819	9,618,819
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	26,471,198	26,471,198
TOTAL MONEY MARKET FUNDS (Cost $36,090,017)		36,090,017
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $671,182,377)		686,135,264
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(26,745,646)
NET ASSETS - 100%		$ 659,389,618
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,493
Fidelity Securities Lending Cash Central Fund	85,918
Total	$ 98,411
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 650,045,247	$ 647,002,979	$ 3,042,268	$ -
Money Market Funds	36,090,017	36,090,017	-	-
Total Investments in Securities:	$ 686,135,264	$ 683,092,996	$ 3,042,268	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.6%
Switzerland	4.2%
Bermuda	3.7%
Luxembourg	1.4%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,783,553) - See accompanying schedule: Unaffiliated issuers (cost $635,092,360)	$ 650,045,247
Fidelity Central Funds (cost $36,090,017)	36,090,017
Total Investments (cost $671,182,377)		$ 686,135,264
Receivable for investments sold		309,646
Receivable for fund shares sold		201,814
Dividends receivable		852,013
Distributions receivable from Fidelity Central Funds		3,920
Prepaid expenses		7,888
Receivable from investment adviser for expense reductions		353
Other receivables		45,603
Total assets		687,556,501

Liabilities
Payable for investments purchased	$ 398,400
Payable for fund shares redeemed	777,403
Accrued management fee	317,928
Other affiliated payables	143,826
Other payables and accrued expenses	58,128
Collateral on securities loaned, at value	26,471,198
Total liabilities		28,166,883

Net Assets		$ 659,389,618
Net Assets consist of:
Paid in capital		$ 654,763,133
Undistributed net investment income		5,654,404
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,979,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,951,285
Net Assets, for 9,197,952 shares outstanding		$ 659,389,618
Net Asset Value, offering price and redemption price per share ($659,389,618 ÷ 9,197,952 shares)		$ 71.69

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 8,684,921
Interest		101
Income from Fidelity Central Funds		98,411
Income before foreign taxes withheld		8,783,433
Less foreign taxes withheld		(459,547)
Total income		8,323,886

Expenses
Management fee	$ 1,831,538
Transfer agent fees	737,722
Accounting and security lending fees	120,771
Custodian fees and expenses	60,705
Independent trustees' compensation	3,715
Registration fees	26,761
Audit	19,817
Legal	986
Miscellaneous	2,897
Total expenses before reductions	2,804,912
Expense reductions	(161,403)	2,643,509
Net investment income (loss)		5,680,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,213,740
Foreign currency transactions	(52,776)
Total net realized gain (loss)		81,160,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,175,156)
Assets and liabilities in foreign currencies	(842)
Total change in net unrealized appreciation (depreciation)		(30,175,998)
Net gain (loss)		50,984,966
Net increase (decrease) in net assets resulting from operations		$ 56,665,343

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,680,377	$ 7,675,290
Net realized gain (loss)	81,160,964	15,043,757
Change in net unrealized appreciation (depreciation)	(30,175,998)	42,947,773
Net increase (decrease) in net assets resulting from operations	56,665,343	65,666,820
Distributions to shareholders from net investment income	(635,069)	(6,085,400)
Share transactions Proceeds from sales of shares	109,514,293	292,034,591
Reinvestment of distributions	621,853	5,948,865
Cost of shares redeemed	(122,843,691)	(180,543,241)
Net increase (decrease) in net assets resulting from share transactions	(12,707,545)	117,440,215
Redemption fees	7,651	25,104
Total increase (decrease) in net assets	43,330,380	177,046,739

Net Assets
Beginning of period	616,059,238	439,012,499
End of period (including undistributed net investment income of $5,654,404 and undistributed net investment income of $609,096, respectively)	$ 659,389,618	$ 616,059,238
Other Information Shares
Sold	1,540,794	4,757,449
Issued in reinvestment of distributions	9,244	96,934
Redeemed	(1,749,299)	(3,083,350)
Net increase (decrease)	(199,261)	1,771,033

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 65.56	$ 57.57	$ 62.81	$ 59.32	$ 33.45	$ 84.31
Income from Investment Operations
Net investment income (loss) D	.61	.99	.21	.17	.37	1.58
Net realized and unrealized gain (loss)	5.59	7.75	(5.31)	3.49	26.14	(51.12)
Total from investment operations	6.20	8.74	(5.10)	3.66	26.51	(49.54)
Distributions from net investment income	(.07)	(.75)	(.14)	(.18)	(.62)	(1.22)
Distributions from net realized gain	-	-	-	-	(.03)	(.13)
Total distributions	(.07)	(.75)	(.14)	(.18)	(.65)	(1.35)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.03
Net asset value, end of period	$ 71.69	$ 65.56	$ 57.57	$ 62.81	$ 59.32	$ 33.45
Total Return B, C	9.46%	15.26%	(8.07)%	6.21%	79.56%	(59.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	.85% A	.87%	.90%	.92%	.96%	.94%
Expenses net of fee waivers, if any	.85% A	.87%	.90%	.92%	.96%	.94%
Expenses net of all reductions	.80% A	.78%	.84%	.88%	.92%	.93%
Net investment income (loss)	1.72% A	1.66%	.39%	.28%	.70%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 659,390	$ 616,059	$ 439,012	$ 512,227	$ 482,520	$ 227,344
Portfolio turnover rate F	354% A	271%	384%	242%	301%	129%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.2	7.7
MetLife, Inc.	7.5	5.0
The Travelers Companies, Inc.	7.4	7.8
ACE Ltd.	7.1	6.2
The Chubb Corp.	6.2	1.7
Marsh & McLennan Companies, Inc.	5.9	6.1
AFLAC, Inc.	4.4	1.9
Everest Re Group Ltd.	4.2	4.9
Allied World Assurance Co. Holdings Ltd.	3.5	4.0
Prudential Financial, Inc.	3.3	2.3
	57.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Insurance	98.6%
Diversified Financial Services	0.1%
All Others*	1.3%

As of February 28, 2013
Insurance	96.5%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Insurance Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
The NASDAQ Stock Market, Inc.	12,500	$ 373,250
INSURANCE - 98.6%
Insurance Brokers - 8.9%
Aon PLC	58,700	3,896,506
Arthur J. Gallagher & Co.	279,200	11,542,128
Marsh & McLennan Companies, Inc.	737,200	30,394,756
		45,833,390
Life & Health Insurance - 24.8%
AFLAC, Inc.	395,700	22,867,503
CNO Financial Group, Inc.	300,500	4,083,795
Lincoln National Corp.	44,800	1,883,392
MetLife, Inc.	837,175	38,669,113
Primerica, Inc.	94,400	3,505,072
Principal Financial Group, Inc.	93,600	3,830,112
Protective Life Corp.	107,700	4,500,783
Prudential Financial, Inc.	227,789	17,056,840
Prudential PLC	992,574	16,601,846
Symetra Financial Corp.	182,800	3,156,956
Torchmark Corp. (d)	88,900	6,124,321
Unum Group	203,200	6,000,496
		128,280,229
Multi-Line Insurance - 15.3%
American Financial Group, Inc.	153,000	7,884,090
American International Group, Inc.	912,100	42,376,166
American International Group, Inc. warrants 1/19/21 (a)	70,869	1,325,250
FBD Holdings PLC	163,000	3,318,683
Hartford Financial Services Group, Inc.	486,500	14,400,400
Zurich Insurance Group AG	38,827	9,664,499
		78,969,088
Property & Casualty Insurance - 43.1%
ACE Ltd.	416,649	36,548,450
Allied World Assurance Co. Holdings Ltd.	198,100	18,171,713
Allstate Corp.	241,400	11,567,888
Assured Guaranty Ltd.	11,400	226,746
Beazley PLC	1,244,896	3,839,139
Berkshire Hathaway, Inc. Class B (a)	92,969	10,340,012
esure Group PLC	1,367,800	5,129,625
Fidelity National Financial, Inc. Class A	608,800	14,434,648
First American Financial Corp.	346,200	7,235,580
Hiscox Ltd.	584,581	5,843,217

	Shares	Value
Lancashire Holdings Ltd.	504,800	$ 5,624,655
ProAssurance Corp.	358,900	16,918,546
Progressive Corp.	223,600	5,605,652
The Chubb Corp.	383,058	31,858,934
The Travelers Companies, Inc.	478,000	38,192,200
W.R. Berkley Corp.	177,000	7,278,240
XL Group PLC Class A	134,200	3,966,952
		222,782,197
Reinsurance - 6.5%
Everest Re Group Ltd.	158,700	21,733,965
Greenlight Capital Re, Ltd. (a)	9,567	256,874
Reinsurance Group of America, Inc.	155,500	10,077,955
Third Point Reinsurance Ltd.	139,500	1,840,005
		33,908,799
TOTAL INSURANCE		509,773,703
TOTAL COMMON STOCKS (Cost $458,653,942)		510,146,953
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.10% (b)	3,120,969	3,120,969
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	277,875	277,875
TOTAL MONEY MARKET FUNDS (Cost $3,398,844)		3,398,844
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $462,052,786)		513,545,797
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,161,274
NET ASSETS - 100%		$ 516,707,071
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,841
Fidelity Securities Lending Cash Central Fund	283
Total	$ 7,124
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 510,146,953	$ 493,545,107	$ 16,601,846	$ -
Money Market Funds	3,398,844	3,398,844	-	-
Total Investments in Securities:	$ 513,545,797	$ 496,943,951	$ 16,601,846	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.6%
Switzerland	12.5%
Bermuda	6.8%
United Kingdom	5.0%
Ireland	1.4%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $268,671) - See accompanying schedule: Unaffiliated issuers (cost $458,653,942)	$ 510,146,953
Fidelity Central Funds (cost $3,398,844)	3,398,844
Total Investments (cost $462,052,786)		$ 513,545,797
Cash		31,415
Receivable for investments sold		53,115,851
Receivable for fund shares sold		1,112,834
Dividends receivable		924,522
Distributions receivable from Fidelity Central Funds		671
Prepaid expenses		5,349
Receivable from investment adviser for expense reductions		4
Other receivables		3,753
Total assets		568,740,196

Liabilities
Payable for investments purchased	$ 50,135,493
Payable for fund shares redeemed	1,240,104
Accrued management fee	246,826
Other affiliated payables	101,310
Other payables and accrued expenses	31,517
Collateral on securities loaned, at value	277,875
Total liabilities		52,033,125

Net Assets		$ 516,707,071
Net Assets consist of:
Paid in capital		$ 439,076,146
Undistributed net investment income		2,290,361
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,848,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,491,816
Net Assets, for 8,359,487 shares outstanding		$ 516,707,071
Net Asset Value, offering price and redemption price per share ($516,707,071 ÷ 8,359,487 shares)		$ 61.81

Statement of Operations

	Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,052,530
Income from Fidelity Central Funds		7,124
Total income		4,059,654

Expenses
Management fee	$ 1,163,537
Transfer agent fees	448,394
Accounting and security lending fees	81,424
Custodian fees and expenses	19,054
Independent trustees' compensation	2,271
Registration fees	44,421
Audit	17,907
Legal	315
Miscellaneous	1,222
Total expenses before reductions	1,778,545
Expense reductions	(10,928)	1,767,617
Net investment income (loss)		2,292,037
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,709,807
Foreign currency transactions	58
Total net realized gain (loss)		25,709,865
Change in net unrealized appreciation (depreciation) on: Investment securities	7,382,645
Assets and liabilities in foreign currencies	(1,828)
Total change in net unrealized appreciation (depreciation)		7,380,817
Net gain (loss)		33,090,682
Net increase (decrease) in net assets resulting from operations		$ 35,382,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,292,037	$ 3,633,721
Net realized gain (loss)	25,709,865	28,752,750
Change in net unrealized appreciation (depreciation)	7,380,817	22,071,432
Net increase (decrease) in net assets resulting from operations	35,382,719	54,457,903
Distributions to shareholders from net investment income	(957,093)	(2,671,620)
Distributions to shareholders from net realized gain	(7,358,026)	(4,976,342)
Total distributions	(8,315,119)	(7,647,962)
Share transactions Proceeds from sales of shares	247,852,316	51,037,876
Reinvestment of distributions	8,131,822	7,552,084
Cost of shares redeemed	(73,435,126)	(69,107,383)
Net increase (decrease) in net assets resulting from share transactions	182,549,012	(10,517,423)
Redemption fees	19,555	2,211
Total increase (decrease) in net assets	209,636,167	36,294,729

Net Assets
Beginning of period	307,070,904	270,776,175
End of period (including undistributed net investment income of $2,290,361 and undistributed net investment income of $955,417, respectively)	$ 516,707,071	$ 307,070,904
Other Information Shares
Sold	3,994,309	980,985
Issued in reinvestment of distributions	138,626	146,776
Redeemed	(1,178,866)	(1,415,569)
Net increase (decrease)	2,954,069	(287,808)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.81	$ 47.56	$ 50.04	$ 41.55	$ 23.95	$ 54.02
Income from Investment Operations
Net investment income (loss) D	.33	.68	.43	.47	.34	.51
Net realized and unrealized gain (loss)	6.03	10.06	(2.52)	8.36	17.60	(30.02)
Total from investment operations	6.36	10.74	(2.09)	8.83	17.94	(29.51)
Distributions from net investment income	(.16)	(.52)	(.39)	(.34)	(.34)	(.54)
Distributions from net realized gain	(1.21)	(.97)	-	-	-	(.02)
Total distributions	(1.36)	(1.49)	(.39)	(.34)	(.34)	(.56)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 61.81	$ 56.81	$ 47.56	$ 50.04	$ 41.55	$ 23.95
Total Return B, C	11.33%	22.91%	(4.13)%	21.31%	74.97%	(54.83)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.87%	.89%	.93%	.99%	.97%
Expenses net of fee waivers, if any	.84% A	.87%	.89%	.93%	.99%	.97%
Expenses net of all reductions	.84% A	.85%	.88%	.91%	.97%	.97%
Net investment income (loss)	1.09% A	1.35%	.94%	1.05%	.96%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 516,707	$ 307,071	$ 270,776	$ 248,055	$ 150,176	$ 76,580
Portfolio turnover rate F	87% A	157%	153%	193%	215%	426%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Banking Portfolio and Financial Services Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Banking Portfolio	$ 665,052,571	$ 71,904,009	$ (47,935,131)	$ 23,968,878
Brokerage and Investment Management Portfolio	658,606,990	30,242,898	(36,649,492)	(6,406,594)
Consumer Finance Portfolio	249,829,566	55,563,978	(7,665,845)	47,898,133
Financial Services Portfolio	677,096,296	29,978,185	(20,939,217)	9,038,968
Insurance Portfolio	463,806,715	56,924,174	(7,185,092)	49,739,082

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Banking Portfolio	$ (7,872,687)	$ (9,935,539)	$ -	$ (17,808,226)
Brokerage and Investment Management Portfolio	(37,046,558)	(39,892,889)	-	(76,939,447)
Consumer Finance Portfolio	-	(27,093,125)	(1,011,664)	(28,104,789)
Financial Services Portfolio	(72,220,809)	(672,925)	-	(72,893,734)
	Total no expiration	Total capital loss carryforward
Banking Portfolio	$ -	$ (17,808,226)
Brokerage and Investment Management Portfolio	-	(76,939,447)
Consumer Finance Portfolio	-	(28,104,789)
Financial Services Portfolio	(17,393,592)	(90,287,326)

Due to large subscriptions in a prior period, $28,104,789 of capital losses that will be available to offset future capital gains of the Consumer Finance Portfolio will be limited to approximately $5,418,625 per year.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	284,722,206	216,481,277
Brokerage and Investment Management Portfolio	1,059,042,585	1,052,862,517
Consumer Finance Portfolio	107,333,896	156,722,441
Financial Services Portfolio	1,140,564,363	1,120,755,254
Insurance Portfolio	358,891,493	178,211,792

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.25%	.55%
Brokerage and Investment Management Portfolio	.30%	.25%	.55%
Consumer Finance Portfolio	.30%	.25%	.55%
Financial Services Portfolio	.30%	.25%	.55%
Insurance Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.21%
Brokerage and Investment Management Portfolio	.21%
Consumer Finance Portfolio	.23%
Financial Services Portfolio	.22%
Insurance Portfolio	.21%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 12,230
Brokerage and Investment Management Portfolio	57,269
Consumer Finance Portfolio	10,240
Financial Services Portfolio	44,601
Insurance Portfolio	6,558

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 5,633,700.39%		$ 603

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$ 616
Brokerage and Investment Management Portfolio	677
Consumer Finance Portfolio	355
Financial Services Portfolio	698
Insurance Portfolio	384

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Semiannual Report

7. Security Lending - continued

Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Banking Portfolio	$ 23,692	$ -
Brokerage and Investment Management Portfolio	113,857	33
Consumer Finance Portfolio	30,646	-
Financial Services Portfolio	85,918	5
Insurance Portfolio	283	-

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$ 10,028	$ -
Brokerage and Investment Management Portfolio	126,898	-
Consumer Finance Portfolio	5,078	-
Financial Services Portfolio	159,664	91
Insurance Portfolio	10,902	16
In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Banking Portfolio	$ 470
Brokerage and Investment Management Portfolio	1,981
Consumer Finance Portfolio	1,515
Financial Services Portfolio	1,648
Insurance Portfolio	10

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 10%, 14%, 13% and 15% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively. VIP FundsManager 60% Portfolio was the owner of record of approximately 19%, 18%, 21% and 20% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42%, 24%, 37%, 49% and 49% of the total outstanding shares of Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
Ned C. Lautenbach	# of Votes	% of Votes
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Banking Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	340,347,649.37	87.561
Against	20,233,959.90	5.206
Abstain	14,639,575.03	3.766
Broker Non-Vote	13,476,953.57	3.467
TOTAL	388,698,137.87	100.000
PROPOSAL 2
To approve a management contract between Brokerage and Investment Management Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	366,104,561.21	84.794
Against	17,259,309.38	3.998
Abstain	24,139,215.72	5.590
Broker Non-Vote	24,258,494.24	5.618
TOTAL	431,761,580.55	100.000
PROPOSAL 2
To approve a management contract between Consumer Finance Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	197,165,570.88	90.003
Against	7,782,770.67	3.553
Abstain	6,696,794.90	3.057
Broker Non-Vote	7,421,293.15	3.387
TOTAL	219,066,429.60	100.000
PROPOSAL 2
To approve a management contract between Financial Services Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	382,192,548.48	87.833
Against	23,451,875.71	5.389
Abstain	18,355,961.00	4.218
Broker Non-Vote	11,139,709.07	2.560
TOTAL	435,140,094.26	100.000
PROPOSAL 2
To approve a management contract between Insurance Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	255,832,293.53	90.434
Against	13,509,772.19	4.776
Abstain	8,843,289.67	3.126
Broker Non-Vote	4,710,096.53	1.664
TOTAL	282,895,451.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELFIN-USAN-1013
1.813665.108

Fidelity®

Select Portfolios®

Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Automotive Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Construction and Housing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Discretionary Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Leisure Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Multimedia Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Retailing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Automotive Portfolio	.86%
Actual		$ 1,000.00	$ 1,256.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Construction and Housing Portfolio	.82%
Actual		$ 1,000.00	$ 1,017.30	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Consumer Discretionary Portfolio	.83%
Actual		$ 1,000.00	$ 1,137.40	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Leisure Portfolio	.83%
Actual		$ 1,000.00	$ 1,131.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Multimedia Portfolio	.83%
Actual		$ 1,000.00	$ 1,142.00	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Retailing Portfolio	.83%
Actual		$ 1,000.00	$ 1,151.70	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. sponsored ADR	13.2	17.2
Honda Motor Co. Ltd. sponsored ADR	11.7	11.5
General Motors Co.	8.6	5.3
Ford Motor Co.	6.5	9.7
Delphi Automotive PLC	6.4	6.2
Harley-Davidson, Inc.	4.9	4.3
Johnson Controls, Inc.	4.9	4.4
TRW Automotive Holdings Corp.	4.9	4.0
BorgWarner, Inc.	4.7	3.5
Tenneco, Inc.	4.6	3.6
	70.4
Top Industries (% of fund's net assets)
As of August 31, 2013
Automobiles	51.7%
Auto Components	45.9%
All Others*	2.4%

As of February 28, 2013
Automobiles	49.5%
Auto Components	47.8%
Machinery	1.3%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Automotive Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AUTO COMPONENTS - 45.9%
Auto Parts & Equipment - 40.4%
American Axle & Manufacturing Holdings, Inc. (a)	176,900	$ 3,401,787
Autoliv, Inc.	32,455	2,628,206
BorgWarner, Inc.	151,700	14,651,186
Dana Holding Corp.	263,100	5,514,576
Delphi Automotive PLC	364,878	20,075,588
Dorman Products, Inc.	68,900	3,461,536
Federal-Mogul Corp. Class A (a)	164,955	2,517,213
Gentex Corp.	93,300	2,102,049
Johnson Controls, Inc.	380,970	15,440,714
Lear Corp.	122,300	8,408,125
Linamar Corp.	17,800	554,296
Magna International, Inc. Class A (sub. vtg.)	155,884	11,981,742
Tenneco, Inc. (a)	312,946	14,436,199
TRW Automotive Holdings Corp. (a)	219,800	15,181,586
Visteon Corp. (a)	83,200	5,957,952
		126,312,755
Tires & Rubber - 5.5%
Pirelli & C SpA	498,600	5,884,644
The Goodyear Tire & Rubber Co. (a)	556,326	11,193,279
		17,077,923
TOTAL AUTO COMPONENTS		143,390,678
AUTOMOBILES - 48.8%
Automobile Manufacturers - 43.9%
Ford Motor Co.	1,248,461	20,212,584
General Motors Co. (a)	784,644	26,740,668
Honda Motor Co. Ltd. sponsored ADR (e)	1,016,300	36,525,822
Tesla Motors, Inc. (a)(e)	63,600	10,748,400
Thor Industries, Inc.	33,200	1,700,836
Toyota Motor Corp. sponsored ADR (e)	341,700	41,273,943
		137,202,253
Motorcycle Manufacturers - 4.9%
Harley-Davidson, Inc.	259,300	15,552,814
TOTAL AUTOMOBILES		152,755,067
TOTAL COMMON STOCKS (Cost $236,527,958)		296,145,745
Nonconvertible Preferred Stocks - 2.9%
	Shares	Value
AUTOMOBILES - 2.9%
Automobile Manufacturers - 2.9%
Volkswagen AG (Cost $8,223,452)	39,300	$ 8,939,019
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	6,928,552	6,928,552
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	39,001,650	39,001,650
TOTAL MONEY MARKET FUNDS (Cost $45,930,202)		45,930,202
TOTAL INVESTMENT PORTFOLIO - 112.3% (Cost $290,965,968)		351,014,969
NET OTHER ASSETS (LIABILITIES) - (12.3)%		(38,483,823)
NET ASSETS - 100%		$ 312,531,146
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,043
Fidelity Securities Lending Cash Central Fund	124,918
Total	$ 128,961
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,145,745	$ 296,145,745	$ -	$ -
Nonconvertible Preferred Stocks	8,939,019	8,939,019	-	-
Nonconvertible Bonds	3	-	-	3
Money Market Funds	45,930,202	45,930,202	-	-
Total Investments in Securities:	$ 351,014,969	$ 351,014,966	$ -	$ 3
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	59.9%
Japan	24.9%
Bailiwick of Jersey	6.4%
Canada	4.0%
Germany	2.9%
Italy	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,737,845) - See accompanying schedule: Unaffiliated issuers (cost $245,035,766)	$ 305,084,767
Fidelity Central Funds (cost $45,930,202)	45,930,202
Total Investments (cost $290,965,968)		$ 351,014,969
Receivable for fund shares sold		1,194,614
Dividends receivable		271,074
Distributions receivable from Fidelity Central Funds		7,500
Prepaid expenses		2,911
Receivable from investment adviser for expense reductions		49
Other receivables		2,862
Total assets		352,493,979

Liabilities
Payable for fund shares redeemed	$ 742,984
Accrued management fee	143,256
Other affiliated payables	51,978
Other payables and accrued expenses	22,965
Collateral on securities loaned, at value	39,001,650
Total liabilities		39,962,833

Net Assets		$ 312,531,146
Net Assets consist of:
Paid in capital		$ 249,123,614
Undistributed net investment income		442,304
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,917,663
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,047,565
Net Assets, for 6,118,390 shares outstanding		$ 312,531,146
Net Asset Value, offering price and redemption price per share ($312,531,146 ÷ 6,118,390 shares)		$ 51.08

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 1,148,167
Interest		6
Income from Fidelity Central Funds (including $124,918 from security lending)		128,961
Total income		1,277,134

Expenses
Management fee	$ 534,752
Transfer agent fees	190,073
Accounting and security lending fees	41,042
Custodian fees and expenses	9,950
Independent trustees' compensation	1,079
Registration fees	38,240
Audit	17,648
Legal	124
Miscellaneous	1,997
Total expenses before reductions	834,905
Expense reductions	(164)	834,741
Net investment income (loss)		442,393
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,768,568
Foreign currency transactions	4,970
Total net realized gain (loss)		7,773,538
Change in net unrealized appreciation (depreciation) on: Investment securities	26,825,574
Assets and liabilities in foreign currencies	(588)
Total change in net unrealized appreciation (depreciation)		26,824,986
Net gain (loss)		34,598,524
Net increase (decrease) in net assets resulting from operations		$ 35,040,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 442,393	$ 795,311
Net realized gain (loss)	7,773,538	265,086
Change in net unrealized appreciation (depreciation)	26,824,986	1,978,742
Net increase (decrease) in net assets resulting from operations	35,040,917	3,039,139
Distributions to shareholders from net investment income	-	(740,892)
Distributions to shareholders from net realized gain	-	(99,972)
Total distributions	-	(840,864)
Share transactions Proceeds from sales of shares	217,125,678	113,289,906
Reinvestment of distributions	-	802,629
Cost of shares redeemed	(82,604,626)	(143,364,154)
Net increase (decrease) in net assets resulting from share transactions	134,521,052	(29,271,619)
Redemption fees	10,546	16,206
Total increase (decrease) in net assets	169,572,515	(27,057,138)

Net Assets
Beginning of period	142,958,631	170,015,769
End of period (including undistributed net investment income of $442,304 and accumulated net investment loss of $89, respectively)	$ 312,531,146	$ 142,958,631
Other Information Shares
Sold	4,413,131	2,953,140
Issued in reinvestment of distributions	-	21,299
Redeemed	(1,811,185)	(3,926,750)
Net increase (decrease)	2,601,946	(952,311)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.65	$ 38.05	$ 46.87	$ 31.63	$ 10.07	$ 34.23
Income from Investment Operations
Net investment income (loss) D	.11	.24	.03	(.08)	(.06)	.42
Net realized and unrealized gain (loss)	10.32	2.65	(6.45)	15.94	21.67	(24.30)
Total from investment operations	10.43	2.89	(6.42)	15.86	21.61	(23.88)
Distributions from net investment income	-	(.26)	(.02)	-	(.07)	(.28)
Distributions from net realized gain	-	(.02)	(2.41)	(.63)	-	(.01)
Total distributions	-	(.29) J	(2.42) K	(.63)	(.07)	(.29)
Redemption fees added to paid in capital D	- I	- I	.02	.01	.02	.01
Net asset value, end of period	$ 51.08	$ 40.65	$ 38.05	$ 46.87	$ 31.63	$ 10.07
Total Return B,C	25.66%	7.64%	(13.06)%	50.90%	215.39%	(69.99)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.91%	.90%	.91%	.99%	1.47%
Expenses net of fee waivers, if any	.86% A	.91%	.90%	.91%	.99%	1.15%
Expenses net of all reductions	.86% A	.89%	.90%	.91%	.97%	1.15%
Net investment income (loss)	.46% A	.66%	.08%	(.19)%	(.23)%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,531	$ 142,959	$ 170,016	$ 373,632	$ 146,023	$ 7,581
Portfolio turnover rate F	88% A	72%	49%	91%	156%	156%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $0.261 and distributions from net realized gain of $0.024 per share. K Total distributions of $2.42 per share is comprised of distributions from net investment income of $0.015 and distributions from net realized gain of $2.408 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	24.6	23.5
Lowe's Companies, Inc.	12.2	12.2
Vulcan Materials Co.	2.9	2.6
Masco Corp.	2.9	1.0
AvalonBay Communities, Inc.	2.8	2.3
Quanta Services, Inc.	2.8	2.4
Essex Property Trust, Inc.	2.8	2.2
Fortune Brands Home & Security, Inc.	2.6	0.0
Jacobs Engineering Group, Inc.	2.6	2.4
D.R. Horton, Inc.	2.4	2.3
	58.6
Top Industries (% of fund's net assets)
As of August 31, 2013
Specialty Retail	37.5%
Real Estate Investment Trusts	14.5%
Construction & Engineering	13.6%
Household Durables	13.5%
Building Products	8.1%
All Others*	12.8%

As of February 28, 2013
Specialty Retail	35.7%
Real Estate Investment Trusts	15.9%
Household Durables	14.3%
Construction & Engineering	13.4%
Construction Materials	8.4%
All Others*	12.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BUILDING PRODUCTS - 8.1%
Building Products - 8.1%
American Woodmark Corp. (a)	63,125	$ 2,201,169
Fortune Brands Home & Security, Inc.	352,000	12,967,680
Masco Corp.	747,400	14,140,808
Ply Gem Holdings, Inc.	157,600	2,417,584
USG Corp. (a)(d)	350,000	8,169,000
		39,896,241
CONSTRUCTION & ENGINEERING - 13.6%
Construction & Engineering - 13.6%
AECOM Technology Corp. (a)	67,000	1,951,710
Dycom Industries, Inc. (a)	139,732	3,550,590
EMCOR Group, Inc.	211,200	7,939,008
Fluor Corp.	82,449	5,229,740
Granite Construction, Inc.	231,579	6,558,317
Jacobs Engineering Group, Inc. (a)	215,650	12,568,082
MasTec, Inc. (a)	259,100	8,239,380
Pike Electric Corp.	88,002	976,822
Quanta Services, Inc. (a)	524,500	13,710,430
Tutor Perini Corp. (a)	310,187	5,949,387
		66,673,466
CONSTRUCTION MATERIALS - 6.9%
Construction Materials - 6.9%
Eagle Materials, Inc.	160,800	10,316,928
Headwaters, Inc. (a)	641,109	5,487,893
Texas Industries, Inc. (a)	65,400	3,838,980
Vulcan Materials Co.	302,965	14,481,727
		34,125,528
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Generac Holdings, Inc.	124,826	4,941,861
HOUSEHOLD DURABLES - 12.7%
Homebuilding - 12.7%
D.R. Horton, Inc.	664,037	11,853,060
KB Home (d)	490,500	7,862,715
Lennar Corp. Class A (d)	372,478	11,848,525
PulteGroup, Inc.	658,323	10,131,591
Ryland Group, Inc.	211,070	7,349,457
Taylor Morrison Home Corp.	93,300	1,922,913
Toll Brothers, Inc. (a)	369,714	11,316,946
		62,285,207
PAPER & FOREST PRODUCTS - 0.6%
Forest Products - 0.6%
Boise Cascade Co.	119,900	2,769,690

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 14.5%
Residential REITs - 14.5%
Apartment Investment & Management Co. Class A	402,971	$ 11,093,792
AvalonBay Communities, Inc.	111,959	13,871,720
BRE Properties, Inc.	59,800	2,869,802
Equity Residential (SBI)	215,892	11,202,636
Essex Property Trust, Inc.	94,900	13,600,119
Home Properties, Inc.	172,434	9,949,442
Mid-America Apartment Communities, Inc. (d)	137,600	8,484,416
		71,071,927
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.1%
Diversified Real Estate Activities - 1.4%
The St. Joe Co. (a)(d)	363,226	7,013,894
Real Estate Operating Companies - 1.7%
Forest City Enterprises, Inc. Class A (a)	460,800	8,248,320
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		15,262,214
SPECIALTY RETAIL - 37.5%
Home Improvement Retail - 37.5%
Home Depot, Inc.	1,625,761	121,102,937
Lowe's Companies, Inc.	1,305,434	59,814,986
Tile Shop Holdings, Inc. (a)	132,663	3,524,856
		184,442,779
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
Walker & Dunlop, Inc. (a)	250,327	3,637,251
TOTAL COMMON STOCKS (Cost $409,413,101)		485,106,164
Convertible Preferred Stocks - 0.8%

HOUSEHOLD DURABLES - 0.8%
Homebuilding - 0.8%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,000,001)	865,801	4,000,001
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	2,292,094	$ 2,292,094
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,609,237	34,609,237
TOTAL MONEY MARKET FUNDS (Cost $36,901,331)		36,901,331
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $450,314,433)		526,007,496
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(34,465,249)
NET ASSETS - 100%		$ 491,542,247
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000,001 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,150
Fidelity Securities Lending Cash Central Fund	46,096
Total	$ 49,246
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 485,106,164	$ 485,106,164	$ -	$ -
Convertible Preferred Stocks	4,000,001	-	-	4,000,001
Money Market Funds	36,901,331	36,901,331	-	-
Total Investments in Securities:	$ 526,007,496	$ 522,007,495	$ -	$ 4,000,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,112,675) - See accompanying schedule: Unaffiliated issuers (cost $413,413,102)	$ 489,106,165
Fidelity Central Funds (cost $36,901,331)	36,901,331
Total Investments (cost $450,314,433)		$ 526,007,496
Receivable for investments sold		4,589,499
Receivable for fund shares sold		631,378
Dividends receivable		53,250
Distributions receivable from Fidelity Central Funds		6,962
Prepaid expenses		8,145
Receivable from investment adviser for expense reductions		681
Other receivables		4,232
Total assets		531,301,643

Liabilities
Payable for investments purchased	$ 2,113,866
Payable for fund shares redeemed	2,629,643
Accrued management fee	251,358
Other affiliated payables	127,772
Other payables and accrued expenses	27,520
Collateral on securities loaned, at value	34,609,237
Total liabilities		39,759,396

Net Assets		$ 491,542,247
Net Assets consist of:
Paid in capital		$ 379,294,973
Undistributed net investment income		2,511,231
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,042,980
Net unrealized appreciation (depreciation) on investments		75,693,063
Net Assets, for 9,341,310 shares outstanding		$ 491,542,247
Net Asset Value, offering price and redemption price per share ($491,542,247 ÷ 9,341,310 shares)		$ 52.62

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,524,678
Income from Fidelity Central Funds (including $46,096 from security lending)		49,246
Total income		5,573,924

Expenses
Management fee	$ 2,075,852
Transfer agent fees	761,202
Accounting and security lending fees	136,429
Custodian fees and expenses	15,896
Independent trustees' compensation	4,257
Registration fees	55,669
Audit	17,900
Legal	579
Interest	3,831
Miscellaneous	2,066
Total expenses before reductions	3,073,681
Expense reductions	(9,041)	3,064,640
Net investment income (loss)		2,509,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,749,223
Foreign currency transactions	2,191
Total net realized gain (loss)		38,751,414
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,132,757)
Assets and liabilities in foreign currencies	(1,184)
Total change in net unrealized appreciation (depreciation)		(17,133,941)
Net gain (loss)		21,617,473
Net increase (decrease) in net assets resulting from operations		$ 24,126,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,509,284	$ 1,422,445
Net realized gain (loss)	38,751,414	13,168,598
Change in net unrealized appreciation (depreciation)	(17,133,941)	77,122,286
Net increase (decrease) in net assets resulting from operations	24,126,757	91,713,329
Distributions to shareholders from net investment income	(137,354)	(1,172,487)
Distributions to shareholders from net realized gain	(4,380,080)	(4,637,838)
Total distributions	(4,517,434)	(5,810,325)
Share transactions Proceeds from sales of shares	212,858,786	698,619,193
Reinvestment of distributions	4,350,791	5,599,926
Cost of shares redeemed	(526,322,815)	(180,705,745)
Net increase (decrease) in net assets resulting from share transactions	(309,113,238)	523,513,374
Redemption fees	39,135	76,720
Total increase (decrease) in net assets	(289,464,780)	609,493,098

Net Assets
Beginning of period	781,007,027	171,513,929
End of period (including undistributed net investment income of $2,511,231 and undistributed net investment income of $139,301, respectively)	$ 491,542,247	$ 781,007,027
Other Information Shares
Sold	3,900,607	14,575,583
Issued in reinvestment of distributions	81,096	115,773
Redeemed	(9,658,119)	(3,960,211)
Net increase (decrease)	(5,676,416)	10,731,145

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.01	$ 40.01	$ 37.43	$ 29.89	$ 18.01	$ 33.19
Income from Investment Operations
Net investment income (loss) D	.18	.19	.21	.18	.22	.31
Net realized and unrealized gain (loss)	.73	12.47	2.62	7.63	11.91	(14.35)
Total from investment operations	.91	12.66	2.83	7.81	12.13	(14.04)
Distributions from net investment income	(.01)	(.14)	(.25)	(.28)	(.25)	(.30)
Distributions from net realized gain	(.29)	(.53)	-	-	-	(.85)
Total distributions	(.30)	(.67)	(.25)	(.28)	(.25)	(1.15)
Redemption fees added to paid in capital D	- I	.01	- I	.01	- I	.01
Net asset value, end of period	$ 52.62	$ 52.01	$ 40.01	$ 37.43	$ 29.89	$ 18.01
Total Return B,C	1.73%	31.79%	7.65%	26.24%	67.46%	(43.68)%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.86%	.96%	.98%	1.01%	1.03%
Expenses net of fee waivers, if any	.82% A	.86%	.96%	.98%	1.01%	1.03%
Expenses net of all reductions	.82% A	.86%	.96%	.98%	1.01%	1.02%
Net investment income (loss)	.67% A	.42%	.59%	.55%	.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 491,542	$ 781,007	$ 171,514	$ 112,200	$ 99,562	$ 82,219
Portfolio turnover rate F	63% A	47%	81%	101%	82%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Twenty-First Century Fox, Inc. Class A	4.9	4.5
The Walt Disney Co.	4.6	5.5
Lowe's Companies, Inc.	3.7	4.1
Time Warner, Inc.	3.6	3.6
Yum! Brands, Inc.	3.1	2.4
Dollar General Corp.	3.0	1.9
TJX Companies, Inc.	2.8	1.8
Comcast Corp. Class A	2.7	8.0
O'Reilly Automotive, Inc.	2.5	2.3
NIKE, Inc. Class B	2.5	2.5
	33.4
Top Industries (% of fund's net assets)
As of August 31, 2013
Specialty Retail	31.6%
Media	23.4%
Textiles, Apparel & Luxury Goods	12.3%
Hotels, Restaurants & Leisure	11.0%
Internet & Catalog Retail	5.5%
All Others*	16.2%

As of February 28, 2013
Specialty Retail	33.3%
Media	25.5%
Hotels, Restaurants & Leisure	10.2%
Textiles, Apparel & Luxury Goods	9.4%
Internet & Catalog Retail	5.1%
All Others*	16.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 3.0%
Auto Parts & Equipment - 3.0%
Delphi Automotive PLC	190,420	$ 10,476,908
Dorman Products, Inc.	20,515	1,030,674
Tenneco, Inc. (a)	22,200	1,024,086
TRW Automotive Holdings Corp. (a)	44,879	3,099,793
		15,631,461
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	16,220	2,741,180
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	128,911	3,434,189
DISTRIBUTORS - 2.0%
Distributors - 2.0%
LKQ Corp. (a)	345,484	10,101,952
HOTELS, RESTAURANTS & LEISURE - 11.0%
Hotels, Resorts & Cruise Lines - 1.5%
Wyndham Worldwide Corp.	127,640	7,576,710
Restaurants - 9.5%
Bloomin' Brands, Inc.	389,707	8,768,408
Buffalo Wild Wings, Inc. (a)	40,120	4,168,869
Panera Bread Co. Class A (a)	23,294	3,820,682
Starbucks Corp.	165,806	11,692,639
Texas Roadhouse, Inc. Class A	180,638	4,488,854
Yum! Brands, Inc.	230,849	16,164,047
		49,103,499
TOTAL HOTELS, RESTAURANTS & LEISURE		56,680,209
HOUSEHOLD DURABLES - 1.0%
Housewares & Specialties - 1.0%
Jarden Corp. (a)	114,384	4,912,793
INTERNET & CATALOG RETAIL - 5.5%
Internet Retail - 5.5%
Expedia, Inc.	101,600	4,750,816
Liberty Media Corp. Interactive Series A (a)	493,947	11,153,323
priceline.com, Inc. (a)	13,018	12,217,784
		28,121,923
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	59,914	2,995,101
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Leisure Products - 1.5%
Brunswick Corp.	217,849	7,920,990

	Shares	Value
MEDIA - 23.4%
Broadcasting - 4.0%
Discovery Communications, Inc. Class A (a)	92,300	$ 7,154,173
Liberty Media Corp. Class A (a)	69,519	9,487,953
Sinclair Broadcast Group, Inc. Class A	164,395	3,932,328
		20,574,454
Cable & Satellite - 6.3%
AMC Networks, Inc. Class A (a)	55,100	3,415,098
Comcast Corp. Class A	335,580	14,124,562
DISH Network Corp. Class A	82,300	3,700,208
Liberty Global PLC Class A (a)	144,700	11,240,296
		32,480,164
Movies & Entertainment - 13.1%
The Walt Disney Co.	391,279	23,801,502
Time Warner, Inc.	301,005	18,219,833
Twenty-First Century Fox, Inc. Class A	794,341	24,886,699
		66,908,034
TOTAL MEDIA		119,962,652
MULTILINE RETAIL - 5.5%
General Merchandise Stores - 5.5%
Dollar General Corp. (a)	292,041	15,761,453
Dollar Tree, Inc. (a)	240,614	12,680,358
		28,441,811
PROFESSIONAL SERVICES - 1.0%
Research & Consulting Services - 1.0%
Nielsen Holdings B.V. (d)	153,300	5,288,850
SPECIALTY RETAIL - 31.6%
Apparel Retail - 10.7%
Abercrombie & Fitch Co. Class A	128,250	4,528,508
American Eagle Outfitters, Inc.	432,702	6,261,198
DSW, Inc. Class A	63,400	5,458,106
Foot Locker, Inc.	137,278	4,420,352
L Brands, Inc.	184,298	10,571,333
Ross Stores, Inc.	134,183	9,025,149
TJX Companies, Inc.	273,795	14,434,472
		54,699,118
Automotive Retail - 3.6%
AutoZone, Inc. (a)	13,100	5,501,214
O'Reilly Automotive, Inc. (a)	106,502	13,068,860
		18,570,074
Home Improvement Retail - 3.7%
Lowe's Companies, Inc.	419,067	19,201,650
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	88,824	6,549,882
Williams-Sonoma, Inc.	118,217	6,668,621
		13,218,503
Specialty Stores - 11.0%
Cabela's, Inc. Class A (a)	115,275	7,553,971
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Dick's Sporting Goods, Inc.	235,457	$ 10,927,559
PetSmart, Inc.	150,471	10,597,673
Sally Beauty Holdings, Inc. (a)	300,890	7,862,256
Tractor Supply Co.	82,041	10,039,357
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	53,385	5,297,927
Vitamin Shoppe, Inc. (a)	97,673	4,113,987
		56,392,730
TOTAL SPECIALTY RETAIL		162,082,075
TEXTILES, APPAREL & LUXURY GOODS - 12.3%
Apparel, Accessories & Luxury Goods - 7.4%
Michael Kors Holdings Ltd. (a)	55,154	4,086,360
PVH Corp.	69,002	8,884,008
Ralph Lauren Corp.	36,400	6,020,924
Swatch Group AG (Bearer) (Reg.)	62,313	6,241,680
Vera Bradley, Inc. (a)(d)	158,109	3,105,261
VF Corp.	50,970	9,542,094
		37,880,327
Footwear - 4.9%
NIKE, Inc. Class B	207,446	13,031,758
Steven Madden Ltd. (a)	72,653	3,923,262
Wolverine World Wide, Inc.	144,126	8,107,088
		25,062,108
TOTAL TEXTILES, APPAREL & LUXURY GOODS		62,942,435
TOTAL COMMON STOCKS (Cost $425,074,163)		511,257,621
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,819,583	$ 3,819,583
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	8,547,250	8,547,250
TOTAL MONEY MARKET FUNDS (Cost $12,366,833)		12,366,833
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $437,440,996)		523,624,454
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(10,078,769)
NET ASSETS - 100%		$ 513,545,685
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,276
Fidelity Securities Lending Cash Central Fund	30,569
Total	$ 34,845
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,375,728) - See accompanying schedule: Unaffiliated issuers (cost $425,074,163)	$ 511,257,621
Fidelity Central Funds (cost $12,366,833)	12,366,833
Total Investments (cost $437,440,996)		$ 523,624,454
Receivable for fund shares sold		257,432
Dividends receivable		377,636
Distributions receivable from Fidelity Central Funds		18,968
Prepaid expenses		5,794
Receivable from investment adviser for expense reductions		15
Other receivables		1,501
Total assets		524,285,800

Liabilities
Payable for investments purchased	$ 1,030,439
Payable for fund shares redeemed	785,342
Accrued management fee	244,684
Other affiliated payables	104,460
Other payables and accrued expenses	27,940
Collateral on securities loaned, at value	8,547,250
Total liabilities		10,740,115

Net Assets		$ 513,545,685
Net Assets consist of:
Paid in capital		$ 395,416,896
Undistributed net investment income		293,922
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,651,409
Net unrealized appreciation (depreciation) on investments		86,183,458
Net Assets, for 16,571,627 shares outstanding		$ 513,545,685
Net Asset Value, offering price and redemption price per share ($513,545,685 ÷ 16,571,627 shares)		$ 30.99

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,213,839
Income from Fidelity Central Funds (including $30,569 from security lending)		34,845
Total income		2,248,684

Expenses
Management fee	$ 1,304,538
Transfer agent fees	495,246
Accounting and security lending fees	91,587
Custodian fees and expenses	12,299
Independent trustees' compensation	2,599
Registration fees	29,720
Audit	17,879
Legal	308
Miscellaneous	1,620
Total expenses before reductions	1,955,796
Expense reductions	(3,388)	1,952,408
Net investment income (loss)		296,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,550,299
Foreign currency transactions	5,041
Total net realized gain (loss)		35,555,340
Change in net unrealized appreciation (depreciation) on investment securities		19,913,208
Net gain (loss)		55,468,548
Net increase (decrease) in net assets resulting from operations		$ 55,764,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 296,276	$ 1,389,581
Net realized gain (loss)	35,555,340	32,698,179
Change in net unrealized appreciation (depreciation)	19,913,208	14,080,239
Net increase (decrease) in net assets resulting from operations	55,764,824	48,167,999
Distributions to shareholders from net investment income	(74,023)	(1,423,771)
Distributions to shareholders from net realized gain	(2,353,926)	(28,825,549)
Total distributions	(2,427,949)	(30,249,320)
Share transactions Proceeds from sales of shares	107,290,060	157,798,400
Reinvestment of distributions	2,406,656	29,828,221
Cost of shares redeemed	(47,417,961)	(86,154,173)
Net increase (decrease) in net assets resulting from share transactions	62,278,755	101,472,448
Redemption fees	5,094	9,795
Total increase (decrease) in net assets	115,620,724	119,400,922

Net Assets
Beginning of period	397,924,961	278,524,039
End of period (including undistributed net investment income of $293,922 and undistributed net investment income of $71,669, respectively)	$ 513,545,685	$ 397,924,961
Other Information Shares
Sold	3,527,725	5,875,814
Issued in reinvestment of distributions	82,931	1,171,513
Redeemed	(1,562,371)	(3,249,221)
Net increase (decrease)	2,048,285	3,798,106

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.40	$ 25.97	$ 24.98	$ 19.37	$ 11.67	$ 19.70
Income from Investment Operations
Net investment income (loss) D	.02	.11	.17	.05	.06	.10
Net realized and unrealized gain (loss)	3.73	3.70	1.91	5.71	7.70	(8.05)
Total from investment operations	3.75	3.81	2.08	5.76	7.76	(7.95)
Distributions from net investment income	(.01)	(.11)	(.12)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.16)	(2.27)	(.97)	(.10)	-	(.01)
Total distributions	(.16) J	(2.38)	(1.09)	(.15)	(.06)	(.09)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 30.99	$ 27.40	$ 25.97	$ 24.98	$ 19.37	$ 11.67
Total Return B,C	13.74%	15.38%	8.67%	29.75%	66.54%	(40.37)%
Ratios to Average Net Assets E,G
Expenses before reductions	.83%A	.86%	.89%	.96%	1.10%	1.19%
Expenses net of fee waivers, if any	.83% A	.86%	.89%	.96%	1.10%	1.15%
Expenses net of all reductions	.83% A	.84%	.88%	.95%	1.08%	1.15%
Net investment income (loss)	.13% A	.43%	.72%	.23%	.37%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 513,546	$ 397,925	$ 278,524	$ 203,083	$ 77,011	$ 21,325
Portfolio turnover rate F	117% A	170%	174%	196%	134%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.159 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Starbucks Corp.	16.3	14.9
McDonald's Corp.	12.8	13.4
Las Vegas Sands Corp.	7.6	7.6
Wyndham Worldwide Corp.	7.2	7.9
Penn National Gaming, Inc.	5.9	5.9
Yum! Brands, Inc.	4.1	4.5
Hyatt Hotels Corp. Class A	4.1	4.6
Brinker International, Inc.	4.0	3.9
Starwood Hotels & Resorts Worldwide, Inc.	3.4	3.6
Steiner Leisure Ltd.	2.9	3.3
	68.3
Top Industries (% of fund's net assets)
As of August 31, 2013
Hotels, Restaurants & Leisure	87.1%
Diversified Consumer Services	3.8%
Media	2.8%
Software	1.4%
Leisure Equipment & Products	1.2%
All Others*	3.7%

As of February 28, 2013
Hotels, Restaurants & Leisure	86.0%
Diversified Consumer Services	4.7%
Software	2.8%
Media	1.3%
Textiles, Apparel & Luxury Goods	1.0%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Leisure Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Support Services - 0.3%
KAR Auction Services, Inc.	35,500	$ 945,720
DIVERSIFIED CONSUMER SERVICES - 3.8%
Specialized Consumer Services - 3.8%
Outerwall, Inc. (a)(d)	46,040	2,862,307
Steiner Leisure Ltd. (a)	201,835	11,246,246
Weight Watchers International, Inc.	11,800	424,092
		14,532,645
HOTELS, RESTAURANTS & LEISURE - 87.1%
Casinos & Gaming - 19.1%
Bally Technologies, Inc. (a)(d)	72,900	5,258,277
Las Vegas Sands Corp.	517,276	29,148,503
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	83,870	2,280,425
MGM China Holdings Ltd.	900,000	2,686,844
Penn National Gaming, Inc. (a)	428,112	22,514,410
SHFL Entertainment, Inc. (a)	300,661	6,846,051
Wynn Macau Ltd.	802,800	2,427,723
Wynn Resorts Ltd.	11,400	1,607,856
		72,770,089
Hotels, Resorts & Cruise Lines - 17.3%
Hyatt Hotels Corp. Class A (a)	362,961	15,752,507
Marriott International, Inc. Class A	241,800	9,669,582
Starwood Hotels & Resorts Worldwide, Inc.	204,100	13,050,154
Wyndham Worldwide Corp.	465,200	27,614,272
		66,086,515
Leisure Facilities - 1.0%
Cedar Fair LP (depositary unit)	94,056	3,992,677
Restaurants - 49.7%
Bloomin' Brands, Inc.	128,000	2,880,000
Bravo Brio Restaurant Group, Inc. (a)	94,169	1,410,652
Brinker International, Inc.	379,900	15,192,201
Chipotle Mexican Grill, Inc. (a)	24,029	9,807,917
Denny's Corp. (a)	460,842	2,589,932
Jack in the Box, Inc. (a)	159,700	6,306,553
McDonald's Corp.	518,700	48,944,532
Panera Bread Co. Class A (a)	49,500	8,118,990
Papa John's International, Inc.	57,566	3,921,972
Ruth's Hospitality Group, Inc.	398,229	4,707,067
Starbucks Corp.	883,400	62,297,369
Texas Roadhouse, Inc. Class A	225,508	5,603,874
Whitbread PLC	46,764	2,232,081
Yum! Brands, Inc.	225,700	15,803,514
		189,816,654
TOTAL HOTELS, RESTAURANTS & LEISURE		332,665,935

	Shares	Value
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
The Western Union Co.	138,000	$ 2,419,140
LEISURE EQUIPMENT & PRODUCTS - 1.2%
Leisure Products - 1.2%
Mattel, Inc.	108,350	4,388,175
MEDIA - 2.8%
Broadcasting - 0.7%
CBS Corp. Class B	51,300	2,621,430
Cable & Satellite - 0.7%
DIRECTV (a)	43,925	2,555,557
Movies & Entertainment - 1.3%
Twenty-First Century Fox, Inc. Class A	110,000	3,446,300
Viacom, Inc. Class B (non-vtg.)	21,500	1,710,540
		5,156,840
Publishing - 0.1%
News Corp. Class A (a)	27,500	431,750
TOTAL MEDIA		10,765,577
MULTILINE RETAIL - 0.2%
General Merchandise Stores - 0.2%
Target Corp.	14,000	886,340
SOFTWARE - 1.4%
Application Software - 0.9%
Intuit, Inc.	56,500	3,589,445
Home Entertainment Software - 0.5%
Playtech Ltd.	180,000	1,888,464
TOTAL SOFTWARE		5,477,909
SPECIALTY RETAIL - 0.6%
Apparel Retail - 0.6%
Express, Inc. (a)	111,000	2,329,890
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
PVH Corp.	14,540	1,872,025
TOTAL COMMON STOCKS (Cost $214,292,486)		376,283,356
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	5,061,980	$ 5,061,980
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,779,131	2,779,131
TOTAL MONEY MARKET FUNDS (Cost $7,841,111)		7,841,111
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $222,133,597)		384,124,467
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,184,363)
NET ASSETS - 100%		$ 381,940,104
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,122
Fidelity Securities Lending Cash Central Fund	184,949
Total	$ 188,071
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,672,944) - See accompanying schedule: Unaffiliated issuers (cost $214,292,486)	$ 376,283,356
Fidelity Central Funds (cost $7,841,111)	7,841,111
Total Investments (cost $222,133,597)		$ 384,124,467
Cash		18,179
Receivable for investments sold		781,584
Receivable for fund shares sold		191,101
Dividends receivable		646,828
Distributions receivable from Fidelity Central Funds		5,830
Prepaid expenses		4,194
Receivable from investment adviser for expense reductions		462
Other receivables		1,001
Total assets		385,773,646

Liabilities
Payable for investments purchased	$ 363,050
Payable for fund shares redeemed	412,488
Accrued management fee	180,058
Other affiliated payables	77,743
Other payables and accrued expenses	21,072
Collateral on securities loaned, at value	2,779,131
Total liabilities		3,833,542

Net Assets		$ 381,940,104
Net Assets consist of:
Paid in capital		$ 207,260,780
Undistributed net investment income		1,786,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,902,308
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,990,871
Net Assets, for 3,219,627 shares outstanding		$ 381,940,104
Net Asset Value, offering price and redemption price per share ($381,940,104 ÷ 3,219,627 shares)		$ 118.63

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,158,771
Interest		5,454
Income from Fidelity Central Funds (including $184,949 from security lending)		188,071
Total income		3,352,296

Expenses
Management fee	$ 1,047,190
Transfer agent fees	394,599
Accounting and security lending fees	74,304
Custodian fees and expenses	6,542
Independent trustees' compensation	2,129
Registration fees	22,275
Audit	17,898
Legal	309
Miscellaneous	2,689
Total expenses before reductions	1,567,935
Expense reductions	(4,376)	1,563,559
Net investment income (loss)		1,788,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,252,933
Foreign currency transactions	(623)
Total net realized gain (loss)		15,252,310
Change in net unrealized appreciation (depreciation) on: Investment securities	28,508,367
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		28,508,368
Net gain (loss)		43,760,678
Net increase (decrease) in net assets resulting from operations		$ 45,549,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,788,737	$ 5,171,779
Net realized gain (loss)	15,252,310	29,159,126
Change in net unrealized appreciation (depreciation)	28,508,368	(18,514,352)
Net increase (decrease) in net assets resulting from operations	45,549,415	15,816,553
Distributions to shareholders from net investment income	(1,023,200)	(4,448,135)
Distributions to shareholders from net realized gain	(11,174,234)	(14,222,894)
Total distributions	(12,197,434)	(18,671,029)
Share transactions Proceeds from sales of shares	45,098,220	156,429,390
Reinvestment of distributions	11,712,868	17,865,449
Cost of shares redeemed	(55,929,584)	(264,267,746)
Net increase (decrease) in net assets resulting from share transactions	881,504	(89,972,907)
Redemption fees	5,291	21,280
Total increase (decrease) in net assets	34,238,776	(92,806,103)

Net Assets
Beginning of period	347,701,328	440,507,431
End of period (including undistributed net investment income of $1,786,145 and undistributed net investment income of $1,020,608, respectively)	$ 381,940,104	$ 347,701,328
Other Information Shares
Sold	391,308	1,447,422
Issued in reinvestment of distributions	103,681	175,454
Redeemed	(485,924)	(2,547,299)
Net increase (decrease)	9,065	(924,423)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 108.30	$ 106.53	$ 91.26	$ 69.99	$ 46.24	$ 69.03
Income from Investment Operations
Net investment income (loss) D	.55	1.40 G	.64	.55	.43	.60
Net realized and unrealized gain (loss)	13.55	6.22	14.73	21.22	23.73	(22.57)
Total from investment operations	14.10	7.62	15.37	21.77	24.16	(21.97)
Distributions from net investment income	(.32)	(1.36)	(.09)	(.52)	(.41)	(.54)
Distributions from net realized gain	(3.45)	(4.50)	(.01)	-	-	(.28)
Total distributions	(3.77)	(5.86)	(.10)	(.52)	(.41)	(.82)
Redemption fees added to paid in capital D	- J	.01	- J	.02	- J	- J
Net asset value, end of period	$ 118.63	$ 108.30	$ 106.53	$ 91.26	$ 69.99	$ 46.24
Total Return B,C	13.19%	7.52%	16.85%	31.16%	52.35%	(32.07)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.85%	.86%	.90%	.94%	.93%
Expenses net of fee waivers, if any	.83% A	.85%	.86%	.90%	.94%	.93%
Expenses net of all reductions	.83% A	.83%	.86%	.89%	.93%	.93%
Net investment income (loss)	.95% A	1.33% G	.68%	.66%	.70%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,940	$ 347,701	$ 440,507	$ 411,239	$ 224,465	$ 159,115
Portfolio turnover rate F	54% A	90%	77%	112%	99%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	15.0	14.0
Time Warner, Inc.	9.4	7.2
CBS Corp. Class B	8.5	4.5
Comcast Corp. Class A	7.9	12.7
Viacom, Inc. Class B (non-vtg.)	7.5	4.2
Time Warner Cable, Inc.	4.9	3.6
Twenty-First Century Fox, Inc. Class A	4.8	6.2
Liberty Media Corp. Class A	3.7	2.1
DIRECTV	3.2	3.8
Omnicom Group, Inc.	2.7	2.8
	67.6
Top Industries (% of fund's net assets)
As of August 31, 2013
Media	96.9%
All Others*	3.1%

As of February 28, 2013
Media	93.0%
Diversified Financial Services	2.1%
All Others*	4.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Multimedia Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
MEDIA - 96.9%
Advertising - 4.7%
Arbitron, Inc.	82,400	$ 3,877,744
Digital Generation, Inc. (a)	98,835	1,212,705
Interpublic Group of Companies, Inc.	772,400	12,142,128
Omnicom Group, Inc.	393,500	23,865,775
		41,098,352
Broadcasting - 19.3%
Belo Corp. Series A	359,300	5,080,502
CBS Corp. Class B	1,468,500	75,040,350
Cumulus Media, Inc. Class A (a)	583,110	2,798,928
Discovery Communications, Inc. Class A (a)	141,250	10,948,288
Discovery Communications, Inc. Class C (non-vtg.) (a)	261,850	18,635,865
Entercom Communications Corp. Class A (a)	76,053	603,100
Liberty Media Corp. Class A (a)	239,748	32,720,807
Nexstar Broadcasting Group, Inc. Class A	16,200	543,834
Scripps Networks Interactive, Inc. Class A	30,000	2,205,900
Sinclair Broadcast Group, Inc. Class A	898,600	21,494,512
		170,072,086
Cable & Satellite - 28.9%
AMC Networks, Inc. Class A (a)	65,842	4,080,887
Charter Communications, Inc. Class A (a)	111,100	13,489,762
Comcast Corp.:
Class A	1,648,850	69,400,097
Class A (special) (non-vtg.)	421,100	17,155,614
DIRECTV (a)	491,613	28,602,044
DISH Network Corp. Class A	346,800	15,592,128
Liberty Global PLC:
Class A (a)	279,689	21,726,242
Class C (a)	247,179	18,175,072
Sirius XM Radio, Inc. (d)	5,678,560	20,329,245
Starz - Liberty Capital Series A (a)	98,313	2,453,892
Time Warner Cable, Inc.	404,969	43,473,422
		254,478,405
Movies & Entertainment - 40.3%
DreamWorks Animation SKG, Inc. Class A (a)(d)	178,300	5,045,890
Lions Gate Entertainment Corp. (a)(d)	219,700	7,691,697
Live Nation Entertainment, Inc. (a)	348,900	5,882,454
Regal Entertainment Group Class A (d)	241,300	4,316,857
The Madison Square Garden Co. Class A (a)	116,500	6,780,300
The Walt Disney Co.	2,175,304	132,323,743

	Shares	Value
Time Warner, Inc.	1,366,022	$ 82,685,312
Twenty-First Century Fox, Inc.:
Class A	1,342,307	42,054,478
Class B	56,600	1,776,674
Viacom, Inc. Class B (non-vtg.)	826,000	65,716,560
		354,273,965
Publishing - 3.7%
E.W. Scripps Co. Class A (a)	206,900	3,146,949
Gannett Co., Inc.	438,000	10,551,420
Journal Communications, Inc. Class A (a)	345,275	2,482,527
Martha Stewart Living Omnimedia, Inc. Class A (a)	521,433	1,267,082
Meredith Corp.	103,000	4,430,030
The New York Times Co. Class A (a)	373,500	4,164,525
Valassis Communications, Inc.	100	2,755
Washington Post Co. Class B	11,300	6,373,200
		32,418,488
TOTAL MEDIA (Cost $648,117,413)		852,341,296
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	6,715,449	6,715,449
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	26,470,525	26,470,525
TOTAL MONEY MARKET FUNDS (Cost $33,185,974)		33,185,974
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $681,303,387)		885,527,270
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,530,764)
NET ASSETS - 100%		$ 878,996,506
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,762
Fidelity Securities Lending Cash Central Fund	93,298
Total	$ 114,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,431,397) - See accompanying schedule: Unaffiliated issuers (cost $648,117,413)	$ 852,341,296
Fidelity Central Funds (cost $33,185,974)	33,185,974
Total Investments (cost $681,303,387)		$ 885,527,270
Receivable for investments sold		29,493,488
Receivable for fund shares sold		742,330
Dividends receivable		949,609
Distributions receivable from Fidelity Central Funds		6,030
Prepaid expenses		11,053
Receivable from investment adviser for expense reductions		357
Other receivables		12,496
Total assets		916,742,633

Liabilities
Payable for investments purchased	$ 6,502,308
Payable for fund shares redeemed	4,104,642
Accrued management fee	446,312
Other affiliated payables	189,698
Other payables and accrued expenses	32,642
Collateral on securities loaned, at value	26,470,525
Total liabilities		37,746,127

Net Assets		$ 878,996,506
Net Assets consist of:
Paid in capital		$ 650,122,761
Undistributed net investment income		462,852
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,187,010
Net unrealized appreciation (depreciation) on investments		204,223,883
Net Assets, for 12,506,093 shares outstanding		$ 878,996,506
Net Asset Value, offering price and redemption price per share ($878,996,506 ÷ 12,506,093 shares)		$ 70.29

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,048,851
Interest		28
Income from Fidelity Central Funds (including $93,298 from security lending)		114,060
Total income		4,162,939

Expenses
Management fee	$ 2,401,995
Transfer agent fees	928,022
Accounting and security lending fees	152,345
Custodian fees and expenses	9,234
Independent trustees' compensation	4,774
Registration fees	66,371
Audit	18,127
Legal	506
Interest	3,478
Miscellaneous	1,759
Total expenses before reductions	3,586,611
Expense reductions	(25,696)	3,560,915
Net investment income (loss)		602,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,073,238
Foreign currency transactions	(462)
Total net realized gain (loss)		27,072,776
Change in net unrealized appreciation (depreciation) on: Investment securities	69,921,584
Assets and liabilities in foreign currencies	389
Total change in net unrealized appreciation (depreciation)		69,921,973
Net gain (loss)		96,994,749
Net increase (decrease) in net assets resulting from operations		$ 97,596,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 602,024	$ 3,382,280
Net realized gain (loss)	27,072,776	811,665
Change in net unrealized appreciation (depreciation)	69,921,973	86,559,833
Net increase (decrease) in net assets resulting from operations	97,596,773	90,753,778
Distributions to shareholders from net investment income	(1)	(3,485,896)
Share transactions Proceeds from sales of shares	468,352,966	539,936,328
Reinvestment of distributions	1	3,390,166
Cost of shares redeemed	(344,354,738)	(156,442,466)
Net increase (decrease) in net assets resulting from share transactions	123,998,229	386,884,028
Redemption fees	35,132	57,823
Total increase (decrease) in net assets	221,630,133	474,209,733

Net Assets
Beginning of period	657,366,373	183,156,640
End of period (including undistributed net investment income of $462,852 and distributions in excess of net investment income of $139,171, respectively)	$ 878,996,506	$ 657,366,373
Other Information Shares
Sold	6,806,703	9,657,499
Issued in reinvestment of distributions	-	59,456
Redeemed	(4,980,013)	(2,815,324)
Net increase (decrease)	1,826,690	6,901,631

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 61.55	$ 48.48	$ 47.80	$ 34.39	$ 18.27	$ 35.30
Income from Investment Operations
Net investment income (loss) D	.05	.53 G	.29	.14	.13 K	.06
Net realized and unrealized gain (loss)	8.69	12.96	.96	13.39	16.12	(16.17)
Total from investment operations	8.74	13.49	1.25	13.53	16.25	(16.11)
Distributions from net investment income	- J	(.43)	(.32)	(.12)	(.13)	(.06)
Distributions from net realized gain	-	-	(.25)	-	-	(.86)
Total distributions	-	(.43)	(.57)	(.12)	(.13)	(.92)
Redemption fees added to paid in capital D	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 70.29	$ 61.55	$ 48.48	$ 47.80	$ 34.39	$ 18.27
Total Return B,C	14.20%	27.91%	2.73%	39.37%	88.96%	(46.75)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.88%	.90%	.94%	1.08%	1.07%
Expenses net of fee waivers, if any	.83% A	.88%	.90%	.94%	1.08%	1.07%
Expenses net of all reductions	.82% A	.88%	.90%	.94%	1.07%	1.07%
Net investment income (loss)	.14% A	.97% G	.64%	.37%	.44% K	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 878,997	$ 657,366	$ 183,157	$ 205,920	$ 76,309	$ 26,183
Portfolio turnover rate F	125% A	30%	85%	76%	40%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	15.0	16.2
Amazon.com, Inc.	9.8	10.1
priceline.com, Inc.	7.8	6.7
TJX Companies, Inc.	7.6	4.4
Lowe's Companies, Inc.	7.5	7.7
AutoZone, Inc.	4.0	4.2
Ross Stores, Inc.	3.9	1.0
L Brands, Inc.	3.6	4.0
O'Reilly Automotive, Inc.	3.5	3.1
Dick's Sporting Goods, Inc.	3.4	2.7
	66.1
Top Industries (% of fund's net assets)
As of August 31, 2013
Specialty Retail	59.9%
Internet & Catalog Retail	21.4%
Textiles, Apparel & Luxury Goods	13.6%
Software	1.6%
Food Products	1.3%
All Others*	2.2%

As of February 28, 2013
Specialty Retail	63.0%
Internet & Catalog Retail	16.9%
Textiles, Apparel & Luxury Goods	9.9%
Multiline Retail	3.9%
Distributors	3.2%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Retailing Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	70,941	$ 3,952,833
FOOD PRODUCTS - 1.3%
Packaged Foods & Meats - 1.3%
Annie's, Inc. (a)(d)	94,400	4,335,792
Associated British Foods PLC	239,400	6,844,916
		11,180,708
HOTELS, RESTAURANTS & LEISURE - 0.3%
Restaurants - 0.3%
Autogrill SpA (a)	135,200	2,133,524
HOUSEHOLD DURABLES - 0.8%
Household Appliances - 0.8%
Techtronic Industries Co. Ltd.	2,676,500	6,571,783
INTERNET & CATALOG RETAIL - 21.4%
Internet Retail - 21.4%
Amazon.com, Inc. (a)	290,320	81,574,114
Netflix, Inc. (a)	46,200	13,116,642
Ocado Group PLC (a)(d)	1,288,000	6,596,825
priceline.com, Inc. (a)	69,320	65,058,900
TripAdvisor, Inc. (a)	165,000	12,205,050
		178,551,531
SOFTWARE - 1.5%
Home Entertainment Software - 1.5%
Take-Two Interactive Software, Inc. (a)	707,000	12,980,520
SPECIALTY RETAIL - 59.9%
Apparel Retail - 24.3%
Express, Inc. (a)	894,102	18,767,201
H&M Hennes & Mauritz AB (B Shares)	586,100	21,534,301
Inditex SA	107,662	14,250,492
L Brands, Inc.	527,679	30,267,667
Ross Stores, Inc.	479,600	32,257,896
TJX Companies, Inc.	1,211,400	63,865,008
Urban Outfitters, Inc. (a)	531,800	22,298,374
		203,240,939
Automotive Retail - 7.5%
AutoZone, Inc. (a)	79,843	33,529,269
O'Reilly Automotive, Inc. (a)	237,765	29,176,143
		62,705,412
Home Improvement Retail - 22.5%
Home Depot, Inc.	1,678,800	125,053,810
Lowe's Companies, Inc.	1,361,900	62,402,258
		187,456,068

	Shares	Value
Specialty Stores - 5.6%
Dick's Sporting Goods, Inc.	614,500	$ 28,518,945
GNC Holdings, Inc.	358,200	18,221,634
		46,740,579
TOTAL SPECIALTY RETAIL		500,142,998
TEXTILES, APPAREL & LUXURY GOODS - 13.6%
Apparel, Accessories & Luxury Goods - 11.9%
Compagnie Financiere Richemont SA Series A	146,500	13,918,642
G-III Apparel Group Ltd. (a)	312,442	14,312,968
Kering SA	82,000	18,521,339
lululemon athletica, Inc. (a)(d)	185,300	13,126,652
PVH Corp.	130,800	16,840,500
Swatch Group AG (Bearer) (Reg.)	86,764	8,690,854
VF Corp.	77,503	14,509,337
		99,920,292
Footwear - 1.7%
Arezzo Industria e Comercio SA	170,200	2,368,298
NIKE, Inc. Class B	185,600	11,659,392
		14,027,690
TOTAL TEXTILES, APPAREL & LUXURY GOODS		113,947,982
TOTAL COMMON STOCKS (Cost $618,898,507)		829,461,879
Convertible Bonds - 0.1%
Principal Amount
SOFTWARE - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,193,750
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	8,587,040	$ 8,587,040
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,858,511	6,858,511
TOTAL MONEY MARKET FUNDS (Cost $15,445,551)		15,445,551
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $635,344,058)		846,101,180
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(10,790,231)
NET ASSETS - 100%		$ 835,310,949
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,495
Fidelity Securities Lending Cash Central Fund	133,739
Total	$ 140,234
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 829,461,879	$ 829,461,879	$ -	$ -
Convertible Bonds	1,193,750	-	1,193,750	-
Money Market Funds	15,445,551	15,445,551	-	-
Total Investments in Securities:	$ 846,101,180	$ 844,907,430	$ 1,193,750	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
Switzerland	2.7%
Sweden	2.6%
France	2.2%
Spain	1.7%
United Kingdom	1.6%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,704,623) - See accompanying schedule: Unaffiliated issuers (cost $619,898,507)	$ 830,655,629
Fidelity Central Funds (cost $15,445,551)	15,445,551
Total Investments (cost $635,344,058)		$ 846,101,180
Receivable for investments sold		993,129
Receivable for fund shares sold		1,633,300
Dividends receivable		395,913
Interest receivable		4,375
Distributions receivable from Fidelity Central Funds		3,404
Prepaid expenses		8,787
Receivable from investment adviser for expense reductions		147
Other receivables		2,496
Total assets		849,142,731

Liabilities
Payable for investments purchased	$ 3,654,410
Payable for fund shares redeemed	2,734,641
Accrued management fee	389,087
Other affiliated payables	165,125
Other payables and accrued expenses	30,008
Collateral on securities loaned, at value	6,858,511
Total liabilities		13,831,782

Net Assets		$ 835,310,949
Net Assets consist of:
Paid in capital		$ 610,375,105
Undistributed net investment income		967,903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,211,536
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		210,756,405
Net Assets, for 10,898,954 shares outstanding		$ 835,310,949
Net Asset Value, offering price and redemption price per share ($835,310,949 ÷ 10,898,954 shares)		$ 76.64

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,827,563
Interest		8,750
Income from Fidelity Central Funds (including $133,739 from security lending)		140,234
Total income		3,976,547

Expenses
Management fee	$ 1,998,669
Transfer agent fees	795,956
Accounting and security lending fees	129,805
Custodian fees and expenses	12,591
Independent trustees' compensation	4,008
Registration fees	52,306
Audit	18,133
Legal	501
Miscellaneous	3,674
Total expenses before reductions	3,015,643
Expense reductions	(9,404)	3,006,239
Net investment income (loss)		970,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,926,027
Foreign currency transactions	5,101
Total net realized gain (loss)		19,931,128
Change in net unrealized appreciation (depreciation) on: Investment securities	74,632,306
Assets and liabilities in foreign currencies	(788)
Total change in net unrealized appreciation (depreciation)		74,631,518
Net gain (loss)		94,562,646
Net increase (decrease) in net assets resulting from operations		$ 95,532,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 970,308	$ 4,496,391
Net realized gain (loss)	19,931,128	10,467,967
Change in net unrealized appreciation (depreciation)	74,631,518	68,227,805
Net increase (decrease) in net assets resulting from operations	95,532,954	83,192,163
Distributions to shareholders from net investment income	(260,808)	(3,444,682)
Distributions to shareholders from net realized gain	(173,877)	(12,259,653)
Total distributions	(434,685)	(15,704,335)
Share transactions Proceeds from sales of shares	263,935,623	545,350,604
Reinvestment of distributions	424,372	15,326,898
Cost of shares redeemed	(167,252,970)	(329,889,159)
Net increase (decrease) in net assets resulting from share transactions	97,107,025	230,788,343
Redemption fees	23,249	62,949
Total increase (decrease) in net assets	192,228,543	298,339,120
Net Assets
Beginning of period	643,082,406	344,743,286
End of period (including undistributed net investment income of $967,903 and undistributed net investment income of $258,403, respectively)	$ 835,310,949	$ 643,082,406
Other Information Shares
Sold	3,571,993	8,767,180
Issued in reinvestment of distributions	6,087	246,579
Redeemed	(2,335,970)	(5,348,769)
Net increase (decrease)	1,242,110	3,664,990

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 66.59	$ 57.54	$ 53.68	$ 45.11	$ 26.48	$ 36.57
Income from Investment Operations
Net investment income (loss) D	.10	.52 G	.49 H	.09	.11	.21
Net realized and unrealized gain (loss)	10.00	10.27	7.46	9.81	20.74	(10.11)
Total from investment operations	10.10	10.79	7.95	9.90	20.85	(9.90)
Distributions from net investment income	(.03)	(.38)	(.34)	(.01)	(.11)	(.20)
Distributions from net realized gain	(.02)	(1.36)	(3.76)	(1.33)	(2.11)	-
Total distributions	(.05)	(1.75) L	(4.10)	(1.34)	(2.22)	(.20)
Redemption fees added to paid in capital D	- K	.01	.01	.01	- K	.01
Net asset value, end of period	$ 76.64	$ 66.59	$ 57.54	$ 53.68	$ 45.11	$ 26.48
Total Return B,C	15.17%	18.98%	15.70%	22.24%	79.26%	(27.09)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.86%	.90%	.93%	.96%	1.07%
Expenses net of fee waivers, if any	.83% A	.86%	.90%	.93%	.96%	1.07%
Expenses net of all reductions	.83% A	.84%	.88%	.93%	.94%	1.06%
Net investment income (loss)	.27% A	.83% G	.93% H	.18%	.27%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 835,311	$ 643,082	$ 344,743	$ 167,094	$ 137,409	$ 40,335
Portfolio turnover rate F	59% A	119%	217%	191%	281%	504%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $1.75 per share is comprised of distributions from net investment income of $.383 and distributions from net realized gain of $1.364 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Automotive Portfolio	$ 292,004,331	$ 63,802,751	$ (4,792,113)	$ 59,010,638
Construction and Housing Portfolio	452,246,672	87,555,729	(13,794,905)	73,760,824
Consumer Discretionary Portfolio	439,186,478	94,566,743	(10,128,767)	84,437,976
Leisure Portfolio	226,070,180	159,359,207	(1,304,920)	158,054,287
Multimedia Portfolio	683,434,733	213,304,497	(11,211,960)	202,092,537
Retailing Portfolio	636,440,057	214,725,509	(5,064,386)	209,661,123

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No Expiration
	Short-term	Long-term	Total capital loss carryfoward
Automotive Portfolio	$ (4,238,289)	$ -	$ (4,238,289)
Multimedia Portfolio	(1,873,910)	(346,006)	(2,219,916)

Certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2014 capital losses recognized during the period November 1, 2012 to February 28, 2013. Loss deferrals were as follows:

Capital losses
Consumer Discretionary Portfolio	$ (1,527,998)
Leisure Portfolio	(381,510)
Retailing Portfolio	(4,394,939)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	212,961,163	83,426,412
Construction and Housing Portfolio	227,973,028	532,574,186
Consumer Discretionary Portfolio	333,195,291	268,967,305
Leisure Portfolio	98,860,604	108,259,885
Multimedia Portfolio	632,259,503	502,337,649
Retailing Portfolio	308,701,779	208,608,667

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.25%	.55%
Construction and Housing Portfolio	.30%	.25%	.56%
Consumer Discretionary Portfolio	.30%	.25%	.55%
Leisure Portfolio	.30%	.25%	.55%
Multimedia Portfolio	.30%	.25%	.55%
Retailing Portfolio	.30%	.25%	.55%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.20%
Construction and Housing Portfolio	.20%
Consumer Discretionary Portfolio	.21%
Leisure Portfolio	.21%
Multimedia Portfolio	.21%
Retailing Portfolio	.22%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 4,534
Construction and Housing Portfolio	30,077
Consumer Discretionary Portfolio	8,017
Leisure Portfolio	4,482
Multimedia Portfolio	29,717
Retailing Portfolio	5,664

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Construction and Housing Portfolio	Borrower	$ 5,347,400.31%		$ 696
Multimedia Portfolio	Borrower	24,133,118.31%		3,478

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$ 167
Construction and Housing Portfolio	846
Consumer Discretionary Portfolio	472
Leisure Portfolio	410
Multimedia Portfolio	811
Retailing Portfolio	733

During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

Security Lending Income From Securities Loaned to FCM
Automotive Portfolio	$ 4,131
Construction and Housing Portfolio	-
Consumer Discretionary Portfolio	-
Leisure Portfolio	-
Multimedia Portfolio	3,467
Retailing Portfolio	-

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Construction and Housing Portfolio	$ 6,767,536.60%		$ 3,135

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Construction and Housing Portfolio	$ 7,635	$ -
Consumer Discretionary Portfolio	3,336	-
Leisure Portfolio	2,268	33
Multimedia Portfolio	24,964	36
Retailing Portfolio	8,854	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Automotive Portfolio	$ 164
Construction and Housing Portfolio	1,406
Consumer Discretionary Portfolio	52
Leisure Portfolio	2,075
Multimedia Portfolio	696
Retailing Portfolio	550

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% and 29% of the total outstanding shares of Construction and Housing Portfolio and Consumer Discretionary Portfolio, respectively. In addition, at the end of the period, Strategic Advisers U.S. Opportunity Fund and Strategic Advisers U.S. Opportunity II Fund were the owners of record of approximately 17% and 10% of the total outstanding shares of Consumer Discretionary Portfolio. Mutual funds managed by the investment adviser or its affiliates, were the owners of record, in the aggregate, of approximately 69% of the total outstanding shares of Consumer Discretionary Portfolio.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Automotive Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	59,456,073.62	83.407
Against	2,968,798.96	4.165
Abstain	3,388,551.92	4.753
Broker Non-Vote	5,471,338.90	7.675
TOTAL	71,284,763.40	100.000
PROPOSAL 2
To approve a management contract between Construction and Housing Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	487,245,211.67	89.614
Against	14,884,543.68	2.737
Abstain	20,059,355.03	3.689
Broker Non-Vote	21,532,222.06	3.960
TOTAL	543,721,332.44	100.000
PROPOSAL 2
To approve a management contract between Consumer Discretionary Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	308,362,872.34	88.908
Against	18,608,944.26	5.366
Abstain	17,176,740.05	4.952
Broker Non-Vote	2,687,033.47	0.774
TOTAL	346,835,590.12	100.000
PROPOSAL 2
To approve a management contract between Leisure Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	165,686,480.59	81.571
Against	14,092,417.40	6.938
Abstain	7,517,529.30	3.701
Broker Non-Vote	15,824,304.21	7.790
TOTAL	203,120,731.50	100.000
PROPOSAL 2
To approve a management contract between Multimedia Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	439,959,939.22	87.593
Against	21,328,624.02	4.246
Abstain	22,804,373.91	4.540
Broker Non-Vote	18,189,658.12	3.621
TOTAL	502,282,595.27	100.000
PROPOSAL 2
To approve a management contract between Retailing Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	394,964,011.21	89.127
Against	13,588,217.30	3.067
Abstain	17,081,449.10	3.854
Broker Non-Vote	17,514,657.46	3.952
TOTAL	443,148,335.07	100.000
A Denotes trust-wide proposal and voting results.

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCON-USAN-1013
1.813636.108

Fidelity®

Select Portfolios®

Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Biotechnology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Health Care Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Medical Delivery Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Medical Equipment and Systems Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Pharmaceuticals Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Biotechnology Portfolio	.77%
Actual		$ 1,000.00	$ 1,337.80	$ 4.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Health Care Portfolio	.77%
Actual		$ 1,000.00	$ 1,219.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Medical Delivery Portfolio	.83%
Actual		$ 1,000.00	$ 1,147.00	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Medical Equipment and Systems Portfolio	.81%
Actual		$ 1,000.00	$ 1,113.30	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Pharmaceuticals Portfolio	.82%
Actual		$ 1,000.00	$ 1,133.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	14.7	14.2
Amgen, Inc.	13.4	13.4
Celgene Corp.	7.3	7.4
Biogen Idec, Inc.	6.2	6.0
Alexion Pharmaceuticals, Inc.	4.0	3.6
Regeneron Pharmaceuticals, Inc.	3.6	4.3
Vertex Pharmaceuticals, Inc.	3.3	3.2
Aegerion Pharmaceuticals, Inc.	2.9	1.7
Pharmacyclics, Inc.	2.4	2.3
BioMarin Pharmaceutical, Inc.	1.7	3.5
	59.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Biotechnology	97.6%
Pharmaceuticals	2.1%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	0.1%
Health Care Equipment & Supplies	0.0%
All Others*	0.1%

As of February 28, 2013
Biotechnology	98.2%
Pharmaceuticals	1.3%
Life Sciences Tools & Services	0.2%
Health Care Equipment & Supplies	0.1%
Personal Products	0.0%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 97.4%
Biotechnology - 97.4%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,205,963	$ 83,951,021
Achillion Pharmaceuticals, Inc. (a)	1,678,743	10,827,892
Acorda Therapeutics, Inc. (a)	1,656,031	55,957,287
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	2,190,395	189,863,439
Affymax, Inc. (a)(d)	61,456	95,871
Agenus, Inc. (a)(d)(e)	150,089	547,825
Agenus, Inc. warrants 6/9/18 (a)(e)	1,548,000	46,672
Agios Pharmaceuticals, Inc.	68,333	1,611,292
Agios Pharmaceuticals, Inc.	83,457	1,771,124
Alexion Pharmaceuticals, Inc. (a)	2,415,780	260,324,453
Alkermes PLC (a)	1,775,894	56,384,635
Alnylam Pharmaceuticals, Inc. (a)	1,595,818	82,663,372
AMAG Pharmaceuticals, Inc. (a)	739,909	17,506,247
Ambit Biosciences Corp.	729,500	9,862,840
Amgen, Inc.	7,967,203	867,947,095
Arena Pharmaceuticals, Inc. (a)(d)	3,161,945	20,268,067
ARIAD Pharmaceuticals, Inc. (a)	3,177,434	59,100,272
ArQule, Inc. (a)	2,649,542	7,392,222
Biogen Idec, Inc. (a)	1,883,367	401,194,838
BioMarin Pharmaceutical, Inc. (a)	1,691,344	110,732,292
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	1,972
BioTime, Inc. (a)(d)	1,360,495	5,142,671
Bluebird Bio, Inc.	43,375	1,080,038
Bluebird Bio, Inc.	28,244	632,948
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	99,094
warrants 5/30/17 (a)	282,100	267,984
Celgene Corp. (a)	3,386,206	474,001,116
Cell Therapeutics, Inc. (d)(e)	5,779,280	6,357,208
Cell Therapeutics, Inc. warrants 7/6/16 (a)(e)	835,596	911
Celldex Therapeutics, Inc. (a)	2,749,068	59,709,757
Cepheid, Inc. (a)(d)	648,000	23,185,440
Chimerix, Inc.	84,400	1,330,144
Clovis Oncology, Inc. (a)	861,219	55,548,626
Coronado Biosciences, Inc. (a)(d)(e)	1,895,793	15,450,713
Cubist Pharmaceuticals, Inc.	1,193,708	75,633,339
Curis, Inc. (a)(d)	3,562,162	15,602,270
Cytokinetics, Inc. (a)	1,063,466	11,134,489
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	2,087,862
Dendreon Corp. (a)(d)	900,540	2,557,534
Dyax Corp. (a)	4,885,609	21,838,672
Dynavax Technologies Corp. (a)	53,843	68,381
Elan Corp. PLC sponsored ADR (a)	7,198	109,698
Emergent BioSolutions, Inc. (a)	238,300	4,189,314
Enzon Pharmaceuticals, Inc.	100,066	172,114
Epizyme, Inc. (d)	1,050,545	29,152,624
Esperion Therapeutics, Inc.	180,200	2,904,824
Exact Sciences Corp. (a)	1,393,802	16,126,289
Exelixis, Inc. (a)(d)	1,321,668	6,621,557
Fibrocell Science, Inc.	2,432,240	13,255,708

	Shares	Value
Genomic Health, Inc. (a)	566,928	$ 17,869,571
Geron Corp. (a)	5,378,735	7,691,591
Gilead Sciences, Inc. (a)	15,728,574	947,961,149
Halozyme Therapeutics, Inc. (a)(d)	2,474,023	20,559,131
Hyperion Therapeutics, Inc. (a)(d)(e)	1,712,983	41,762,526
Idenix Pharmaceuticals, Inc. (a)(d)	2,061,622	9,854,553
ImmunoGen, Inc. (a)(d)	1,420,757	22,732,112
Immunomedics, Inc. (a)(d)	3,012,778	17,926,029
Incyte Corp. (a)(d)	2,418,094	81,949,206
Infinity Pharmaceuticals, Inc. (a)	954,233	17,662,853
Intercept Pharmaceuticals, Inc.	708,984	32,428,928
InterMune, Inc. (a)(d)	3,525,413	50,378,152
Intrexon Corp.	164,600	3,576,758
Intrexon Corp. (a)	133,761	2,615,964
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	4,692,810	54,671,237
Isis Pharmaceuticals, Inc. (a)(d)	2,239,876	57,855,997
KaloBios Pharmaceuticals, Inc.	232,300	1,293,911
KaloBios Pharmaceuticals, Inc. (f)	224,464	1,250,264
KYTHERA Biopharmaceuticals, Inc. (d)	373,791	9,868,082
Lexicon Pharmaceuticals, Inc. (a)	7,487,723	18,644,430
Ligand Pharmaceuticals, Inc. Class B (a)(e)	1,497,001	71,990,778
MannKind Corp. (a)(d)	6,374,721	36,909,635
Medivation, Inc. (a)	1,889,296	106,801,903
Merrimack Pharmaceuticals, Inc. (a)	44,600	150,748
Momenta Pharmaceuticals, Inc. (a)	1,167,177	16,445,524
Myriad Genetics, Inc. (a)(d)	1,440,790	37,705,474
Neurocrine Biosciences, Inc. (a)	2,330,609	33,956,973
NeurogesX, Inc. (a)	3,131,785	25,054
NewLink Genetics Corp. (a)(d)	1,201,924	20,805,304
Novavax, Inc. (a)(d)(e)	8,396,734	26,449,712
Novelos Therapeutics, Inc. (a)(e)	2,334,890	957,305
Novelos Therapeutics, Inc. warrants 12/6/16 (a)(e)	2,362,400	2,197
NPS Pharmaceuticals, Inc. (a)	2,221,513	55,759,976
OncoMed Pharmaceuticals, Inc.	175,400	2,846,742
Onconova Therapeutics, Inc.	292,690	7,124,075
Opko Health, Inc. (a)(d)	1,893,300	17,494,092
Oragenics, Inc.	1,558,058	4,907,883
Orexigen Therapeutics, Inc. (a)(e)	4,980,785	34,168,185
Osiris Therapeutics, Inc. (a)(d)(e)	2,020,095	35,250,658
OvaScience, Inc. (a)	212,300	2,445,696
PDL BioPharma, Inc. (d)	1,176,633	9,342,466
Pharmacyclics, Inc. (a)	1,403,178	156,454,347
PolyMedix, Inc. (a)(e)	115,509	16,171
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	30
Portola Pharmaceuticals, Inc.	895,387	20,235,746
Progenics Pharmaceuticals, Inc. (a)(e)	7,740,037	43,034,606
Prosensa Holding BV (a)	339,589	7,732,442
Protalix BioTherapeutics, Inc. (a)(d)	1,071,842	5,573,578
PTC Therapeutics, Inc. (a)(d)	822,234	14,750,878
Puma Biotechnology, Inc. (a)	582,258	29,485,545
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Raptor Pharmaceutical Corp. (a)(d)(e)	3,086,957	$ 41,797,398
Receptos, Inc.	131,300	2,079,792
Regeneron Pharmaceuticals, Inc. (a)	962,425	233,205,202
Regulus Therapeutics, Inc.	1,600,001	15,120,009
Rigel Pharmaceuticals, Inc. (a)	15,551	48,986
Sangamo Biosciences, Inc. (a)(d)(e)	2,919,393	28,814,409
Sarepta Therapeutics, Inc. (a)(d)	677,470	23,122,051
Savient Pharmaceuticals, Inc. (a)(d)	103,009	63,866
Seattle Genetics, Inc. (a)(d)	1,983,060	84,081,744
SIGA Technologies, Inc. (a)(d)	67,531	238,384
Sophiris Bio, Inc. (a)(e)	1,309,115	5,518,343
Sorrento Therapeutics, Inc. (a)	471,200	3,628,240
Spectrum Pharmaceuticals, Inc. (d)(e)	4,223,900	32,355,074
Stemline Therapeutics, Inc. (d)(e)	1,243,399	43,083,775
Sunesis Pharmaceuticals, Inc. (a)(d)	2,100,978	10,105,704
Synageva BioPharma Corp. (a)	254,200	11,924,522
Synergy Pharmaceuticals, Inc. (a)(d)	2,447,672	10,867,664
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	602,480
Synta Pharmaceuticals Corp. (a)(d)	2,945,017	17,375,600
Synthetic Biologics, Inc. (a)	900	1,404
TESARO, Inc. (a)	1,394,317	48,215,482
Theravance, Inc. (a)(d)	1,440,756	51,651,103
Threshold Pharmaceuticals, Inc. (a)	1,262,685	5,492,680
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,392,704
Trius Therapeutics, Inc. (a)	2,120,738	28,990,488
United Therapeutics Corp. (a)	779,351	55,263,779
Verastem, Inc. (a)	897,567	12,341,546
Vertex Pharmaceuticals, Inc. (a)	2,847,409	213,982,786
Vical, Inc. (a)(d)(e)	6,407,245	8,265,346
ZIOPHARM Oncology, Inc. (a)(d)	2,770,792	8,284,668
		6,297,603,449
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	6,398,160	1,311,623
InVivo Therapeutics Holdings Corp. (a)(d)	1,428,800	1,700,272
		3,011,898
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Intra-Cellular Therapies, Inc.	900,410	5,717,604
Intra-Cellular Therapies, Inc. (g)	100	635
		5,718,239
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)(d)	1,177,641	1,071,653
ChromaDex, Inc. (a)(d)	2,195,100	1,854,860

	Shares	Value
Transgenomic, Inc. (a)	3,392,882	$ 1,187,509
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	14
		4,114,036
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	1,666,700	283,339
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
AcelRx Pharmaceuticals, Inc. (a)	654,629	6,487,373
Auxilium Pharmaceuticals, Inc. (a)	628,851	10,973,450
AVANIR Pharmaceuticals Class A (a)(d)	4,969,885	25,346,414
Horizon Pharma, Inc. (a)(d)	1,607,800	4,067,734
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	319,539	265
warrants 9/25/17 (a)	759,050	630
Jazz Pharmaceuticals PLC (a)	319,665	28,031,424
Pacira Pharmaceuticals, Inc. (a)(d)	1,026,533	37,181,025
TherapeuticsMD, Inc. (a)	1,350,607	2,809,263
XenoPort, Inc. (a)	1,009	4,934
Zogenix, Inc. (a)(d)(e)	7,919,906	13,463,840
Zogenix, Inc. warrants 7/27/17 (a)(e)	498,465	1,705
		128,368,057
TOTAL COMMON STOCKS (Cost $4,271,964,343)		6,439,099,018
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals, Inc. Series E (a)(g)	981,626	4,476,215
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (g)	3,455,296	8,738,444
TOTAL CONVERTIBLE PREFERRED STOCKS		13,214,659
Nonconvertible Preferred Stocks - 0.0%
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (g)	3,661,108	59,749
Equilibrate Worldwide Therapeutics Series D (g)	3,661,108	147,067
Neuropathic Worldwide Therapeutics Series D (g)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (g)	3,661,108	45,947
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (g)	3,661,108	$ 64,326
Orchestrate Worldwide Therapeutics Series D (g)	3,661,108	114,886
		459,543
TOTAL PREFERRED STOCKS (Cost $15,922,125)		13,674,202
Nonconvertible Bonds - 0.1%
Principal Amount
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Fate Therapeutics, Inc. 2% 12/31/49 (g) (Cost $9,047,000)	$ 9,047,000	8,142,300
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	12,820,046	12,820,046
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	480,297,346	480,297,346
TOTAL MONEY MARKET FUNDS (Cost $493,117,392)		493,117,392
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $4,790,050,860)		6,954,032,912
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(490,774,946)
NET ASSETS - 100%		$ 6,463,257,966
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,250,264 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,817,137 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
Equilibrate Asia Therapeutics Series D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Fate Therapeutics, Inc. 2% 12/31/49	8/8/13	$ 9,047,000
Intra-Cellular Therapies, Inc.	8/29/13	$ 635
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,007
Fidelity Securities Lending Cash Central Fund	6,448,647
Total	$ 6,468,654
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aegerion Pharmaceuticals, Inc.	$ 59,281,220	$ 55,694,079	$ 49,068,944	$ -	$ 189,863,439
Agenus, Inc.	642,381	-	-	-	547,825
Agenus, Inc. warrants 6/9/18	78,596	-	-	-	46,672
Cell Therapeutics, Inc.	8,945,719	-	1,057,557	-	6,357,208
Cell Therapeutics, Inc. warrants 7/6/16	20,931	-	-	-	911
Coronado Biosciences, Inc.	-	17,166,389	-	-	15,450,713
Cytokinetics, Inc.	6,368,038	-	-	-	-
Cytokinetics, Inc. warrants 6/25/17	393,737	-	-	-	-
Hyperion Therapeutics, Inc.	-	38,800,928	-	-	41,762,526
Ligand Pharmaceuticals, Inc. Class B	9,019,689	37,667,095	-	-	71,990,778
Novavax, Inc.	13,380,647	2,671,872	-	-	26,449,712
Novelos Therapeutics, Inc.	1,144,096	-	-	-	957,305
Novelos Therapeutics, Inc. warrants 12/6/16	23,713	-	-	-	2,197
Orexigen Therapeutics, Inc.	15,372,407	19,047,180	1,785,705	-	34,168,185
Osiris Therapeutics, Inc.	2,851,890	28,257,412	-	-	35,250,658
PolyMedix, Inc.	698,828	-	-	-	16,171
PolyMedix, Inc. warrants 4/10/16	4,541	-	-	-	30
Progenics Pharmaceuticals, Inc.	11,847,515	14,774,742	-	-	43,034,606
Raptor Pharmaceutical Corp.	7,318,718	9,155,046	-	-	41,797,398
Sangamo Biosciences, Inc.	19,381,686	10,193,093	-	-	28,814,409
Sophiris Bio, Inc.	-	6,305,000	-	-	5,518,343
Spectrum Pharmaceuticals, Inc.	39,774,600	7,913,424	2,109,435	-	32,355,074
Stemline Therapeutics, Inc.	5,884,230	14,212,900	-	-	43,083,775
Targacept, Inc.	5,509,566	4,261,692	10,108,560	-	-
Vical, Inc.	12,922,016	8,780,477	-	-	8,265,346
Zogenix, Inc.	2,701,510	10,726,683	-	-	13,463,840
Zogenix, Inc. warrants 7/27/17	5,428	-	-	-	1,705
Total	$ 223,571,702	$ 285,628,012	$ 64,130,201	$ -	$ 639,198,826
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 6,439,099,018	$ 6,424,458,700	$ 14,640,315	$ 3
Preferred Stocks	13,674,202	-	-	13,674,202
Nonconvertible Bonds	8,142,300	-	-	8,142,300
Money Market Funds	493,117,392	493,117,392	-	-
Total Investments in Securities:	$ 6,954,032,912	$ 6,917,576,092	$ 14,640,315	$ 21,816,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $461,351,966) - See accompanying schedule: Unaffiliated issuers (cost $3,858,237,324)	$ 5,821,716,694
Fidelity Central Funds (cost $493,117,392)	493,117,392
Other affiliated issuers (cost $438,696,144)	639,198,826
Total Investments (cost $4,790,050,860)		$ 6,954,032,912
Receivable for investments sold		91,892,993
Receivable for fund shares sold		16,560,455
Dividends receivable		3,486,402
Interest receivable		11,560
Distributions receivable from Fidelity Central Funds		1,154,732
Prepaid expenses		68,866
Receivable from investment adviser for expense reductions		2,440
Other receivables		19,014
Total assets		7,067,229,374

Liabilities
Payable for investments purchased	$ 109,337,783
Payable for fund shares redeemed	10,320,609
Accrued management fee	2,965,732
Other affiliated payables	978,253
Other payables and accrued expenses	71,685
Collateral on securities loaned, at value	480,297,346
Total liabilities		603,971,408

Net Assets		$ 6,463,257,966
Net Assets consist of:
Paid in capital		$ 4,292,402,765
Accumulated net investment loss		(6,451,854)
Accumulated undistributed net realized gain (loss) on investments		13,325,003
Net unrealized appreciation (depreciation) on investments		2,163,982,052
Net Assets, for 40,103,986 shares outstanding		$ 6,463,257,966
Net Asset Value, offering price and redemption price per share ($6,463,257,966 ÷ 40,103,986 shares)		$ 161.16

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,155,927
Interest		12,288
Income from Fidelity Central Funds (including $6,448,647 from security lending)		6,468,654
Total income		13,636,869

Expenses
Management fee	$ 14,394,062
Transfer agent fees	4,756,606
Accounting and security lending fees	582,031
Custodian fees and expenses	30,641
Independent trustees' compensation	29,007
Registration fees	287,548
Audit	23,250
Legal	2,903
Interest	3,859
Miscellaneous	18,248
Total expenses before reductions	20,128,155
Expense reductions	(40,897)	20,087,258
Net investment income (loss)		(6,450,389)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,547,948
Other affiliated issuers	16,506,091
Total net realized gain (loss)		42,054,039
Change in net unrealized appreciation (depreciation) on investment securities		1,331,582,686
Net gain (loss)		1,373,636,725
Net increase (decrease) in net assets resulting from operations		$ 1,367,186,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,450,389)	$ (3,565,629)
Net realized gain (loss)	42,054,039	28,880,064
Change in net unrealized appreciation (depreciation)	1,331,582,686	605,920,510
Net increase (decrease) in net assets resulting from operations	1,367,186,336	631,234,945
Distributions to shareholders from net realized gain	(1,818,931)	(122,210,105)
Share transactions Proceeds from sales of shares	2,788,573,152	2,048,861,225
Reinvestment of distributions	1,735,319	115,347,882
Cost of shares redeemed	(1,143,553,712)	(964,521,211)
Net increase (decrease) in net assets resulting from share transactions	1,646,754,759	1,199,687,896
Redemption fees	410,361	182,621
Total increase (decrease) in net assets	3,012,532,525	1,708,895,357

Net Assets
Beginning of period	3,450,725,441	1,741,830,084
End of period (including accumulated net investment loss of $6,451,854 and accumulated net investment loss of $1,465, respectively)	$ 6,463,257,966	$ 3,450,725,441
Other Information Shares
Sold	19,293,935	18,573,347
Issued in reinvestment of distributions	12,463	1,211,311
Redeemed	(7,837,599)	(8,962,811)
Net increase (decrease)	11,468,799	10,821,847

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 120.51	$ 97.78	$ 74.01	$ 67.83	$ 54.62	$ 62.59
Income from Investment Operations
Net investment income (loss) D	(.18)	(.16)	(.23)	(.41) G	(.39) H	(.38) I
Net realized and unrealized gain (loss)	40.88	29.36	24.11	6.59	13.60	(7.60)
Total from investment operations	40.70	29.20	23.88	6.18	13.21	(7.98)
Distributions from net realized gain	(.06)	(6.48)	(.12)	-	-	-
Redemption fees added to paid in capital D	.01	.01	.01	- L	- L	.01
Net asset value, end of period	$ 161.16	$ 120.51	$ 97.78	$ 74.01	$ 67.83	$ 54.62
Total Return B, C	33.78%	31.78%	32.31%	9.11%	24.19%	(12.73)%
Ratios to Average Net Assets E, J
Expenses before reductions	.77% A	.81%	.83%	.87%	.91%	.89%
Expenses net of fee waivers, if any	.77% A	.80%	.83%	.87%	.91%	.89%
Expenses net of all reductions	.77% A	.79%	.83%	.86%	.91%	.89%
Net investment income (loss)	(.25)% A	(.15)%	(.27)%	(.59)% G	(.64)% H	(.61)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,463,258	$ 3,450,725	$ 1,741,830	$ 1,012,907	$ 1,068,656	$ 1,152,137
Portfolio turnover rate F	37% A	42%	106%	119%	109%	55%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.75)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.6	7.1
Amgen, Inc.	6.1	8.5
Actavis, Inc.	4.4	2.5
Biogen Idec, Inc.	4.2	0.4
Boston Scientific Corp.	3.6	2.0
Alexion Pharmaceuticals, Inc.	3.6	1.7
Perrigo Co.	3.3	0.0
McKesson Corp.	3.3	3.6
Cerner Corp.	3.0	2.6
Catamaran Corp.	2.8	1.6
	41.9
Top Industries (% of fund's net assets)
As of August 31, 2013
Biotechnology	33.2%
Pharmaceuticals	25.8%
Health Care Providers & Services	16.8%
Health Care Equipment & Supplies	12.4%
Health Care Technology	5.0%
All Others*	6.8%

As of February 28, 2013
Biotechnology	32.6%
Pharmaceuticals	28.5%
Health Care Providers & Services	16.4%
Health Care Equipment & Supplies	8.4%
Health Care Technology	4.4%
All Others*	9.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Health Care Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 33.1%
Biotechnology - 33.1%
Acorda Therapeutics, Inc. (a)	200,000	$ 6,758,000
Actelion Ltd.	308,557	20,975,045
Alexion Pharmaceuticals, Inc. (a)	1,215,000	130,928,400
Amgen, Inc.	2,050,000	223,327,000
Biogen Idec, Inc. (a)	720,000	153,374,400
BioMarin Pharmaceutical, Inc. (a)	580,000	37,972,600
Biovitrum AB (a)	1,600,000	11,081,352
Cubist Pharmaceuticals, Inc.	400,000	25,344,000
Discovery Laboratories, Inc. (a)	2,275,700	3,754,905
Genomic Health, Inc. (a)	400,000	12,608,000
Gilead Sciences, Inc. (a)	4,650,000	280,255,498
Grifols SA ADR	1,100,000	33,319,000
Infinity Pharmaceuticals, Inc. (a)	450,000	8,329,500
Insmed, Inc. (a)	478,000	7,270,380
Intercept Pharmaceuticals, Inc.	184,160	8,423,478
InterMune, Inc. (a)	1,200,000	17,148,000
Lexicon Pharmaceuticals, Inc. (a)	3,500,000	8,715,000
Medivation, Inc. (a)	785,000	44,376,050
Merrimack Pharmaceuticals, Inc. (a)	500,000	1,690,000
Momenta Pharmaceuticals, Inc. (a)	533,003	7,510,012
Neurocrine Biosciences, Inc. (a)	1,400,000	20,398,000
NPS Pharmaceuticals, Inc. (a)	800,000	20,080,000
Puma Biotechnology, Inc. (a)	310,000	15,698,400
Regeneron Pharmaceuticals, Inc. (a)	315,000	76,327,650
Spectrum Pharmaceuticals, Inc.	900,000	6,894,000
Theravance, Inc. (a)	350,000	12,547,500
Vanda Pharmaceuticals, Inc. (a)	1,000,000	11,430,000
ZIOPHARM Oncology, Inc. (a)(d)	2,000,000	5,980,000
		1,212,516,170
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	850,000	14,977,000
FOOD & STAPLES RETAILING - 1.1%
Drug Retail - 1.1%
CVS Caremark Corp.	700,000	40,635,000
HEALTH CARE EQUIPMENT & SUPPLIES - 12.4%
Health Care Equipment - 10.5%
Accuray, Inc. (a)	1,000,000	6,620,000
Boston Scientific Corp. (a)	12,600,000	133,308,000
C.R. Bard, Inc.	220,000	25,271,400
Cardiovascular Systems, Inc. (a)	500,000	10,260,000
CONMED Corp.	620,000	19,275,800
Covidien PLC	150,000	8,910,000
Genmark Diagnostics, Inc. (a)	1,398,300	16,080,450
HeartWare International, Inc. (a)	150,000	11,790,000
Insulet Corp. (a)	500,000	16,670,000
Intuitive Surgical, Inc. (a)	100,000	38,652,000
Masimo Corp.	453,711	11,224,810

	Shares	Value
Stryker Corp.	770,000	$ 51,505,300
Volcano Corp. (a)	1,220,000	26,132,400
Zeltiq Aesthetics, Inc. (a)	1,200,000	9,588,000
		385,288,160
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)(e)	950,000	13,338,000
The Cooper Companies, Inc.	420,000	54,856,200
		68,194,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		453,482,360
HEALTH CARE PROVIDERS & SERVICES - 16.8%
Health Care Distributors & Services - 3.6%
Amplifon SpA	1,861,431	9,840,641
McKesson Corp.	1,000,000	121,410,000
		131,250,641
Health Care Facilities - 2.3%
Brookdale Senior Living, Inc. (a)	700,000	17,514,000
Emeritus Corp. (a)	600,000	13,086,000
Hanger, Inc. (a)	300,000	9,213,000
HCA Holdings, Inc.	650,000	24,823,500
NMC Health PLC	1,700,000	8,564,727
Ramsay Health Care Ltd.	350,000	11,635,179
		84,836,406
Health Care Services - 5.8%
BioScrip, Inc. (a)	2,000,000	24,400,000
Catamaran Corp. (a)	1,900,000	104,046,331
MEDNAX, Inc. (a)	500,000	48,685,000
Quest Diagnostics, Inc.	600,000	35,172,000
		212,303,331
Managed Health Care - 5.1%
Aetna, Inc.	140,000	8,874,600
CIGNA Corp.	1,050,000	82,624,500
Humana, Inc.	700,000	64,456,000
UnitedHealth Group, Inc.	450,000	32,283,000
		188,238,100
TOTAL HEALTH CARE PROVIDERS & SERVICES		616,628,478
HEALTH CARE TECHNOLOGY - 4.6%
Health Care Technology - 4.6%
athenahealth, Inc. (a)(d)	220,000	23,207,800
Cerner Corp. (a)	2,400,000	110,544,000
HealthStream, Inc. (a)	690,000	22,873,500
HMS Holdings Corp. (a)	500,000	12,495,000
		169,120,300
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	500,000	18,755,000
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 2.5%
Life Sciences Tools & Services - 2.5%
Bruker BioSciences Corp. (a)	600,000	$ 12,024,000
Illumina, Inc. (a)(d)	1,020,000	79,396,800
		91,420,800
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	700,000	22,729,000
PHARMACEUTICALS - 25.8%
Pharmaceuticals - 25.8%
AbbVie, Inc.	500,000	21,305,000
Actavis, Inc. (a)	1,200,000	162,216,000
Bayer AG	300,000	33,321,440
Bristol-Myers Squibb Co.	400,000	16,676,000
Cadence Pharmaceuticals, Inc. (a)	750,000	4,087,500
Endo Health Solutions, Inc. (a)	400,000	16,436,000
Hi-Tech Pharmacal Co., Inc.	203,880	8,789,267
Impax Laboratories, Inc. (a)	600,000	12,228,000
Jazz Pharmaceuticals PLC (a)	260,000	22,799,400
Meda AB (A Shares)	900,000	9,906,675
Merck & Co., Inc.	1,850,000	87,486,500
Mylan, Inc. (a)	1,400,000	49,476,000
Optimer Pharmaceuticals, Inc. (a)(d)	1,100,000	13,761,000
Pacira Pharmaceuticals, Inc. (a)(d)	440,000	15,936,800
Perrigo Co. (d)	1,000,000	121,550,000
Pfizer, Inc.	1,000,000	28,210,000
Salix Pharmaceuticals Ltd. (a)	470,000	31,461,800
Sanofi SA	380,000	36,417,870
Santarus, Inc. (a)	650,000	14,638,000
Shire PLC sponsored ADR	440,000	48,496,800
The Medicines Company (a)	300,000	9,483,000
UCB SA	280,000	16,282,728
Valeant Pharmaceuticals International, Inc. (Canada) (a)	630,000	61,965,252
ViroPharma, Inc. (a)	1,280,000	38,592,000
Warner Chilcott PLC	3,000,000	64,350,000
		945,873,032
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
Towers Watson & Co.	155,020	12,750,395
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Development - 0.2%
PT Lippo Karawaci Tbk	80,000,000	8,424,900
TOTAL COMMON STOCKS (Cost $2,657,941,757)		3,607,312,435
Convertible Preferred Stocks - 0.5%
	Shares	Value
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(f)	496,689	$ 3,000,002
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc.:
Series C (a)(f)	90,850	723,166
Series D (a)(f)	1,784,800	14,207,008
		14,930,174
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,322,475)		17,930,176
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.10% (b)	64,199,909	64,199,909
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	148,230,500	148,230,500
TOTAL MONEY MARKET FUNDS (Cost $212,430,409)		212,430,409
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,884,694,641)		3,837,673,020
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(169,709,057)
NET ASSETS - 100%		$ 3,667,963,963
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,930,176 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series C	12/6/12	$ 548,421
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,635
Fidelity Securities Lending Cash Central Fund	514,273
Total	$ 538,908
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 18,143,653	$ -	$ 2,749,537	$ 45,000	$ -
Derma Sciences, Inc.	11,097,000	593,651	-	-	13,338,000
Total	$ 29,240,653	$ 593,651	$ 2,749,537	$ 45,000	$ 13,338,000
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,607,312,435	$ 3,570,894,565	$ 36,417,870	$ -
Convertible Preferred Stocks	17,930,176	-	-	17,930,176
Money Market Funds	212,430,409	212,430,409	-	-
Total Investments in Securities:	$ 3,837,673,020	$ 3,783,324,974	$ 36,417,870	$ 17,930,176
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.2%
Canada	4.5%
Ireland	2.6%
Bailiwick of Jersey	1.3%
France	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $145,222,190) - See accompanying schedule: Unaffiliated issuers (cost $2,662,096,286)	$ 3,611,904,611
Fidelity Central Funds (cost $212,430,409)	212,430,409
Other affiliated issuers (cost $10,167,946)	13,338,000
Total Investments (cost $2,884,694,641)		$ 3,837,673,020
Cash		1,530,463
Foreign currency held at value (cost $850,446)		850,446
Receivable for investments sold		20,440,128
Receivable for fund shares sold		4,560,832
Dividends receivable		1,961,628
Distributions receivable from Fidelity Central Funds		37,456
Prepaid expenses		39,604
Receivable from investment adviser for expense reductions		765
Other receivables		68,058
Total assets		3,867,162,400

Liabilities
Payable for investments purchased	$ 45,352,986
Payable for fund shares redeemed	3,210,278
Accrued management fee	1,697,951
Other affiliated payables	597,661
Other payables and accrued expenses	109,061
Collateral on securities loaned, at value	148,230,500
Total liabilities		199,198,437

Net Assets		$ 3,667,963,963
Net Assets consist of:
Paid in capital		$ 2,500,773,572
Undistributed net investment income		2,469,736
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		211,734,312
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		952,986,343
Net Assets, for 21,330,919 shares outstanding		$ 3,667,963,963
Net Asset Value, offering price and redemption price per share ($3,667,963,963 ÷ 21,330,919 shares)		$ 171.96

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends (including $45,000 earned from other affiliated issuers)		$ 14,596,771
Interest		47
Income from Fidelity Central Funds (including $514,273 from security lending)		538,908
Total income		15,135,726

Expenses
Management fee	$ 9,099,398
Transfer agent fees	2,937,279
Accounting and security lending fees	485,332
Custodian fees and expenses	74,843
Independent trustees' compensation	18,166
Appreciation in deferred trustee compensation account	446
Registration fees	73,759
Audit	23,978
Legal	2,699
Interest	928
Miscellaneous	15,086
Total expenses before reductions	12,731,914
Expense reductions	(100,078)	12,631,836
Net investment income (loss)		2,503,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,677,501
Other affiliated issuers	1,719,643
Foreign currency transactions	(178,513)
Total net realized gain (loss)		214,218,631
Change in net unrealized appreciation (depreciation) on: Investment securities	408,420,589
Assets and liabilities in foreign currencies	11,189
Total change in net unrealized appreciation (depreciation)		408,431,778
Net gain (loss)		622,650,409
Net increase (decrease) in net assets resulting from operations		$ 625,154,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,503,890	$ 8,618,999
Net realized gain (loss)	214,218,631	270,711,145
Change in net unrealized appreciation (depreciation)	408,431,778	161,746,113
Net increase (decrease) in net assets resulting from operations	625,154,299	441,076,257
Distributions to shareholders from net investment income	(673,800)	(7,644,611)
Distributions to shareholders from net realized gain	(69,995,776)	(233,576,413)
Total distributions	(70,669,576)	(241,221,024)
Share transactions Proceeds from sales of shares	631,664,483	587,069,831
Reinvestment of distributions	67,684,349	229,888,847
Cost of shares redeemed	(310,238,970)	(468,724,036)
Net increase (decrease) in net assets resulting from share transactions	389,109,862	348,234,642
Redemption fees	28,279	27,171
Total increase (decrease) in net assets	943,622,864	548,117,046

Net Assets
Beginning of period	2,724,341,099	2,176,224,053
End of period (including undistributed net investment income of $2,469,736 and undistributed net investment income of $639,646, respectively)	$ 3,667,963,963	$ 2,724,341,099
Other Information Shares
Sold	3,936,632	4,198,660
Issued in reinvestment of distributions	434,291	1,723,942
Redeemed	(1,932,292)	(3,383,695)
Net increase (decrease)	2,438,631	2,538,907

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 144.20	$ 133.07	$ 133.93	$ 109.17	$ 73.65	$ 114.24
Income from Investment Operations
Net investment income (loss) D	.12	.50	- J	.04	.06	.42
Net realized and unrealized gain (loss)	31.21	24.74	10.86	24.90	35.71	(35.98)
Total from investment operations	31.33	25.24	10.86	24.94	35.77	(35.56)
Distributions from net investment income	(.03)	(.44)	-	(.17)	(.25)	(.37)
Distributions from net realized gain	(3.53)	(13.67)	(11.72)	(.01)	(.01)	(4.66)
Total distributions	(3.57) K	(14.11)	(11.72)	(.18)	(.25) L	(5.03)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 171.96	$ 144.20	$ 133.07	$ 133.93	$ 109.17	$ 73.65
Total Return B, C	21.98%	20.07%	9.10%	22.86%	48.65%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.79%	.80%	.82%	.88%	.86%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.82%	.88%	.86%
Expenses net of all reductions	.77% A	.78%	.80%	.82%	.87%	.86%
Net investment income (loss)	.15% A	.36%	.00% G	.03%	.07%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,667,964	$ 2,724,341	$ 2,176,224	$ 1,991,604	$ 1,727,742	$ 1,191,143
Portfolio turnover rate F	92% A	95%	130%	99%	116%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $3.57 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $3.532 per share. LTotal distributions of $.25 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	19.1	15.7
Express Scripts Holding Co.	15.8	17.6
McKesson Corp.	8.0	9.3
CIGNA Corp.	6.2	5.4
AmerisourceBergen Corp.	4.9	5.0
HCA Holdings, Inc.	4.8	0.0
Quest Diagnostics, Inc.	4.0	4.2
Aetna, Inc.	3.4	0.0
DaVita, Inc.	3.4	0.9
Cardinal Health, Inc.	2.9	5.0
	72.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Health CareProviders & Services	92.3%
Food & Staples Retailing	1.4%
Professional Services	1.3%
Diversified Consumer Services	0.7%
Health CareEquipment & Supplies	0.5%
All Others*	3.8%

As of February 28, 2013
Health CareProviders & Services	90.1%
Food & Staples Retailing	1.0%
Health CareEquipment & Supplies	1.0%
Chemicals	0.6%
Industrial Conglomerates	0.6%
All Others*	6.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Sigma Aldrich Corp.	20,700	$ 1,707,129
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Stericycle, Inc. (a)	17,900	2,014,824
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	179,100	4,998,681
FOOD & STAPLES RETAILING - 1.4%
Drug Retail - 1.4%
CVS Caremark Corp.	167,700	9,734,985
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.4%
Covidien PLC	23,800	1,413,720
NxStage Medical, Inc. (a)	126,200	1,558,570
		2,972,290
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	15,600	679,380
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,651,670
HEALTH CARE PROVIDERS & SERVICES - 92.3%
Health Care Distributors & Services - 21.1%
AmerisourceBergen Corp.	615,000	35,005,800
Cardinal Health, Inc.	411,200	20,675,136
Henry Schein, Inc. (a)	203,600	20,573,780
McKesson Corp.	464,900	56,443,509
MWI Veterinary Supply, Inc. (a)	55,100	8,379,608
Patterson Companies, Inc.	209,900	8,370,812
		149,448,645
Health Care Facilities - 8.4%
Community Health Systems, Inc.	358,200	14,062,932
HCA Holdings, Inc.	897,300	34,267,887
LifePoint Hospitals, Inc. (a)	54,300	2,455,989
The Ensign Group, Inc.	60,200	2,326,730
U.S. Physical Therapy, Inc.	49,000	1,348,970
Universal Health Services, Inc. Class B	71,800	4,864,450
		59,326,958
Health Care Services - 29.8%
Air Methods Corp. (d)	85,500	3,498,660
BioScrip, Inc. (a)	325,300	3,968,660
Catamaran Corp. (a)	61,812	3,384,901
Corvel Corp. (a)	195,000	6,423,300
DaVita, Inc. (a)	223,700	24,049,987

	Shares	Value
Express Scripts Holding Co. (a)	1,749,850	$ 111,780,418
Fresenius SE & Co. KGaA	14,300	1,720,619
Laboratory Corp. of America Holdings (a)	62,800	6,011,216
Landauer, Inc.	91,600	4,349,168
MEDNAX, Inc. (a)	165,400	16,104,998
Quest Diagnostics, Inc.	480,000	28,137,600
Team Health Holdings, Inc. (a)	36,900	1,418,067
		210,847,594
Managed Health Care - 33.0%
Aetna, Inc.	382,800	24,265,692
Centene Corp. (a)	183,300	10,475,595
CIGNA Corp.	562,800	44,286,732
Molina Healthcare, Inc. (a)	190,500	6,360,795
Qualicorp SA (a)	293,700	2,295,733
Triple-S Management Corp. (a)	110,000	2,051,500
UnitedHealth Group, Inc.	1,882,297	135,035,987
WellPoint, Inc.	110,000	9,365,400
		234,137,434
TOTAL HEALTH CARE PROVIDERS & SERVICES		653,760,631
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
HMS Holdings Corp. (a)	45,800	1,144,542
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
Danaher Corp.	33,600	2,201,472
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Maximus, Inc.	37,000	1,387,870
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	43,200	2,014,848
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Pall Corp.	29,600	2,046,544
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Mallinckrodt PLC (a)	148	6,460
PROFESSIONAL SERVICES - 1.3%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	89,400	7,353,150
Research & Consulting Services - 0.3%
Verisk Analytics, Inc. (a)	33,300	2,070,594
TOTAL PROFESSIONAL SERVICES		9,423,744
TOTAL COMMON STOCKS (Cost $509,000,724)		694,093,400
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	14,587,524	$ 14,587,524
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,125,000	2,125,000
TOTAL MONEY MARKET FUNDS (Cost $16,712,524)		16,712,524
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $525,713,248)		710,805,924
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,600,562)
NET ASSETS - 100%		$ 708,205,362
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,414
Fidelity Securities Lending Cash Central Fund	2,021
Total	$ 11,435
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,046,000) - See accompanying schedule: Unaffiliated issuers (cost $509,000,724)	$ 694,093,400
Fidelity Central Funds (cost $16,712,524)	16,712,524
Total Investments (cost $525,713,248)		$ 710,805,924
Foreign currency held at value (cost $4)		4
Receivable for fund shares sold		305,822
Dividends receivable		253,666
Distributions receivable from Fidelity Central Funds		1,567
Prepaid expenses		7,546
Receivable from investment adviser for expense reductions		240
Other receivables		5,048
Total assets		711,379,817

Liabilities
Payable for investments purchased	$ 25,179
Payable for fund shares redeemed	522,494
Accrued management fee	332,168
Other affiliated payables	148,656
Other payables and accrued expenses	20,958
Collateral on securities loaned, at value	2,125,000
Total liabilities		3,174,455

Net Assets		$ 708,205,362
Net Assets consist of:
Paid in capital		$ 507,706,229
Accumulated net investment loss		(364,854)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,772,627
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,091,360
Net Assets, for 10,501,184 shares outstanding		$ 708,205,362
Net Asset Value, offering price and redemption price per share ($708,205,362 ÷ 10,501,184 shares)		$ 67.44

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,268,652
Income from Fidelity Central Funds (including $2,021 from security lending)		11,435
Total income		2,280,087

Expenses
Management fee	$ 1,710,578
Transfer agent fees	692,569
Accounting and security lending fees	114,058
Custodian fees and expenses	7,583
Independent trustees' compensation	3,536
Registration fees	20,261
Audit	19,496
Legal	915
Miscellaneous	4,881
Total expenses before reductions	2,573,877
Expense reductions	(4,097)	2,569,780
Net investment income (loss)		(289,693)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,636,248
Foreign currency transactions	(2,219)
Total net realized gain (loss)		18,634,029
Change in net unrealized appreciation (depreciation) on: Investment securities	63,054,821
Assets and liabilities in foreign currencies	(619)
Total change in net unrealized appreciation (depreciation)		63,054,202
Net gain (loss)		81,688,231
Net increase (decrease) in net assets resulting from operations		$ 81,398,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (289,693)	$ 729,219
Net realized gain (loss)	18,634,029	78,580,762
Change in net unrealized appreciation (depreciation)	63,054,202	(75,363,913)
Net increase (decrease) in net assets resulting from operations	81,398,538	3,946,068
Distributions to shareholders from net investment income	-	(299,615)
Distributions to shareholders from net realized gain	(10,454,299)	(31,559,328)
Total distributions	(10,454,299)	(31,858,943)
Share transactions Proceeds from sales of shares	182,480,887	239,485,576
Reinvestment of distributions	10,099,629	30,763,816
Cost of shares redeemed	(118,272,438)	(549,770,786)
Net increase (decrease) in net assets resulting from share transactions	74,308,078	(279,521,394)
Redemption fees	4,178	25,054
Total increase (decrease) in net assets	145,256,495	(307,409,215)

Net Assets
Beginning of period	562,948,867	870,358,082
End of period (including accumulated net investment loss of $364,854 and accumulated net investment loss of $75,161, respectively)	$ 708,205,362	$ 562,948,867
Other Information Shares
Sold	2,767,507	3,859,479
Issued in reinvestment of distributions	162,713	531,970
Redeemed	(1,827,824)	(9,199,114)
Net increase (decrease)	1,102,396	(4,807,665)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 59.90	$ 61.26	$ 55.32	$ 44.38	$ 25.53	$ 45.27
Income from Investment Operations
Net investment income (loss) D	(.03)	.06	(.03)	(.25)	(.24)	(.18)
Net realized and unrealized gain (loss)	8.73	1.77	5.96	11.19	19.09	(19.18)
Total from investment operations	8.70	1.83	5.93	10.94	18.85	(19.36)
Distributions from net investment income	-	(.03)	-	-	-	(.03)
Distributions from net realized gain	(1.16)	(3.16)	-	-	-	(.35)
Total distributions	(1.16)	(3.19)	-	-	-	(.38)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 67.44	$ 59.90	$ 61.26	$ 55.32	$ 44.38	$ 25.53
Total Return B, C	14.70%	3.17%	10.74%	24.65%	73.83%	(43.05)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.84%	.86%	.89%	.96%	.94%
Expenses net of fee waivers, if any	.83% A	.84%	.86%	.89%	.96%	.94%
Expenses net of all reductions	.83% A	.83%	.84%	.88%	.96%	.94%
Net investment income (loss)	(.09)% A	.10%	(.05)%	(.54)%	(.67)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 708,205	$ 562,949	$ 870,358	$ 566,400	$ 466,110	$ 263,503
Portfolio turnover rate F	74% A	96%	86%	55%	50%	122%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Boston Scientific Corp.	12.1	6.8
Stryker Corp.	7.7	6.8
Medtronic, Inc.	6.3	8.2
The Cooper Companies, Inc.	5.5	4.8
Covidien PLC	5.3	11.3
Intuitive Surgical, Inc.	5.0	2.8
Abbott Laboratories	3.9	5.5
Baxter International, Inc.	3.6	4.0
Zimmer Holdings, Inc.	2.8	5.6
C.R. Bard, Inc.	2.6	0.3
	54.8
Top Industries (% of fund's net assets)
As of August 31, 2013
Health Care Equipment & Supplies	84.0%
Pharmaceuticals	6.9%
Health Care Technology	2.8%
Life Sciences Tools & Services	2.4%
Biotechnology	2.3%
All Others*	1.6%

As of February 28, 2013
Health CareEquipment & Supplies	86.3%
Biotechnology	3.0%
Life Sciences Tools & Services	2.9%
Health Care Providers & Services	2.6%
Health Care Technology	2.6%
All Others*	2.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 2.1%
Biotechnology - 2.1%
Genomic Health, Inc. (a)(d)	300,000	$ 9,456,000
Grifols SA ADR	650,000	19,688,500
		29,144,500
HEALTH CARE EQUIPMENT & SUPPLIES - 83.2%
Health Care Equipment - 71.5%
Abbott Laboratories	1,700,000	56,661,000
Accuray, Inc. (a)(d)	1,445,000	9,565,900
ArthroCare Corp. (a)	350,000	11,084,500
Baxter International, Inc.	750,000	52,170,000
Boston Scientific Corp. (a)	16,400,000	173,511,999
C.R. Bard, Inc.	330,000	37,907,100
Cardiovascular Systems, Inc. (a)	600,000	12,312,000
CONMED Corp.	630,000	19,586,700
Covidien PLC	1,280,000	76,032,000
Cyberonics, Inc. (a)	112,247	5,710,005
Edwards Lifesciences Corp. (a)	50,000	3,519,000
Exactech, Inc. (a)(e)	1,000,000	19,040,000
Genmark Diagnostics, Inc. (a)(d)	1,152,706	13,256,119
HeartWare International, Inc. (a)	200,000	15,720,000
Insulet Corp. (a)	600,000	20,004,000
Integra LifeSciences Holdings Corp. (a)	520,000	21,132,800
Intuitive Surgical, Inc. (a)	185,000	71,506,200
Masimo Corp.	228,403	5,650,690
Medtronic, Inc.	1,750,000	90,562,500
Natus Medical, Inc. (a)	600,000	7,890,000
NxStage Medical, Inc. (a)	850,000	10,497,500
Smith & Nephew PLC sponsored ADR (d)	400,000	23,304,000
St. Jude Medical, Inc.	330,000	16,635,300
Stryker Corp.	1,652,200	110,515,658
Teleflex, Inc.	70,000	5,395,600
Tornier NV (a)	1,100,000	20,878,000
Varian Medical Systems, Inc. (a)	300,000	21,135,000
Volcano Corp. (a)	1,280,000	27,417,600
Wright Medical Group, Inc. (a)	750,000	18,052,500
Zeltiq Aesthetics, Inc. (a)(d)	1,000,000	7,990,000
Zimmer Holdings, Inc.	500,000	39,545,000
		1,024,188,671
Health Care Supplies - 11.7%
Alere, Inc. (a)	150,000	4,675,500
Align Technology, Inc. (a)	500,000	21,775,000
DENTSPLY International, Inc.	900,000	37,791,000
Derma Sciences, Inc. (a)	500,000	7,020,000
The Cooper Companies, Inc.	600,000	78,366,000

	Shares	Value
The Spectranetics Corp. (a)	800,000	$ 12,632,000
Vascular Solutions, Inc. (a)	360,000	5,677,200
		167,936,700
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,192,125,371
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Health Care Distributors & Services - 0.5%
Amplifon SpA	1,345,600	7,113,649
Health Care Facilities - 0.5%
Hanger, Inc. (a)	240,000	7,370,400
Health Care Services - 0.5%
Miraca Holdings, Inc.	150,000	6,669,591
TOTAL HEALTH CARE PROVIDERS & SERVICES		21,153,640
HEALTH CARE TECHNOLOGY - 2.3%
Health Care Technology - 2.3%
Cerner Corp. (a)	720,000	33,163,200
LIFE SCIENCES TOOLS & SERVICES - 2.4%
Life Sciences Tools & Services - 2.4%
Bruker BioSciences Corp. (a)	350,000	7,014,000
Eurofins Scientific SA	40,000	9,267,410
Illumina, Inc. (a)	230,000	17,903,200
Nanostring Technologies, Inc.	42,903	328,208
		34,512,818
PHARMACEUTICALS - 6.9%
Pharmaceuticals - 6.9%
Actavis, Inc. (a)	220,000	29,739,600
Perrigo Co. (d)	280,000	34,034,000
Warner Chilcott PLC	1,650,000	35,392,500
		99,166,100
TOTAL COMMON STOCKS (Cost $1,096,865,189)		1,409,265,629
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (a)(f)	347,782	2,100,603
Ariosa Diagnostics Series B (a)(f)	53,177	321,189
		2,421,792
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	999,300	7,954,428
TOTAL CONVERTIBLE PREFERRED STOCKS		10,376,220
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	100,000	$ 10,573,200
TOTAL PREFERRED STOCKS (Cost $17,847,076)		20,949,420
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.10% (b)	8,327,805	8,327,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,700,988	9,700,988
TOTAL MONEY MARKET FUNDS (Cost $18,028,793)		18,028,793
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,132,741,058)		1,448,243,842
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,984,399)
NET ASSETS - 100%		$ 1,432,259,443
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,376,220 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,457
Fidelity Securities Lending Cash Central Fund	134,155
Total	$ 140,612
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 16,569,000	$ 2,043,545	$ -	$ -	$ 19,040,000
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,409,265,629	$ 1,402,596,038	$ 6,669,591	$ -
Preferred Stocks	20,949,420	10,573,200	-	10,376,220
Money Market Funds	18,028,793	18,028,793	-	-
Total Investments in Securities:	$ 1,448,243,842	$ 1,431,198,031	$ 6,669,591	$ 10,376,220
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
Ireland	7.7%
United Kingdom	1.6%
Netherlands	1.5%
Spain	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,270,631) - See accompanying schedule: Unaffiliated issuers (cost $1,097,683,354)	$ 1,411,175,050
Fidelity Central Funds (cost $18,028,792)	18,028,792
Other affiliated issuers (cost $17,028,912)	19,040,000
Total Investments (cost $1,132,741,058)		$ 1,448,243,842
Foreign currency held at value (cost $16,981)		16,981
Receivable for investments sold		8,659,264
Receivable for fund shares sold		634,599
Dividends receivable		73,913
Distributions receivable from Fidelity Central Funds		24,995
Prepaid expenses		15,860
Receivable from investment adviser for expense reductions		397
Other receivables		10,223
Total assets		1,457,680,074

Liabilities
Payable to custodian bank	$ 1,154,013
Payable for investments purchased	11,892,611
Payable for fund shares redeemed	1,660,452
Accrued management fee	681,000
Other affiliated payables	283,374
Other payables and accrued expenses	48,193
Collateral on securities loaned, at value	9,700,988
Total liabilities		25,420,631

Net Assets		$ 1,432,259,443
Net Assets consist of:
Paid in capital		$ 1,009,320,115
Distributions in excess of net investment income		(105,764)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		107,542,013
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		315,503,079
Net Assets, for 42,605,219 shares outstanding		$ 1,432,259,443
Net Asset Value, offering price and redemption price per share ($1,432,259,443 ÷ 42,605,219 shares)		$ 33.62

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,403,488
Interest		24
Income from Fidelity Central Funds (including $134,155 from security lending)		140,612
Total income		6,544,124

Expenses
Management fee	$ 3,919,537
Transfer agent fees	1,493,799
Accounting and security lending fees	225,382
Custodian fees and expenses	33,263
Independent trustees' compensation	7,873
Registration fees	23,259
Audit	18,863
Legal	1,162
Interest	1,273
Miscellaneous	7,962
Total expenses before reductions	5,732,373
Expense reductions	(26,343)	5,706,030
Net investment income (loss)		838,094
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,096,484
Foreign currency transactions	(26,894)
Total net realized gain (loss)		111,069,590
Change in net unrealized appreciation (depreciation) on: Investment securities	37,624,148
Assets and liabilities in foreign currencies	15,441
Total change in net unrealized appreciation (depreciation)		37,639,589
Net gain (loss)		148,709,179
Net increase (decrease) in net assets resulting from operations		$ 149,547,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 838,094	$ 1,676,247
Net realized gain (loss)	111,069,590	55,693,801
Change in net unrealized appreciation (depreciation)	37,639,589	112,550,953
Net increase (decrease) in net assets resulting from operations	149,547,273	169,921,001
Distributions to shareholders from net investment income	-	(2,142,447)
Distributions to shareholders from net realized gain	(18,565,297)	(54,255,083)
Total distributions	(18,565,297)	(56,397,530)
Share transactions Proceeds from sales of shares	134,154,171	216,598,206
Reinvestment of distributions	17,845,097	54,158,373
Cost of shares redeemed	(255,165,798)	(340,863,585)
Net increase (decrease) in net assets resulting from share transactions	(103,166,530)	(70,107,006)
Redemption fees	6,955	8,764
Total increase (decrease) in net assets	27,822,401	43,425,229

Net Assets
Beginning of period	1,404,437,042	1,361,011,813
End of period (including distributions in excess of net investment income of $105,764 and distributions in excess of net investment income of $943,858, respectively)	$ 1,432,259,443	$ 1,404,437,042
Other Information Shares
Sold	4,098,739	7,408,450
Issued in reinvestment of distributions	565,972	1,952,608
Redeemed	(7,956,133)	(12,033,703)
Net increase (decrease)	(3,291,422)	(2,672,645)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.60	$ 28.02	$ 29.55	$ 25.23	$ 17.30	$ 24.41
Income from Investment Operations
Net investment income (loss) D	.02	.04	.01	(.01) G	(.03)	.01
Net realized and unrealized gain (loss)	3.42	3.77	(.10)	4.33	7.96	(6.35)
Total from investment operations	3.44	3.81	(.09)	4.32	7.93	(6.34)
Distributions from net investment income	-	(.05)	(.02)	-	-	(.01)
Distributions from net realized gain	(.42)	(1.18)	(1.43)	-	-	(.77)
Total distributions	(.42)	(1.23)	(1.44) K	-	-	(.78)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 33.62	$ 30.60	$ 28.02	$ 29.55	$ 25.23	$ 17.30
Total Return B, C	11.33%	14.09%	.23%	17.12%	45.84%	(26.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.83%	.84%	.86%	.91%	.87%
Expenses net of fee waivers, if any	.81% A	.83%	.84%	.86%	.91%	.87%
Expenses net of all reductions	.81% A	.82%	.84%	.86%	.90%	.87%
Net investment income (loss)	.12% A	.13%	.02%	(.04)% G	(.13)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,432,259	$ 1,404,437	$ 1,361,012	$ 1,408,343	$ 1,377,991	$ 1,012,464
Portfolio turnover rate F	68% A	69%	120%	92%	83%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $1.44 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.426 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA sponsored ADR	8.7	6.1
Johnson & Johnson	7.8	6.5
GlaxoSmithKline PLC sponsored ADR	7.6	5.7
Novartis AG sponsored ADR	6.9	4.2
Pfizer, Inc.	6.5	7.9
Merck & Co., Inc.	4.9	7.3
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.3	2.8
Perrigo Co.	4.0	1.3
AbbVie, Inc.	3.7	1.1
Valeant Pharmaceuticals International, Inc. (Canada)	3.6	4.3
	58.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Pharmaceuticals	91.7%
Biotechnology	5.5%
Health Care Equipment & Supplies	0.7%
Personal Products	0.3%
Chemicals	0.3%
All Others*	1.5%

As of February 28, 2013
Pharmaceuticals	86.0%
Biotechnology	9.7%
Health Care Equipment & Supplies	1.2%
Personal Products	0.4%
Health Care Providers & Services	0.1%
All Others*	2.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 5.5%
Biotechnology - 5.5%
Agios Pharmaceuticals, Inc.	2,300	$ 54,234
Agios Pharmaceuticals, Inc.	18,514	392,904
Alexion Pharmaceuticals, Inc. (a)	21,600	2,327,616
AMAG Pharmaceuticals, Inc. (a)	141,300	3,343,158
Amgen, Inc.	280,800	30,590,352
BioMarin Pharmaceutical, Inc. (a)	52,800	3,456,816
Biovitrum AB (a)	242,100	1,676,747
Coronado Biosciences, Inc. (a)	101,600	828,040
Discovery Laboratories, Inc. (a)	232,000	382,800
Elan Corp. PLC sponsored ADR (a)(d)	500,900	7,633,716
Grifols SA	75,700	3,040,486
Grifols SA Class B	5,500	169,660
Innate Pharma SA (a)(d)	188,400	590,127
Insmed, Inc. (a)	76,800	1,168,128
Intercept Pharmaceuticals, Inc.	23,098	1,056,503
Merrimack Pharmaceuticals, Inc. (a)	13,500	45,630
NPS Pharmaceuticals, Inc. (a)	70,200	1,762,020
Puma Biotechnology, Inc. (a)	40,933	2,072,847
Regulus Therapeutics, Inc.	54,000	510,300
Vanda Pharmaceuticals, Inc. (a)	135,700	1,551,051
		62,653,135
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Royal DSM NV	41,201	3,039,039
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.1%
Genmark Diagnostics, Inc. (a)	63,400	729,100
Health Care Supplies - 0.6%
Ansell Ltd.	181,847	3,143,184
Antares Pharma, Inc. (a)(d)	706,700	3,109,480
Cerus Corp. (a)	214,100	1,119,743
		7,372,407
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		8,101,507
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	11,700	2,710,717
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
MYOS Corp. (a)	2,000,000	340,000
Prestige Brands Holdings, Inc. (a)	93,192	3,025,944
		3,365,944
PHARMACEUTICALS - 91.7%
Pharmaceuticals - 91.7%
AbbVie, Inc.	1,005,490	42,843,929
AcelRx Pharmaceuticals, Inc. (a)	181,000	1,793,710
Actavis, Inc. (a)	281,800	38,093,724

	Shares	Value
Akorn, Inc. (a)	46,600	$ 837,402
Allergan, Inc.	166,000	14,671,080
AstraZeneca PLC sponsored ADR	672,300	33,083,883
Auxilium Pharmaceuticals, Inc. (a)	100,200	1,748,490
Biodelivery Sciences International, Inc. (a)(d)	612,800	3,211,072
Bristol-Myers Squibb Co.	967,610	40,339,661
Cadence Pharmaceuticals, Inc. (a)	31,300	170,585
Daiichi Sankyo Kabushiki Kaisha	2,300	39,347
DepoMed, Inc. (a)	196,000	1,405,320
Durect Corp. (a)	899,000	979,910
Eli Lilly & Co.	502,800	25,843,920
Endo Health Solutions, Inc. (a)	311,400	12,795,426
GlaxoSmithKline PLC sponsored ADR	1,720,600	87,561,334
Hospira, Inc. (a)	67,600	2,638,428
Impax Laboratories, Inc. (a)	345,000	7,031,100
Jazz Pharmaceuticals PLC (a)	222,300	19,493,487
Johnson & Johnson	1,033,300	89,287,453
Merck & Co., Inc.	1,190,836	56,314,634
Mylan, Inc. (a)	908,000	32,088,720
Nektar Therapeutics (a)	227,100	2,766,078
Novartis AG sponsored ADR	1,082,498	79,000,704
Novo Nordisk A/S Series B sponsored ADR	151,900	25,358,186
Ono Pharmaceutical Co. Ltd.	24,000	1,440,476
Pain Therapeutics, Inc.	236,517	622,040
Paladin Labs, Inc. (a)	100,100	5,706,831
Perrigo Co. (d)	380,900	46,298,395
Pfizer, Inc.	2,651,488	74,798,476
Questcor Pharmaceuticals, Inc.	134,300	8,955,124
Roche Holding AG (participation certificate)	40,903	10,203,220
Salix Pharmaceuticals Ltd. (a)	234,400	15,690,736
Sanofi SA sponsored ADR	2,090,122	99,866,030
Santarus, Inc. (a)	356,300	8,023,876
Shire PLC sponsored ADR	307,600	33,903,672
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,279,889	48,917,358
The Medicines Company (a)	312,800	9,887,608
UCB SA	145,400	8,455,388
Valeant Pharmaceuticals International, Inc. (Canada) (a)	416,827	40,998,080
ViroPharma, Inc. (a)	223,100	6,726,465
Warner Chilcott PLC	543,500	11,658,075
XenoPort, Inc. (a)	169,600	829,344
		1,052,378,777
TOTAL COMMON STOCKS (Cost $875,887,993)		1,132,249,119
Convertible Preferred Stocks - 0.0%
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (e) (Cost $200,000)	112,714	$ 200,000
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.10% (b)	10,273,563	10,273,563
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	50,564,398	50,564,398
TOTAL MONEY MARKET FUNDS (Cost $60,837,961)		60,837,961
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $936,925,954)		1,193,287,080
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(46,086,236)
NET ASSETS - 100%		$ 1,147,200,844
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,271
Fidelity Securities Lending Cash Central Fund	184,791
Total	$ 203,062
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,132,249,119	$ 1,130,376,392	$ 1,872,727	$ -
Convertible Preferred Stocks	200,000	-	-	200,000
Money Market Funds	60,837,961	60,837,961	-	-
Total Investments in Securities:	$ 1,193,287,080	$ 1,191,214,353	$ 1,872,727	$ 200,000
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	53.9%
United Kingdom	10.5%
France	8.8%
Switzerland	7.8%
Israel	4.3%
Canada	4.1%
Ireland	3.4%
Bailiwick of Jersey	3.0%
Denmark	2.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,599,644) - See accompanying schedule: Unaffiliated issuers (cost $876,087,993)	$ 1,132,449,119
Fidelity Central Funds (cost $60,837,961)	60,837,961
Total Investments (cost $936,925,954)		$ 1,193,287,080
Cash		42
Receivable for investments sold		14,275,462
Receivable for fund shares sold		1,207,082
Dividends receivable		3,599,544
Distributions receivable from Fidelity Central Funds		13,027
Prepaid expenses		12,935
Receivable from investment adviser for expense reductions		410
Other receivables		2,959
Total assets		1,212,398,541

Liabilities
Payable for investments purchased	$ 11,981,177
Payable for fund shares redeemed	1,838,900
Accrued management fee	541,081
Other affiliated payables	234,270
Other payables and accrued expenses	37,871
Collateral on securities loaned, at value	50,564,398
Total liabilities		65,197,697

Net Assets		$ 1,147,200,844
Net Assets consist of:
Paid in capital		$ 811,959,857
Undistributed net investment income		8,301,898
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,578,063
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		256,361,026
Net Assets, for 63,784,385 shares outstanding		$ 1,147,200,844
Net Asset Value, offering price and redemption price per share ($1,147,200,844 ÷ 63,784,385 shares)		$ 17.99

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,587,651
Interest		298
Income from Fidelity Central Funds (including $184,791 from security lending)		203,062
Total income		12,791,011

Expenses
Management fee	$ 3,007,482
Transfer agent fees	1,187,604
Accounting and security lending fees	181,114
Custodian fees and expenses	14,963
Independent trustees' compensation	5,984
Registration fees	60,454
Audit	19,856
Legal	770
Miscellaneous	5,526
Total expenses before reductions	4,483,753
Expense reductions	(12,125)	4,471,628
Net investment income (loss)		8,319,383
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,797,340
Foreign currency transactions	(19,140)
Total net realized gain (loss)		75,778,200
Change in net unrealized appreciation (depreciation) on: Investment securities	43,878,707
Assets and liabilities in foreign currencies	963
Total change in net unrealized appreciation (depreciation)		43,879,670
Net gain (loss)		119,657,870
Net increase (decrease) in net assets resulting from operations		$ 127,977,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,319,383	$ 12,305,487
Net realized gain (loss)	75,778,200	28,204,734
Change in net unrealized appreciation (depreciation)	43,879,670	90,407,220
Net increase (decrease) in net assets resulting from operations	127,977,253	130,917,441
Distributions to shareholders from net investment income	(3,583,233)	(10,455,612)
Distributions to shareholders from net realized gain	(13,496,836)	(14,704,906)
Total distributions	(17,080,069)	(25,160,518)
Share transactions Proceeds from sales of shares	257,849,709	336,546,113
Reinvestment of distributions	16,521,845	24,435,405
Cost of shares redeemed	(149,145,353)	(271,573,650)
Net increase (decrease) in net assets resulting from share transactions	125,226,201	89,407,868
Redemption fees	13,248	17,062
Total increase (decrease) in net assets	236,136,633	195,181,853

Net Assets
Beginning of period	911,064,211	715,882,358
End of period (including undistributed net investment income of $8,301,898 and undistributed net investment income of $3,565,748, respectively)	$ 1,147,200,844	$ 911,064,211
Other Information Shares
Sold	14,815,978	22,249,886
Issued in reinvestment of distributions	965,062	1,635,914
Redeemed	(8,490,932)	(18,109,515)
Net increase (decrease)	7,290,108	5,776,285

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 14.11	$ 12.74	$ 10.93	$ 7.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.13	.23	.15	.17	.14	.18
Net realized and unrealized gain (loss)	2.02	2.26	1.64	1.96	3.35	(2.91)
Total from investment operations	2.15	2.49	1.79	2.13	3.49	(2.73)
Distributions from net investment income	(.06)	(.20)	(.11)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.23)	(.27)	(.31)	(.19)	-	(.06)
Total distributions	(.29)	(.47)	(.42)	(.32)	(.16)	(.19)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.99	$ 16.13	$ 14.11	$ 12.74	$ 10.93	$ 7.60
Total Return B, C	13.39%	17.93%	14.34%	19.68%	46.05%	(26.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.89%	.94%	1.01%	1.00%
Expenses net of fee waivers, if any	.82% A	.85%	.89%	.94%	1.01%	1.00%
Expenses net of all reductions	.82% A	.84%	.88%	.94%	1.00%	.99%
Net investment income (loss)	1.53% A	1.54%	1.12%	1.42%	1.49%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147,201	$ 911,064	$ 715,882	$ 391,020	$ 235,535	$ 142,011
Portfolio turnover rate F	82% A	54%	73%	102%	221%	240%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, net operating losses, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Biotechnology Portfolio	$ 4,813,206,964	$ 2,320,513,439	$ (179,687,491)	$ 2,140,825,948
Health Care Portfolio	2,887,982,197	996,604,902	(46,914,079)	949,690,823
Medical Delivery Portfolio	528,575,917	190,868,354	(8,638,347)	182,230,007
Medical Equipment and Systems Portfolio	1,135,573,487	335,179,840	(22,509,485)	312,670,355
Pharmaceuticals Portfolio	939,681,049	264,904,342	(11,298,311)	253,606,031

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	2,595,213,071	952,177,160
Health Care Portfolio	1,836,847,573	1,492,353,071
Medical Delivery Portfolio	293,918,532	222,742,456
Medical Equipment and Systems Portfolio	478,144,028	585,701,083
Pharmaceuticals Portfolio	556,175,501	431,301,845

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.25%	.55%
Health Care Portfolio	.30%	.25%	.55%
Medical Delivery Portfolio	.30%	.25%	.55%
Medical Equipment and Systems Portfolio	.30%	.25%	.55%
Pharmaceuticals Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.18%
Health Care Portfolio	.18%
Medical Delivery Portfolio	.22%
Medical Equipment and Systems Portfolio	.21%
Pharmaceuticals Portfolio	.22%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 44,776
Health Care Portfolio	19,803
Medical Delivery Portfolio	6,725
Medical Equipment and Systems Portfolio	11,045
Pharmaceuticals Portfolio	10,032

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 24,675,278.31%		$ 3,859
Health Care Portfolio	Borrower	21,411,400.31%		928
Medical Equipment and Systems Portfolio	Borrower	4,216,143.34%		824

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$ 4,526
Health Care Portfolio	3,315
Medical Delivery Portfolio	661
Medical Equipment and Systems Portfolio	1,575
Pharmaceuticals Portfolio	1,102

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Semiannual Report

7. Security Lending - continued

Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

Security Lending Income From Securities Loaned to FCM
Biotechnology Portfolio	$ 488,040
Health Care Portfolio	762
Medical Delivery Portfolio	-
Medical Equipment and Systems Portfolio	14,426
Pharmaceuticals Portfolio	20,020

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Medical Equipment and Systems Portfolio	$ 3,736,429.62%		$ 449

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$ 33,507	$ 162
Health Care Portfolio	96,784	71
Medical Delivery Portfolio	2,957	-
Medical Equipment and Systems Portfolio	24,153	130
Pharmaceuticals Portfolio	10,464	-

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Biotechnology Portfolio	$ 7,228
Health Care Portfolio	3,223
Medical Delivery Portfolio	1,140
Medical Equipment and Systems Portfolio	2,060
Pharmaceuticals Portfolio	1,661

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 13% and 11% of the total outstanding shares of Medical Delivery Portfolio and Pharmaceuticals Portfolio, respectively. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of Pharmaceuticals Portfolio.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
Ned C. Lautenbach	# of Votes	% of Votes
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Biotechnology Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,917,591,427.36	82.875
Against	90,485,094.37	3.911
Abstain	109,316,716.42	4.724
Broker Non-Vote	196,464,993.92	8.490
TOTAL	2,313,858,232.07	100.000
PROPOSAL 2
To approve a management contract between Health Care Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,460,650,205.11	84.271
Against	76,898,841.85	4.437
Abstain	81,074,186.19	4.678
Broker Non-Vote	114,656,341.99	6.614
TOTAL	1,733,279,575.14	100.000
PROPOSAL 2
To approve a management contract between Medical Delivery Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	275,454,099.41	81.076
Against	21,222,859.35	6.247
Abstain	17,673,349.76	5.201
Broker Non-Vote	25,401,237.10	7.476
TOTAL	339,751,545.62	100.000
PROPOSAL 2
To approve a management contract between Medical Equipment and Systems Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	728,940,682.79	83.162
Against	40,979,331.94	4.676
Abstain	41,151,779.55	4.694
Broker Non-Vote	65,463,633.82	7.468
TOTAL	876,535,428.10	100.000
PROPOSAL 2
To approve a management contract between Pharmaceuticals Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	565,353,301.03	87.294
Against	22,581,218.88	3.486
Abstain	33,737,635.92	5.209
Broker Non-Vote	25,977,276.62	4.011
TOTAL	647,649,432.45	100.000
PROPOSAL 3

For Biotechnology Portfolio, a shareholder proposal requesting that the Board of Trustees institute "Procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity."B

	# of Votes	% of Votes
Affirmative	635,809,560.17	27.479
Against	1,334,478,969.56	57.674
Abstain	147,104,708.43	6.357
Broker Non-Vote	196,464,993.91	8.490
TOTAL	2,313,858,232.07	100.000
PROPOSAL 3

For Health Care Portfolio, a shareholder proposal requesting that the Board of Trustees institute "Procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity."B

	# of Votes	% of Votes
Affirmative	490,742,239.31	28.313
Against	1,012,893,839.67	58.438
Abstain	114,987,153.96	6.635
Broker Non-Vote	114,656,342.20	6.614
TOTAL	1,733,279,575.14	100.000
A Denotes trust-wide proposal and voting results.
B Proposal was not approved by shareholders.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELHC-USAN-1013
1.813643.108

Fidelity®

Select Portfolios®

Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Communications Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Computers Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Electronics Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
IT Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Software and Computer Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Technology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Communications Equipment Portfolio	.97%
Actual		$ 1,000.00	$ 1,079.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.32	$ 4.94
Computers Portfolio	.83%
Actual		$ 1,000.00	$ 1,111.40	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Electronics Portfolio	.84%
Actual		$ 1,000.00	$ 1,118.10	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
IT Services Portfolio	.84%
Actual		$ 1,000.00	$ 1,158.30	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Software and Computer Services Portfolio	.80%
Actual		$ 1,000.00	$ 1,159.50	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Technology Portfolio	.81%
Actual		$ 1,000.00	$ 1,113.20	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	20.9	15.3
QUALCOMM, Inc.	15.6	14.8
Juniper Networks, Inc.	5.2	5.6
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.4	5.6
F5 Networks, Inc.	4.3	2.5
Alcatel-Lucent SA sponsored ADR	3.0	2.2
Motorola Solutions, Inc.	3.0	3.6
Nokia Corp. sponsored ADR	2.9	1.7
Polycom, Inc.	2.4	2.3
Riverbed Technology, Inc.	2.3	2.1
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Communications Equipment	81.8%
Semiconductors & Semiconductor Equipment	2.9%
Computers & Peripherals	2.7%
IT Services	1.7%
Electronic Equipment & Components	1.5%
All Others*	9.4%

As of February 28, 2013
Communications Equipment	82.6%
Semiconductors & Semiconductor Equipment	3.8%
Electronic Equipment & Components	3.7%
Computers & Peripherals	2.3%
IT Services	1.6%
All Others*	6.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 81.8%
Communications Equipment - 81.8%
ADTRAN, Inc.	142,700	$ 3,441,924
ADVA AG Optical Networking (a)	308,821	1,597,920
Alcatel-Lucent SA sponsored ADR (a)(d)	3,731,143	9,626,349
Anaren, Inc. (a)	146,400	3,598,512
Aruba Networks, Inc. (a)	357,423	5,943,944
BlackBerry Ltd. (a)(d)	603,200	6,104,386
Brocade Communications Systems, Inc. (a)	808,841	5,985,423
Cisco Systems, Inc.	2,853,976	66,526,183
Comtech Telecommunications Corp.	87,800	2,104,566
F5 Networks, Inc. (a)	165,935	13,835,660
Finisar Corp. (a)	221,452	4,533,122
Infinera Corp. (a)(d)	269,600	2,499,192
InterDigital, Inc.	51,000	1,812,540
Juniper Networks, Inc. (a)	879,912	16,630,337
Motorola Solutions, Inc.	167,981	9,408,616
NETGEAR, Inc. (a)	200,350	5,798,129
Nokia Corp. sponsored ADR (a)(d)	2,330,730	9,089,847
Plantronics, Inc.	48,550	2,097,360
Polycom, Inc. (a)	782,863	7,773,830
QUALCOMM, Inc.	748,719	49,625,095
Radware Ltd. (a)	195,200	2,783,552
Riverbed Technology, Inc. (a)	471,842	7,285,240
Sonus Networks, Inc. (a)	808,200	2,788,290
Spirent Communications PLC	634,700	1,236,378
Symmetricom, Inc. (a)	419,000	2,036,340
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,203,080	14,172,282
Wi-Lan, Inc. (d)	597,800	1,952,371
		260,287,388
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 2.7%
Apple, Inc.	13,200	6,429,060
Super Micro Computer, Inc. (a)	164,000	2,105,760
		8,534,820
ELECTRONIC EQUIPMENT & COMPONENTS - 1.5%
Electronic Manufacturing Services - 1.0%
Fabrinet (a)	39,100	545,836
TE Connectivity Ltd.	50,800	2,489,200
		3,035,036
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	37,800	1,754,676
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,789,712
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	72,200	1,170,362

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Google, Inc. Class A (a)	5,100	$ 4,319,190
IT SERVICES - 1.7%
IT Consulting & Other Services - 1.7%
Amdocs Ltd.	146,400	5,396,304
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Altera Corp.	151,100	5,314,187
Broadcom Corp. Class A	125,800	3,177,708
Skyworks Solutions, Inc. (a)	33,700	854,632
		9,346,527
SOFTWARE - 0.4%
Systems Software - 0.4%
Allot Communications Ltd. (a)	35,500	433,100
Rovi Corp. (a)	41,100	736,923
		1,170,023
TOTAL COMMON STOCKS (Cost $291,143,708)		295,014,326
Money Market Funds - 15.8%

Fidelity Cash Central Fund, 0.10% (b)	21,628,179	21,628,179
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,836,395	28,836,395
TOTAL MONEY MARKET FUNDS (Cost $50,464,574)		50,464,574
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $341,608,282)		345,478,900
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(27,123,960)
NET ASSETS - 100%		$ 318,354,940
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,418
Fidelity Securities Lending Cash Central Fund	261,772
Total	$ 267,190
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.5%
Sweden	4.4%
France	3.0%
Finland	2.9%
Canada	2.5%
Bailiwick of Guernsey	1.7%
Israel	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,823,670) - See accompanying schedule: Unaffiliated issuers (cost $291,143,708)	$ 295,014,326
Fidelity Central Funds (cost $50,464,574)	50,464,574
Total Investments (cost $341,608,282)		$ 345,478,900
Cash		4,317
Receivable for fund shares sold		2,155,166
Dividends receivable		321,094
Distributions receivable from Fidelity Central Funds		24,616
Prepaid expenses		3,338
Receivable from investment adviser for expense reductions		76
Other receivables		2,900
Total assets		347,990,407

Liabilities
Payable for investments purchased	$ 277,741
Payable for fund shares redeemed	279,607
Accrued management fee	144,954
Other affiliated payables	75,783
Other payables and accrued expenses	20,987
Collateral on securities loaned, at value	28,836,395
Total liabilities		29,635,467

Net Assets		$ 318,354,940
Net Assets consist of:
Paid in capital		$ 346,957,633
Undistributed net investment income		1,102,213
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,575,588)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,870,682
Net Assets, for 12,126,043 shares outstanding		$ 318,354,940
Net Asset Value, offering price and redemption price per share ($318,354,940 ÷ 12,126,043 shares)		$ 26.25

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,512,538
Income from Fidelity Central Funds (including $261,772 from security lending)		267,190
Total income		2,779,728

Expenses
Management fee	$ 818,863
Transfer agent fees	400,344
Accounting and security lending fees	61,041
Custodian fees and expenses	110,920
Independent trustees' compensation	1,688
Registration fees	18,501
Audit	17,852
Legal	1,579
Miscellaneous	985
Total expenses before reductions	1,431,773
Expense reductions	(8,378)	1,423,395
Net investment income (loss)		1,356,333
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,180,489
Foreign currency transactions	(1,734)
Total net realized gain (loss)		13,178,755
Change in net unrealized appreciation (depreciation) on: Investment securities	5,704,433
Assets and liabilities in foreign currencies	95
Total change in net unrealized appreciation (depreciation)		5,704,528
Net gain (loss)		18,883,283
Net increase (decrease) in net assets resulting from operations		$ 20,239,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,356,333	$ 1,607,121
Net realized gain (loss)	13,178,755	16,260,891
Change in net unrealized appreciation (depreciation)	5,704,528	(20,632,050)
Net increase (decrease) in net assets resulting from operations	20,239,616	(2,764,038)
Distributions to shareholders from net investment income	-	(1,920,292)
Distributions to shareholders from return of capital	-	(253,959)
Total Distributions	-	(2,174,251)
Share transactions Proceeds from sales of shares	70,145,366	167,243,187
Reinvestment of distributions	-	2,090,968
Cost of shares redeemed	(88,044,046)	(180,990,018)
Net increase (decrease) in net assets resulting from share transactions	(17,898,680)	(11,655,863)
Redemption fees	1,669	8,319
Total increase (decrease) in net assets	2,342,605	(16,585,833)
Net Assets
Beginning of period	316,012,335	332,598,168
End of period (including undistributed net investment income of $1,102,213 and distributions in excess of net investment income of $161, respectively)	$ 318,354,940	$ 316,012,335
Other Information Shares
Sold	2,658,192	7,302,222
Issued in reinvestment of distributions	-	91,852
Redeemed	(3,528,853)	(7,970,510)
Net increase (decrease)	(870,661)	(576,436)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.31	$ 24.50	$ 29.60	$ 20.79	$ 10.72	$ 19.50
Income from Investment Operations
Net investment income (loss) D	.12	.14 G,L	.03	(.10)	(.07) H	.04
Net realized and unrealized gain (loss)	1.82	(.14) L	(5.10)	8.91	10.20	(8.77)
Total from investment operations	1.94	-	(5.07)	8.81	10.13	(8.73)
Distributions from net investment income	-	(.17)	(.03)	-	(.06)	(.05)
Distributions from return of capital	-	(.02)	-	-	-	-
Total distributions	-	(.19)	(.03)	-	(.06)	(.05)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 26.25	$ 24.31	$ 24.50	$ 29.60	$ 20.79	$ 10.72
Total Return B,C	7.98%	.07% L	(17.13)%	42.38%	94.47%	(44.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.97% A	.93%	.90%	.91%	.97%	.95%
Expenses net of fee waivers, if any	.97% A	.93%	.90%	.91%	.97%	.95%
Expenses net of all reductions	.96% A	.89%	.89%	.90%	.95%	.94%
Net investment income (loss)	.92% A	.61% G	.12%	(.43)%	(.41)% H	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 318,355	$ 316,012	$ 332,598	$ 586,795	$ 336,910	$ 125,918
Portfolio turnover rate F	43% A	54%	91%	85%	143%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been (.19)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	19.6	14.7
IBM Corp.	12.1	14.1
Hewlett-Packard Co.	7.9	10.8
EMC Corp.	7.4	6.1
NetApp, Inc.	4.9	4.4
Dell, Inc.	4.7	5.0
Western Digital Corp.	4.0	4.9
NCR Corp.	3.8	0.9
Teradata Corp.	3.6	3.6
SanDisk Corp.	3.5	4.9
	71.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Computers & Peripherals	79.4%
IT Services	15.7%
Internet Software & Services	1.7%
Electronic Equipment & Components	1.1%
Communications Equipment	0.1%
All Others*	2.0%

As of February 28, 2013
Computers & Peripherals	74.2%
IT Services	17.7%
Semiconductors & Semiconductor Equipment	3.2%
Internet Software & Services	1.6%
Electronic Equipment & Components	0.5%
All Others*	2.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Computers Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
QUALCOMM, Inc.	10,400	$ 689,312
COMPUTERS & PERIPHERALS - 79.4%
Computer Hardware - 44.4%
3D Systems Corp. (a)(d)	193,300	9,935,620
Apple, Inc.	290,064	141,275,671
Avid Technology, Inc. (a)	812,200	4,377,758
Cray, Inc. (a)	707,400	17,303,004
Dell, Inc.	2,430,507	33,468,081
Diebold, Inc.	446,700	12,632,676
Hewlett-Packard Co.	2,559,905	57,188,278
NCR Corp. (a)	775,200	27,581,616
Silicon Graphics International Corp. (a)(d)	400,400	5,901,896
Super Micro Computer, Inc. (a)	766,200	9,838,008
		319,502,608
Computer Storage & Peripherals - 35.0%
Datalink Corp. (a)	614,200	8,052,162
Electronics for Imaging, Inc. (a)	654,115	19,152,487
EMC Corp.	2,060,378	53,116,545
Fusion-io, Inc. (a)	383,700	4,101,753
Imation Corp. (a)	1,095,400	4,567,818
Intevac, Inc. (a)	878,690	5,263,353
Lexmark International, Inc. Class A (d)	435,000	14,859,600
NetApp, Inc.	854,960	35,515,038
QLogic Corp. (a)	1,086,500	11,506,035
Quantum Corp. (a)	5,126,600	7,382,304
SanDisk Corp.	458,400	25,294,512
Seagate Technology	654,000	25,061,280
Synaptics, Inc. (a)	189,000	7,306,740
Western Digital Corp.	458,684	28,438,408
Xyratex Ltd.	173,300	1,764,194
		251,382,229
TOTAL COMPUTERS & PERIPHERALS		570,884,837
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Electronic Components - 0.5%
InvenSense, Inc. (a)(d)	207,600	3,709,812
Electronic Manufacturing Services - 0.6%
Fabrinet (a)	24,276	338,893
Jabil Circuit, Inc.	178,600	4,075,652
		4,414,545
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,124,357

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	14,300	$ 12,110,670
IT SERVICES - 15.7%
IT Consulting & Other Services - 15.7%
IBM Corp.	476,248	86,805,723
Teradata Corp. (a)	445,757	26,103,530
		112,909,253
TOTAL COMMON STOCKS (Cost $623,722,867)		704,718,429
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.10% (b)	14,694,757	14,694,757
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,225,575	17,225,575
TOTAL MONEY MARKET FUNDS (Cost $31,920,332)		31,920,332
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $655,643,199)		736,638,761
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(17,590,842)
NET ASSETS - 100%		$ 719,047,919
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,268
Fidelity Securities Lending Cash Central Fund	184,568
Total	$ 190,836
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Novatel Wireless, Inc.	$ 3,909,971	$ 201,181	$ 4,157,799	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,437,941) - See accompanying schedule: Unaffiliated issuers (cost $623,722,867)	$ 704,718,429
Fidelity Central Funds (cost $31,920,332)	31,920,332
Total Investments (cost $655,643,199)		$ 736,638,761
Cash		10,691
Receivable for investments sold		133,815
Receivable for fund shares sold		140,692
Dividends receivable		704,653
Distributions receivable from Fidelity Central Funds		36,409
Prepaid expenses		7,621
Receivable from investment adviser for expense reductions		148
Other receivables		140,098
Total assets		737,812,888

Liabilities
Payable for investments purchased	$ 545,725
Payable for fund shares redeemed	496,213
Accrued management fee	329,422
Other affiliated payables	146,243
Other payables and accrued expenses	21,791
Collateral on securities loaned, at value	17,225,575
Total liabilities		18,764,969

Net Assets		$ 719,047,919
Net Assets consist of:
Paid in capital		$ 654,338,971
Undistributed net investment income		3,213,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,409,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		80,904,855
Net Assets, for 10,827,520 shares outstanding		$ 719,047,919
Net Asset Value, offering price and redemption price per share ($719,047,919 ÷ 10,827,520 shares)		$ 66.41

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,922,350
Interest		1,755
Income from Fidelity Central Funds		190,836
Total income		6,114,941

Expenses
Management fee	$ 1,926,342
Transfer agent fees	766,295
Accounting and security lending fees	126,195
Custodian fees and expenses	12,692
Independent trustees' compensation	3,930
Registration fees	24,359
Audit	20,123
Legal	1,508
Interest	371
Miscellaneous	14,168
Total expenses before reductions	2,895,983
Expense reductions	(768)	2,895,215
Net investment income (loss)		3,219,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,852,427
Other affiliated issuers	(222,576)
Foreign currency transactions	(53,840)
Total net realized gain (loss)		18,576,011
Change in net unrealized appreciation (depreciation) on: Investment securities	48,833,834
Assets and liabilities in foreign currencies	(27,962)
Total change in net unrealized appreciation (depreciation)		48,805,872
Net gain (loss)		67,381,883
Net increase (decrease) in net assets resulting from operations		$ 70,601,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,219,726	$ 2,193,502
Net realized gain (loss)	18,576,011	71,793,949
Change in net unrealized appreciation (depreciation)	48,805,872	(84,879,582)
Net increase (decrease) in net assets resulting from operations	70,601,609	(10,892,131)
Distributions to shareholders from net investment income	(422,023)	(1,409,664)
Distributions to shareholders from net realized gain	(50,138,396)	-
Total distributions	(50,560,419)	(1,409,664)
Share transactions Proceeds from sales of shares	105,554,361	291,353,775
Reinvestment of distributions	49,290,856	1,367,084
Cost of shares redeemed	(142,956,187)	(352,076,506)
Net increase (decrease) in net assets resulting from share transactions	11,889,030	(59,355,647)
Redemption fees	13,167	48,976
Total increase (decrease) in net assets	31,943,387	(71,608,466)

Net Assets
Beginning of period	687,104,532	758,712,998
End of period (including undistributed net investment income of $3,213,944 and undistributed net investment income of $416,241, respectively)	$ 719,047,919	$ 687,104,532
Other Information Shares
Sold	1,572,327	4,507,134
Issued in reinvestment of distributions	798,362	22,287
Redeemed	(2,194,245)	(5,570,165)
Net increase (decrease)	176,444	(1,040,744)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 64.51	$ 64.89	$ 59.80	$ 43.59	$ 23.44	$ 40.26
Income from Investment Operations
Net investment income (loss) D	.30	.18	(.18)	(.25)	(.07)	(.02)
Net realized and unrealized gain (loss)	6.51	(.43)	5.27	16.46	20.22	(16.80)
Total from investment operations	6.81	(.25)	5.09	16.21	20.15	(16.82)
Distributions from net investment income	(.04)	(.13)	-	-	-	-
Distributions from net realized gain	(4.87)	-	-	-	-	-
Total distributions	(4.91)	(.13)	-	-	-	-
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 66.41	$ 64.51	$ 64.89	$ 59.80	$ 43.59	$ 23.44
Total Return B,C	11.14%	(.38)%	8.51%	37.19%	85.96%	(41.78)%
Ratios to Average Net Assets E,G
Expenses before reductions	.83% A	.85%	.86%	.89%	.95%	.92%
Expenses net of fee waivers, if any	.83% A	.85%	.86%	.89%	.95%	.92%
Expenses net of all reductions	.83% A	.82%	.85%	.88%	.92%	.91%
Net investment income (loss)	.93% A	.29%	(.32)%	(.50)%	(.18)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 719,048	$ 687,105	$ 758,713	$ 609,487	$ 502,708	$ 207,163
Portfolio turnover rate F	37% A	184%	193%	141%	269%	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	13.0	6.7
Broadcom Corp. Class A	8.8	10.7
Altera Corp.	4.6	8.1
QUALCOMM, Inc.	4.4	1.7
Maxim Integrated Products, Inc.	4.2	0.0
Intersil Corp. Class A	4.2	4.7
ON Semiconductor Corp.	4.1	2.8
Jabil Circuit, Inc.	4.0	2.5
Xilinx, Inc.	3.3	0.0
Texas Instruments, Inc.	3.0	1.9
	53.6
Top Industries (% of fund's net assets)
As of August 31, 2013
Semiconductors & Semiconductor Equipment	72.7%
Electronic Equipment & Components	8.8%
Communications Equipment	7.9%
Computers & Peripherals	3.4%
Internet Software & Services	1.1%
All Others*	6.1%

As of February 28, 2013
Semiconductors & Semiconductor Equipment	75.3%
Electronic Equipment & Components	11.0%
Computers & Peripherals	4.4%
Communications Equipment	3.8%
Software	0.8%
All Others*	4.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Electronics Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	136,333	2,981,603
COMMUNICATIONS EQUIPMENT - 7.9%
Communications Equipment - 7.9%
Aruba Networks, Inc. (a)	141,324	2,350,218
BlackBerry Ltd. (a)(d)	277,600	2,809,313
Cisco Systems, Inc.	179,327	4,180,112
Juniper Networks, Inc. (a)	418,521	7,910,047
NETGEAR, Inc. (a)	97,200	2,812,968
Polycom, Inc. (a)	258,242	2,564,343
QUALCOMM, Inc.	628,440	41,653,003
Radware Ltd. (a)	267,408	3,813,238
Riverbed Technology, Inc. (a)	392,200	6,055,568
		74,148,810
COMPUTERS & PERIPHERALS - 3.4%
Computer Hardware - 1.8%
Apple, Inc.	34,676	16,888,946
Computer Storage & Peripherals - 1.6%
EMC Corp.	399,200	10,291,376
Fusion-io, Inc. (a)(d)	269,095	2,876,626
SanDisk Corp.	34,100	1,881,638
		15,049,640
TOTAL COMPUTERS & PERIPHERALS		31,938,586
ELECTRONIC EQUIPMENT & COMPONENTS - 8.8%
Electronic Components - 1.3%
Aeroflex Holding Corp. (a)	1,588,579	11,151,825
Audience, Inc. (a)	74,900	783,454
Corning, Inc.	22,200	311,688
		12,246,967
Electronic Manufacturing Services - 6.2%
Flextronics International Ltd. (a)	388,823	3,491,631
Jabil Circuit, Inc.	1,643,123	37,496,067
Plexus Corp. (a)	18	589
TTM Technologies, Inc. (a)	1,790,491	17,081,284
		58,069,571

	Shares	Value
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	152,615	$ 7,084,388
Avnet, Inc.	125,930	4,855,861
		11,940,249
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		82,256,787
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
Demand Media, Inc. (a)	459,350	2,976,588
Google, Inc. Class A (a)	5,000	4,234,500
Rackspace Hosting, Inc. (a)	42,500	1,904,850
Velti PLC (a)(d)	2,031,650	711,078
		9,827,016
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
VeriFone Systems, Inc. (a)	230,897	4,576,379
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 71.3%
Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. (a)(d)	502,710	3,247,507
Lam Research Corp. (a)	20,400	952,068
LTX-Credence Corp. (a)	255,000	1,035,300
Teradyne, Inc. (a)(d)	154,200	2,366,970
		7,601,845
Semiconductors - 70.5%
Advanced Micro Devices, Inc. (a)(d)	1,815,111	5,935,413
Altera Corp.	1,225,246	43,091,902
Analog Devices, Inc.	523,739	24,238,641
ARM Holdings PLC sponsored ADR	17	689
Avago Technologies Ltd.	720,033	27,728,471
Broadcom Corp. Class A	3,268,521	82,562,840
Cypress Semiconductor Corp. (d)	606,300	6,863,316
Entropic Communications, Inc. (a)	690,352	2,885,671
EZchip Semiconductor Ltd. (a)	75,414	2,149,299
Freescale Semiconductor Holdings I Ltd. (a)(d)	628,745	9,003,628
Inphi Corp. (a)	420,381	5,347,246
Intel Corp.	5,525,832	121,457,786
Intermolecular, Inc. (a)	379,690	2,274,343
Intersil Corp. Class A	3,788,596	39,287,741
LSI Corp.	1,894,191	14,035,955
M/A-COM Technology Solutions, Inc. (a)	80,292	1,313,577
Marvell Technology Group Ltd.	1,233,456	14,937,152
Maxim Integrated Products, Inc.	1,419,657	39,530,349
MediaTek, Inc.	219,000	2,685,097
Micron Technology, Inc. (a)	1,714,668	23,268,045
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	1,538,606	22,694,439
NXP Semiconductors NV (a)	174,701	6,493,636
O2Micro International Ltd. sponsored ADR (a)	581,478	1,773,508
Omnivision Technologies, Inc. (a)	404,454	6,248,814
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
ON Semiconductor Corp. (a)	5,293,677	$ 38,326,221
PMC-Sierra, Inc. (a)	3,048,533	18,992,361
RDA Microelectronics, Inc. sponsored ADR	260,648	2,971,387
Samsung Electronics Co. Ltd.	5,500	6,778,259
Skyworks Solutions, Inc. (a)	1,047,899	26,574,719
Spansion, Inc. Class A (a)	216,080	2,240,750
Texas Instruments, Inc.	725,958	27,731,596
Xilinx, Inc.	720,250	31,273,255
		660,696,107
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		668,297,952
SOFTWARE - 0.6%
Application Software - 0.4%
Nuance Communications, Inc. (a)	182,237	3,478,904
Systems Software - 0.2%
Allot Communications Ltd. (a)	166,820	2,035,204
Check Point Software Technologies Ltd. (a)	400	22,428
		2,057,632
TOTAL SOFTWARE		5,536,536
TOTAL COMMON STOCKS (Cost $978,831,276)		879,563,672
Convertible Bonds - 1.4%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Semiconductors - 1.4%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 1,970,000	2,729,681

	Principal Amount	Value
1.875% 8/1/31	$ 5,680,000	$ 8,470,300
3.125% 5/1/32	1,180,000	1,792,125
(Cost $8,351,016)		12,992,106
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	44,020,929	44,020,929
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	23,528,819	23,528,819
TOTAL MONEY MARKET FUNDS (Cost $67,549,748)		67,549,748
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,054,732,040)		960,105,526
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(23,328,038)
NET ASSETS - 100%		$ 936,777,488
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,729,681 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,406
Fidelity Securities Lending Cash Central Fund	99,926
Total	$ 123,332
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 879,563,672	$ 879,563,669	$ 3	$ -
Convertible Bonds	12,992,106	-	12,992,106	-
Money Market Funds	67,549,748	67,549,748	-	-
Total Investments in Securities:	$ 960,105,526	$ 947,113,417	$ 12,992,109	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,809,998) - See accompanying schedule: Unaffiliated issuers (cost $987,182,292)	$ 892,555,778
Fidelity Central Funds (cost $67,549,748)	67,549,748
Total Investments (cost $1,054,732,040)		$ 960,105,526
Cash		113,941
Receivable for investments sold		14,479,178
Receivable for fund shares sold		133,783
Dividends receivable		2,567,079
Interest receivable		22,589
Distributions receivable from Fidelity Central Funds		21,419
Prepaid expenses		10,207
Receivable from investment adviser for expense reductions		523
Other receivables		55,003
Total assets		977,509,248

Liabilities
Payable for investments purchased	$ 14,497,287
Payable for fund shares redeemed	1,992,615
Accrued management fee	434,980
Other affiliated payables	194,335
Other payables and accrued expenses	83,724
Collateral on securities loaned, at value	23,528,819
Total liabilities		40,731,760

Net Assets		$ 936,777,488
Net Assets consist of:
Paid in capital		$ 1,257,852,667
Undistributed net investment income		3,284,415
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,733,080)
Net unrealized appreciation (depreciation) on investments		(94,626,514)
Net Assets, for 16,819,048 shares outstanding		$ 936,777,488
Net Asset Value, offering price and redemption price per share ($936,777,488 ÷ 16,819,048 shares)		$ 55.70

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,841,898
Interest		199,386
Income from Fidelity Central Funds		123,332
Total income		7,164,616

Expenses
Management fee	$ 2,570,058
Transfer agent fees	1,034,973
Accounting and security lending fees	160,281
Custodian fees and expenses	58,840
Independent trustees' compensation	5,329
Appreciation in deferred trustee compensation account	47
Registration fees	21,446
Audit	20,195
Legal	3,047
Miscellaneous	6,502
Total expenses before reductions	3,880,718
Expense reductions	(37,769)	3,842,949
Net investment income (loss)		3,321,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,866,521
Foreign currency transactions	(16,591)
Total net realized gain (loss)		48,849,930
Change in net unrealized appreciation (depreciation) on: Investment securities	50,074,278
Assets and liabilities in foreign currencies	150
Total change in net unrealized appreciation (depreciation)		50,074,428
Net gain (loss)		98,924,358
Net increase (decrease) in net assets resulting from operations		$ 102,246,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,321,667	$ 3,458,443
Net realized gain (loss)	48,849,930	(20,311,745)
Change in net unrealized appreciation (depreciation)	50,074,428	(73,077,132)
Net increase (decrease) in net assets resulting from operations	102,246,025	(89,930,434)
Distributions to shareholders from net investment income	(36,352)	(2,800,318)
Share transactions Proceeds from sales of shares	77,495,993	181,948,250
Reinvestment of distributions	34,374	2,646,881
Cost of shares redeemed	(196,762,763)	(429,835,446)
Net increase (decrease) in net assets resulting from share transactions	(119,232,396)	(245,240,315)
Redemption fees	16,134	14,064
Total increase (decrease) in net assets	(17,006,589)	(337,957,003)

Net Assets
Beginning of period	953,784,077	1,291,741,080
End of period (including undistributed net investment income of $3,284,415 and distributions in excess of net investment income of $900, respectively)	$ 936,777,488	$ 953,784,077
Other Information Shares
Sold	1,439,440	3,819,489
Issued in reinvestment of distributions	685	59,545
Redeemed	(3,766,022)	(8,974,424)
Net increase (decrease)	(2,325,897)	(5,095,390)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 53.29	$ 53.36	$ 39.66	$ 21.13	$ 37.17
Income from Investment Operations
Net investment income (loss) D	.19	.17	.01	.06	.31	.34
Net realized and unrealized gain (loss)	5.69	(3.49)	(.02)	13.75	18.57	(16.19)
Total from investment operations	5.88	(3.32)	(.01)	13.81	18.88	(15.85)
Distributions from net investment income	- I	(.15)	(.06)	(.11)	(.34)	(.19)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	- I	(.15)	(.06)	(.11)	(.35)	(.19)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 55.70	$ 49.82	$ 53.29	$ 53.36	$ 39.66	$ 21.13
Total Return B,C	11.81%	(6.20)%	(.01)%	34.87%	89.51%	(42.63)%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.84%	.84%	.86%	.92%	.89%
Expenses net of fee waivers, if any	.84% A	.84%	.84%	.86%	.92%	.89%
Expenses net of all reductions	.83% A	.82%	.83%	.86%	.91%	.88%
Net investment income (loss)	.72% A	.36%	.03%	.13%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 936,777	$ 953,784	$ 1,291,741	$ 1,387,264	$ 1,104,541	$ 563,453
Portfolio turnover rate F	197% A	118%	137%	101%	71%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	10.3	9.6
IBM Corp.	8.2	9.2
Accenture PLC Class A	6.2	5.1
MasterCard, Inc. Class A	5.0	6.1
Cognizant Technology Solutions Corp. Class A	4.4	7.6
EPAM Systems, Inc.	3.4	3.8
Virtusa Corp.	3.1	3.3
Fidelity National Information Services, Inc.	3.1	4.0
Computer Sciences Corp.	2.3	0.5
Vantiv, Inc.	2.1	2.2
	48.1
Top Industries (% of fund's net assets)
As of August 31, 2013
IT Services	84.6%
Software	4.5%
Computers & Peripherals	2.6%
Professional Services	2.5%
Internet Software & Services	2.1%
All Others*	3.7%

As of February 28, 2013
IT Services	87.5%
Software	4.5%
Internet Software & Services	2.9%
Professional Services	2.5%
Office Electronics	1.0%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

IT Services Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Office Services & Supplies - 0.7%
West Corp.	283,500	$ 6,200,145
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 1.6%
NCR Corp. (a)	390,600	13,897,548
Computer Storage & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	277,418	8,122,799
TOTAL COMPUTERS & PERIPHERALS		22,020,347
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	213,300	5,953,203
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
Demandware, Inc. (a)	75,720	3,186,298
Web.com Group, Inc. (a)	319,650	9,020,523
Xoom Corp. (d)	215,301	5,789,444
		17,996,265
IT SERVICES - 84.6%
Data Processing & Outsourced Services - 44.6%
Alliance Data Systems Corp. (a)(d)	68,748	13,453,984
Broadridge Financial Solutions, Inc.	7,800	232,128
Cardtronics, Inc. (a)	112,500	3,902,625
Cass Information Systems, Inc.	13,552	711,209
Computer Sciences Corp.	395,400	19,829,310
Convergys Corp.	60,900	1,073,667
CoreLogic, Inc. (a)	349,200	8,974,440
CSG Systems International, Inc.	564,500	13,288,330
Euronet Worldwide, Inc. (a)	373,900	12,843,465
EVERTEC, Inc.	521,200	12,441,044
ExlService Holdings, Inc. (a)	403,100	10,928,041
Fidelity National Information Services, Inc.	596,400	26,515,944
Fiserv, Inc. (a)	28,500	2,743,695
FleetCor Technologies, Inc. (a)	153,100	15,786,141
Genpact Ltd.	182,400	3,511,200
Global Payments, Inc.	180,800	8,615,120
Heartland Payment Systems, Inc. (d)	176,100	6,506,895
Jack Henry & Associates, Inc.	1,600	79,840
Lender Processing Services, Inc.	215,900	6,887,210
MasterCard, Inc. Class A	69,540	42,146,803
Maximus, Inc.	36,000	1,350,360
MoneyGram International, Inc. (a)	92,600	1,876,076
NeuStar, Inc. Class A (a)	84,400	4,265,576
Sykes Enterprises, Inc. (a)	54,300	924,729
Syntel, Inc.	154,800	11,125,476
Teletech Holdings, Inc. (a)	2,000	48,940
Total System Services, Inc.	391,100	10,821,737
Vantiv, Inc. (a)	671,900	17,744,879

	Shares	Value
VeriFone Systems, Inc. (a)	535,600	$ 10,615,592
Visa, Inc. Class A	501,612	87,491,164
WEX, Inc. (a)	89,100	7,130,673
WNS Holdings Ltd. sponsored ADR (a)	732,229	14,812,993
		378,679,286
IT Consulting & Other Services - 40.0%
Accenture PLC Class A	723,900	52,301,775
Acxiom Corp. (a)	190,800	4,747,104
Atos Origin SA (d)	107,062	7,952,215
Booz Allen Hamilton Holding Corp. Class A	186,600	3,774,918
CACI International, Inc. Class A (a)(d)	122,400	8,249,760
Camelot Information Systems, Inc. ADR (a)	805,344	1,449,619
Cap Gemini SA	146,100	8,001,777
CGI Group, Inc. Class A (sub. vtg.) (a)	296,800	9,848,248
Ciber, Inc. (a)	476,700	1,735,188
Cognizant Technology Solutions Corp. Class A (a)	508,666	37,285,218
Computer Task Group, Inc.	103,100	1,843,428
EPAM Systems, Inc. (a)	897,900	28,714,842
Forrester Research, Inc.	31,800	1,048,764
Gartner, Inc. Class A (a)	111,500	6,463,655
Groupe Steria SCA	141,000	2,120,693
IBM Corp.	384,350	70,055,475
IBS Group Holding Ltd. GDR (Reg. S)	286,646	6,970,761
iGate Corp. (a)	401,700	9,379,695
Luxoft Holding, Inc.	164,906	3,916,518
ManTech International Corp. Class A (d)	226,400	6,441,080
NCI, Inc. Class A (a)	199,300	1,074,227
Pactera Technology International Ltd. ADR	7,762	52,316
SAIC, Inc.	83,300	1,255,331
Sapient Corp. (a)	664,500	9,934,275
ServiceSource International, Inc. (a)	952,000	11,528,720
Teradata Corp. (a)	122,800	7,191,168
Unisys Corp. (a)	386,640	9,727,862
Virtusa Corp. (a)	1,016,812	26,762,492
		339,827,124
TOTAL IT SERVICES		718,506,410
OFFICE ELECTRONICS - 0.8%
Office Electronics - 0.8%
Xerox Corp.	648,200	6,469,036
PROFESSIONAL SERVICES - 2.5%
Human Resource & Employment Services - 0.2%
On Assignment, Inc. (a)	50,200	1,514,534
Research & Consulting Services - 2.3%
ICF International, Inc. (a)	246,700	8,113,963
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
IHS, Inc. Class A (a)	70,800	$ 7,586,220
Verisk Analytics, Inc. (a)	68,400	4,253,112
		19,953,295
TOTAL PROFESSIONAL SERVICES		21,467,829
SOFTWARE - 4.5%
Application Software - 2.1%
Bottomline Technologies, Inc. (a)	218,400	5,944,848
Descartes Systems Group, Inc. (a)	68,400	728,613
Diligent Board Member Services, Inc. (a)	571,675	2,071,997
Guidewire Software, Inc. (a)	193,100	8,874,876
Workday, Inc. Class A	1,400	101,542
Zensar Technologies Ltd. (a)	138,123	478,033
		18,199,909
Systems Software - 2.4%
Check Point Software Technologies Ltd. (a)	106,800	5,988,276
FleetMatics Group PLC	64,100	3,169,745
Oracle Corp.	340,800	10,857,888
		20,015,909
TOTAL SOFTWARE		38,215,818
TOTAL COMMON STOCKS (Cost $679,524,170)		836,829,053
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	19,092,453	$ 19,092,453
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	27,240,735	27,240,735
TOTAL MONEY MARKET FUNDS (Cost $46,333,188)		46,333,188
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $725,857,358)		883,162,241
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(33,198,634)
NET ASSETS - 100%		$ 849,963,607
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,770
Fidelity Securities Lending Cash Central Fund	32,623
Total	$ 40,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.9%
Ireland	6.6%
France	2.1%
Bailiwick of Jersey	1.7%
Puerto Rico	1.5%
Canada	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,218,517) - See accompanying schedule: Unaffiliated issuers (cost $679,524,170)	$ 836,829,053
Fidelity Central Funds (cost $46,333,188)	46,333,188
Total Investments (cost $725,857,358)		$ 883,162,241
Cash		2,946
Receivable for investments sold		667,869
Receivable for fund shares sold		2,355,112
Dividends receivable		756,664
Distributions receivable from Fidelity Central Funds		4,487
Prepaid expenses		8,718
Receivable from investment adviser for expense reductions		193
Other receivables		22,143
Total assets		886,980,373

Liabilities
Payable for investments purchased	$ 8,372,981
Payable for fund shares redeemed	821,459
Accrued management fee	387,543
Other affiliated payables	157,128
Other payables and accrued expenses	36,920
Collateral on securities loaned, at value	27,240,735
Total liabilities		37,016,766

Net Assets		$ 849,963,607
Net Assets consist of:
Paid in capital		$ 676,665,180
Accumulated net investment loss		(397,546)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		16,398,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,297,287
Net Assets, for 26,773,733 shares outstanding		$ 849,963,607
Net Asset Value, offering price and redemption price per share ($849,963,607 ÷ 26,773,733 shares)		$ 31.75

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,770,806
Income from Fidelity Central Funds		40,393
Total income		2,811,199

Expenses
Management fee	$ 1,828,536
Transfer agent fees	712,465
Accounting and security lending fees	121,344
Custodian fees and expenses	13,159
Independent trustees' compensation	3,576
Registration fees	65,604
Audit	27,889
Legal	342
Miscellaneous	1,955
Total expenses before reductions	2,774,870
Expense reductions	(7,616)	2,767,254
Net investment income (loss)		43,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,069,388
Foreign currency transactions	(5,600)
Total net realized gain (loss)		19,063,788
Change in net unrealized appreciation (depreciation) on: Investment securities	71,613,579
Assets and liabilities in foreign currencies	(4,088)
Total change in net unrealized appreciation (depreciation)		71,609,491
Net gain (loss)		90,673,279
Net increase (decrease) in net assets resulting from operations		$ 90,717,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,945	$ (309,883)
Net realized gain (loss)	19,063,788	2,191,917
Change in net unrealized appreciation (depreciation)	71,609,491	46,581,393
Net increase (decrease) in net assets resulting from operations	90,717,224	48,463,427
Distributions to shareholders from net realized gain	(2,500,424)	(4,164,408)
Share transactions Proceeds from sales of shares	394,784,264	265,908,531
Reinvestment of distributions	2,426,927	4,072,995
Cost of shares redeemed	(106,453,413)	(92,447,606)
Net increase (decrease) in net assets resulting from share transactions	290,757,778	177,533,920
Redemption fees	26,707	5,718
Total increase (decrease) in net assets	379,001,285	221,838,657

Net Assets
Beginning of period	470,962,322	249,123,665
End of period (including accumulated net investment loss of $397,546 and accumulated net investment loss of $441,491, respectively)	$ 849,963,607	$ 470,962,322
Other Information Shares
Sold	13,167,435	10,288,342
Issued in reinvestment of distributions	85,606	165,233
Redeemed	(3,586,273)	(3,828,491)
Net increase (decrease)	9,666,768	6,625,084

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.53	$ 23.77	$ 22.31	$ 17.08	$ 10.62	$ 14.77
Income from Investment Operations
Net investment income (loss) D	- J	(.02) G	(.05)	(.03)	(.05)	(.02)
Net realized and unrealized gain (loss)	4.34	4.08	1.86	5.26	6.51	(4.14)
Total from investment operations	4.34	4.06	1.81	5.23	6.46	(4.16)
Distributions from net realized gain	(.12)	(.30)	(.35)	-	-	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 31.75	$ 27.53	$ 23.77	$ 22.31	$ 17.08	$ 10.62
Total Return B,C	15.83%	17.22%	8.18%	30.62%	60.83%	(28.10)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.86%	.91%	.94%	.99%	1.00%
Expenses net of fee waivers, if any	.84% A	.86%	.91%	.94%	.99%	1.00%
Expenses net of all reductions	.84% A	.85%	.91%	.94%	.99%	1.00%
Net investment income (loss)	.01% A	(.09)% G	(.24)%	(.16)%	(.31)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 849,964	$ 470,962	$ 249,124	$ 131,972	$ 96,631	$ 48,039
Portfolio turnover rate F	73% A	107%	143%	156%	131%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	13.9	8.8
Google, Inc. Class A	11.9	11.5
IBM Corp.	8.8	5.2
Oracle Corp.	7.1	7.2
Facebook, Inc. Class A	5.6	0.9
Visa, Inc. Class A	3.0	3.8
MasterCard, Inc. Class A	2.8	3.1
salesforce.com, Inc.	2.7	3.0
WNS Holdings Ltd. sponsored ADR	2.2	0.7
Web.com Group, Inc.	2.2	1.7
	60.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Software	38.1%
IT Services	27.8%
Internet Software & Services	27.8%
Media	2.0%
Professional Services	1.5%
All Others*	2.8%

As of February 28, 2013
Software	44.2%
Internet Software & Services	26.0%
IT Services	23.6%
Media	1.6%
Electronic Equipment & Components	1.3%
All Others*	3.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 4,604,718
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Radware Ltd. (a)	235,000	3,351,100
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Cray, Inc. (a)	7	171
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	753,900	21,041,349
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Alternative Carriers - 1.1%
inContact, Inc. (a)(e)	3,337,956	27,137,582
INTERNET SOFTWARE & SERVICES - 27.8%
Internet Software & Services - 27.8%
Active Network, Inc. (a)(e)	5,574,644	54,631,511
Angie's List, Inc. (a)	502,556	10,533,574
Demand Media, Inc. (a)(d)	1,304,338	8,452,110
Demandware, Inc. (a)	312,750	13,160,520
E2open, Inc. (a)	88,500	1,790,355
Facebook, Inc. Class A (a)	3,355,800	138,527,424
Google, Inc. Class A (a)	350,600	296,923,140
IAC/InterActiveCorp	222,900	10,942,161
MercadoLibre, Inc. (d)	40,800	4,842,552
Rackspace Hosting, Inc. (a)	112,000	5,019,840
Responsys, Inc. (a)	1,512,447	21,703,614
SciQuest, Inc. (a)	953,554	19,833,923
SPS Commerce, Inc. (a)	36	2,244
Velti PLC (a)(d)	2,445,500	855,925
Web.com Group, Inc. (a)	1,952,800	55,108,016
Yahoo!, Inc. (a)	1,835,600	49,781,472
		692,108,381
IT SERVICES - 27.8%
Data Processing & Outsourced Services - 11.8%
Computer Sciences Corp.	79,600	3,991,940
ExlService Holdings, Inc. (a)	10,980	297,668
Fidelity National Information Services, Inc.	551,900	24,537,474
Fiserv, Inc. (a)	117,000	11,263,590
FleetCor Technologies, Inc. (a)	247,500	25,519,725
Global Payments, Inc.	21,500	1,024,475
MasterCard, Inc. Class A	116,200	70,426,496
The Western Union Co.	675,500	11,841,515
Total System Services, Inc.	130,100	3,599,867
Vantiv, Inc. (a)	182,500	4,819,825
Visa, Inc. Class A	427,200	74,512,224

	Shares	Value
WEX, Inc. (a)	76,800	$ 6,146,304
WNS Holdings Ltd. sponsored ADR (a)(e)	2,759,774	55,830,228
		293,811,331
IT Consulting & Other Services - 16.0%
Accenture PLC Class A	380,700	27,505,575
Amdocs Ltd.	305,100	11,245,986
Camelot Information Systems, Inc. ADR (a)	1,577,937	2,840,287
Cognizant Technology Solutions Corp. Class A (a)	726,500	53,252,450
EPAM Systems, Inc. (a)	960,086	30,703,550
HCL Technologies Ltd.	1	16
IBM Corp.	1,200,389	218,794,903
Lionbridge Technologies, Inc. (a)(e)	6,154,175	21,601,154
Sapient Corp. (a)	908,000	13,574,600
Teradata Corp. (a)	130,300	7,630,368
Unisys Corp. (a)	184,300	4,636,988
Virtusa Corp. (a)	309,105	8,135,644
		399,921,521
TOTAL IT SERVICES		693,732,852
MEDIA - 2.0%
Advertising - 2.0%
MDC Partners, Inc. Class A (sub. vtg.) (e)	2,274,308	50,899,004
PROFESSIONAL SERVICES - 1.5%
Research & Consulting Services - 1.5%
ICF International, Inc. (a)(e)	1,156,241	38,028,766
SOFTWARE - 38.1%
Application Software - 12.8%
Actuate Corp. (a)	245,000	1,702,750
Adobe Systems, Inc. (a)	1,020,400	46,683,300
Aspen Technology, Inc. (a)	162,215	5,422,847
Callidus Software, Inc. (a)	1,225,667	9,425,379
Citrix Systems, Inc. (a)	198,400	14,040,768
Compuware Corp.	3,446,800	36,777,356
Comverse, Inc. (e)	1,323,200	40,026,800
Descartes Systems Group, Inc. (a)	1,085,500	11,563,002
Guidewire Software, Inc. (a)	198,200	9,109,272
Informatica Corp. (a)	126,900	4,539,213
Interactive Intelligence Group, Inc. (a)	170,000	10,013,000
Intuit, Inc.	139,000	8,830,670
Jive Software, Inc. (a)(d)	634,400	7,860,216
Kingdee International Software Group Co. Ltd. (a)	13,170,000	4,025,160
Nuance Communications, Inc. (a)	350,000	6,681,500
Parametric Technology Corp. (a)	172,700	4,502,289
QLIK Technologies, Inc. (a)	164,400	5,390,676
salesforce.com, Inc. (a)	1,389,026	68,242,847
SolarWinds, Inc. (a)	346,500	12,629,925
Synchronoss Technologies, Inc. (a)	62,932	2,163,602
TIBCO Software, Inc. (a)	200,000	4,508,000
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
TiVo, Inc. (a)	267,100	$ 3,117,057
Workday, Inc. Class A	19,900	1,443,347
		318,698,976
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	292,000	4,765,440
Electronic Arts, Inc. (a)	1,749,500	46,606,680
		51,372,120
Systems Software - 23.3%
FleetMatics Group PLC	22,900	1,132,405
Microsoft Corp.	10,357,000	345,923,802
Oracle Corp.	5,574,600	177,606,756
Qualys, Inc.	1,164,749	23,283,333
Red Hat, Inc. (a)	359,800	18,177,096
Rovi Corp. (a)	150,000	2,689,500
Symantec Corp.	283,000	7,247,630
VMware, Inc. Class A (a)	56,400	4,746,060
		580,806,582
TOTAL SOFTWARE		950,877,678
TOTAL COMMON STOCKS (Cost $1,972,506,774)		2,481,781,601
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,356,664	$ 1,356,664
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,353,575	7,353,575
TOTAL MONEY MARKET FUNDS (Cost $8,710,239)		8,710,239
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,981,217,013)		2,490,491,840
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,212,684
NET ASSETS - 100%		$ 2,494,704,524
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,901
Fidelity Securities Lending Cash Central Fund	314,909
Total	$ 324,810
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 27,734,470	$ -	$ 1,601,696	$ -	$ 54,631,511
Callidus Software, Inc.	10,334,151	-	7,570,621	-	-
Camelot Information Systems, Inc. ADR	3,705,183	-	1,237,609	-	-
Comverse, Inc.	36,689,664	-	300,007	-	40,026,800
ICF International, Inc.	-	32,658,029	-	-	38,028,766
inContact, Inc.	22,664,721	-	-	-	27,137,582
Lionbridge Technologies, Inc.	23,508,949	-	-	-	21,601,154
MDC Partners, Inc. Class A (sub. vtg.)	31,271,740	-	-	869,923	50,899,004
Responsys, Inc.	16,557,994	3,924,516	14,497,552	-	-
Web.com Group, Inc.	35,488,841	12,981,577	25,556,044	-	-
WNS Holdings Ltd. sponsored ADR	14,530,630	28,329,259	-	-	55,830,228
Total	$ 222,486,343	$ 77,893,381	$ 50,763,529	$ 869,923	$ 288,155,045
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,666,838) - See accompanying schedule: Unaffiliated issuers (cost $1,738,653,179)	$ 2,249,456,784
Fidelity Central Funds (cost $8,710,239)	8,710,239
Other affiliated issuers (cost $233,853,595)	232,324,817
Total Investments (cost $1,981,217,013)		$ 2,490,491,840
Receivable for investments sold		10,365,319
Receivable for fund shares sold		2,734,250
Dividends receivable		3,109,298
Distributions receivable from Fidelity Central Funds		70,363
Prepaid expenses		27,096
Receivable from investment adviser for expense reductions		443
Other receivables		143,931
Total assets		2,506,942,540

Liabilities
Payable for investments purchased	$ 1,849,665
Payable for fund shares redeemed	1,375,393
Accrued management fee	1,156,091
Other affiliated payables	455,566
Other payables and accrued expenses	47,726
Collateral on securities loaned, at value	7,353,575
Total liabilities		12,238,016

Net Assets		$ 2,494,704,524
Net Assets consist of:
Paid in capital		$ 1,867,612,544
Accumulated net investment loss		(15,697,206)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		133,589,730
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		509,199,456
Net Assets, for 24,459,051 shares outstanding		$ 2,494,704,524
Net Asset Value, offering price and redemption price per share ($2,494,704,524 ÷ 24,459,051 shares)		$ 102.00

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends (including $869,923 earned from other affiliated issuers)		$ 9,147,172
Interest		11
Income from Fidelity Central Funds		324,810
Total income		9,471,993

Expenses
Management fee	$ 6,276,953
Transfer agent fees	2,267,399
Accounting and security lending fees	342,661
Custodian fees and expenses	20,724
Independent trustees' compensation	12,626
Registration fees	66,347
Audit	27,246
Legal	2,308
Interest	2,197
Miscellaneous	11,754
Total expenses before reductions	9,030,215
Expense reductions	(53,406)	8,976,809
Net investment income (loss)		495,184
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	133,848,132
Other affiliated issuers	10,043,167
Foreign currency transactions	1,983
Total net realized gain (loss)		143,893,282
Change in net unrealized appreciation (depreciation) on: Investment securities	184,246,001
Assets and liabilities in foreign currencies	(25,856)
Total change in net unrealized appreciation (depreciation)		184,220,145
Net gain (loss)		328,113,427
Net increase (decrease) in net assets resulting from operations		$ 328,608,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 495,184	$ 819,296
Net realized gain (loss)	143,893,282	86,951,646
Change in net unrealized appreciation (depreciation)	184,220,145	70,764,870
Net increase (decrease) in net assets resulting from operations	328,608,611	158,535,812
Distributions to shareholders from net investment income	-	(16,945,649)
Distributions to shareholders from net realized gain	-	(174,938,304)
Total distributions	-	(191,883,953)
Share transactions Proceeds from sales of shares	375,394,968	745,604,994
Reinvestment of distributions	-	185,033,890
Cost of shares redeemed	(237,054,314)	(491,235,474)
Net increase (decrease) in net assets resulting from share transactions	138,340,654	439,403,410
Redemption fees	24,286	60,186
Total increase (decrease) in net assets	466,973,551	406,115,455

Net Assets
Beginning of period	2,027,730,973	1,621,615,518
End of period (including accumulated net investment loss of $15,697,206 and accumulated net investment loss of $16,192,390, respectively)	$ 2,494,704,524	$ 2,027,730,973
Other Information Shares
Sold	3,897,472	8,589,526
Issued in reinvestment of distributions	-	2,198,587
Redeemed	(2,489,487)	(5,763,915)
Net increase (decrease)	1,407,985	5,024,198

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 87.97	$ 89.96	$ 91.63	$ 72.29	$ 44.38	$ 66.77
Income from Investment Operations
Net investment income (loss) D	.02	.04	(.06)	(.11)	(.04)	(.07)
Net realized and unrealized gain (loss)	14.01	7.25	10.39	22.28	27.95	(22.32)
Total from investment operations	14.03	7.29	10.33	22.17	27.91	(22.39)
Distributions from net investment income	-	(.78) G	-	-	-	-
Distributions from net realized gain	-	(8.50) G	(12.00)	(2.83)	-	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Total distributions	-	(9.28)	(12.00)	(2.83)	-	-
Net asset value, end of period	$ 102.00	$ 87.97	$ 89.96	$ 91.63	$ 72.29	$ 44.38
Total Return B,C	15.95%	8.85%	13.08%	30.85%	62.89%	(33.53)%
Ratios to Average Net Assets E,H
Expenses before reductions	.80% A	.82%	.82%	.84%	.90%	.87%
Expenses net of fee waivers, if any	.80% A	.82%	.82%	.84%	.90%	.87%
Expenses net of all reductions	.79% A	.80%	.81%	.83%	.89%	.87%
Net investment income (loss)	.04% A	.04%	(.07)%	(.13)%	(.07)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,494,705	$ 2,027,731	$ 1,621,616	$ 1,299,253	$ 984,803	$ 488,980
Portfolio turnover rate F	99% A	96%	238%	189%	56%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.1	8.9
Google, Inc. Class A	8.8	9.3
Oracle Corp.	6.1	3.7
Microsoft Corp.	5.0	0.0
Cisco Systems, Inc.	4.5	0.9
salesforce.com, Inc.	3.7	3.7
Visa, Inc. Class A	3.0	2.5
Juniper Networks, Inc.	2.8	1.6
F5 Networks, Inc.	2.0	1.5
Fidelity National Information Services, Inc.	1.8	1.1
	47.8
Top Industries (% of fund's net assets)
As of August 31, 2013
Software	28.4%
Internet Software & Services	17.6%
Computers & Peripherals	13.3%
Communications Equipment	12.3%
Semiconductors & Semiconductor Equipment	9.3%
All Others*	19.1%

As of February 28, 2013
Software	21.8%
Internet Software & Services	18.8%
Semiconductors & Semiconductor Equipment	14.2%
Computers & Peripherals	13.3%
Communications Equipment	10.1%
All Others*	21.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Technology Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	797	$ 24,069
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Tesla Motors, Inc. (a)(d)	76,720	12,965,680
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
LG Chemical Ltd.	3,999	1,035,759
COMMUNICATIONS EQUIPMENT - 12.3%
Communications Equipment - 12.3%
AAC Acoustic Technology Holdings, Inc.	42,500	194,018
ADVA AG Optical Networking (a)	486,485	2,517,200
Alcatel-Lucent SA (a)(d)	708,547	1,825,005
Alcatel-Lucent SA sponsored ADR (a)	2,724,769	7,029,904
Aruba Networks, Inc. (a)	232,760	3,870,799
BlackBerry Ltd. (a)	600	6,072
Brocade Communications Systems, Inc. (a)	35,610	263,514
Ciena Corp. (a)(d)	306,427	6,104,026
Cisco Systems, Inc.	3,897,972	90,861,727
Comba Telecom Systems Holdings Ltd. (a)	198,000	62,813
F5 Networks, Inc. (a)	477,784	39,837,630
Finisar Corp. (a)	30	614
HTC Corp.	24,000	125,480
Infinera Corp. (a)	623,142	5,776,526
Ixia (a)	129,201	1,875,999
JDS Uniphase Corp. (a)	1,495	19,181
Juniper Networks, Inc. (a)	2,943,014	55,622,965
Motorola Solutions, Inc.	60	3,361
Palo Alto Networks, Inc. (a)	23,474	1,127,221
Polycom, Inc. (a)	231	2,294
QUALCOMM, Inc.	43	2,850
Radware Ltd. (a)	492,463	7,022,522
Riverbed Technology, Inc. (a)	1,287	19,871
Ruckus Wireless, Inc. (d)	75,378	1,024,387
Sandvine Corp. (U.K.) (a)	4,193,712	7,564,846
Sonus Networks, Inc. (a)	3,492,429	12,048,880
Spirent Communications PLC	718,600	1,399,813
ZTE Corp. (H Shares) (a)	552,600	1,068,935
		247,278,453
COMPUTERS & PERIPHERALS - 13.3%
Computer Hardware - 13.1%
3D Systems Corp. (a)(d)	12,134	623,688
Advantech Co. Ltd.	427,000	2,168,309
Apple, Inc.	415,839	202,534,377
Cray, Inc. (a)	77,993	1,907,709
Hewlett-Packard Co.	1,669	37,285
Lenovo Group Ltd.	34,286,000	33,160,959
NCR Corp. (a)	561,988	19,995,533

	Shares	Value
Stratasys Ltd. (a)	23,634	$ 2,535,219
Wistron Corp.	216,562	194,257
		263,157,336
Computer Storage & Peripherals - 0.2%
ADLINK Technology, Inc.	5,750	9,989
Catcher Technology Co. Ltd.	2,000	9,521
Chicony Electronics Co. Ltd.	73,730	170,451
EMC Corp.	117,500	3,029,150
Gemalto NV	2,478	285,158
NetApp, Inc.	63	2,617
SanDisk Corp.	3,330	183,749
Synaptics, Inc. (a)	530	20,490
Wacom Co. Ltd.	18,000	153,611
		3,864,736
TOTAL COMPUTERS & PERIPHERALS		267,022,072
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	53,012	14,361
Specialized Consumer Services - 0.0%
LifeLock, Inc.	36,500	460,265
TOTAL DIVERSIFIED CONSUMER SERVICES		474,626
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	40,000	106,638
TECO Electric & Machinery Co. Ltd.	1,200,000	1,256,807
		1,363,445
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	234	1,643
Amphenol Corp. Class A	26,961	2,042,835
Delta Electronics, Inc.	209,000	946,096
Innolux Corp. (a)	3,321,000	1,664,217
InvenSense, Inc. (a)(d)	286,864	5,126,260
Kyocera Corp.	1,700	173,133
Ledlink Optics, Inc.	824,313	2,208,596
Omron Corp.	124,300	3,873,015
Sapphire Technology Co. Ltd. (a)	35,513	1,286,124
Sunny Optical Technology Group Co. Ltd.	224,000	242,648
Taiyo Yuden Co. Ltd.	1,300	16,262
Tong Hsing Electronics Industries Ltd.	2,743,000	14,203,889
TXC Corp.	1,526,000	2,054,515
Universal Display Corp. (a)(d)	651	22,531
Yaskawa Electric Corp.	317,000	3,731,467
		37,593,231
Electronic Equipment & Instruments - 0.7%
Chroma ATE, Inc.	463,644	1,073,415
FEI Co.	8,700	681,036
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	19,250	$ 6,324,304
National Instruments Corp.	186,513	5,175,736
Test Research, Inc.	62,557	79,625
TPK Holding Co. Ltd. GDR (Reg. S)	2,277	24,190
		13,358,306
Electronic Manufacturing Services - 1.2%
Fabrinet (a)	7,528	105,091
Jabil Circuit, Inc.	107	2,442
Ju Teng International Holdings Ltd.	11,356,000	6,355,711
KEMET Corp. (a)	4,077	16,716
TE Connectivity Ltd.	289,378	14,179,522
Trimble Navigation Ltd. (a)	119,409	3,015,077
		23,674,559
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	47	2,182
Digital China Holdings Ltd. (H Shares)	9,238,000	10,173,838
Redington India Ltd.	174,887	158,637
VST Holdings Ltd.	3,588,000	675,545
WPG Holding Co. Ltd.	48,200	55,393
WT Microelectronics Co. Ltd.	52,529	58,876
		11,124,471
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		85,750,567
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	1,743,000	1,154,621
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	19,975	2,107,163
Cerner Corp. (a)	126,828	5,841,698
So-net M3, Inc.	2,638	6,868,474
		14,817,335
HOUSEHOLD DURABLES - 1.7%
Consumer Electronics - 1.7%
Alpine Electronics, Inc.	526,200	5,110,193
Panasonic Corp. (a)	686,500	6,184,831
Skyworth Digital Holdings Ltd.	6,944,000	3,769,995
Sony Corp.	51,200	1,019,030
Sony Corp. sponsored ADR (d)	650,500	12,983,980
TCL Multimedia Technology Holdings Ltd.	10,832,000	4,847,157
Tonly Electronics Holdings Ltd. (a)	42,600	22,908
		33,938,094
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	53,000	92,680
TOTAL HOUSEHOLD DURABLES		34,030,774

	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	546,000	$ 141,526
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	539	32,242
Toshiba Corp.	6,000	23,644
		55,886
INTERNET & CATALOG RETAIL - 0.9%
Internet Retail - 0.9%
Amazon.com, Inc. (a)	21,328	5,992,741
Ctrip.com International Ltd. sponsored ADR (a)	4,854	223,381
E-Commerce China Dangdang, Inc. ADR (a)	990	7,732
Expedia, Inc.	71	3,320
Groupon, Inc. Class A (a)	293,140	2,978,302
Netflix, Inc. (a)	136	38,612
priceline.com, Inc. (a)	2,220	2,083,537
Start Today Co. Ltd.	154,300	3,445,309
TripAdvisor, Inc. (a)	42,667	3,156,078
YOOX SpA (a)	30,500	945,277
		18,874,289
INTERNET SOFTWARE & SERVICES - 17.6%
Internet Software & Services - 17.6%
Active Network, Inc. (a)	186,079	1,823,574
Angie's List, Inc. (a)(d)	518,636	10,870,611
AOL, Inc.	56,189	1,850,304
Baidu.com, Inc. sponsored ADR (a)	200	27,106
Bankrate, Inc. (a)	193,672	3,331,158
Bazaarvoice, Inc. (a)(d)	8,500	90,950
Blinkx PLC (a)(d)	500,000	1,135,155
ChannelAdvisor Corp. (a)	51,769	1,585,167
comScore, Inc. (a)	35,646	1,015,555
Cornerstone OnDemand, Inc. (a)	159,479	8,214,763
Cvent, Inc.	2,500	89,025
DealerTrack Holdings, Inc. (a)	79,673	3,154,254
Demandware, Inc. (a)	133,825	5,631,356
E2open, Inc. (a)	133,107	2,692,755
eBay, Inc. (a)	3,939	196,911
eGain Communications Corp. (a)	17,400	234,900
Facebook, Inc. Class A (a)	156,983	6,480,258
Google, Inc. Class A (a)	207,862	176,038,328
INFO Edge India Ltd. (a)	114,388	520,104
IntraLinks Holdings, Inc. (a)	32,973	257,849
Kakaku.com, Inc.	11,000	201,206
LinkedIn Corp. (a)	123,497	29,644,220
LogMeIn, Inc. (a)	810	24,130
Marketo, Inc.	2,900	101,732
MercadoLibre, Inc.	236	28,011
Millennial Media, Inc. (a)(d)	334,976	2,194,093
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Move, Inc. (a)	152,822	$ 2,215,919
NHN Corp.	23,794	9,571,021
NHN Entertainment Corp. (a)	6,390	624,597
Qihoo 360 Technology Co. Ltd. ADR (a)	23,270	1,813,431
Rackspace Hosting, Inc. (a)	22,833	1,023,375
Renren, Inc. ADR (a)(d)	18,800	61,288
Responsys, Inc. (a)	774,546	11,114,735
Saba Software, Inc. (a)	10,000	99,500
SciQuest, Inc. (a)	229,832	4,780,506
Shutterstock, Inc.	38,459	1,909,105
SINA Corp. (a)	42,819	3,315,047
SouFun Holdings Ltd. ADR	317	13,241
TelecityGroup PLC	77,668	986,367
Tencent Holdings Ltd.	315,100	14,774,789
Textura Corp.	82,685	3,137,896
Trulia, Inc.	10,010	415,615
VeriSign, Inc. (a)	4,074	195,511
Vocus, Inc. (a)	350,450	3,238,158
Web.com Group, Inc. (a)	176,088	4,969,203
XO Group, Inc. (a)	16,300	194,948
Yahoo!, Inc. (a)	488,574	13,250,127
Yandex NV (a)	198,449	6,350,368
Yelp, Inc. (a)	212,634	11,052,715
Youku Tudou, Inc. ADR (a)	808	18,738
Zillow, Inc. (a)	5,957	574,553
		353,134,228
IT SERVICES - 8.7%
Data Processing & Outsourced Services - 7.8%
Automatic Data Processing, Inc.	70,885	5,044,177
EVERTEC, Inc.	25,700	613,459
Fidelity National Information Services, Inc.	799,895	35,563,332
Fiserv, Inc. (a)	23,021	2,216,232
FleetCor Technologies, Inc. (a)	107,592	11,093,811
Global Payments, Inc.	415	19,775
Heartland Payment Systems, Inc.	51,887	1,917,225
Jack Henry & Associates, Inc.	62,208	3,104,179
MasterCard, Inc. Class A	16,312	9,886,377
Paychex, Inc.	138,816	5,369,403
QIWI PLC Class B sponsored ADR	26,000	774,800
Syntel, Inc.	2,913	209,357
The Western Union Co.	179,989	3,155,207
Total System Services, Inc.	427,983	11,842,290
VeriFone Systems, Inc. (a)	134	2,656
Visa, Inc. Class A	349,051	60,881,475
WEX, Inc. (a)	64,390	5,153,132
WNS Holdings Ltd. sponsored ADR (a)	26,900	544,187
		157,391,074
IT Consulting & Other Services - 0.9%
Accenture PLC Class A	218	15,751

	Shares	Value
Bit-isle, Inc.	4,900	$ 45,460
Camelot Information Systems, Inc. ADR (a)	555	999
ChinaSoft International Ltd. (a)	50,000	15,733
Cognizant Technology Solutions Corp. Class A (a)	70,260	5,150,058
Digital Garage, Inc.	184	934,787
EPAM Systems, Inc. (a)	132,494	4,237,158
IBM Corp.	966	176,073
InterXion Holding N.V. (a)	42,600	1,019,418
Pactera Technology International Ltd. ADR	288,865	1,946,950
ServiceSource International, Inc. (a)	207,262	2,509,943
Teradata Corp. (a)	100	5,856
Virtusa Corp. (a)	49,000	1,289,680
		17,347,866
TOTAL IT SERVICES		174,738,940
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	2,092,800
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	37,450	247,098
Fanuc Corp.	39,200	5,948,979
Mirle Automation Corp.	301,893	237,516
Shin Zu Shing Co. Ltd.	428,000	903,672
SMC Corp.	8,800	1,833,014
		9,170,279
MEDIA - 0.1%
Advertising - 0.0%
Dentsu, Inc.	500	16,592
ReachLocal, Inc. (a)	1,527	16,766
		33,358
Cable & Satellite - 0.0%
DIRECTV (a)	429	24,959
Movies & Entertainment - 0.1%
IMAX Corp. (a)	75,770	2,079,129
TOTAL MEDIA		2,137,446
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd.	229,500	192,077
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	825	18,125
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
American Tower Corp.	30	2,085
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.3%
Semiconductor Equipment - 2.7%
Aixtron AG (a)(d)	410,819	$ 6,428,033
Amkor Technology, Inc. (a)	4,848	19,440
Applied Materials, Inc.	1,269	19,048
ASM International NV (depositary receipt)	5,660	176,762
ASML Holding NV	243	21,156
Entegris, Inc. (a)	21,460	201,724
GCL-Poly Energy Holdings Ltd. (a)	26,845,000	7,096,861
GT Advanced Technologies, Inc. (a)(d)	40,154	259,395
ICD Co. Ltd. (a)	16,152	178,978
Lam Research Corp. (a)	90	4,200
Nanometrics, Inc. (a)	21,591	308,535
Rubicon Technology, Inc. (a)(d)	782,710	9,556,889
Teradyne, Inc. (a)	10,804	165,841
Tessera Technologies, Inc.	826,681	15,161,330
Ultratech, Inc. (a)	173,195	4,897,955
Veeco Instruments, Inc. (a)(d)	257,491	9,043,084
		53,539,231
Semiconductors - 6.6%
Advanced Micro Devices, Inc. (a)	3,611	11,808
Alpha & Omega Semiconductor Ltd. (a)	25,812	182,749
Altera Corp.	669,749	23,555,072
Analog Devices, Inc.	4,310	199,467
Applied Micro Circuits Corp. (a)	257,393	2,769,549
ARM Holdings PLC sponsored ADR	75	3,040
Avago Technologies Ltd.	5,474	210,804
Broadcom Corp. Class A	852,892	21,544,052
Cavium, Inc. (a)	142,974	5,428,723
Chipbond Technology Corp.	1,837,000	4,105,679
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	24,320	399,091
Cirrus Logic, Inc. (a)(d)	8,830	198,675
Cree, Inc. (a)	53,340	2,959,837
Crystalwise Technology, Inc. (a)	103,000	82,240
Cypress Semiconductor Corp.	417,602	4,727,255
Dialog Semiconductor PLC (a)	11,134	202,629
Diodes, Inc. (a)	1,138	28,336
Epistar Corp.	87,000	142,418
EZchip Semiconductor Ltd. (a)	68,895	1,963,508
Fairchild Semiconductor International, Inc. (a)	1,421	17,350
Freescale Semiconductor Holdings I Ltd. (a)(d)	162,788	2,331,124
Himax Technologies, Inc. sponsored ADR (d)	119,100	722,937
Hittite Microwave Corp. (a)	295	18,042
Infineon Technologies AG	2,431	22,041
Inotera Memories, Inc. (a)	20,293,000	8,270,958
Inphi Corp. (a)	333,564	4,242,934
Intermolecular, Inc. (a)	837,612	5,017,296
International Rectifier Corp. (a)	8,726	208,377

	Shares	Value
Intersil Corp. Class A	232,089	$ 2,406,763
JA Solar Holdings Co. Ltd. ADR (a)(d)	937	6,634
Linear Technology Corp.	532	20,392
LSI Corp.	26,908	199,388
MagnaChip Semiconductor Corp. (a)	99	2,025
Marvell Technology Group Ltd.	1,741	21,084
Maxim Integrated Products, Inc.	53	1,476
MediaTek, Inc.	2,506	30,725
Mellanox Technologies Ltd. (a)(d)	156,322	6,162,213
Micron Technology, Inc. (a)	1,529	20,749
Mindspeed Technologies, Inc. (a)(d)	404,379	1,257,619
Monolithic Power Systems, Inc.	65,295	1,999,333
Novatek Microelectronics Corp.	1,610,000	6,696,455
NVIDIA Corp.	332	4,897
NXP Semiconductors NV (a)	6,117	227,369
O2Micro International Ltd. sponsored ADR (a)	44,200	134,810
Omnivision Technologies, Inc. (a)	111,050	1,715,723
ON Semiconductor Corp. (a)	24,095	174,448
Parade Technologies Ltd.	85,000	806,468
Phison Electronics Corp.	18,000	126,282
PMC-Sierra, Inc. (a)	545,911	3,401,026
Power Integrations, Inc.	4,013	209,158
Radiant Opto-Electronics Corp.	66,881	212,264
Rambus, Inc. (a)	242	1,975
RDA Microelectronics, Inc. sponsored ADR	38,521	439,139
RF Micro Devices, Inc. (a)	3,958	19,632
Samsung Electronics Co. Ltd.	4	4,930
Semtech Corp. (a)	6,531	194,101
Silicon Laboratories, Inc. (a)	76,800	2,971,392
Silicon Motion Technology Corp. sponsored ADR	122	1,362
SK Hynix, Inc. (a)	39,600	1,007,820
Skyworks Solutions, Inc. (a)	9,130	231,537
Spreadtrum Communications, Inc. ADR	681	20,607
STMicroelectronics NV (NY Shares) unit	2,550	20,324
Texas Instruments, Inc.	8,405	321,071
Trina Solar Ltd. (a)	406	3,812
Xilinx, Inc.	295,818	12,844,418
YoungTek Electronics Corp.	87,384	172,824
		133,658,236
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		187,197,467
SOFTWARE - 28.4%
Application Software - 12.6%
Adobe Systems, Inc. (a)	490,351	22,433,558
ANSYS, Inc. (a)	114,927	9,651,569
Aspen Technology, Inc. (a)	268,071	8,961,614
Autodesk, Inc. (a)	169,919	6,244,523
Blackbaud, Inc.	6,393	230,276
BroadSoft, Inc. (a)	205,702	6,621,547
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	319,395	$ 22,603,584
Compuware Corp.	585,272	6,244,852
Comverse, Inc.	2,623	79,346
Concur Technologies, Inc. (a)(d)	41,044	4,010,820
Descartes Systems Group, Inc. (a)	581,300	6,192,145
Guidewire Software, Inc. (a)	197,367	9,070,987
Informatica Corp. (a)	70	2,504
Intuit, Inc.	254,610	16,175,373
Jive Software, Inc. (a)	202,646	2,510,784
Kingdee International Software Group Co. Ltd. (a)	31,031,600	9,484,218
Manhattan Associates, Inc. (a)	14,555	1,273,563
MicroStrategy, Inc. Class A (a)	87,596	8,042,189
Nuance Communications, Inc. (a)	45	859
Open Text Corp.	400	27,495
Parametric Technology Corp. (a)	113,884	2,968,956
Pegasystems, Inc.	58,639	2,160,847
PROS Holdings, Inc. (a)	26,200	859,360
QLIK Technologies, Inc. (a)	129,474	4,245,452
RealPage, Inc. (a)	100	2,071
salesforce.com, Inc. (a)	1,521,460	74,749,330
SAP AG	318	23,487
SAP AG sponsored ADR	74	5,463
SolarWinds, Inc. (a)	80,595	2,937,688
Splunk, Inc. (a)	445	24,568
Synchronoss Technologies, Inc. (a)	31,605	1,086,580
Synopsys, Inc. (a)	13	471
TIBCO Software, Inc. (a)	638,983	14,402,677
TiVo, Inc. (a)	26,100	304,587
Ultimate Software Group, Inc. (a)	52,100	7,304,941
Verint Systems, Inc. (a)	605	20,056
Workday, Inc. Class A	41,746	3,027,837
		253,986,177
Home Entertainment Software - 2.5%
Activision Blizzard, Inc.	920,003	15,014,449
Capcom Co. Ltd.	3,400	58,380
Electronic Arts, Inc. (a)	306,400	8,162,496
Nintendo Co. Ltd.	105,400	11,917,906
Nintendo Co. Ltd. ADR	133,500	1,881,015
Perfect World Co. Ltd. sponsored ADR Class B	590,582	11,534,066
Take-Two Interactive Software, Inc. (a)	103,791	1,905,603
		50,473,915
Systems Software - 13.3%
Allot Communications Ltd. (a)	162,263	1,979,609
BMC Software, Inc. (a)	499	22,954
Check Point Software Technologies Ltd. (a)	47	2,635
CommVault Systems, Inc. (a)	42,173	3,535,363

	Shares	Value
FleetMatics Group PLC	49,100	$ 2,427,995
Fortinet, Inc. (a)	1,137	22,513
Imperva, Inc. (a)	29,700	1,401,840
Infoblox, Inc. (a)	8,900	310,610
Insyde Software Corp.	349,000	643,597
Microsoft Corp.	2,989,636	99,853,842
NetSuite, Inc. (a)	95,326	9,478,264
Oracle Corp.	3,860,870	123,007,318
Red Hat, Inc. (a)	253,934	12,828,746
ServiceNow, Inc. (a)	194,057	9,097,392
Tableau Software, Inc.	3,700	267,547
Totvs SA	192,100	3,011,186
		267,891,411
TOTAL SOFTWARE		572,351,503
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	44	3,300
SoftBank Corp.	63,800	3,980,237
		3,983,537
TOTAL COMMON STOCKS (Cost $1,692,388,972)		1,990,007,589
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.10% (b)	12,489,430	12,489,430
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	60,169,943	60,169,943
TOTAL MONEY MARKET FUNDS (Cost $72,659,373)		72,659,373
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,765,048,345)		2,062,666,962
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(51,081,580)
NET ASSETS - 100%		$ 2,011,585,382
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,002
Fidelity Securities Lending Cash Central Fund	185,957
Total	$ 207,959
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,990,007,589	$ 1,919,871,230	$ 70,136,359	$ -
Money Market Funds	72,659,373	72,659,373	-	-
Total Investments in Securities:	$ 2,062,666,962	$ 1,992,530,603	$ 70,136,359	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 19,849,961
Level 2 to Level 1	$ 57,778,886
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.2%
Japan	3.8%
Cayman Islands	3.3%
Taiwan	2.3%
Hong Kong	1.7%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,547,241) - See accompanying schedule: Unaffiliated issuers (cost $1,692,388,972)	$ 1,990,007,589
Fidelity Central Funds (cost $72,659,373)	72,659,373
Total Investments (cost $1,765,048,345)		$ 2,062,666,962
Cash		469,612
Foreign currency held at value (cost $12,284,044)		12,284,398
Receivable for investments sold		17,660,941
Receivable for fund shares sold		764,816
Dividends receivable		1,701,551
Distributions receivable from Fidelity Central Funds		47,179
Prepaid expenses		22,118
Receivable from investment adviser for expense reductions		2,004
Other receivables		56,133
Total assets		2,095,675,714

Liabilities
Payable for investments purchased	$ 20,686,068
Payable for fund shares redeemed	1,836,896
Accrued management fee	943,784
Other affiliated payables	390,325
Other payables and accrued expenses	63,316
Collateral on securities loaned, at value	60,169,943
Total liabilities		84,090,332

Net Assets		$ 2,011,585,382
Net Assets consist of:
Paid in capital		$ 1,611,590,842
Undistributed net investment income		3,887,653
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		98,467,011
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		297,639,876
Net Assets, for 17,510,463 shares outstanding		$ 2,011,585,382
Net Asset Value, offering price and redemption price per share ($2,011,585,382 ÷ 17,510,463 shares)		$ 114.88

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 10,814,801
Interest		333,798
Income from Fidelity Central Funds		207,959
Total income		11,356,558

Expenses
Management fee	$ 5,568,381
Transfer agent fees	2,059,885
Accounting and security lending fees	309,629
Custodian fees and expenses	107,423
Independent trustees' compensation	11,385
Registration fees	30,102
Audit	25,127
Legal	4,442
Interest	536
Miscellaneous	14,468
Total expenses before reductions	8,131,378
Expense reductions	(234,325)	7,897,053
Net investment income (loss)		3,459,505
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,508,886
Foreign currency transactions	(149,179)
Total net realized gain (loss)		123,359,707
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64,889)	87,872,964
Assets and liabilities in foreign currencies	29,074
Total change in net unrealized appreciation (depreciation)		87,902,038
Net gain (loss)		211,261,745
Net increase (decrease) in net assets resulting from operations		$ 214,721,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,459,505	$ 150,049
Net realized gain (loss)	123,359,707	212,841,957
Change in net unrealized appreciation (depreciation)	87,902,038	(169,316,033)
Net increase (decrease) in net assets resulting from operations	214,721,250	43,675,973
Distributions to shareholders from net realized gain	(17,285,343)	-
Share transactions Proceeds from sales of shares	103,744,585	409,925,959
Reinvestment of distributions	16,582,994	-
Cost of shares redeemed	(334,517,257)	(775,244,365)
Net increase (decrease) in net assets resulting from share transactions	(214,189,678)	(365,318,406)
Redemption fees	15,647	40,404
Total increase (decrease) in net assets	(16,738,124)	(321,602,029)

Net Assets
Beginning of period	2,028,323,506	2,349,925,535
End of period (including undistributed net investment income of $3,887,653 and undistributed net investment income of $428,148, respectively)	$ 2,011,585,382	$ 2,028,323,506
Other Information Shares
Sold	952,964	4,019,573
Issued in reinvestment of distributions	159,238	-
Redeemed	(3,083,424)	(7,674,977)
Net increase (decrease)	(1,971,222)	(3,655,404)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 104.11	$ 101.57	$ 102.37	$ 72.24	$ 37.12	$ 66.65
Income from Investment Operations
Net investment income (loss) D	.19	.01	(.27)	(.37)	(.13)	.15
Net realized and unrealized gain (loss)	11.50	2.53	(.53)	30.50	35.25	(29.57)
Total from investment operations	11.69	2.54	(.80)	30.13	35.12	(29.42)
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	(.92)	-	-	-	-	-
Total distributions	(.92)	-	-	-	-	(.11)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 114.88	$ 104.11	$ 101.57	$ 102.37	$ 72.24	$ 37.12
Total Return B,C	11.32%	2.50%	(.78)%	41.71%	94.61%	(44.15)%
Ratios to Average Net Assets E,G
Expenses before reductions	.81% A	.81%	.82%	.85%	.92%	.90%
Expenses net of fee waivers, if any	.81% A	.81%	.82%	.85%	.92%	.90%
Expenses net of all reductions	.79% A	.79%	.81%	.83%	.89%	.89%
Net investment income (loss)	.34% A	.01%	(.29)%	(.44)%	(.21)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,011,585	$ 2,028,324	$ 2,349,926	$ 2,885,820	$ 1,994,894	$ 773,373
Portfolio turnover rate F	143% A	140%	196%	136%	127%	235%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Communications Equipment Portfolio	$ 345,652,629	$ 24,835,904	$ (25,009,633)	$ (173,729)
Computers Portfolio	668,712,020	106,581,842	(38,655,101)	67,926,741
Electronics Portfolio	1,069,558,746	34,367,363	(143,820,583)	(109,453,220)
IT Services Portfolio	730,845,474	165,294,802	(12,978,035)	152,316,767
Software and Computer Services Portfolio	1,991,785,161	565,525,419	(66,818,740)	498,706,679
Technology Portfolio	1,772,100,229	352,445,697	(61,878,964)	290,566,733

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

		Fiscal year of expiration
	2016	2017	2018	Total with expiration
Communications Equipment Portfolio	$ (5,227,176)	$ (9,371,394)	$ -	$ (14,598,570)
Electronics Portfolio	-	(167,067,259)	(71,079,130)	(238,146,389)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Communications Equipment Portfolio	$ (15,356,049)	$ (12,382,484)	$ (27,738,533)	$ (42,337,103)
Electronics Portfolio	-	(9,987,891)	(9,987,891)	(248,134,280)

Communications Equipment Portfolio acquired $9,624,822 of capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of Communication Equipment Portfolio will be limited to approximately $3,069,521.

In addition, certain of the Funds intends to elect to defer to the fiscal year ending February 28, 2014 capital losses recognized during the period November 1, 2012 to February 28, 2013. Loss deferrals were as follows:

Capital losses
Electronics Portfolio	$ (17,525,394)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	62,019,245	85,382,860
Computers Portfolio	125,749,734	156,461,948
Electronics Portfolio	880,842,493	1,003,075,962
IT Services Portfolio	516,049,399	235,735,156
Software and Computer Services Portfolio	1,263,741,125	1,106,492,616
Technology Portfolio	1,412,706,865	1,632,193,081

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.25%	.55%
Computers Portfolio	.30%	.25%	.55%
Electronics Portfolio	.30%	.25%	.55%
IT Services Portfolio	.30%	.25%	.55%
Software and Computer Services Portfolio	.30%	.25%	.55%
Technology Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.27%
Computers Portfolio	.22%
Electronics Portfolio	.22%
IT Services Portfolio	.22%
Software and Computer Services Portfolio	.20%
Technology Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC) an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 6,954
Computers Portfolio	5,497
Electronics Portfolio	108,241
IT Services Portfolio	10,894
Software and Computer Services Portfolio	43,514
Technology Portfolio	42,033

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	Borrower	$ 6,256,286.30%		$ 371
Software and Computer Services Portfolio	Borrower	$ 9,072,556.32%		2,197
Technology Portfolio	Borrower	$ 9,048,167.36%		536

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$ 340
Computers Portfolio	792
Electronics Portfolio	1,052
IT Services Portfolio	568
Software and Computer Services Portfolio	2,372
Technology Portfolio	2,344

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Communications Equipment Portfolio	$ 261,772	$ 5,939
Computers Portfolio	184,568	2,237
Electronics Portfolio	99,926	4,065
IT Services Portfolio	32,623	967
Software and Computer Services Portfolio	314,909	7,792
Technology Portfolio	185,957	3,831

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$ 8,002	$ 14
Computers Portfolio	-	7
Electronics Portfolio	34,933	14
IT Services Portfolio	6,998	-
Software and Computer Services Portfolio	51,385	-
Technology Portfolio	227,908	159

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Communications Equipment Portfolio	$ 362
Computers Portfolio	761
Electronics Portfolio	2,822
IT Services Portfolio	618
Software and Computer Services Portfolio	2,021
Technology Portfolio	6,258

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 13% of the total outstanding shares of Computers Portfolio and IT Services Portfolio and 18% of Communications Equipment Portfolio, respectively. VIP FundsManager 60% Portfolio, was the owner of record of approximately 14% of the total outstanding shares of Computers Portfolio. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 30%, 35% and 26% of the total outstanding shares of Communications Equipment Portfolio, Computers Portfolio and IT Services Portfolio, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
Ned C. Lautenbach	# of Votes	% of Votes
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Communications Equipment Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	178,409,480.71	86.642
Against	11,373,244.63	5.523
Abstain	8,218,407.42	3.991
Broker Non-Vote	7,916,790.17	3.844
TOTAL	205,917,922.93	100.000
PROPOSAL 2
To approve a management contract between Computers Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	393,979,071.95	83.251
Against	35,661,383.84	7.536
Abstain	20,102,994.27	4.247
Broker Non-Vote	23,502,552.92	4.966
TOTAL	473,246,002.98	100.000
PROPOSAL 2
To approve a management contract between Electronics Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	441,259,605.72	80.317
Against	32,890,601.85	5.987
Abstain	27,809,095.01	5.061
Broker Non-Vote	47,442,156.66	8.635
TOTAL	549,401,459.24	100.000
PROPOSAL 2
To approve a management contract between IT Services Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	353,428,321.34	90.213
Against	11,891,799.65	3.036
Abstain	16,163,159.58	4.126
Broker Non-Vote	10,287,882.45	2.625
TOTAL	391,771,163.02	100.000
PROPOSAL 2
To approve a management contract between Software and Computer Services Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,150,010,702.94	82.608
Against	74,724,727.17	5.368
Abstain	52,013,173.19	3.736
Broker Non-Vote	115,391,695.13	8.288
TOTAL	1,392,140,298.43	100.000
PROPOSAL 2
To approve a management contract between Technology Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	930,081,956.89	82.568
Against	59,936,833.75	5.321
Abstain	58,514,117.75	5.195
Broker Non-Vote	77,911,319.05	6.916
TOTAL	1,126,444,227.44	100.000
PROPOSAL 3

For Computers Portfolio, a shareholder proposal requesting that the Board of Trustees institute "Procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity."B

	# of Votes	% of Votes
Affirmative	138,158,207.14	29.194
Against	282,780,597.28	59.754
Abstain	28,804,645.59	6.086
Broker Non-Vote	23,502,552.97	4.966
TOTAL	473,246,002.98	100.000
A Denotes trust-wide proposal and voting results.
B Proposal was not approved by shareholders.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTEC-USAN-1013
1.813671.108

Fidelity®

Select Portfolios®

Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Air Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Defense and Aerospace Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Environment and Alternative Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrial Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrials Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Air Transportation Portfolio	.89%
Actual		$ 1,000.00	$ 1,115.50	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Defense and Aerospace Portfolio	.82%
Actual		$ 1,000.00	$ 1,160.70	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Environment and Alternative Energy Portfolio	1.00%
Actual		$ 1,000.00	$ 1,095.60	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Industrial Equipment Portfolio	.79%
Actual		$ 1,000.00	$ 1,048.60	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Industrials Portfolio	.82%
Actual		$ 1,000.00	$ 1,078.20	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Transportation Portfolio	.86%
Actual		$ 1,000.00	$ 1,099.50	$ 4.55
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	11.3	13.4
The Boeing Co.	10.9	4.6
Delta Air Lines, Inc.	8.4	6.4
FedEx Corp.	6.4	8.8
Rockwell Collins, Inc.	5.7	4.8
Ryanair Holdings PLC sponsored ADR	5.1	2.8
Precision Castparts Corp.	4.7	3.7
United Continental Holdings, Inc.	3.9	4.6
Textron, Inc.	3.4	6.2
WestJet Airlines Ltd.	3.4	4.3
	63.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Airlines	35.2%
Aerospace & Defense	28.8%
Air Freight & Logistics	28.1%
Industrial Conglomerates	0.9%
Transportation Infrastructure	0.9%
All Others*	6.1%

As of February 28, 2013
Airlines	34.4%
Air Freight & Logistics	31.9%
Aerospace & Defense	24.6%
Road & Rail	1.5%
Industrial Conglomerates	0.5%
All Others*	7.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
AEROSPACE & DEFENSE - 28.8%
Aerospace & Defense - 28.8%
Ducommun, Inc. (a)	30,817	$ 805,865
General Dynamics Corp.	8,200	682,650
Meggitt PLC	118,745	968,861
Precision Castparts Corp.	27,600	5,830,224
Rockwell Collins, Inc.	98,800	6,992,076
Spirit AeroSystems Holdings, Inc.Class A (a)	107,800	2,434,124
Textron, Inc.	156,200	4,208,028
The Boeing Co.	128,900	13,395,288
		35,317,116
AIR FREIGHT & LOGISTICS - 28.1%
Air Freight & Logistics - 28.1%
Atlas Air Worldwide Holdings, Inc. (a)	9,200	425,040
C.H. Robinson Worldwide, Inc. (d)	70,500	4,009,335
Expeditors International of Washington, Inc.	68,000	2,758,080
FedEx Corp.	73,200	7,858,752
Hub Group, Inc. Class A (a)	102,400	3,804,160
Park-Ohio Holdings Corp. (a)	50,900	1,759,613
United Parcel Service, Inc. Class B	162,400	13,898,193
		34,513,173
AIRLINES - 35.2%
Airlines - 35.2%
Alaska Air Group, Inc.	42,900	2,428,998
Dart Group PLC	597,686	2,341,056
Delta Air Lines, Inc.	525,202	10,362,235
Republic Airways Holdings, Inc. (a)	165,000	1,843,050
Ryanair Holdings PLC sponsored ADR	132,500	6,288,450
SkyWest, Inc.	157,300	2,027,597
Southwest Airlines Co.	196,800	2,521,008
Spirit Airlines, Inc. (a)	86,500	2,696,205
U.S. Airways Group, Inc. (a)	232,000	3,749,120
United Continental Holdings, Inc. (a)	169,185	4,815,005
WestJet Airlines Ltd.	198,500	4,121,518
		43,194,242

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co.	46,700	$ 1,080,638
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
ASL Marine Holdings Ltd.	240,000	124,177
TRANSPORTATION INFRASTRUCTURE - 0.9%
Airport Services - 0.9%
BBA Aviation PLC	234,000	1,116,537
TOTAL COMMON STOCKS (Cost $86,821,293)		115,345,883
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.10% (b)	5,358,591	5,358,591
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	293,750	293,750
TOTAL MONEY MARKET FUNDS (Cost $5,652,341)		5,652,341
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $92,473,634)		120,998,224
NET OTHER ASSETS (LIABILITIES) - 1.4%		1,729,718
NET ASSETS - 100%		$ 122,727,942
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,145
Fidelity Securities Lending Cash Central Fund	401
Total	$ 5,546
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.8%
Ireland	5.1%
United Kingdom	3.6%
Canada	3.4%
Others (Individually Less Than 1%)	0.1%
100.0%
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $284,350) - See accompanying schedule: Unaffiliated issuers (cost $86,821,293)	$ 115,345,883
Fidelity Central Funds (cost $5,652,341)	5,652,341
Total Investments (cost $92,473,634)		$ 120,998,224
Receivable for investments sold		3,750,193
Receivable for fund shares sold		446,251
Dividends receivable		252,802
Distributions receivable from Fidelity Central Funds		588
Prepaid expenses		1,575
Receivable from investment adviser for expense reductions		58
Other receivables		88
Total assets		125,449,779

Liabilities
Payable for investments purchased	$ 1,737,816
Payable for fund shares redeemed	579,662
Accrued management fee	61,639
Other affiliated payables	28,853
Other payables and accrued expenses	20,117
Collateral on securities loaned, at value	293,750
Total liabilities		2,721,837

Net Assets		$ 122,727,942
Net Assets consist of:
Paid in capital		$ 89,458,761
Undistributed net investment income		63,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,680,700
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,524,497
Net Assets, for 2,524,757 shares outstanding		$ 122,727,942
Net Asset Value, offering price and redemption price per share ($122,727,942 ÷ 2,524,757 shares)		$ 48.61

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 650,342
Income from Fidelity Central Funds		5,546
Total income		655,888

Expenses
Management fee	$ 367,954
Transfer agent fees	146,143
Accounting and security lending fees	25,847
Custodian fees and expenses	7,131
Independent trustees' compensation	735
Registration fees	23,856
Audit	17,717
Legal	76
Miscellaneous	350
Total expenses before reductions	589,809
Expense reductions	(95)	589,714
Net investment income (loss)		66,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,900,551
Foreign currency transactions	3,065
Total net realized gain (loss)		4,903,616
Change in net unrealized appreciation (depreciation) on: Investment securities	7,313,958
Assets and liabilities in foreign currencies	(93)
Total change in net unrealized appreciation (depreciation)		7,313,865
Net gain (loss)		12,217,481
Net increase (decrease) in net assets resulting from operations		$ 12,283,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,174	$ 382,757
Net realized gain (loss)	4,903,616	3,383,436
Change in net unrealized appreciation (depreciation)	7,313,865	8,701,316
Net increase (decrease) in net assets resulting from operations	12,283,655	12,467,509
Distributions to shareholders from net investment income	(79,976)	(278,547)
Distributions to shareholders from net realized gain	(1,254,021)	(1,241,145)
Total distributions	(1,333,997)	(1,519,692)
Share transactions Proceeds from sales of shares	95,519,783	54,589,719
Reinvestment of distributions	1,298,551	1,484,377
Cost of shares redeemed	(75,890,689)	(48,841,974)
Net increase (decrease) in net assets resulting from share transactions	20,927,645	7,232,122
Redemption fees	13,757	4,540
Total increase (decrease) in net assets	31,891,060	18,184,479

Net Assets
Beginning of period	90,836,882	72,652,403
End of period (including undistributed net investment income of $63,984 and undistributed net investment income of $77,786, respectively)	$ 122,727,942	$ 90,836,882
Other Information Shares
Sold	2,020,097	1,356,924
Issued in reinvestment of distributions	27,998	36,507
Redeemed	(1,589,315)	(1,233,402)
Net increase (decrease)	458,780	160,029

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.97	$ 38.12	$ 43.05	$ 35.32	$ 17.35	$ 37.47
Income from Investment Operations
Net investment income (loss) D	.02	.21G	.05	.17 H	(.07)	(.10)
Net realized and unrealized gain (loss)	5.04	6.44	.46	7.68	18.04	(17.05)
Total from investment operations	5.06	6.65	.51	7.85	17.97	(17.15)
Distributions from net investment income	(.03)	(.15)	(.05)	(.13)	-	-
Distributions from net realized gain	(.39)	(.66)	(5.39)	-	-	(2.99)
Total distributions	(.42)	(.80) L	(5.44)	(.13)	-	(2.99)
Redemption fees added to paid in capital D	- K	- K	- K	.01	- K	.02
Net asset value, end of period	$ 48.61	$ 43.97	$ 38.12	$ 43.05	$ 35.32	$ 17.35
Total Return B, C	11.55%	17.62%	2.01%	22.26%	103.57%	(49.44)%
Ratios to Average Net Assets E, I
Expenses before reductions	.89% A	.94%	.96%	.92%	1.05%	1.08%
Expenses net of fee waivers, if any	.89% A	.94%	.96%	.92%	1.05%	1.08%
Expenses net of all reductions	.89% A	.92%	.95%	.91%	1.01%	1.07%
Net investment income (loss)	.10% A	.54% G	.12%	.43% H	(.28)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,728	$ 90,837	$ 72,652	$ 113,471	$ 94,425	$ 34,911
Portfolio turnover rate F	110% A	74%	102%	161%	165%	66%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	18.9	23.8
The Boeing Co.	15.5	12.9
Precision Castparts Corp.	6.8	6.9
Textron, Inc.	4.6	4.8
Honeywell International, Inc.	4.4	4.8
Meggitt PLC	4.3	4.6
Teledyne Technologies, Inc.	4.3	4.8
BAE Systems PLC	4.2	0.0
TransDigm Group, Inc.	4.0	4.5
HEICO Corp.	3.6	3.1
	70.6
Top Industries (% of fund's net assets)
As of August 31, 2013
Aerospace & Defense	90.9%
Electrical Equipment	2.7%
Metals & Mining	1.6%
Chemicals	0.9%
IT Services	0.5%
All Others*	3.4%

As of February 28, 2013
Aerospace & Defense	89.8%
Metals & Mining	2.3%
Trading Companies & Distributors	1.9%
Electrical Equipment	1.2%
Chemicals	1.0%
All Others*	3.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
AEROSPACE & DEFENSE - 90.9%
Aerospace & Defense - 90.9%
Astronics Corp. (a)	123,872	$ 5,763,764
BAE Systems PLC	4,653,600	31,378,037
Esterline Technologies Corp. (a)	304,034	23,194,754
HEICO Corp.	430,634	26,914,625
Hexcel Corp. (a)	267,100	9,500,747
Honeywell International, Inc.	411,276	32,725,231
Huntington Ingalls Industries, Inc.	255,435	16,174,144
Lockheed Martin Corp.	108,240	13,250,741
Meggitt PLC	3,965,478	32,355,011
Precision Castparts Corp.	240,067	50,711,753
Raytheon Co.	247,356	18,653,116
Rolls-Royce Group PLC	1,251,934	21,574,158
Safran SA	301,600	16,747,584
SIFCO Industries, Inc.	82,763	1,595,671
Teledyne Technologies, Inc. (a)	413,526	31,911,801
Textron, Inc.	1,284,236	34,597,318
The Boeing Co.	1,113,637	115,729,157
TransDigm Group, Inc.	220,133	30,158,221
Triumph Group, Inc.	341,300	24,563,361
United Technologies Corp.	1,408,501	140,990,951
		678,490,145
CHEMICALS - 0.9%
Specialty Chemicals - 0.9%
Cytec Industries, Inc.	86,316	6,454,710
ELECTRICAL EQUIPMENT - 2.7%
Electrical Components & Equipment - 2.7%
AMETEK, Inc.	462,714	19,859,685
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Manufacturing Services - 0.4%
Mercury Systems, Inc. (a)(d)	379,705	3,314,825
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
CACI International, Inc. Class A (a)	55,600	3,747,440

	Shares	Value
METALS & MINING - 1.6%
Steel - 1.6%
Carpenter Technology Corp.	135,200	$ 7,269,704
Haynes International, Inc.	105,352	4,659,719
		11,929,423
TOTAL COMMON STOCKS (Cost $538,447,656)		723,796,228
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.10% (b)	20,984,650	20,984,650
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	925	925
TOTAL MONEY MARKET FUNDS (Cost $20,985,575)		20,985,575
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $559,433,231)		744,781,803
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,481,423
NET ASSETS - 100%		$ 746,263,226
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,011
Fidelity Securities Lending Cash Central Fund	24,837
Total	$ 38,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
United Kingdom	11.4%
France	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $873) - See accompanying schedule: Unaffiliated issuers (cost $538,447,656)	$ 723,796,228
Fidelity Central Funds (cost $20,985,575)	20,985,575
Total Investments (cost $559,433,231)		$ 744,781,803
Receivable for fund shares sold		780,088
Dividends receivable		1,916,209
Distributions receivable from Fidelity Central Funds		1,655
Prepaid expenses		8,237
Receivable from investment adviser for expense reductions		337
Other receivables		1,756
Total assets		747,490,085

Liabilities
Payable for fund shares redeemed	$ 698,338
Accrued management fee	351,720
Transfer agent fee payable	129,637
Other affiliated payables	22,233
Other payables and accrued expenses	24,006
Collateral on securities loaned, at value	925
Total liabilities		1,226,859

Net Assets		$ 746,263,226
Net Assets consist of:
Paid in capital		$ 531,901,118
Undistributed net investment income		2,818,767
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,194,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,349,285
Net Assets, for 7,067,571 shares outstanding		$ 746,263,226
Net Asset Value, offering price and redemption price per share ($746,263,226 ÷ 7,067,571 shares)		$ 105.59

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,576,905
Income from Fidelity Central Funds		38,848
Total income		5,615,753

Expenses
Management fee	$ 1,881,505
Transfer agent fees	730,659
Accounting and security lending fees	122,085
Custodian fees and expenses	8,561
Independent trustees' compensation	3,795
Registration fees	27,672
Audit	18,109
Legal	589
Miscellaneous	4,141
Total expenses before reductions	2,797,116
Expense reductions	(5,001)	2,792,115
Net investment income (loss)		2,823,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,008,539
Foreign currency transactions	10,182
Total net realized gain (loss)		29,018,721
Change in net unrealized appreciation (depreciation) on: Investment securities	64,843,730
Assets and liabilities in foreign currencies	713
Total change in net unrealized appreciation (depreciation)		64,844,443
Net gain (loss)		93,863,164
Net increase (decrease) in net assets resulting from operations		$ 96,686,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,823,638	$ 8,732,231
Net realized gain (loss)	29,018,721	6,400,550
Change in net unrealized appreciation (depreciation)	64,844,443	32,785,011
Net increase (decrease) in net assets resulting from operations	96,686,802	47,917,792
Distributions to shareholders from net investment income	(1,054,825)	(8,717,067)
Distributions to shareholders from net realized gain	(4,278,665)	(1,406,058)
Total distributions	(5,333,490)	(10,123,125)
Share transactions Proceeds from sales of shares	135,351,273	121,232,601
Reinvestment of distributions	5,169,610	9,789,696
Cost of shares redeemed	(92,475,113)	(243,116,903)
Net increase (decrease) in net assets resulting from share transactions	48,045,770	(112,094,606)
Redemption fees	4,867	4,868
Total increase (decrease) in net assets	139,403,949	(74,295,071)

Net Assets
Beginning of period	606,859,277	681,154,348
End of period (including undistributed net investment income of $2,818,767 and undistributed net investment income of $1,049,954, respectively)	$ 746,263,226	$ 606,859,277
Other Information Shares
Sold	1,326,283	1,438,094
Issued in reinvestment of distributions	53,240	113,226
Redeemed	(927,345)	(2,854,335)
Net increase (decrease)	452,178	(1,303,015)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 91.73	$ 86.02	$ 78.21	$ 62.05	$ 38.96	$ 79.93
Income from Investment Operations
Net investment income (loss)	.42	1.17 H	.56	.42	.73 I	.58
Net realized and unrealized gain (loss) D	14.25	5.94	7.87	16.17	23.32	(36.29)
Total from investment operations	14.67	7.11	8.43	16.59	24.05	(35.71)
Distributions from net investment income	(.16)	(1.21)	(.51)	(.43)	(.96)	(.51)
Distributions from net realized gain	(.65)	(.19)	(.12)	-	-	(4.75)
Total distributions	(.81)	(1.40)	(.62) G	(.43)	(.96)	(5.26)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 105.59	$ 91.73	$ 86.02	$ 78.21	$ 62.05	$ 38.96
Total Return B, C	16.07%	8.37%	10.87%	26.79%	62.05%	(47.61)%
Ratios to Average Net Assets E, J
Expenses before reductions	.82% A	.84%	.86%	.88%	.95%	.88%
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.88%	.95%	.88%
Expenses net of all reductions	.82% A	.83%	.86%	.88%	.94%	.88%
Net investment income (loss)	.83% A	1.39% H	.72%	.62%	1.39% I	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,263	$ 606,859	$ 681,154	$ 677,961	$ 609,095	$ 436,291
Portfolio turnover rate F	47% A	56%	56%	43%	70%	58%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GTotal distributions of $.623 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Danaher Corp.	8.3	9.5
Emerson Electric Co.	7.2	8.4
Air Products & Chemicals, Inc.	5.4	5.6
Ecolab, Inc.	4.9	4.7
Eaton Corp. PLC	4.6	4.1
Ashland, Inc.	4.5	4.5
Iberdrola SA	4.3	4.7
Stericycle, Inc.	4.2	4.6
Republic Services, Inc.	4.1	5.6
Ingersoll-Rand PLC	3.9	4.2
	51.4
Top Industries (% of fund's net assets)
As of August 31, 2013
Energy Efficiency	29.8%
Water Infrastructure & Technologies	20.4%
Waste Management & Technologies	16.1%
Renewable & Alternative Energy	14.3%
Environmental Support Services	12.7%
All Others*	6.7%

As of February 28, 2013
Energy Efficiency	35.7%
Water Infrastructure & Technologies	20.6%
Waste Management & Technologies	18.6%
Environmental Support Services	14.3%
Renewable & Alternative Energy	9.3%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Environment and Alternative Energy Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Energy Efficiency - 29.4%
Buildings Energy Efficiency - 10.3%
Cree, Inc. (a)	15,000	$ 832,350
Ingersoll-Rand PLC	52,200	3,087,108
Johnson Controls, Inc.	69,700	2,824,941
Owens Corning (a)	27,000	1,010,880
Zumtobel AG	28,000	348,302
TOTAL BUILDINGS ENERGY EFFICIENCY		8,103,581
Diversified Energy Efficiency - 0.9%
Corning, Inc.	52,900	742,716
Industrial Energy Efficiency - 1.2%
ON Semiconductor Corp. (a)	134,000	970,160
Power Network Efficiency - 17.0%
Eaton Corp. PLC	56,800	3,596,576
Emerson Electric Co.	94,000	5,674,780
Hubbell, Inc. Class B	28,000	2,838,080
Itron, Inc. (a)	13,700	513,202
Quanta Services, Inc. (a)	29,400	768,516
TOTAL POWER NETWORK EFFICIENCY		13,391,154
TOTAL ENERGY EFFICIENCY		23,207,611
Environmental Support Services - 12.7%
Diversified Environmental - 8.8%
Air Products & Chemicals, Inc.	41,200	4,208,168
Parker Hannifin Corp.	27,200	2,718,640
TOTAL DIVERSIFIED ENVIRONMENTAL		6,926,808
Environmental Consultancies - 3.9%
AECOM Technology Corp. (a)	20,700	602,991
Jacobs Engineering Group, Inc. (a)	36,700	2,138,876
Tetra Tech, Inc. (a)	13,000	296,140
TOTAL ENVIRONMENTAL CONSULTANCIES		3,038,007
TOTAL ENVIRONMENTAL SUPPORT SERVICES		9,964,815
Pollution Control - 1.5%
Pollution Control Solutions - 1.5%
Tenneco, Inc. (a)	26,100	1,203,993
Renewable & Alternative Energy - 14.3%
Biofuels - 0.3%
Amyris, Inc. (a)(d)	106,700	273,152
Renewable Energy Developers and Independent Power Producers (IPPs) - 13.3%
Bunge Ltd.	20,400	1,545,912
Cummins, Inc.	6,600	813,120

	Shares	Value
Delphi Automotive PLC	7,300	$ 401,646
EDP Renovaveis SA	151,619	759,868
Empresa Nacional de Electricidad SA sponsored ADR (d)	12,300	493,599
Iberdrola SA	633,020	3,356,563
Pentair Ltd.	42,400	2,548,664
SunEdison, Inc. (a)	58,500	430,560
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		10,349,932
Solar Energy Generation Equipment - 0.7%
GT Advanced Technologies, Inc. (a)(d)	89,200	576,232
TOTAL RENEWABLE & ALTERNATIVE ENERGY		11,199,316
Waste Management & Technologies - 16.1%
General Waste Management - 5.4%
Republic Services, Inc.	100,300	3,260,753
Waste Connections, Inc.	25,200	1,067,472
TOTAL GENERAL WASTE MANAGEMENT		4,328,225
Hazardous Waste Management - 6.4%
Clean Harbors, Inc. (a)	20,000	1,136,600
Stericycle, Inc. (a)	29,400	3,309,264
US Ecology, Inc.	19,300	542,137
TOTAL HAZARDOUS WASTE MANAGEMENT		4,988,001
Recycling and Value Added Waste Processing - 4.3%
Commercial Metals Co.	59,400	883,872
Covanta Holding Corp.	70,700	1,493,891
Interface, Inc.	29,400	519,204
Schnitzer Steel Industries, Inc. Class A	19,100	482,275
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		3,379,242
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,695,468
Water Infrastructure & Technologies - 20.4%
Water Infrastructure - 2.7%
Aegion Corp. (a)	48,000	1,027,200
Xylem, Inc.	45,300	1,122,534
TOTAL WATER INFRASTRUCTURE		2,149,734
Water Treatment Equipment - 17.7%
Ashland, Inc.	40,000	3,488,400
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Treatment Equipment - continued
Danaher Corp.	100,000	$ 6,552,001
Ecolab, Inc.	42,100	3,845,835
TOTAL WATER TREATMENT EQUIPMENT		13,886,236
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		16,035,970
TOTAL COMMON STOCKS (Cost $62,691,713)		74,307,173
Convertible Bonds - 0.4%

Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $312,414)	312,414	312,414
Cash Equivalents - 6.7%

Fidelity Cash Central Fund, 0.10% (b)	4,027,830	4,027,830
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,224,800	1,224,800
TOTAL CASH EQUIVALENTS (Cost $5,252,630)		5,252,630
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $68,256,757)	79,872,217
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(1,193,650)
NET ASSETS - 100%	$ 78,678,567
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $312,414 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 312,414
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 722
Fidelity Securities Lending Cash Central Fund	16,322
Total	$ 17,044
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 74,307,173	$ 74,307,173	$ -	$ -
Convertible Bonds	312,414	-	-	312,414
Money Market Funds	5,252,630	5,252,630	-	-
Total Investments in Securities:	$ 79,872,217	$ 79,559,803	$ -	$ 312,414
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.7%
Ireland	8.5%
Spain	5.3%
Bermuda	2.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,170,520) - See accompanying schedule: Unaffiliated issuers (cost $63,004,127)	$ 74,619,587
Fidelity Central Funds (cost $5,252,630)	5,252,630
Total Investments (cost $68,256,757)		$ 79,872,217
Receivable for fund shares sold		169,192
Dividends receivable		92,939
Interest receivable		16,660
Distributions receivable from Fidelity Central Funds		2,748
Prepaid expenses		839
Receivable from investment adviser for expense reductions		242
Other receivables		97
Total assets		80,154,934

Liabilities
Payable for fund shares redeemed	$ 174,861
Accrued management fee	36,243
Other affiliated payables	21,536
Other payables and accrued expenses	18,927
Collateral on securities loaned, at value	1,224,800
Total liabilities		1,476,367

Net Assets		$ 78,678,567
Net Assets consist of:
Paid in capital		$ 73,109,725
Undistributed net investment income		326,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,373,266)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,615,518
Net Assets, for 3,968,950 shares outstanding		$ 78,678,567
Net Asset Value, offering price and redemption price per share ($78,678,567 ÷ 3,968,950 shares)		$ 19.82

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 694,842
Interest		14,679
Income from Fidelity Central Funds		17,044
Total income		726,565

Expenses
Management fee	$ 217,245
Transfer agent fees	117,365
Accounting and security lending fees	15,327
Custodian fees and expenses	3,735
Independent trustees' compensation	445
Registration fees	14,500
Audit	24,286
Legal	75
Miscellaneous	607
Total expenses before reductions	393,585
Expense reductions	(1,620)	391,965
Net investment income (loss)		334,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,026,616
Foreign currency transactions	26
Total net realized gain (loss)		5,026,642
Change in net unrealized appreciation (depreciation) on: Investment securities	1,566,562
Assets and liabilities in foreign currencies	146
Total change in net unrealized appreciation (depreciation)		1,566,708
Net gain (loss)		6,593,350
Net increase (decrease) in net assets resulting from operations		$ 6,927,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 334,600	$ 763,729
Net realized gain (loss)	5,026,642	179,273
Change in net unrealized appreciation (depreciation)	1,566,708	7,347,724
Net increase (decrease) in net assets resulting from operations	6,927,950	8,290,726
Distributions to shareholders from net investment income	(130,038)	(630,649)
Share transactions Proceeds from sales of shares	14,360,916	25,657,131
Reinvestment of distributions	124,255	608,268
Cost of shares redeemed	(24,623,208)	(29,853,602)
Net increase (decrease) in net assets resulting from share transactions	(10,138,037)	(3,588,203)
Redemption fees	839	2,483
Total increase (decrease) in net assets	(3,339,286)	4,074,357

Net Assets
Beginning of period	82,017,853	77,943,496
End of period (including undistributed net investment income of $326,590 and undistributed net investment income of $122,028, respectively)	$ 78,678,567	$ 82,017,853
Other Information Shares
Sold	734,516	1,538,263
Issued in reinvestment of distributions	6,659	36,928
Redeemed	(1,298,363)	(1,825,673)
Net increase (decrease)	(557,188)	(250,482)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.12	$ 16.32	$ 19.19	$ 14.94	$ 10.94	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.08	.18	.20	.10	.11	.06
Net realized and unrealized gain (loss)	1.65	1.77	(2.88)	4.22	4.03	(6.76)
Total from investment operations	1.73	1.95	(2.68)	4.32	4.14	(6.70)
Distributions from net investment income	(.03)	(.15)	(.19)	(.07)	(.14)	(.07)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.82	$ 18.12	$ 16.32	$ 19.19	$ 14.94	$ 10.94
Total Return B, C	9.56%	12.02%	(13.92)%	28.96%	37.77%	(37.88)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00% A	.99%	1.01%	1.08%	1.08%	1.06%
Expenses net of fee waivers, if any	1.00% A	.99%	1.01%	1.08%	1.08%	1.06%
Expenses net of all reductions	1.00% A	.97%	1.00%	1.07%	1.08%	1.06%
Net investment income (loss)	.85% A	1.10%	1.15%	.59%	.82%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,679	$ 82,018	$ 77,943	$ 96,864	$ 47,186	$ 39,004
Portfolio turnover rate F	22% A	54%	183%	190%	132%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.2	16.9
United Technologies Corp.	7.7	7.2
Caterpillar, Inc.	5.1	5.2
Danaher Corp.	4.7	2.6
Precision Castparts Corp.	4.2	2.0
Eaton Corp. PLC	3.4	0.0
Illinois Tool Works, Inc.	3.0	3.6
Cummins, Inc.	2.7	3.9
The Boeing Co.	2.5	0.2
Ingersoll-Rand PLC	2.4	2.6
	49.9
Top Industries (% of fund's net assets)
As of August 31, 2013
Machinery	27.3%
Aerospace & Defense	21.9%
Industrial Conglomerates	20.9%
Electrical Equipment	13.8%
Trading Companies & Distributors	4.8%
All Others*	11.3%

As of February 28, 2013
Machinery	31.3%
Industrial Conglomerates	24.7%
Aerospace & Defense	18.3%
Electrical Equipment	10.7%
Construction & Engineering	3.2%
All Others*	11.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AEROSPACE & DEFENSE - 21.9%
Aerospace & Defense - 21.9%
Honeywell International, Inc.	104,400	$ 8,307,108
Meggitt PLC	437,500	3,569,637
Precision Castparts Corp.	72,900	15,399,396
Rolls-Royce Group PLC	208,800	3,598,180
Teledyne Technologies, Inc. (a)	89,000	6,868,130
Textron, Inc.	201,600	5,431,104
The Boeing Co.	89,500	9,300,840
United Technologies Corp.	287,000	28,728,700
		81,203,095
AIRLINES - 0.3%
Airlines - 0.3%
Copa Holdings SA Class A	7,500	980,850
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Johnson Controls, Inc.	112,100	4,543,413
CHEMICALS - 0.5%
Commodity Chemicals - 0.5%
Cabot Corp.	44,000	1,759,560
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
Argan, Inc.	73,000	1,295,750
URS Corp.	153,200	7,586,464
		8,882,214
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
H&R Block, Inc.	104,500	2,916,595
ELECTRICAL EQUIPMENT - 13.8%
Electrical Components & Equipment - 12.7%
AMETEK, Inc.	140,250	6,019,530
Eaton Corp. PLC	201,300	12,746,316
Generac Holdings, Inc.	44,400	1,757,796
Hubbell, Inc. Class B	65,100	6,598,536
Regal-Beloit Corp.	101,828	6,486,444
Rockwell Automation, Inc.	73,400	7,136,682
Roper Industries, Inc.	52,600	6,506,620
		47,251,924
Heavy Electrical Equipment - 1.1%
AZZ, Inc.	103,800	3,896,652
TOTAL ELECTRICAL EQUIPMENT		51,148,576
INDUSTRIAL CONGLOMERATES - 20.9%
Industrial Conglomerates - 20.9%
3M Co.	66,300	7,530,354

	Shares	Value
Danaher Corp.	267,600	$ 17,533,152
General Electric Co.	2,265,255	52,418,000
		77,481,506
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	7,700	1,783,976
MACHINERY - 27.3%
Construction & Farm Machinery & Heavy Trucks - 16.2%
Caterpillar, Inc.	227,200	18,753,088
Cummins, Inc.	81,800	10,077,760
Joy Global, Inc.	53,700	2,637,744
KION Group AG (a)	73,100	2,850,072
Manitowoc Co., Inc.	409,500	8,181,810
Terex Corp. (a)	157,500	4,567,500
Toro Co.	38,100	2,012,061
WABCO Holdings, Inc. (a)	50,100	3,907,299
Wabtec Corp.	118,200	6,917,064
		59,904,398
Industrial Machinery - 11.1%
Blount International, Inc. (a)	59,800	694,278
Global Brass & Copper Holdings, Inc.	226,900	4,481,275
Harsco Corp.	173,900	4,091,867
Hurco Companies, Inc.	43,600	1,199,436
Illinois Tool Works, Inc.	156,300	11,170,761
Ingersoll-Rand PLC	150,100	8,876,914
Metka SA	50,599	666,067
Nordson Corp.	26,500	1,766,225
Pall Corp.	41,400	2,862,396
Standex International Corp.	22,200	1,185,258
Sun Hydraulics Corp.	40,100	1,228,664
Timken Co.	55,500	3,111,330
		41,334,471
TOTAL MACHINERY		101,238,869
PROFESSIONAL SERVICES - 2.4%
Human Resource & Employment Services - 0.5%
Towers Watson & Co.	22,000	1,809,500
Research & Consulting Services - 1.9%
CBIZ, Inc. (a)	247,100	1,692,635
Dun & Bradstreet Corp.	52,600	5,232,648
		6,925,283
TOTAL PROFESSIONAL SERVICES		8,734,783
TRADING COMPANIES & DISTRIBUTORS - 4.8%
Trading Companies & Distributors - 4.8%
DXP Enterprises, Inc. (a)	42,300	2,875,554
Houston Wire & Cable Co.	137,234	1,718,170
MSC Industrial Direct Co., Inc. Class A	24,100	1,831,600
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	47,800	$ 4,292,440
WESCO International, Inc. (a)	98,000	7,229,460
		17,947,224
TOTAL COMMON STOCKS (Cost $297,630,601)		358,620,661
Nonconvertible Preferred Stocks - 0.9%

AUTOMOBILES - 0.9%
Automobile Manufacturers - 0.9%
Volkswagen AG (Cost $3,132,811)	15,200	3,457,331
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $8,474,327)	8,474,327	$ 8,474,327
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $309,237,739)		370,552,319
NET OTHER ASSETS (LIABILITIES) - 0.0%		65,384
NET ASSETS - 100%		$ 370,617,703
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,097
Fidelity Securities Lending Cash Central Fund	3,394
Total	$ 8,491
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Ireland	5.8%
United Kingdom	2.0%
Germany	1.7%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $300,763,412)	$ 362,077,992
Fidelity Central Funds (cost $8,474,327)	8,474,327
Total Investments (cost $309,237,739)		$ 370,552,319
Receivable for fund shares sold		32,141
Dividends receivable		512,226
Distributions receivable from Fidelity Central Funds		647
Prepaid expenses		4,070
Receivable from investment adviser for expense reductions		54
Other receivables		15,092
Total assets		371,116,549

Liabilities
Payable for fund shares redeemed	$ 241,183
Accrued management fee	171,914
Transfer agent fee payable	49,695
Other affiliated payables	12,085
Other payables and accrued expenses	23,969
Total liabilities		498,846

Net Assets		$ 370,617,703
Net Assets consist of:
Paid in capital		$ 284,954,517
Undistributed net investment income		1,326,853
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,024,157
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,312,176
Net Assets, for 8,942,111 shares outstanding		$ 370,617,703
Net Asset Value, offering price and redemption price per share ($370,617,703 ÷ 8,942,111 shares)		$ 41.45

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,758,452
Income from Fidelity Central Funds		8,491
Total income		2,766,943

Expenses
Management fee	$ 999,973
Transfer agent fees	310,861
Accounting and security lending fees	70,307
Custodian fees and expenses	9,345
Independent trustees' compensation	2,016
Registration fees	18,975
Audit	21,553
Legal	290
Miscellaneous	1,585
Total expenses before reductions	1,434,905
Expense reductions	(11,761)	1,423,144
Net investment income (loss)		1,343,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $14,841)	26,387,087
Foreign currency transactions	888
Total net realized gain (loss)		26,387,975
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,249,091)
Assets and liabilities in foreign currencies	(2,557)
Total change in net unrealized appreciation (depreciation)		(11,251,648)
Net gain (loss)		15,136,327
Net increase (decrease) in net assets resulting from operations		$ 16,480,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,343,799	$ 3,932,990
Net realized gain (loss)	26,387,975	2,856,090
Change in net unrealized appreciation (depreciation)	(11,251,648)	21,839,938
Net increase (decrease) in net assets resulting from operations	16,480,126	28,629,018
Distributions to shareholders from net investment income	(565,297)	(3,820,438)
Distributions to shareholders from net realized gain	-	(33,809)
Total distributions	(565,297)	(3,854,247)
Share transactions Proceeds from sales of shares	54,525,267	107,872,573
Reinvestment of distributions	559,407	3,805,295
Cost of shares redeemed	(70,332,866)	(118,178,190)
Net increase (decrease) in net assets resulting from share transactions	(15,248,192)	(6,500,322)
Redemption fees	147	2,455
Total increase (decrease) in net assets	666,784	18,276,904

Net Assets
Beginning of period	369,950,919	351,674,015
End of period (including undistributed net investment income of $1,326,853 and undistributed net investment income of $548,351, respectively)	$ 370,617,703	$ 369,950,919
Other Information Shares
Sold	1,338,038	2,933,692
Issued in reinvestment of distributions	14,048	103,978
Redeemed	(1,755,587)	(3,361,719)
Net increase (decrease)	(403,501)	(324,049)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.59	$ 36.37	$ 36.16	$ 26.16	$ 13.98	$ 32.45
Income from Investment Operations
Net investment income (loss) D	.15	.45	.28	.26	.19	.33
Net realized and unrealized gain (loss)	1.77	3.22	.29	9.89	12.22	(17.96)
Total from investment operations	1.92	3.67	.57	10.15	12.41	(17.63)
Distributions from net investment income	(.06)	(.45)	(.26)	(.15)	(.23)	(.34)
Distributions from net realized gain	-	-	(.10)	-	-	(.50)
Total distributions	(.06)	(.45)	(.36)	(.15)	(.23)	(.84)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.45	$ 39.59	$ 36.37	$ 36.16	$ 26.16	$ 13.98
Total Return B, C	4.86%	10.19%	1.66%	38.87%	89.06%	(55.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.82%	.84%	.89%	.95%	.90%
Expenses net of fee waivers, if any	.79% A	.82%	.84%	.89%	.95%	.90%
Expenses net of all reductions	.79% A	.81%	.84%	.88%	.94%	.90%
Net investment income (loss)	.74% A	1.25%	.85%	.85%	.87%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,618	$ 369,951	$ 351,674	$ 362,671	$ 120,368	$ 47,260
Portfolio turnover rate F	104% A	69%	101%	82%	74%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	11.9	13.9
United Technologies Corp.	6.8	6.2
Danaher Corp.	5.7	3.8
Union Pacific Corp.	4.5	1.4
Honeywell International, Inc.	4.0	3.2
Caterpillar, Inc.	3.5	0.0
Eaton Corp. PLC	2.9	2.8
Precision Castparts Corp.	2.8	1.8
Cummins, Inc.	2.4	2.9
Johnson Controls, Inc.	2.0	0.8
	46.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Machinery	30.5%
Industrial Conglomerates	17.6%
Aerospace & Defense	16.2%
Electrical Equipment	7.9%
Professional Services	6.8%
All Others*	21.0%

As of February 28, 2013
Machinery	27.3%
Industrial Conglomerates	22.9%
Aerospace & Defense	16.6%
Professional Services	7.7%
Electrical Equipment	7.6%
All Others*	17.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Industrials Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 16.2%
Aerospace & Defense - 16.2%
Honeywell International, Inc.	504,129	$ 40,113,545
Precision Castparts Corp.	131,306	27,737,079
Teledyne Technologies, Inc. (a)	174,922	13,498,731
Textron, Inc.	440,199	11,858,961
United Technologies Corp.	684,485	68,516,949
		161,725,265
AIR FREIGHT & LOGISTICS - 1.2%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	220,304	12,528,688
AUTO COMPONENTS - 2.0%
Auto Parts & Equipment - 2.0%
Johnson Controls, Inc.	492,140	19,946,434
BUILDING PRODUCTS - 1.5%
Building Products - 1.5%
A.O. Smith Corp.	349,296	14,687,897
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	4,617,874	46
		14,687,943
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Environmental & Facility Services - 2.2%
Republic Services, Inc.	53,498	1,739,220
Stericycle, Inc. (a)	63,814	7,182,904
Waste Connections, Inc.	313,613	13,284,647
		22,206,771
CONSTRUCTION & ENGINEERING - 3.0%
Construction & Engineering - 3.0%
Chicago Bridge & Iron Co. NV	57,650	3,449,200
EMCOR Group, Inc.	208,942	7,854,130
URS Corp.	375,406	18,590,105
		29,893,435
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 7.9%
AMETEK, Inc.	237,112	10,176,847
Eaton Corp. PLC	452,749	28,668,067
Generac Holdings, Inc.	221,410	8,765,622
Hubbell, Inc. Class B	182,558	18,504,079
Rockwell Automation, Inc.	135,600	13,184,388
		79,299,003
INDUSTRIAL CONGLOMERATES - 17.6%
Industrial Conglomerates - 17.6%
Danaher Corp.	868,183	56,883,350
General Electric Co.	5,175,010	119,749,729
		176,633,079

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	22,661	$ 5,250,219
MACHINERY - 30.5%
Construction & Farm Machinery & Heavy Trucks - 11.4%
Caterpillar, Inc.	429,800	35,475,692
Cummins, Inc.	194,113	23,914,722
Manitowoc Co., Inc.	823,292	16,449,374
Oshkosh Truck Corp. (a)	149,242	6,703,951
PACCAR, Inc.	121,059	6,489,973
Toro Co.	177,386	9,367,755
Wabtec Corp.	267,900	15,677,508
		114,078,975
Industrial Machinery - 19.1%
Donaldson Co., Inc.	210,349	7,412,699
Dover Corp.	178,684	15,197,074
GEA Group AG	219,604	8,878,430
Graco, Inc.	177,213	12,314,531
Harsco Corp.	439,355	10,338,023
IDEX Corp.	213,885	12,698,352
Ingersoll-Rand PLC	230,917	13,656,431
ITT Corp.	167,460	5,501,061
Nordson Corp.	79,695	5,311,672
Pall Corp.	198,204	13,703,825
Parker Hannifin Corp.	197,237	19,713,838
Pentair Ltd.	305,417	18,358,616
Stanley Black & Decker, Inc.	194,577	16,589,635
Timken Co.	210,648	11,808,927
TriMas Corp. (a)	287,033	10,086,340
Valmont Industries, Inc.	73,701	9,946,687
		191,516,141
TOTAL MACHINERY		305,595,116
PROFESSIONAL SERVICES - 6.8%
Human Resource & Employment Services - 1.9%
Towers Watson & Co.	226,274	18,611,037
Research & Consulting Services - 4.9%
Dun & Bradstreet Corp.	182,580	18,163,058
Nielsen Holdings B.V. (d)	547,473	18,887,819
Verisk Analytics, Inc. (a)	193,248	12,016,161
		49,067,038
TOTAL PROFESSIONAL SERVICES		67,678,075
ROAD & RAIL - 5.9%
Railroads - 4.5%
Union Pacific Corp.	292,615	44,928,107
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 1.4%
Con-way, Inc.	53,549	$ 2,227,638
J.B. Hunt Transport Services, Inc.	161,657	11,639,304
		13,866,942
TOTAL ROAD & RAIL		58,795,049
TRADING COMPANIES & DISTRIBUTORS - 4.0%
Trading Companies & Distributors - 4.0%
Applied Industrial Technologies,Inc.	68,697	3,271,351
W.W. Grainger, Inc.	49,700	12,293,295
Watsco, Inc.	112,229	10,078,164
WESCO International, Inc. (a)	193,388	14,266,233
		39,909,043
TOTAL COMMON STOCKS (Cost $798,299,025)		994,148,120
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,336,292	1,336,292
8% 12/6/14 (e)	1,456,502	1,456,502
8% 3/28/16 (e)	119,403	119,403
TOTAL CONVERTIBLE BONDS (Cost $2,912,151)		2,912,197
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	4,742,624	$ 4,742,624
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	19,281,750	19,281,750
TOTAL MONEY MARKET FUNDS (Cost $24,024,374)		24,024,374
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $825,235,550)		1,021,084,691
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(20,471,525)
NET ASSETS - 100%		$ 1,000,613,166
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,912,243 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 46
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,336,292
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,456,502
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 119,357
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,792
Fidelity Securities Lending Cash Central Fund	10,186
Total	$ 24,978
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 994,148,120	$ 994,148,074	$ -	$ 46
Convertible Bonds	2,912,197	-	-	2,912,197
Money Market Funds	24,024,374	24,024,374	-	-
Total Investments in Securities:	$ 1,021,084,691	$ 1,018,172,448	$ -	$ 2,912,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,871,500) - See accompanying schedule: Unaffiliated issuers (cost $801,211,176)	$ 997,060,317
Fidelity Central Funds (cost $24,024,374)	24,024,374
Total Investments (cost $825,235,550)		$ 1,021,084,691
Receivable for investments sold		5,671,191
Receivable for fund shares sold		477,363
Dividends receivable		1,597,631
Interest receivable		152,019
Distributions receivable from Fidelity Central Funds		2,275
Prepaid expenses		11,457
Receivable from investment adviser for expense reductions		84
Other receivables		2,404
Total assets		1,028,999,115

Liabilities
Payable for investments purchased	$ 7,474,305
Payable for fund shares redeemed	917,134
Accrued management fee	474,298
Other affiliated payables	203,371
Other payables and accrued expenses	35,091
Collateral on securities loaned, at value	19,281,750
Total liabilities		28,385,949

Net Assets		$ 1,000,613,166
Net Assets consist of:
Paid in capital		$ 768,968,793
Undistributed net investment income		3,759,658
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,035,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,848,899
Net Assets, for 33,971,902 shares outstanding		$ 1,000,613,166
Net Asset Value, offering price and redemption price per share ($1,000,613,166 ÷ 33,971,902 shares)		$ 29.45

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,521,873
Interest		131,391
Income from Fidelity Central Funds		24,978
Total income		7,678,242

Expenses
Management fee	$ 2,638,143
Transfer agent fees	1,028,580
Accounting and security lending fees	159,517
Custodian fees and expenses	15,298
Independent trustees' compensation	5,270
Registration fees	37,723
Audit	18,102
Legal	636
Interest	313
Miscellaneous	3,674
Total expenses before reductions	3,907,256
Expense reductions	(5,626)	3,901,630
Net investment income (loss)		3,776,612
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,471,027
Foreign currency transactions	1,433
Futures contracts	231,285
Total net realized gain (loss)		33,703,745
Change in net unrealized appreciation (depreciation) on: Investment securities	31,210,641
Assets and liabilities in foreign currencies	(242)
Futures contracts	(304,345)
Total change in net unrealized appreciation (depreciation)		30,906,054
Net gain (loss)		64,609,799
Net increase (decrease) in net assets resulting from operations		$ 68,386,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,776,612	$ 6,795,068
Net realized gain (loss)	33,703,745	26,422,065
Change in net unrealized appreciation (depreciation)	30,906,054	69,168,250
Net increase (decrease) in net assets resulting from operations	68,386,411	102,385,383
Distributions to shareholders from net investment income	(1,411,787)	(6,549,531)
Distributions to shareholders from net realized gain	(22,949,732)	(4,823,532)
Total distributions	(24,361,519)	(11,373,063)
Share transactions Proceeds from sales of shares	214,648,072	353,142,093
Reinvestment of distributions	23,831,358	11,164,393
Cost of shares redeemed	(155,169,959)	(133,203,317)
Net increase (decrease) in net assets resulting from share transactions	83,309,471	231,103,169
Redemption fees	12,559	6,726
Total increase (decrease) in net assets	127,346,922	322,122,215

Net Assets
Beginning of period	873,266,244	551,144,029
End of period (including undistributed net investment income of $3,759,658 and undistributed net investment income of $1,394,833, respectively)	$ 1,000,613,166	$ 873,266,244
Other Information Shares
Sold	7,443,908	13,820,565
Issued in reinvestment of distributions	853,253	446,984
Redeemed	(5,469,811)	(5,442,107)
Net increase (decrease)	2,827,350	8,825,442

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 28.04	$ 24.69	$ 25.24	$ 18.39	$ 10.12	$ 20.50
Income from Investment Operations
Net investment income (loss) D	.11	.28	.19	.15	.11	.18
Net realized and unrealized gain (loss)	2.04	3.54	.01	6.80	8.27	(10.35)
Total from investment operations	2.15	3.82	.20	6.95	8.38	(10.17)
Distributions from net investment income	(.04)	(.26)	(.13)	(.10)	(.11)	(.15)
Distributions from net realized gain	(.70)	(.21)	(.62)	-	-	(.06)
Total distributions	(.74)	(.47)	(.75)	(.10)	(.11)	(.21)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 29.45	$ 28.04	$ 24.69	$ 25.24	$ 18.39	$ 10.12
Total Return B, C	7.82%	15.71%	.94%	37.85%	82.95%	(49.92)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.87%	.90%	.97%	1.00%
Expenses net of fee waivers, if any	.82% A	.85%	.87%	.90%	.97%	1.00%
Expenses net of all reductions	.82% A	.84%	.86%	.90%	.97%	.99%
Net investment income (loss)	.79% A	1.13%	.83%	.69%	.71%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000,613	$ 873,266	$ 551,144	$ 572,451	$ 253,287	$ 83,542
Portfolio turnover rate F	65% A	75%	102%	80%	106%	132%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	20.0	18.5
United Parcel Service, Inc. Class B	16.7	18.4
Delta Air Lines, Inc.	6.9	3.4
FedEx Corp.	6.0	7.5
CSX Corp.	4.2	3.4
Norfolk Southern Corp.	3.7	3.9
Spirit Airlines, Inc.	3.3	0.7
J.B. Hunt Transport Services, Inc.	2.9	3.1
United Continental Holdings, Inc.	2.5	2.4
Scorpio Tankers, Inc.	2.0	1.0
	68.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Road & Rail	42.4%
Air Freight & Logistics	27.2%
Airlines	17.9%
Machinery	2.1%
Oil, Gas & Consumable Fuels	2.0%
All Others*	8.4%

As of February 28, 2013
Road & Rail	38.5%
Air Freight & Logistics	32.3%
Airlines	14.6%
Aerospace & Defense	2.4%
Machinery	1.7%
All Others*	10.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Transportation Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
AEROSPACE & DEFENSE - 0.9%
Aerospace & Defense - 0.9%
Ducommun, Inc. (a)	45,900	$ 1,200,285
Rockwell Collins, Inc.	21,500	1,521,555
		2,721,840
AIR FREIGHT & LOGISTICS - 27.2%
Air Freight & Logistics - 27.2%
C.H. Robinson Worldwide, Inc.	101,796	5,789,139
Expeditors International of Washington, Inc.	21,000	851,760
FedEx Corp.	164,600	17,671,456
Hub Group, Inc. Class A (a)	136,400	5,067,260
Park-Ohio Holdings Corp. (a)	46,670	1,613,382
United Parcel Service, Inc. Class B	574,300	49,148,594
		80,141,591
AIRLINES - 17.9%
Airlines - 17.9%
Alaska Air Group, Inc.	26,200	1,483,444
Dart Group PLC	498,017	1,950,666
Delta Air Lines, Inc.	1,025,002	20,223,289
Republic Airways Holdings, Inc. (a)	230,700	2,576,919
Ryanair Holdings PLC sponsored ADR	26,700	1,267,182
SkyWest, Inc.	210,100	2,708,189
Southwest Airlines Co.	124,400	1,593,564
Spirit Airlines, Inc. (a)	308,959	9,630,252
U.S. Airways Group, Inc. (a)	243,600	3,936,576
United Continental Holdings, Inc. (a)	253,836	7,224,173
		52,594,254
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Cosco International Holdings Ltd.	24,000	8,975
URS Corp.	49,800	2,466,096
		2,475,071
INSURANCE - 0.9%
Property & Casualty Insurance - 0.9%
Berkshire Hathaway, Inc. Class B (a)	22,900	2,546,938
MACHINERY - 2.1%
Construction & Farm Machinery & Heavy Trucks - 2.1%
ASL Marine Holdings Ltd.	1,299,200	672,211
Wabtec Corp.	91,400	5,348,728
		6,020,939
MARINE - 0.1%
Marine - 0.1%
Diana Shipping, Inc. (a)	25,100	272,586

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.0%
Oil & Gas Storage & Transport - 2.0%
Scorpio Tankers, Inc.	629,933	$ 5,940,268
ROAD & RAIL - 42.4%
Railroads - 28.6%
CSX Corp.	500,919	12,327,617
Genesee & Wyoming, Inc. Class A (a)	24,100	2,086,578
Norfolk Southern Corp.	152,600	11,011,616
Union Pacific Corp.	382,568	58,739,491
		84,165,302
Trucking - 13.8%
AMERCO	24,000	3,926,400
Con-way, Inc.	66,200	2,753,920
Contrans Group, Inc.:
(sub. vtg.) (a)(c)	12,800	127,599
Class A	387,900	3,866,847
J.B. Hunt Transport Services, Inc.	116,700	8,402,400
Landstar System, Inc.	82,700	4,519,555
Marten Transport Ltd.	196,400	3,474,316
Quality Distribution, Inc. (a)	626,926	5,748,911
Ryder System, Inc.	40,500	2,252,205
Swift Transporation Co. (a)	213,900	3,841,644
Universal Truckload Services, Inc.	74,400	1,874,880
		40,788,677
TOTAL ROAD & RAIL		124,953,979
TRANSPORTATION INFRASTRUCTURE - 0.8%
Airport Services - 0.8%
BBA Aviation PLC	254,300	1,213,399
Macquarie Infrastructure Co. LLC	21,200	1,139,288
		2,352,687
TOTAL COMMON STOCKS (Cost $213,472,115)		280,020,153
Convertible Bonds - 0.3%
Principal Amount
MARINE - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $863,172)	$ 1,020,000	965,175
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $11,879,212)	11,879,212	$ 11,879,212
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $226,214,499)	292,864,540
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,648,932
NET ASSETS - 100%	$ 294,513,472
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,599 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,335
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 280,020,153	$ 280,020,153	$ -	$ -
Convertible Bonds	965,175	-	965,175	-
Money Market Funds	11,879,212	11,879,212	-	-
Total Investments in Securities:	$ 292,864,540	$ 291,899,365	$ 965,175	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $214,335,287)	$ 280,985,328
Fidelity Central Funds (cost $11,879,212)	11,879,212
Total Investments (cost $226,214,499)		$ 292,864,540
Receivable for investments sold		3,622,551
Receivable for fund shares sold		129,610
Dividends receivable		958,434
Interest receivable		12,750
Distributions receivable from Fidelity Central Funds		1,129
Prepaid expenses		3,867
Receivable from investment adviser for expense reductions		52
Other receivables		102
Total assets		297,593,035

Liabilities
Payable for investments purchased	$ 1,157,445
Payable for fund shares redeemed	1,681,295
Accrued management fee	148,028
Other affiliated payables	71,703
Other payables and accrued expenses	21,092
Total liabilities		3,079,563

Net Assets		$ 294,513,472
Net Assets consist of:
Paid in capital		$ 218,657,968
Undistributed net investment income		1,062,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,143,091
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,649,952
Net Assets, for 4,678,976 shares outstanding		$ 294,513,472
Net Asset Value, offering price and redemption price per share ($294,513,472 ÷ 4,678,976 shares)		$ 62.94

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,246,755
Interest		79,459
Income from Fidelity Central Funds		11,335
Total income		2,337,549

Expenses
Management fee	$ 896,127
Transfer agent fees	368,626
Accounting fees and expenses	62,936
Custodian fees and expenses	8,166
Independent trustees' compensation	1,774
Registration fees	35,509
Audit	24,555
Legal	170
Miscellaneous	925
Total expenses before reductions	1,398,788
Expense reductions	(407)	1,398,381
Net investment income (loss)		939,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,432,459
Foreign currency transactions	(443)
Total net realized gain (loss)		8,432,016
Change in net unrealized appreciation (depreciation) on: Investment securities	18,612,658
Assets and liabilities in foreign currencies	(108)
Total change in net unrealized appreciation (depreciation)		18,612,550
Net gain (loss)		27,044,566
Net increase (decrease) in net assets resulting from operations		$ 27,983,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 939,168	$ 1,828,416
Net realized gain (loss)	8,432,016	10,688,301
Change in net unrealized appreciation (depreciation)	18,612,550	13,212,492
Net increase (decrease) in net assets resulting from operations	27,983,734	25,729,209
Distributions to shareholders from net investment income	(393,279)	(1,327,915)
Distributions to shareholders from net realized gain	(2,531,385)	(9,827,441)
Total distributions	(2,924,664)	(11,155,356)
Share transactions Proceeds from sales of shares	189,658,225	92,391,282
Reinvestment of distributions	2,851,698	10,805,999
Cost of shares redeemed	(136,027,939)	(117,466,819)
Net increase (decrease) in net assets resulting from share transactions	56,481,984	(14,269,538)
Redemption fees	16,381	4,424
Total increase (decrease) in net assets	81,557,435	308,739

Net Assets
Beginning of period	212,956,037	212,647,298
End of period (including undistributed net investment income of $1,062,461 and undistributed net investment income of $516,572, respectively)	$ 294,513,472	$ 212,956,037
Other Information Shares
Sold	3,130,902	1,719,810
Issued in reinvestment of distributions	47,831	208,394
Redeemed	(2,187,594)	(2,251,011)
Net increase (decrease)	991,139	(322,807)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.75	$ 53.02	$ 56.26	$ 42.01	$ 23.89	$ 44.34
Income from Investment Operations
Net investment income (loss) D	.18	.51	.26	.27	.29	.29
Net realized and unrealized gain (loss)	5.54	7.59	(.34)	14.13	18.21	(19.29)
Total from investment operations	5.72	8.10	(.08)	14.40	18.50	(19.00)
Distributions from net investment income	(.07)	(.41)	(.17)	(.17)	(.36)	(.25)
Distributions from net realized gain	(.46)	(2.96)	(2.99)	-	(.02)	(1.21)
Total distributions	(.53)	(3.37)	(3.16)	(.17)	(.38)	(1.46)
Redemption fees added to paid in capital D	- I	- I	- I	.02	- I	.01
Net asset value, end of period	$ 62.94	$ 57.75	$ 53.02	$ 56.26	$ 42.01	$ 23.89
Total Return B, C	9.95%	16.10%	.16%	34.32%	77.62%	(44.20)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.88%	.90%	1.03%	1.03%
Expenses net of fee waivers, if any	.86% A	.89%	.88%	.90%	1.03%	1.03%
Expenses net of all reductions	.86% A	.86%	.87%	.90%	1.00%	1.03%
Net investment income (loss)	.58% A	.98%	.49%	.53%	.90%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,513	$ 212,956	$ 212,647	$ 467,230	$ 107,842	$ 79,705
Portfolio turnover rate F	79% A	47%	82%	114%	265%	81%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Industrial Equipment Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Air Transportation Portfolio	$ 92,656,853	$ 29,207,872	$ (866,501)	$ 28,341,371
Defense and Aerospace Portfolio	560,513,114	188,041,662	(3,772,973)	184,268,689
Environment and Alternative Energy Portfolio	69,043,638	14,493,206	(3,664,627)	10,828,579
Industrial Equipment Portfolio	309,767,606	65,392,022	(4,607,309)	60,784,713
Industrials Portfolio	826,553,633	200,245,262	(5,714,204)	194,531,058
Transportation Portfolio	226,376,421	68,225,937	(1,737,818)	66,488,119

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration 2018	Total with expiration
Environment and Alternative Energy Portfolio	$ (6,465,946)	$ (6,465,946)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Environment and Alternative Energy Portfolio	$ (3,902,668)	$ (221,727)	$ (4,124,395)	$ (10,590,341)
Industrial Equipment Portfolio	(2,451,954)	(453,226)	(2,905,180)	(2,905,180)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Industrials Portfolio's (the Fund) investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments(variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $231,285 and a change in net unrealized appreciation (depreciation) of $(304,345) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	85,673,236	67,282,352
Defense and Aerospace Portfolio	202,150,434	153,784,710
Environment and Alternative Energy Portfolio	8,389,866	22,211,738
Industrial Equipment Portfolio	184,935,511	196,603,046
Industrials Portfolio	390,623,810	302,975,944
Transportation Portfolio	172,711,287	116,165,495

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Funds. The investment adviser and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.25%	.55%
Defense and Aerospace Portfolio	.30%	.25%	.55%
Environment and Alternative Energy Portfolio	.30%	.25%	.55%
Industrial Equipment Portfolio	.30%	.25%	.55%
Industrials Portfolio	.30%	.25%	.55%
Transportation Portfolio	.30%	.25%	.55%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.22%
Defense and Aerospace Portfolio	.21%
Environment and Alternative Energy Portfolio	.30%
Industrial Equipment Portfolio	.17%
Industrials Portfolio	.22%
Transportation Portfolio	.23%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 3,565
Defense and Aerospace Portfolio	2,136
Environment and Alternative Energy Portfolio	725
Industrial Equipment Portfolio	4,100
Industrials Portfolio	7,354
Transportation Portfolio	6,383

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrials Portfolio	Borrower	$ 5,905,400.38%		$ 313

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$ 127
Defense and Aerospace Portfolio	723
Environment and Alternative Energy Portfolio	91
Industrial Equipment Portfolio	403
Industrials Portfolio	961
Transportation Portfolio	294

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

Total Security Lending Income
Air Transportation Portfolio	$ 401
Defense and Aerospace Portfolio	24,837
Environment and Alternative Energy Portfolio	16,322
Industrial Equipment Portfolio	3,394
Industrials Portfolio	10,186
Security Lending Income From Securities Loaned to FCM
Environment and Alternative Energy Portfolio	$ 355

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Air Transportation Portfolio	$ -	$ 6
Defense and Aerospace Portfolio	3,423	5
Environment and Alternative Energy Portfolio	801	-
Industrial Equipment Portfolio	11,305	-
Industrials Portfolio	5,222	-
Transportation Portfolio	254	2

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Air Transportation Portfolio	$ 89
Defense and Aerospace Portfolio	1,573
Environment and Alternative Energy Portfolio	819
Industrial Equipment Portfolio	456
Industrials Portfolio	404
Transportation Portfolio	151

Semiannual Report

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 27% and 15% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively. Strategic Advisers U.S. Opportunities Fund was the owner of record of approximately 26% of the total outstanding shares of Industrials Portfolio. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 44% and 54% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Air Transportation Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	55,316,766.02	90.453
Against	1,628,854.61	2.664
Abstain	1,903,174.83	3.112
Broker Non-Vote	2,306,645.47	3.771
TOTAL	61,155,440.93	100.000
PROPOSAL 2
To approve a management contract between Defense and Aerospace Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	305,817,075.83	80.535
Against	17,549,994.84	4.622
Abstain	14,514,560.33	3.822
Broker Non-Vote	41,853,305.49	11.021
TOTAL	379,734,936.49	100.000
PROPOSAL 2
To approve a management contract between Environment and Alternative Energy Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	37,430,207.10	83.901
Against	2,289,770.43	5.133
Abstain	1,700,537.58	3.811
Broker Non-Vote	3,192,202.88	7.155
TOTAL	44,612,717.99	100.000
PROPOSAL 2
To approve a management contract between Industrial Equipment Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	222,542,145.45	91.336
Against	9,702,625.20	3.983
Abstain	6,984,206.39	2.866
Broker Non-Vote	4,423,803.62	1.815
TOTAL	243,652,780.66	100.000
PROPOSAL 2
To approve a management contract between Industrials Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	641,085,875.04	88.030
Against	26,487,337.79	3.637
Abstain	47,527,320.01	6.526
Broker Non-Vote	13,162,861.50	1.807
TOTAL	728,263,394.34	100.000
PROPOSAL 2
To approve a management contract between Transportation Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	145,045,410.68	85.770
Against	6,258,662.18	3.701
Abstain	6,478,036.99	3.831
Broker Non-Vote	11,327,685.63	6.698
TOTAL	169,109,795.48	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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245 Summer Street
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Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,035.60	$ 5.49
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,034.20	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.87%
Actual		$ 1,000.00	$ 1,031.40	$ 9.57
Hypothetical A		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,031.80	$ 9.32
Hypothetical A		$ 1,000.00	$ 1,016.03	$ 9.25
Consumer Staples	.80%
Actual		$ 1,000.00	$ 1,037.00	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,036.80	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.6	13.9
Procter & Gamble Co.	12.3	13.1
The Coca-Cola Co.	12.0	11.7
CVS Caremark Corp.	8.8	7.3
Altria Group, Inc.	4.9	4.8
Kroger Co.	4.5	2.2
Wal-Mart Stores, Inc.	3.3	2.9
Pernod Ricard SA	2.6	2.0
Diageo PLC sponsored ADR	2.5	2.5
Bunge Ltd.	2.5	2.2
	68.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Beverages	27.1%
Tobacco	23.8%
Food & Staples Retailing	18.9%
Household Products	14.4%
Food Products	11.2%
All Others*	4.6%

As of February 28, 2013
Beverages	25.4%
Tobacco	22.7%
Household Products	16.1%
Food & Staples Retailing	15.1%
Food Products	10.7%
All Others*	10.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BEVERAGES - 27.1%
Brewers - 4.4%
Anheuser-Busch InBev SA NV	505,790	$ 47,170,531
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	332,322	11,558,159
SABMiller PLC	946,684	45,097,923
		103,826,613
Distillers & Vintners - 7.0%
Diageo PLC sponsored ADR	477,226	58,546,086
Pernod Ricard SA	523,601	60,786,796
Remy Cointreau SA (d)	413,470	43,498,425
		162,831,307
Soft Drinks - 15.7%
Coca-Cola Bottling Co. CONSOLIDATED	100,860	6,338,042
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	37,929	4,552,239
Coca-Cola Icecek A/S	380,162	8,913,179
Embotelladora Andina SA:
ADR	212,112	4,944,331
sponsored ADR	241,600	7,308,400
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	105,687	9,974,739
PepsiCo, Inc.	559,788	44,631,897
The Coca-Cola Co.	7,302,858	278,823,118
		365,485,945
TOTAL BEVERAGES		632,143,865
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 10.4%
CVS Caremark Corp.	3,532,421	205,057,039
Drogasil SA	755,400	5,344,266
Walgreen Co.	650,003	31,245,644
		241,646,949
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	168,183	3,883,345
Food Retail - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	105,400	6,078,037
Kroger Co.	2,847,418	104,215,499
		110,293,536
Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corp.	69,800	7,808,526
Wal-Mart Stores, Inc.	1,057,721	77,192,479
		85,001,005
TOTAL FOOD & STAPLES RETAILING		440,824,835
FOOD PRODUCTS - 11.2%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	763,463	26,881,532
Bunge Ltd.	759,846	57,581,130

	Shares	Value
First Resources Ltd.	1,413,000	$ 2,027,117
SLC Agricola SA	493,200	4,030,847
		90,520,626
Packaged Foods & Meats - 7.3%
Amira Nature Foods Ltd.	225,189	2,130,288
Annie's, Inc. (a)(d)	104,112	4,781,864
Green Mountain Coffee Roasters, Inc. (a)	289,137	24,955,414
Hain Celestial Group, Inc. (a)	74,639	6,103,977
Lindt & Spruengli AG	141	6,516,202
Marfrig Frigor E Com de Alabama SA (a)	1,826,700	4,685,515
Mead Johnson Nutrition Co. Class A	548,416	41,147,652
Nestle SA	410,614	26,872,319
Orion Corp.	2,360	2,096,323
TreeHouse Foods, Inc. (a)	22,195	1,443,341
Ulker Biskuvi Sanayi A/S	930,525	4,838,045
Unilever NV (NY Reg.)	1,143,150	43,016,735
Want Want China Holdings Ltd.	1,511,000	2,240,842
		170,828,517
TOTAL FOOD PRODUCTS		261,349,143
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	74,700	6,033,519
HOUSEHOLD PRODUCTS - 14.4%
Household Products - 14.4%
Colgate-Palmolive Co.	789,875	45,631,079
Procter & Gamble Co.	3,682,358	286,818,865
Svenska Cellulosa AB (SCA) (B Shares)	202,600	4,949,330
		337,399,274
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	544,000	5,959,520
Herbalife Ltd.	79,990	4,880,190
L'Oreal SA	139,200	23,226,677
Nu Skin Enterprises, Inc. Class A	235,673	19,728,187
		53,794,574
PHARMACEUTICALS - 1.0%
Pharmaceuticals - 1.0%
Johnson & Johnson	191,897	16,581,820
Perrigo Co.	49,606	6,029,609
		22,611,429
TOBACCO - 23.8%
Tobacco - 23.8%
Altria Group, Inc.	3,403,864	115,322,912
British American Tobacco PLC sponsored ADR (d)	3,347,449	340,000,395
Imperial Tobacco Group PLC	183,799	6,072,646
ITC Ltd.	1,528,231	7,180,046
Japan Tobacco, Inc.	167,500	5,657,288
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Lorillard, Inc.	361,589	$ 15,295,215
Philip Morris International, Inc.	674,407	56,272,520
Souza Cruz SA	976,400	10,230,726
		556,031,748
TOTAL COMMON STOCKS (Cost $1,739,801,413)		2,310,188,387
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	21,072,452	21,072,452
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,398,500	9,398,500
TOTAL MONEY MARKET FUNDS (Cost $30,470,952)		30,470,952
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,770,272,365)	2,340,659,339
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,324,025)
NET ASSETS - 100%	$ 2,334,335,314
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,417
Fidelity Securities Lending Cash Central Fund	231,669
Total	$ 285,086
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,310,188,387	$ 2,230,488,249	$ 79,700,138	$ -
Money Market Funds	30,470,952	30,470,952	-	-
Total Investments in Securities:	$ 2,340,659,339	$ 2,260,959,201	$ 79,700,138	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.5%
United Kingdom	19.3%
France	5.5%
Bermuda	2.5%
Belgium	2.0%
Netherlands	1.8%
Brazil	1.5%
Switzerland	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,085,318) - See accompanying schedule: Unaffiliated issuers (cost $1,739,801,413)	$ 2,310,188,387
Fidelity Central Funds (cost $30,470,952)	30,470,952
Total Investments (cost $1,770,272,365)		$ 2,340,659,339
Cash		222,059
Receivable for investments sold		3,930,322
Receivable for fund shares sold		2,122,832
Dividends receivable		8,352,608
Distributions receivable from Fidelity Central Funds		19,404
Prepaid expenses		27,955
Receivable from investment adviser for expense reductions		798
Other receivables		4,231
Total assets		2,355,339,548

Liabilities
Payable for investments purchased	$ 319,361
Payable for fund shares redeemed	9,347,643
Accrued management fee	1,124,916
Distribution and service plan fees payable	238,044
Other affiliated payables	482,210
Other payables and accrued expenses	93,560
Collateral on securities loaned, at value	9,398,500
Total liabilities		21,004,234

Net Assets		$ 2,334,335,314
Net Assets consist of:
Paid in capital		$ 1,695,121,803
Undistributed net investment income		29,561,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,295,198
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		570,356,684
Net Assets		$ 2,334,335,314

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($311,137,858 ÷ 3,597,702 shares)	$ 86.48

Maximum offering price per share (100/94.25 of $86.48)	$ 91.76
Class T: Net Asset Value and redemption price per share ($59,472,377 ÷ 692,444 shares)	$ 85.89

Maximum offering price per share (100/96.50 of $85.89)	$ 89.01
Class B: Net Asset Value and offering price per share ($17,578,838 ÷ 206,178 shares)A	$ 85.26

Class C: Net Asset Value and offering price per share ($153,757,799 ÷ 1,812,821 shares)A	$ 84.82

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,390,752,952 ÷ 15,970,974 shares)	$ 87.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($401,635,490 ÷ 4,626,654 shares)	$ 86.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 40,686,877
Interest		16
Income from Fidelity Central Funds		285,086
Total income		40,971,979

Expenses
Management fee	$ 6,878,439
Transfer agent fees	2,584,028
Distribution and service plan fees	1,371,311
Accounting and security lending fees	373,196
Custodian fees and expenses	50,939
Independent trustees' compensation	13,836
Registration fees	109,208
Audit	30,489
Legal	1,946
Miscellaneous	17,190
Total expenses before reductions	11,430,582
Expense reductions	(24,760)	11,405,822
Net investment income (loss)		29,566,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,208,163
Foreign currency transactions	(60,756)
Total net realized gain (loss)		42,147,407
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $22,851)	16,595,192
Assets and liabilities in foreign currencies	(1,144)
Total change in net unrealized appreciation (depreciation)		16,594,048
Net gain (loss)		58,741,455
Net increase (decrease) in net assets resulting from operations		$ 88,307,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,566,157	$ 34,326,160
Net realized gain (loss)	42,147,407	94,809,727
Change in net unrealized appreciation (depreciation)	16,594,048	198,071,394
Net increase (decrease) in net assets resulting from operations	88,307,612	327,207,281
Distributions to shareholders from net investment income	(5,466,154)	(31,344,671)
Distributions to shareholders from net realized gain	(59,061,135)	(29,546,659)
Total distributions	(64,527,289)	(60,891,330)
Share transactions - net increase (decrease)	23,884,212	287,768,850
Redemption fees	17,651	35,035
Total increase (decrease) in net assets	47,682,186	554,119,836

Net Assets
Beginning of period	2,286,653,128	1,732,533,292
End of period (including undistributed net investment income of $29,561,629 and undistributed net investment income of $5,461,626, respectively)	$ 2,334,335,314	$ 2,286,653,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Income from Investment Operations
Net investment income (loss) E	.99	1.26	1.22	.98	.84	.67
Net realized and unrealized gain (loss)	2.12	11.73	8.73	7.10	17.02	(19.19)
Total from investment operations	3.11	12.99	9.95	8.08	17.86	(18.52)
Distributions from net investment income	(.18)	(1.08)	(1.06)	(.83)	(.74)	(.66)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.02)
Total distributions	(2.30)	(2.22)	(2.70)	(1.49)	(.74)	(.68) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 86.48	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Total Return B, C, D	3.56%	17.60%	15.00%	13.27%	40.66%	(29.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of all reductions	1.07% A	1.08%	1.09%	1.11%	1.13%	1.18%
Net investment income (loss)	2.23% A	1.58%	1.74%	1.53%	1.51%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,138	$ 277,329	$ 205,851	$ 160,526	$ 162,370	$ 121,193
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Income from Investment Operations
Net investment income (loss) E	.86	1.03	1.01	.79	.66	.53
Net realized and unrealized gain (loss)	2.11	11.68	8.68	7.05	16.95	(19.12)
Total from investment operations	2.97	12.71	9.69	7.84	17.61	(18.59)
Distributions from net investment income	(.14)	(.88)	(.86)	(.65)	(.59)	(.60)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.26)	(2.02)	(2.50)	(1.31)	(.59)	(.60) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.89	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Total Return B, C, D	3.42%	17.29%	14.67%	12.93%	40.24%	(29.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of fee waivers, if any	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of all reductions	1.34% A	1.35%	1.38%	1.40%	1.44%	1.46%
Net investment income (loss)	1.96% A	1.30%	1.45%	1.24%	1.21%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,472	$ 52,024	$ 39,047	$ 31,496	$ 29,662	$ 22,624
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Income from Investment Operations
Net investment income (loss) E	.63	.61	.64	.46	.37	.26
Net realized and unrealized gain (loss)	2.09	11.61	8.61	6.98	16.82	(19.01)
Total from investment operations	2.72	12.22	9.25	7.44	17.19	(18.75)
Distributions from net investment income	(.06)	(.37)	(.43)	(.32)	(.35)	(.42)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.18)	(1.51)	(2.07)	(.98)	(.35)	(.42) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.26	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Total Return B, C, D	3.14%	16.68%	14.06%	12.35%	39.48%	(29.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of all reductions	1.87% A	1.88%	1.90%	1.91%	1.97%	1.96%
Net investment income (loss)	1.43% A	.78%	.93%	.73%	.68%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,579	$ 18,548	$ 19,330	$ 20,033	$ 21,099	$ 14,929
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Income from Investment Operations
Net investment income (loss) E	.65	.65	.68	.49	.41	.28
Net realized and unrealized gain (loss)	2.09	11.55	8.59	7.00	16.80	(19.00)
Total from investment operations	2.74	12.20	9.27	7.49	17.21	(18.72)
Distributions from net investment income	(.08)	(.53)	(.59)	(.41)	(.38)	(.44)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.20)	(1.67)	(2.23)	(1.07)	(.38)	(.44) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 84.82	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Total Return B, C, D	3.18%	16.73%	14.14%	12.44%	39.59%	(29.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of fee waivers, if any	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.85%	1.89%	1.93%
Net investment income (loss)	1.48% A	.83%	.99%	.79%	.75%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,758	$ 134,966	$ 102,321	$ 81,239	$ 73,829	$ 54,902
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Income from Investment Operations
Net investment income (loss) D	1.12	1.48	1.42	1.14	.96	.88
Net realized and unrealized gain (loss)	2.12	11.82	8.76	7.14	17.11	(19.31)
Total from investment operations	3.24	13.30	10.18	8.28	18.07	(18.43)
Distributions from net investment income	(.21)	(1.28)	(1.24)	(.98)	(.87)	(.67)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.42)	(2.87) K	(1.64)	(.87)	(.69) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 87.08	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Total Return B, C	3.70%	17.94%	15.30%	13.55%	40.96%	(29.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of all reductions	.80% A	.80%	.82%	.86%	.91%	.90%
Net investment income (loss)	2.50% A	1.85%	2.01%	1.78%	1.73%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,390,753	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Income from Investment Operations
Net investment income (loss) D	1.10	1.45	1.39	1.15	.98	.82
Net realized and unrealized gain (loss)	2.12	11.79	8.73	7.13	17.09	(19.23)
Total from investment operations	3.22	13.24	10.12	8.28	18.07	(18.41)
Distributions from net investment income	(.21)	(1.32)	(1.19)	(1.04)	(.88)	(.73)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.46)	(2.82) K	(1.70)	(.88)	(.75) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 86.81	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Total Return B, C	3.68%	17.90%	15.24%	13.57%	41.03%	(29.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of fee waivers, if any	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of all reductions	.83% A	.84%	.87%	.87%	.86%	.91%
Net investment income (loss)	2.47% A	1.81%	1.96%	1.77%	1.78%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,635	$ 378,731	$ 163,544	$ 237,883	$ 36,152	$ 30,922
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 584,086,210
Gross unrealized depreciation	(16,575,140)
Net unrealized appreciation (depreciation) on securities and other investments	$ 567,511,070

Tax cost	$ 1,773,148,269

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,925,372 and $322,870,889, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386,009	$ 13,110
Class T	.25%	.25%	145,600	974
Class B	.75%	.25%	93,435	70,924
Class C	.75%	.25%	746,267	207,005
			$ 1,371,311	$ 292,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,771
Class T	16,773
Class B*	13,569
Class C*	6,284
$ 177,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 335,531.22
Class T	68,950.24
Class B	24,881.27
Class C	163,152.22
Consumer Staples	1,470,376.20
Institutional Class	521,138.23
	$ 2,584,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,746 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,697 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $231,669. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,037 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,699.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 593,020	$ 3,290,973
Class T	88,812	500,306
Class B	13,033	82,480
Class C	133,769	820,066
Consumer Staples	3,555,838	20,759,081
Institutional Class	1,081,682	5,891,765
Total	$ 5,466,154	$ 31,344,671
From net realized gain
Class A	$ 7,066,260	$ 3,434,776
Class T	1,326,513	646,006
Class B	453,153	260,273
Class C	3,502,765	1,739,884
Consumer Staples	35,575,322	18,561,423
Institutional Class	11,137,122	4,904,297
Total	$ 59,061,135	$ 29,546,659

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	748,341	1,172,691	$ 66,503,523	$ 93,404,427
Reinvestment of distributions	75,532	72,806	6,699,672	5,768,631
Shares redeemed	(463,192)	(756,998)	(41,110,653)	(59,959,929)
Net increase (decrease)	360,681	488,499	$ 32,092,542	$ 39,213,129
Class T
Shares sold	113,640	146,374	$ 10,025,944	$ 11,640,258
Reinvestment of distributions	15,217	13,628	1,341,870	1,073,877
Shares redeemed	(47,184)	(73,443)	(4,150,362)	(5,785,079)
Net increase (decrease)	81,673	86,559	$ 7,217,452	$ 6,929,056
Class B
Shares sold	10,094	11,096	$ 886,315	$ 868,729
Reinvestment of distributions	4,386	3,553	384,734	278,056
Shares redeemed	(27,248)	(56,866)	(2,394,503)	(4,452,338)
Net increase (decrease)	(12,768)	(42,217)	$ (1,123,454)	$ (3,305,553)
Class C
Shares sold	351,603	479,940	$ 30,664,631	$ 37,531,069
Reinvestment of distributions	33,001	25,332	2,878,970	1,978,186
Shares redeemed	(173,091)	(291,408)	(15,093,990)	(22,752,561)
Net increase (decrease)	211,513	213,864	$ 18,449,611	$ 16,756,694
Consumer Staples
Shares sold	2,059,660	5,353,585	$ 184,141,895	$ 425,841,967
Reinvestment of distributions	421,038	474,945	37,564,977	37,790,378
Shares redeemed	(3,047,706)	(5,260,820)	(272,961,734)	(416,646,931)
Net increase (decrease)	(567,008)	567,710	$ (51,254,862)	$ 46,985,414
Institutional Class
Shares sold	1,229,425	3,475,040	$ 109,302,578	$ 279,763,267
Reinvestment of distributions	131,261	125,836	11,677,018	10,030,919
Shares redeemed	(1,142,140)	(1,369,230)	(102,476,673)	(108,604,076)
Net increase (decrease)	218,546	2,231,646	$ 18,502,923	$ 181,190,110

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 766.90	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.45%
Actual		$ 1,000.00	$ 765.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class B	1.92%
Actual		$ 1,000.00	$ 764.30	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 764.30	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.91%
Actual		$ 1,000.00	$ 767.90	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.84%
Actual		$ 1,000.00	$ 768.30	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	10.1	12.1
Barrick Gold Corp.	9.5	12.6
Newcrest Mining Ltd.	5.2	7.7
Gold Bullion	5.2	4.4
Yamana Gold, Inc.	4.9	5.3
Eldorado Gold Corp.	4.8	3.6
Randgold Resources Ltd. sponsored ADR	4.6	4.5
Silver Bullion	3.8	0.0
Franco-Nevada Corp.	3.7	3.0
Kinross Gold Corp.	3.7	4.3
	55.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Gold	89.4%
Commodities & Related Investments**	9.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.0%†
Coal & Consumable Fuels	0.0%†
All Others*	0.5%

As of February 28, 2013
Gold	94.3%
Commodities & Related Investments**	4.4%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.2%
Steel	0.1%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
† Amount represents less than 0.1%
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
Canada	64.6%
United States of America*	14.5%
Australia	8.7%
Bailiwick of Jersey	5.8%
South Africa	5.0%
Bermuda	0.8%
Cayman Islands	0.4%
United Kingdom	0.1%
Peru	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2013
Canada	62.2%
Australia	11.4%
United States of America*	11.1%
South Africa	8.5%
Bailiwick of Jersey	5.7%
Bermuda	0.5%
Cayman Islands	0.3%
United Kingdom	0.3%
Peru	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
Australia - 8.7%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Boart Longyear Ltd. (d)	695,000	$ 284,549
METALS & MINING - 8.7%
Gold - 8.7%
ABM Resources NL (a)	1,660,000	54,667
Alkane Resources Ltd. (a)	120,000	37,382
Ampella Mining Ltd. (a)(d)	2,785,000	396,606
Beadell Resources Ltd. (a)	11,153,618	9,033,823
Evolution Mining Ltd.	2,371,395	1,962,914
Gold One International Ltd. (a)	90,277	14,865
Gryphon Minerals Ltd. (a)	5,060,010	945,769
Intrepid Mines Ltd.:
(Australia) (a)	8,469,798	2,110,792
(Canada) (a)	320,000	77,471
Kingsgate Consolidated NL	643,274	1,276,778
Medusa Mining Ltd.	2,746,085	6,452,564
Newcrest Mining Ltd.	6,608,120	77,989,448
Papillon Resources Ltd. (a)(d)	2,608,068	2,623,081
Perseus Mining Ltd.:
(Australia) (a)	3,840,134	2,665,971
(Canada) (a)	1,300,000	863,951
Ramelius Resources Ltd. (a)	980,000	174,450
Red 5 Ltd. (a)	1,326,000	413,072
Red 5 Ltd. rights 8/30/13	1,326,000	12
Regis Resources Ltd. (a)	2,817,293	10,807,461
Resolute Mining Ltd.	2,988,261	2,540,015
Saracen Mineral Holdings Ltd. (a)	4,816,787	1,178,975
Silver Lake Resources Ltd. (a)	5,076,985	4,428,395
St Barbara Ltd. (a)(d)	4,913,377	3,520,387
Tanami Gold NL (a)(d)	292,500	14,579
Troy Resources NL (d)	195,000	307,201
Troy Resources NL (f)	734,826	1,185,991
		131,076,620
TOTAL AUSTRALIA		131,361,169
Bailiwick of Jersey - 5.8%
METALS & MINING - 5.8%
Gold - 5.8%
Centamin PLC (a)	4,836,900	3,265,146
Lydian International Ltd. (a)	2,040,300	1,956,426
Polyus Gold International Ltd.	422,400	1,309,187
Polyus Gold International Ltd. sponsored GDR	3,919,931	11,994,989
Randgold Resources Ltd. sponsored ADR	882,295	68,836,656
		87,362,404
Precious Metals & Minerals - 0.0%
Polymetal International PLC	20,000	234,160
TOTAL METALS & MINING		87,596,564

	Shares	Value
Bermuda - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Continental Gold Ltd. (a)	2,602,100	$ 11,512,187
Canada - 64.6%
METALS & MINING - 64.6%
Diversified Metals & Mining - 0.2%
East Asia Minerals Corp. (a)	5,000	641
Eastmain Resources, Inc. (a)	10,000	3,750
Kimber Resources, Inc. (a)(e)	16,100	2,029
Kimber Resources, Inc. (a)(e)(f)(g)	4,592,000	566,752
NovaCopper, Inc. (a)(d)	488,333	927,833
Rio Alto Mining Ltd. (a)	195,000	488,750
Sabina Gold & Silver Corp. (a)	720,000	833,951
		2,823,706
Gold - 63.7%
Agnico Eagle Mines Ltd. (Canada) (d)	1,443,000	43,496,867
Alacer Gold Corp.	2,534,063	7,794,896
Alamos Gold, Inc. (d)	1,080,500	17,633,908
Argonaut Gold, Inc. (a)	2,686,262	18,566,398
ATAC Resources Ltd. (a)	67,200	86,767
B2Gold Corp. (a)	13,058,658	34,713,987
Banro Corp. (a)	2,326,482	2,009,967
Barrick Gold Corp. (d)	7,474,569	142,707,284
Belo Sun Mining Corp. (a)(d)	6,718,900	4,975,546
Centerra Gold, Inc.	1,749,200	11,043,558
Claude Resources, Inc. (a)	320,000	95,699
Colossus Minerals, Inc. (a)(d)	3,517,600	2,604,888
Detour Gold Corp. (a)	2,017,600	22,296,463
Detour Gold Corp. (a)(f)	785,900	8,684,967
Eldorado Gold Corp.	8,471,508	72,144,144
Exeter Resource Corp. (a)	272,300	232,669
Franco-Nevada Corp.	1,226,200	55,821,029
Gabriel Resources Ltd. (a)	1,040,600	1,679,503
Goldcorp, Inc. (d)	5,151,600	152,107,429
Golden Queen Mining Co. Ltd. (a)	15,000	21,300
GoldQuest Mining Corp. (a)	2,318,500	693,371
Guyana Goldfields, Inc. (a)(d)	2,933,700	6,322,509
Guyana Goldfields, Inc. (a)(f)	155,000	334,045
IAMGOLD Corp.	3,266,500	19,599,620
International Minerals Corp. (Switzerland)	15,000	32,242
Kinross Gold Corp.	9,948,191	54,874,195
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	90,595
Kirkland Lake Gold, Inc. (a)(d)	616,000	2,637,577
Lake Shore Gold Corp. (a)(d)	3,226,600	1,592,929
Luna Gold Corp. (a)	25,000	39,875
Midas Gold Corp. (a)	85,000	82,313
New Gold, Inc. (a)	7,701,375	51,912,810
NGEx Resources, Inc. (a)	65,000	120,336
Novagold Resources, Inc. (a)(d)	2,955,000	8,051,695
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
OceanaGold Corp. (a)	3,202,300	$ 5,685,276
Orezone Gold Corp. (a)	372,100	204,897
Osisko Mining Corp. (a)	4,926,431	24,461,440
Osisko Mining Corp. (a)(f)	3,000,000	14,896,041
Pilot Gold, Inc. (a)(d)	820,150	887,659
Premier Gold Mines Ltd. (a)	6,247,022	15,716,897
Pretium Resources, Inc. (a)	675,838	5,678,502
Pretium Resources, Inc. (a)(f)	225,000	1,890,487
Pretium Resources, Inc. (a)(h)	225,000	1,890,487
Primero Mining Corp. (a)	886,200	5,039,721
Probe Mines Ltd. (a)	85,000	178,344
Richmont Mines, Inc. (a)(d)	240,900	386,520
Romarco Minerals, Inc. (a)	13,793,600	6,940,670
Romarco Minerals, Inc. (a)(f)	5,900,000	2,968,765
Rubicon Minerals Corp. (a)	5,252,102	8,127,719
Sandstorm Gold Ltd. (a)(d)	110,000	704,927
Seabridge Gold, Inc. (a)(d)	601,905	8,631,317
SEMAFO, Inc. (d)	4,306,900	9,036,598
Sulliden Gold Corp. Ltd. (a)(d)	3,358,400	3,443,532
Teranga Gold Corp. (a)(d)	35,000	23,925
Teranga Gold Corp. CDI unit (a)	3,430,974	2,336,110
Timmins Gold Corp. (a)	92,600	180,224
Torex Gold Resources, Inc. (a)	13,684,400	20,787,088
Volta Resources, Inc. (a)	55,000	9,660
Yamana Gold, Inc. (d)	6,453,700	73,770,576
		958,978,763
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	12,000	57,192
Dalradian Resources, Inc. (a)(d)	56,000	43,065
Fortuna Mines, Inc. (a)	20,000	82,977
Gold Standard Ventures Corp. (a)	425,400	282,711
Kaminak Gold Corp. Class A (a)	20,000	17,659
MAG Silver Corp. (a)	55,400	402,364
Pan American Silver Corp.	102,087	1,247,504
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	21,052
Silver Wheaton Corp. (d)	56,500	1,493,364
Tahoe Resources, Inc. (a)	437,300	7,805,222
Wildcat Silver Corp. (a)	75,200	38,553
		11,491,663
TOTAL METALS & MINING		973,294,132
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	7,292,400	5,677,175

	Shares	Value
Peru - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	114,300	$ 1,443,609
South Africa - 5.0%
METALS & MINING - 5.0%
Gold - 5.0%
AngloGold Ashanti Ltd. sponsored ADR (d)	1,738,452	23,243,103
Gold Fields Ltd.	55,000	284,332
Gold Fields Ltd. sponsored ADR	6,399,226	32,956,014
Harmony Gold Mining Co. Ltd.	1,484,000	5,578,622
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,123,300	7,686,346
Sibanye Gold Ltd. ADR (a)	1,195,006	4,935,375
		74,683,792
United Kingdom - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Patagonia Gold PLC (a)(d)	260,000	54,394
Petropavlovsk PLC (d)	1,131,970	1,859,467
		1,913,861
United States of America - 5.0%
METALS & MINING - 5.0%
Gold - 4.8%
Allied Nevada Gold Corp. (a)	378,300	1,755,312
Allied Nevada Gold Corp. (Canada) (a)	30,000	138,422
Gold Resource Corp. (d)	100,000	839,000
Newmont Mining Corp.	1,157,400	36,770,598
Royal Gold, Inc.	561,313	32,572,993
		72,076,325
Precious Metals & Minerals - 0.2%
McEwen Mining, Inc. (a)(d)	943,810	2,557,725
TOTAL METALS & MINING		74,634,050
OIL, GAS & CONSUMABLE FUELS - 0.0%
Coal & Consumable Fuels - 0.0%
Peabody Energy Corp.	9,200	158,240
TOTAL UNITED STATES OF AMERICA		74,792,290
TOTAL COMMON STOCKS (Cost $1,802,981,917)		1,362,274,779
Commodities - 9.0%
	Troy Ounces	Value
Gold Bullion (a)	55,510	$ 77,419,797
Silver Bullion (a)	2,450,000	57,474,550
TOTAL COMMODITIES (Cost $130,357,143)		134,894,347
Money Market Funds - 21.1%

Fidelity Cash Central Fund, 0.10% (b)	13,705,236	13,705,236
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	304,186,716	304,186,716
TOTAL MONEY MARKET FUNDS (Cost $317,891,952)		317,891,952
TOTAL INVESTMENT PORTFOLIO - 120.6% (Cost $2,251,231,012)	1,815,061,078
NET OTHER ASSETS (LIABILITIES) - (20.6)%	(309,719,003)
NET ASSETS - 100%	$ 1,505,342,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,527,048 or 2.0% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,890,487 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,070
Fidelity Securities Lending Cash Central Fund	291,312
Total	$ 298,382
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 309,982,540	$ 283,424,638	$ -	$ 134,837,924
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ -	$ -	$ 2,029
Kimber Resources, Inc. (144A)	1,379,164	-	117,654	-	566,752
Total	$ 1,383,145	$ -	$ 117,654	$ -	$ 568,781
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,362,274,779	$ 1,361,381,861	$ 479,834	$ 413,084
Commodities	134,894,347	134,894,347	-	-
Money Market Funds	317,891,952	317,891,952	-	-
Total Investments in Securities:	$ 1,815,061,078	$ 1,814,168,160	$ 479,834	$ 413,084

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,046,446) - See accompanying schedule: Unaffiliated issuers (cost $1,799,429,905)	$ 1,361,705,998
Fidelity Central Funds (cost $317,891,952)	317,891,952
Commodities (cost $130,357,143)	134,894,347
Other affiliated issuers (cost $3,552,012)	568,781
Total Investments (cost $2,251,231,012)		$ 1,815,061,078
Receivable for investments sold Regular delivery		845,699
Delayed delivery		51,581
Receivable for fund shares sold		2,866,074
Dividends receivable		603,159
Distributions receivable from Fidelity Central Funds		51,601
Prepaid expenses		12,076
Receivable from investment adviser for expense reductions		1,906
Other receivables		10,651
Total assets		1,819,503,825

Liabilities
Payable to custodian bank	$ 3,623
Payable for investments purchased	6,698,941
Payable for fund shares redeemed	2,112,403
Accrued management fee	662,934
Distribution and service plan fees payable	47,788
Other affiliated payables	357,789
Other payables and accrued expenses	91,556
Collateral on securities loaned, at value	304,186,716
Total liabilities		314,161,750

Net Assets		$ 1,505,342,075
Net Assets consist of:
Paid in capital		$ 2,762,388,302
Accumulated net investment loss		(125,054,899)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(695,820,915)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(436,170,413)
Net Assets		$ 1,505,342,075

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,373,145 ÷ 3,119,311.2 shares)	$ 23.20

Maximum offering price per share (100/94.25 of $23.20)	$ 24.62
Class T: Net Asset Value and redemption price per share ($18,930,943 ÷ 825,417.3 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($5,713,298 ÷ 255,416.8 shares)A	$ 22.37

Class C: Net Asset Value and offering price per share ($26,035,512 ÷ 1,168,795.5 shares)A	$ 22.28

Gold: Net Asset Value, offering price and redemption price per share ($1,277,340,533 ÷ 54,145,698.8 shares)	$ 23.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,948,644 ÷ 4,451,487.6 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,169,401
Interest		307
Income from Fidelity Central Funds		298,382
Total income		12,468,090

Expenses
Management fee	$ 4,756,232
Transfer agent fees	2,289,991
Distribution and service plan fees	312,167
Accounting and security lending fees	379,513
Custodian fees and expenses	123,616
Independent trustees' compensation	9,219
Registration fees	99,553
Audit	19,414
Legal	2,471
Interest	2,587
Miscellaneous	28,036
Total expenses before reductions	8,022,799
Expense reductions	(193,047)	7,829,752
Net investment income (loss)		4,638,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(377,299,657)
Other affiliated issuers	(1,269,577)
Commodities	890,188
Foreign currency transactions	(189,941)
Total net realized gain (loss)		(377,868,987)
Change in net unrealized appreciation (depreciation) on: Investments	(174,277,889)
Assets and liabilities in foreign currencies	10,377
Commodities	(8,576,476)
Total change in net unrealized appreciation (depreciation)		(182,843,988)
Net gain (loss)		(560,712,975)
Net increase (decrease) in net assets resulting from operations		$ (556,074,637)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,638,338	$ 13,834,462
Net realized gain (loss)	(377,868,987)	(149,416,855)
Change in net unrealized appreciation (depreciation)	(182,843,988)	(1,263,115,883)
Net increase (decrease) in net assets resulting from operations	(556,074,637)	(1,398,698,276)
Share transactions - net increase (decrease)	(541,429,517)	(374,414,799)
Redemption fees	240,530	209,222
Total increase (decrease) in net assets	(1,097,263,624)	(1,772,903,853)

Net Assets
Beginning of period	2,602,605,699	4,375,509,552
End of period (including accumulated net investment loss of $125,054,899 and accumulated net investment loss of $129,693,237, respectively)	$ 1,505,342,075	$ 2,602,605,699

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Income from Investment Operations
Net investment income (loss) E	.04	.07	(.13)	(.30)	(.25)	(.15)
Net realized and unrealized gain (loss)	(7.09)	(15.19)	(2.83)	15.28	11.00	(15.44)
Total from investment operations	(7.05)	(15.12)	(2.96)	14.98	10.75	(15.59)
Distributions from net realized gain	-	-	(2.59)	(4.57)	(.71)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 23.20	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Total Return B,C,D	(23.31)%	(33.33)%	(6.24)%	36.99%	35.19%	(33.81)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.19% A	1.18%	1.14%	1.16%	1.21%	1.21%
Expenses net of fee waivers, if any	1.17% A	1.17%	1.14%	1.15%	1.19%	1.19%
Expenses net of all reductions	1.17% A	1.17%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	.33% A	.18%	(.28)%	(.63)%	(.63)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,373	$ 101,202	$ 152,969	$ 149,178	$ 82,413	$ 39,144
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.27)	(.43)	(.36)	(.24)
Net realized and unrealized gain (loss)	(7.03)	(15.06)	(2.80)	15.21	10.96	(15.42)
Total from investment operations	(7.02)	(15.09)	(3.07)	14.78	10.60	(15.66)
Distributions from net realized gain	-	-	(2.57)	(4.45)	(.63)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 22.93	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Total Return B,C,D	(23.44)%	(33.50)%	(6.49)%	36.62%	34.79%	(33.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.45%	1.43%	1.44%	1.51%	1.47%
Expenses net of fee waivers, if any	1.45% A	1.44%	1.42%	1.42%	1.49%	1.45%
Expenses net of all reductions	1.45% A	1.44%	1.42%	1.42%	1.47%	1.41%
Net investment income (loss)	.05% A	(.09)%	(.57)%	(.90)%	(.93)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,931	$ 24,913	$ 40,664	$ 45,846	$ 26,256	$ 15,284
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Income from Investment Operations
Net investment income (loss) E	(.05)	(.21)	(.49)	(.66)	(.55)	(.40)
Net realized and unrealized gain (loss)	(6.85)	(14.76)	(2.76)	15.02	10.84	(15.34)
Total from investment operations	(6.90)	(14.97)	(3.25)	14.36	10.29	(15.74)
Distributions from net realized gain	-	-	(2.53)	(4.21)	(.51)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 22.37	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Total Return B,C,D	(23.57)%	(33.84)%	(6.95)%	35.97%	34.12%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.90%	1.93%	2.00%	1.97%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.90%	1.92%	1.98%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.90%	1.91%	1.96%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.04)%	(1.39)%	(1.42)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,713	$ 9,423	$ 20,894	$ 26,837	$ 18,340	$ 8,421
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.47)	(.64)	(.53)	(.39)
Net realized and unrealized gain (loss)	(6.82)	(14.70)	(2.76)	14.98	10.80	(15.30)
Total from investment operations	(6.87)	(14.90)	(3.23)	14.34	10.27	(15.69)
Distributions from net realized gain	-	-	(2.53)	(4.28)	(.53)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 22.28	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Total Return B,C,D	(23.57)%	(33.83)%	(6.93)%	36.01%	34.15%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.87%	1.89%	1.97%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.87%	1.88%	1.95%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.87%	1.87%	1.93%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.01)%	(1.35)%	(1.39)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,036	$ 37,787	$ 67,996	$ 72,431	$ 38,624	$ 17,544
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Income from Investment Operations
Net investment income (loss) D	.07	.16	(.02)	(.18)	(.16)	(.04)
Net realized and unrealized gain (loss)	(7.20)	(15.40)	(2.85)	15.43	11.10	(15.51)
Total from investment operations	(7.13)	(15.24)	(2.87)	15.25	10.94	(15.55)
Distributions from net realized gain	-	-	(2.61)	(4.67)	(.77)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.59	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Total Return B,C	(23.21)%	(33.16)%	(6.00)%	37.35%	35.52%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.89%	.91%	.98%	.89%
Expenses net of fee waivers, if any	.91% A	.92%	.89%	.90%	.96%	.87%
Expenses net of all reductions	.90% A	.92%	.89%	.89%	.94%	.86%
Net investment income (loss)	.59% A	.43%	(.03)%	(.37)%	(.40)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,277,341	$ 2,301,019	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Income from Investment Operations
Net investment income (loss) D	.08	.20	.02	(.15)	(.15)	(.05)
Net realized and unrealized gain (loss)	(7.19)	(15.38)	(2.85)	15.41	11.08	(15.49)
Total from investment operations	(7.11)	(15.18)	(2.83)	15.26	10.93	(15.54)
Distributions from net realized gain	-	-	(2.62)	(4.72)	(.82)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.58	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Total Return B,C	(23.17)%	(33.09)%	(5.94)%	37.45%	35.50%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.84%	.82%	.85%	.95%	.91%
Expenses net of fee waivers, if any	.84% A	.83%	.81%	.84%	.93%	.89%
Expenses net of all reductions	.84% A	.82%	.81%	.83%	.91%	.86%
Net investment income (loss)	.66% A	.52%	.04%	(.31)%	(.37)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,949	$ 128,262	$ 168,548	$ 137,246	$ 38,037	$ 6,070
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2013, the Fund held an investment of $134,837,924 in the Subsidiary, representing 9.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 196,791,131
Gross unrealized depreciation	(762,422,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ (565,631,332)

Tax cost	$ 2,380,635,987

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (67,261,086)
Long-term	(102,971,519)
Total capital loss carryforward	$ (170,232,605)

The Fund intends to elect to defer to its fiscal year ending February 28, 2014 approximately $129,692,316 of ordinary losses recognized during the period November 1, 2012 to February 28, 2013.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $537,063,705 and $1,080,256,419 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR, either itself or through an affiliate, provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the Subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 93,835	$ 4,635
Class T	.25%	.25%	48,188	-
Class B	.75%	.25%	32,497	24,739
Class C	.75%	.25%	137,647	27,725
			$ 312,167	$ 57,099

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,716
Class T	4,785
Class B*	21,534
Class C*	4,103
$ 51,138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 108,723.29
Class T	30,663.32
Class B	9,278.29
Class C	39,802.29
Gold	1,994,968.28
Institutional Class	106,557.21
	$ 2,289,991

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $15,536 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,662,941.35%		$ 2,587

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,650 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,312, including $70 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $115,118. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,831 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $38.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $19,060.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	762,479	1,412,697	$ 17,855,601	$ 53,420,103
Shares redeemed	(988,610)	(1,438,620)	(24,275,576)	(53,775,838)
Net increase (decrease)	(226,131)	(25,923)	$ (6,419,975)	$ (355,735)
Class T
Shares sold	191,189	284,748	$ 4,418,849	$ 10,411,769
Shares redeemed	(197,739)	(355,685)	(4,660,840)	(13,010,570)
Net increase (decrease)	(6,550)	(70,937)	$ (241,991)	$ (2,598,801)
Class B
Shares sold	15,719	16,804	$ 336,730	$ 624,661
Shares redeemed	(82,202)	(167,215)	(1,931,115)	(6,101,257)
Net increase (decrease)	(66,483)	(150,411)	$ (1,594,385)	$ (5,476,596)
Class C
Shares sold	228,177	311,882	$ 5,099,809	$ 11,372,831
Shares redeemed	(355,573)	(559,180)	(8,077,614)	(20,004,404)
Net increase (decrease)	(127,396)	(247,298)	$ (2,977,805)	$ (8,631,573)
Gold
Shares sold	14,762,307	22,313,552	$ 353,881,152	$ 848,495,476
Shares redeemed	(35,529,956)	(32,795,078)	(890,882,074)	(1,225,752,483)
Net increase (decrease)	(20,767,649)	(10,481,526)	$ (537,000,922)	$ (377,257,007)
Institutional Class
Shares sold	1,012,988	1,354,134	$ 24,143,730	$ 51,488,741
Shares redeemed	(740,936)	(849,045)	(17,338,169)	(31,583,828)
Net increase (decrease)	272,052	505,089	$ 6,805,561	$ 19,904,913

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,045.20	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.41%
Actual		$ 1,000.00	$ 1,043.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.91%
Actual		$ 1,000.00	$ 1,041.10	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 1,041.20	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Materials	.83%
Actual		$ 1,000.00	$ 1,046.70	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,046.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.8	9.6
Praxair, Inc.	6.1	0.0
LyondellBasell Industries NV Class A	6.0	4.9
FMC Corp.	4.8	3.1
Ecolab, Inc.	4.8	4.1
PPG Industries, Inc.	4.6	4.0
Eastman Chemical Co.	4.5	3.6
International Paper Co.	3.9	3.8
Rock-Tenn Co. Class A	3.2	3.1
Ashland, Inc.	3.0	2.8
	50.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Chemicals	67.1%
Containers & Packaging	10.3%
Metals & Mining	9.7%
Paper & Forest Products	4.7%
Construction Materials	4.4%
All Others*	3.8%

As of February 28, 2013
Chemicals	65.9%
Metals & Mining	12.3%
Containers & Packaging	8.6%
Paper & Forest Products	6.0%
Construction Materials	3.7%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 67.1%
Commodity Chemicals - 10.3%
Axiall Corp.	740,357	$ 29,636,491
Cabot Corp.	744,768	29,783,272
LyondellBasell Industries NV Class A	1,458,096	102,285,434
Westlake Chemical Corp.	133,510	13,508,542
		175,213,739
Diversified Chemicals - 14.9%
Eastman Chemical Co.	1,011,025	76,837,900
FMC Corp.	1,240,853	82,653,218
Lanxess AG	252,793	16,292,575
PPG Industries, Inc.	501,364	78,318,070
		254,101,763
Fertilizers & Agricultural Chemicals - 12.3%
CF Industries Holdings, Inc.	132,638	25,246,317
Monsanto Co.	1,709,028	167,296,750
Potash Corp. of Saskatchewan, Inc.	601,000	17,773,806
		210,316,873
Industrial Gases - 8.3%
Airgas, Inc.	381,166	38,745,524
Praxair, Inc.	884,074	103,790,288
		142,535,812
Specialty Chemicals - 21.3%
Albemarle Corp.	288,236	17,977,279
Ashland, Inc.	579,441	50,533,050
Cytec Industries, Inc.	299,530	22,398,853
Ecolab, Inc.	895,779	81,829,412
Rockwood Holdings, Inc.	415,191	26,514,097
Royal DSM NV	113,719	8,388,060
RPM International, Inc.	572,004	19,436,696
Sherwin-Williams Co.	267,427	46,104,415
Sigma Aldrich Corp.	553,544	45,650,774
W.R. Grace & Co. (a)	552,550	44,397,393
		363,230,029
TOTAL CHEMICALS		1,145,398,216
CONSTRUCTION MATERIALS - 4.4%
Construction Materials - 4.4%
Eagle Materials, Inc.	177,575	11,393,212
Martin Marietta Materials, Inc. (d)	154,911	14,879,202
Vulcan Materials Co.	1,025,035	48,996,673
		75,269,087
CONTAINERS & PACKAGING - 10.3%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	591,724	34,799,288

	Shares	Value
Ball Corp.	539,409	$ 23,960,548
Silgan Holdings, Inc.	288,778	13,624,546
		72,384,382
Paper Packaging - 6.1%
Graphic Packaging Holding Co. (a)	2,088,358	17,354,255
MeadWestvaco Corp.	902,766	32,364,161
Rock-Tenn Co. Class A	482,370	53,596,131
		103,314,547
TOTAL CONTAINERS & PACKAGING		175,698,929
METALS & MINING - 9.7%
Diversified Metals & Mining - 2.0%
Copper Mountain Mining Corp. (a)	3,756,327	6,312,256
First Quantum Minerals Ltd.	511,200	8,488,453
Grupo Mexico SA de CV Series B	3,742,900	10,701,203
Turquoise Hill Resources Ltd. (a)(d)	1,648,740	8,577,893
		34,079,805
Gold - 3.2%
Franco-Nevada Corp.	362,100	16,484,093
Goldcorp, Inc.	825,300	24,368,015
Royal Gold, Inc.	236,902	13,747,423
		54,599,531
Steel - 4.5%
Carpenter Technology Corp.	616,793	33,164,960
Haynes International, Inc.	207,151	9,162,289
Reliance Steel & Aluminum Co.	529,217	35,293,482
		77,620,731
TOTAL METALS & MINING		166,300,067
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 2.2%
Peabody Energy Corp.	2,146,086	36,912,679
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 0.8%
Canfor Corp. (a)	685,100	13,522,481
Paper Products - 3.9%
International Paper Co.	1,401,385	66,159,386
TOTAL PAPER & FOREST PRODUCTS		79,681,867
TOTAL COMMON STOCKS (Cost $1,323,342,982)		1,679,260,845
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $8,904,827)	$ 8,904,827	$ 8,904,827
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	18,023,772	18,023,772
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,257,425	3,257,425
TOTAL MONEY MARKET FUNDS (Cost $21,281,197)		21,281,197
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,353,529,006)	1,709,446,869
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,401,640)
NET ASSETS - 100%	$ 1,707,045,229
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,904,827 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,904,827
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,177
Fidelity Securities Lending Cash Central Fund	65,556
Total	$ 90,733
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,679,260,845	$ 1,679,260,845	$ -	$ -
Convertible Bonds	8,904,827	-	-	8,904,827
Money Market Funds	21,281,197	21,281,197	-	-
Total Investments in Securities:	$ 1,709,446,869	$ 1,700,542,042	$ -	$ 8,904,827
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Netherlands	6.5%
Canada	5.6%
Germany	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,227,665) - See accompanying schedule: Unaffiliated issuers (cost $1,332,247,809)	$ 1,688,165,672
Fidelity Central Funds (cost $21,281,197)	21,281,197
Total Investments (cost $1,353,529,006)		$ 1,709,446,869
Receivable for investments sold		9,989,053
Receivable for fund shares sold		2,190,904
Dividends receivable		2,092,529
Interest receivable		475,341
Distributions receivable from Fidelity Central Funds		3,322
Prepaid expenses		18,855
Receivable from investment adviser for expense reductions		778
Other receivables		5,102
Total assets		1,724,222,753

Liabilities
Payable for investments purchased	$ 10,441,573
Payable for fund shares redeemed	2,131,941
Accrued management fee	793,588
Distribution and service plan fees payable	148,664
Other affiliated payables	364,383
Other payables and accrued expenses	39,950
Collateral on securities loaned, at value	3,257,425
Total liabilities		17,177,524

Net Assets		$ 1,707,045,229
Net Assets consist of:
Paid in capital		$ 1,322,934,784
Undistributed net investment income		4,817,452
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,377,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		355,915,535
Net Assets		$ 1,707,045,229

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($251,983,583 ÷ 3,284,943 shares)	$ 76.71

Maximum offering price per share (100/94.25 of $76.71)	$ 81.39
Class T: Net Asset Value and redemption price per share ($36,350,072 ÷ 476,897 shares)	$ 76.22

Maximum offering price per share (100/96.50 of $76.22)	$ 78.98
Class B: Net Asset Value and offering price per share ($8,505,702 ÷ 113,173 shares)A	$ 75.16

Class C: Net Asset Value and offering price per share ($87,655,127 ÷ 1,170,071 shares)A	$ 74.91

Materials: Net Asset Value, offering price and redemption price per share ($1,092,263,186 ÷ 14,177,979 shares)	$ 77.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,287,559 ÷ 2,993,071 shares)	$ 76.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,272,976
Interest		418,467
Income from Fidelity Central Funds		90,733
Total income		12,782,176

Expenses
Management fee	$ 4,711,281
Transfer agent fees	1,973,128
Distribution and service plan fees	856,150
Accounting and security lending fees	265,369
Custodian fees and expenses	16,300
Independent trustees' compensation	9,451
Registration fees	94,811
Audit	20,800
Legal	1,327
Miscellaneous	10,197
Total expenses before reductions	7,958,814
Expense reductions	(21,454)	7,937,360
Net investment income (loss)		4,844,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,888,465
Foreign currency transactions	(34,408)
Futures contracts	702,685
Total net realized gain (loss)		40,556,742
Change in net unrealized appreciation (depreciation) on: Investment securities	31,045,215
Assets and liabilities in foreign currencies	655
Futures contracts	(417,650)
Total change in net unrealized appreciation (depreciation)		30,628,220
Net gain (loss)		71,184,962
Net increase (decrease) in net assets resulting from operations		$ 76,029,778

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,844,816	$ 17,162,906
Net realized gain (loss)	40,556,742	19,850,674
Change in net unrealized appreciation (depreciation)	30,628,220	92,211,838
Net increase (decrease) in net assets resulting from operations	76,029,778	129,225,418
Distributions to shareholders from net investment income	(1,166,370)	(15,064,080)
Distributions to shareholders from net realized gain	(381,671)	(31,892,999)
Total distributions	(1,548,041)	(46,957,079)
Share transactions - net increase (decrease)	(103,644,774)	219,532,050
Redemption fees	18,216	63,898
Total increase (decrease) in net assets	(29,144,821)	301,864,287

Net Assets
Beginning of period	1,736,190,050	1,434,325,763
End of period (including undistributed net investment income of $4,817,452 and undistributed net investment income of $1,139,006, respectively)	$ 1,707,045,229	$ 1,736,190,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Income from Investment Operations
Net investment income (loss) E	.15	.70	.40	1.08 H	.30 I	.22
Net realized and unrealized gain (loss)	3.17	5.69	(.35)	17.40	24.90	(29.46)
Total from investment operations	3.32	6.39	.05	18.48	25.20	(29.24)
Distributions from net investment income	(.03)	(.63)	(.40)	(1.06)	(.32)	(.12)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.01)	-	-
Total distributions	(.05)	(2.18)	(.78)	(1.07)	(.32)	(.12)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.71	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Total Return B,C,D	4.52%	9.40%	.21%	35.33%	91.25%	(51.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of fee waivers, if any	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of all reductions	1.11% A	1.12%	1.13%	1.15%	1.22%	1.20%
Net investment income (loss)	.40% A	1.02%	.61%	1.81% H	.65% I	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,984	$ 219,627	$ 157,781	$ 124,160	$ 52,352	$ 10,796
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Income from Investment Operations
Net investment income (loss) E	.04	.50	.21	.90 H	.16 I	.10
Net realized and unrealized gain (loss)	3.15	5.66	(.35)	17.34	24.81	(29.32)
Total from investment operations	3.19	6.16	(.14)	18.24	24.97	(29.22)
Distributions from net investment income	-	(.46)	(.25)	(.92)	(.19)	(.03)
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(2.02) N	(.63)	(.92)	(.19)	(.03)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.22	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Total Return B,C,D	4.36%	9.10%	(.09)%	34.98%	90.70%	(51.43)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of all reductions	1.40% A	1.41%	1.41%	1.43%	1.51%	1.46%
Net investment income (loss)	.10% A	.73%	.33%	1.54% H	.35% I	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,350	$ 37,860	$ 28,290	$ 25,570	$ 14,712	$ 4,944
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Income from Investment Operations
Net investment income (loss) E	(.15)	.16	(.11)	.60 H	(.07) I	(.12)
Net realized and unrealized gain (loss)	3.12	5.57	(.33)	17.13	24.61	(29.13)
Total from investment operations	2.97	5.73	(.44)	17.73	24.54	(29.25)
Distributions from net investment income	-	(.10)	-	(.65)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.65)	(.38)	(.65)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 75.16	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Total Return B,C,D	4.11%	8.55%	(.57)%	34.29%	89.79%	(51.67)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.91%	1.92%	2.01%	1.95%
Net investment income (loss)	(.40)% A	.24%	(.17)%	1.04% H	(.15)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,506	$ 10,218	$ 11,040	$ 13,507	$ 9,538	$ 2,601
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Income from Investment Operations
Net investment income (loss) E	(.13)	.18	(.10)	.61 H	(.06) I	(.13)
Net realized and unrealized gain (loss)	3.10	5.55	(.32)	17.09	24.57	(29.07)
Total from investment operations	2.97	5.73	(.42)	17.70	24.51	(29.20)
Distributions from net investment income	-	(.20)	-	(.72)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.75)	(.38)	(.72)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 74.91	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Total Return B,C,D	4.12%	8.58%	(.55)%	34.29%	89.82%	(51.66)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of all reductions	1.86% A	1.88%	1.89%	1.92%	2.00%	1.95%
Net investment income (loss)	(.35)% A	.26%	(.15)%	1.04% H	(.13)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,655	$ 75,007	$ 58,296	$ 46,525	$ 20,469	$ 5,509
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.25 G	.43 H	.38
Net realized and unrealized gain (loss)	3.18	5.71	(.37)	17.43	24.91	(29.54)
Total from investment operations	3.44	6.61	.23	18.68	25.34	(29.16)
Distributions from net investment income	(.06)	(.79)	(.55)	(1.16)	(.40)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.08)	(2.34)	(.93)	(1.19)	(.40)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 77.04	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Total Return B,C	4.67%	9.71%	.49%	35.70%	91.77%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of fee waivers, if any	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of all reductions	.83% A	.84%	.84%	.87%	.94%	.90%
Net investment income (loss)	.68% A	1.30%	.90%	2.10% G	.92% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092,263	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.28 G	.46 H	.38
Net realized and unrealized gain (loss)	3.18	5.70	(.36)	17.40	24.89	(29.53)
Total from investment operations	3.44	6.60	.24	18.68	25.35	(29.15)
Distributions from net investment income	(.05)	(.83)	(.56)	(1.19)	(.44)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.07)	(2.38)	(.94)	(1.22)	(.44)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 76.94	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Total Return B,C	4.68%	9.71%	.50%	35.73%	91.79%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of fee waivers, if any	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of all reductions	.81% A	.84%	.83%	.85%	.93%	.90%
Net investment income (loss)	.69% A	1.30%	.91%	2.11% G	.94% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,288	$ 246,696	$ 89,299	$ 85,130	$ 13,670	$ 719
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 403,122,553
Gross unrealized depreciation	(49,335,426)
Net unrealized appreciation (depreciation) on securities and other investments	$ 353,787,127

Tax cost	$ 1,355,659,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (2,033,557)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (3,137,332)

The Fund acquired $3,137,332 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $702,685 and a change in net unrealized appreciation (depreciation) of $(417,650) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $485,250,352 and $562,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 300,151	$ 11,954
Class T	.25%	.25%	95,752	1,376
Class B	.75%	.25%	47,587	36,150
Class C	.75%	.25%	412,660	156,408
			$ 856,150	$ 205,888

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,828
Class T	5,965
Class B*	11,647
Class C*	8,760
$ 110,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,865.26
Class T	58,102.30
Class B	14,347.30
Class C	105,811.26
Materials	1,264,832.23
Institutional Class	221,171.21
	$ 1,973,128

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,580 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,924 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,232 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,100.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 100,039	$ 1,631,593
Class T	-	221,281
Class B	-	14,451
Class C	-	183,511
Materials	944,063	11,420,509
Institutional Class	122,268	1,592,735
Total	$ 1,166,370	$ 15,064,080
From net realized gain
Class A	$ 53,146	$ 3,967,803
Class T	8,951	717,303
Class B	2,342	228,009
Class C	18,403	1,411,838
Materials	258,857	22,783,457
Institutional Class	39,972	2,784,589
Total	$ 381,671	$ 31,892,999

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	845,185	1,611,922	$ 63,860,557	$ 112,576,195
Reinvestment of distributions	1,767	68,775	130,782	4,804,595
Shares redeemed	(552,687)	(969,159)	(41,603,528)	(66,285,158)
Net increase (decrease)	294,265	711,538	$ 22,387,811	$ 51,095,632
Class T
Shares sold	71,423	205,283	$ 5,358,495	$ 14,234,477
Reinvestment of distributions	117	12,892	8,598	896,667
Shares redeemed	(112,931)	(110,407)	(8,363,529)	(7,498,384)
Net increase (decrease)	(41,391)	107,768	$ (2,996,436)	$ 7,632,760
Class B
Shares sold	4,823	21,997	$ 356,126	$ 1,493,049
Reinvestment of distributions	28	3,022	2,012	207,121
Shares redeemed	(33,191)	(45,545)	(2,445,073)	(3,081,508)
Net increase (decrease)	(28,340)	(20,526)	$ (2,086,935)	$ (1,381,338)
Class C
Shares sold	252,004	423,105	$ 18,631,074	$ 29,248,360
Reinvestment of distributions	212	19,249	15,341	1,317,196
Shares redeemed	(124,526)	(257,585)	(9,204,681)	(17,263,032)
Net increase (decrease)	127,690	184,769	$ 9,441,734	$ 13,302,524
Materials
Shares sold	1,605,160	5,306,846	$ 121,461,538	$ 372,534,797
Reinvestment of distributions	15,396	464,930	1,142,813	32,543,457
Shares redeemed	(3,007,093)	(5,905,812)	(226,872,871)	(406,043,890)
Net increase (decrease)	(1,386,537)	(134,036)	$ (104,268,520)	$ (965,636)
Institutional Class
Shares sold	1,322,568	2,986,457	$ 100,193,102	$ 212,651,449
Reinvestment of distributions	1,854	54,139	137,471	3,797,777
Shares redeemed	(1,684,551)	(975,090)	(126,453,001)	(66,601,118)
Net increase (decrease)	(360,129)	2,065,506	$ (26,122,428)	$ 149,848,108

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,074.30	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,072.70	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.40	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.89%
Actual		$ 1,000.00	$ 1,070.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Telecommunications	.86%
Actual		$ 1,000.00	$ 1,076.10	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,075.60	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	22.7	25.3
AT&T, Inc.	9.6	6.6
American Tower Corp.	7.7	7.1
SBA Communications Corp. Class A	5.7	5.6
Vodafone Group PLC sponsored ADR	4.6	4.4
Crown Castle International Corp.	3.9	1.8
CenturyLink, Inc.	3.7	5.6
T-Mobile U.S., Inc.	3.1	2.2
Level 3 Communications, Inc.	2.7	2.4
Telephone & Data Systems, Inc.	2.5	2.9
	66.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Diversified Telecommunication Services	58.2%
Wireless Telecommunication Services	26.4%
Real Estate Investment Trusts	8.0%
Media	2.7%
Internet Software & Services	0.8%
All Others*	3.9%

As of February 28, 2013
Diversified Telecommunication Services	56.9%
Wireless Telecommunication Services	28.0%
Real Estate Investment Trusts	7.1%
Media	2.1%
Electronic Equipment & Components	1.5%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Symmetricom, Inc. (a)	4,398	$ 21,374
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 12.5%
8x8, Inc. (a)	130,640	1,208,420
Cogent Communications Group, Inc.	228,568	7,092,465
inContact, Inc. (a)	425,923	3,462,754
Iridium Communications, Inc. (a)(d)	676,276	4,524,286
Level 3 Communications, Inc. (a)	520,967	11,648,822
Lumos Networks Corp.	497,759	7,839,704
Premiere Global Services, Inc. (a)	456,783	4,421,659
Towerstream Corp. (a)(d)	830,224	1,834,795
tw telecom, Inc. (a)	266,757	7,634,585
Vonage Holdings Corp. (a)	1,176,371	3,670,278
		53,337,768
Integrated Telecommunication Services - 45.7%
AT&T, Inc.	1,211,050	40,969,822
Atlantic Tele-Network, Inc.	141,700	6,693,908
Bezeq Israeli Telecommunication Corp. Ltd.	2,054,200	3,348,209
Cbeyond, Inc. (a)	383,900	2,518,384
CenturyLink, Inc.	484,309	16,040,314
Cincinnati Bell, Inc. (a)	1,304,814	3,901,394
Consolidated Communications Holdings, Inc.	60,998	1,017,447
Frontier Communications Corp. (d)	1,684,375	7,293,344
General Communications, Inc. Class A (a)	556,396	4,979,744
Hawaiian Telcom Holdco, Inc. (a)	109,365	2,713,346
IDT Corp. Class B	120,365	2,000,466
Koninklijke KPN NV	706,283	2,062,944
Telefonica Brasil SA sponsored ADR (d)	100,763	1,988,054
Verizon Communications, Inc.	2,052,151	97,230,916
Windstream Corp. (d)	344,582	2,780,777
		195,539,069
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		248,876,837
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Flextronics International Ltd. (a)	3,200	28,736

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Rackspace Hosting, Inc. (a)	72,100	$ 3,231,522
Velti PLC (a)(d)	145,900	51,065
		3,282,587
MEDIA - 2.7%
Broadcasting - 0.3%
Sinclair Broadcast Group, Inc. Class A	46,700	1,117,064
Cable & Satellite - 2.4%
Cablevision Systems Corp. - NY Group Class A	325	5,762
Comcast Corp. Class A	62,700	2,639,043
DISH Network Corp. Class A	63,800	2,868,448
Liberty Global PLC:
Class A (a)	32,918	2,557,070
Class C (a)	32,400	2,382,372
		10,452,695
TOTAL MEDIA		11,569,759
REAL ESTATE INVESTMENT TRUSTS - 8.0%
Office REITs - 0.3%
CyrusOne, Inc.	60,300	1,149,318
Specialized REITs - 7.7%
American Tower Corp.	475,590	33,048,749
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,198,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	101,131	2,554,569
SOFTWARE - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	59,403	2,042,275
WIRELESS TELECOMMUNICATION SERVICES - 26.4%
Wireless Telecommunication Services - 26.4%
Boingo Wireless, Inc. (a)(d)	586,245	4,191,652
Crown Castle International Corp. (a)	240,106	16,668,159
Leap Wireless International, Inc. (a)	581,300	8,824,134
Millicom International Cellular SA (depository receipt)	28,800	2,337,948
Mobile TeleSystems OJSC sponsored ADR	65,594	1,387,969
NII Holdings, Inc. (a)(d)	1,004,369	6,006,127
NTELOS Holdings Corp.	47,054	782,037
SBA Communications Corp. Class A (a)	325,256	24,394,200
Shenandoah Telecommunications Co.	47,969	822,668
Sprint Corp. (a)	51,888	348,168
T-Mobile U.S., Inc. (a)	571,140	13,336,119
Telephone & Data Systems, Inc.	378,202	10,472,413
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	81,300	$ 3,478,014
Vodafone Group PLC sponsored ADR	607,809	19,662,621
		112,712,229
TOTAL COMMON STOCKS (Cost $405,180,363)		415,286,433
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (b)	12,369,940	12,369,940
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,601,626	16,601,626
TOTAL MONEY MARKET FUNDS (Cost $28,971,566)		28,971,566
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $434,151,929)		444,257,999
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(16,963,038)
NET ASSETS - 100%		$ 427,294,961
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,500
Fidelity Securities Lending Cash Central Fund	134,812
Total	$ 142,312
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,483,251) - See accompanying schedule: Unaffiliated issuers (cost $405,180,363)	$ 415,286,433
Fidelity Central Funds (cost $28,971,566)	28,971,566
Total Investments (cost $434,151,929)		$ 444,257,999
Receivable for fund shares sold		165,811
Dividends receivable		235,936
Distributions receivable from Fidelity Central Funds		18,637
Prepaid expenses		5,368
Receivable from investment adviser for expense reductions		107
Other receivables		25,497
Total assets		444,709,355

Liabilities
Payable for fund shares redeemed	468,608
Accrued management fee	207,826
Distribution and service plan fees payable	8,202
Other affiliated payables	102,996
Other payables and accrued expenses	25,136
Collateral on securities loaned, at value	16,601,626
Total liabilities		17,414,394

Net Assets		$ 427,294,961
Net Assets consist of:
Paid in capital		$ 422,720,136
Undistributed net investment income		4,622,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,146,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,099,440
Net Assets		$ 427,294,961

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,061,469 ÷ 127,828 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,387,569 ÷ 79,770 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class B: Net Asset Value and offering price per share ($544,595 ÷ 9,872 shares)A	$ 55.17

Class C: Net Asset Value and offering price per share ($5,140,685 ÷ 93,495 shares)A	$ 54.98

Telecommunications: Net Asset Value, offering price and redemption price per share ($408,864,777 ÷ 7,368,206 shares)	$ 55.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,295,866 ÷ 23,398 shares)	$ 55.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,505,195
Interest		23
Income from Fidelity Central Funds		142,312
Total income		6,647,530

Expenses
Management fee	$ 1,292,882
Transfer agent fees	527,388
Distribution and service plan fees	47,759
Accounting and security lending fees	92,079
Custodian fees and expenses	13,961
Independent trustees' compensation	2,654
Registration fees	49,225
Audit	26,588
Legal	826
Interest	90
Miscellaneous	2,304
Total expenses before reductions	2,055,756
Expense reductions	(48,758)	2,006,998
Net investment income (loss)		4,640,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,561,958
Foreign currency transactions	(9,986)
Total net realized gain (loss)		3,551,972
Change in net unrealized appreciation (depreciation) on: Investment securities	23,428,834
Assets and liabilities in foreign currencies	(4,500)
Total change in net unrealized appreciation (depreciation)		23,424,334
Net gain (loss)		26,976,306
Net increase (decrease) in net assets resulting from operations		$ 31,616,838

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,640,532	$ 9,261,556
Net realized gain (loss)	3,551,972	44,357,084
Change in net unrealized appreciation (depreciation)	23,424,334	3,165,741
Net increase (decrease) in net assets resulting from operations	31,616,838	56,784,381
Distributions to shareholders from net investment income	(1,602,544)	(8,401,078)
Share transactions - net increase (decrease)	1,159,076	(7,060,825)
Redemption fees	23,730	3,280
Total increase (decrease) in net assets	31,197,100	41,325,758

Net Assets
Beginning of period	396,097,861	354,772,103
End of period (including undistributed net investment income of $4,622,307 and undistributed net investment income of $1,584,319, respectively)	$ 427,294,961	$ 396,097,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Income from Investment Operations
Net investment income (loss) E	.47	.99	.56	.57	.67	.22
Net realized and unrealized gain (loss)	3.36	5.43	(.86)	9.49	10.55	(15.60)
Total from investment operations	3.83	6.42	(.30)	10.06	11.22	(15.38)
Distributions from net investment income	(.17)	(.96)	(.51)	(.77)	(.19)	(.35) H
Distributions from net realized gain	-	-	-	-	(.05)	(.18) H
Total distributions	(.17)	(.96)	(.51)	(.77)	(.24) L	(.52) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.24	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Total Return B, C, D	7.43%	13.97%	(.54)%	26.87%	42.07%	(36.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of all reductions	1.16% A	1.17%	1.18%	1.18%	1.24%	1.21%
Net investment income (loss)	1.68% A	2.01%	1.21%	1.35%	1.89%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,449	$ 4,677	$ 4,305	$ 3,343	$ 2,112
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. MTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Income from Investment Operations
Net investment income (loss) E	.38	.85	.42	.45	.57	.12
Net realized and unrealized gain (loss)	3.36	5.39	(.84)	9.47	10.54	(15.56)
Total from investment operations	3.74	6.24	(.42)	9.92	11.11	(15.44)
Distributions from net investment income	(.15)	(.84)	(.38)	(.66)	(.22)	(.24) H
Distributions from net realized gain	-	-	-	-	(.03)	(.13) H
Total distributions	(.15)	(.84)	(.38)	(.66)	(.24) L	(.37) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.00	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Total Return B, C, D	7.27%	13.61%	(.82)%	26.54%	41.64%	(36.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of fee waivers, if any	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of all reductions	1.46% A	1.46%	1.47%	1.46%	1.53%	1.48%
Net investment income (loss)	1.39% A	1.72%	.92%	1.06%	1.60%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,388	$ 4,237	$ 2,702	$ 2,882	$ 2,051	$ 620
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. MTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.26	.62	.21	.25	.40	(.05)
Net realized and unrealized gain (loss)	3.38	5.42	(.83)	9.48	10.54	(15.49)
Total from investment operations	3.64	6.04	(.62)	9.73	10.94	(15.54)
Distributions from net investment income	(.10)	(.55)	(.17)	(.40)	(.04)	(.11) H
Distributions from net realized gain	-	-	-	-	(.01)	(.06) H
Total distributions	(.10)	(.55)	(.17)	(.40)	(.05) L	(.17) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.17	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Total Return B, C, D	7.04%	13.11%	(1.29)%	25.96%	40.97%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of all reductions	1.91% A	1.92%	1.93%	1.93%	2.00%	1.96%
Net investment income (loss)	.93% A	1.26%	.47%	.60%	1.13%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 576	$ 596	$ 706	$ 641	$ 363
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. MTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.27	.63	.22	.26	.41	(.05)
Net realized and unrealized gain (loss)	3.36	5.41	(.84)	9.46	10.56	(15.50)
Total from investment operations	3.63	6.04	(.62)	9.72	10.97	(15.55)
Distributions from net investment income	(.12)	(.59)	(.25)	(.44)	(.10)	(.07) H
Distributions from net realized gain	-	-	-	-	(.02)	(.05) H
Total distributions	(.12)	(.59)	(.25)	(.44)	(.12) L	(.11) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 54.98	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Total Return B, C, D	7.05%	13.14%	(1.27)%	25.95%	41.00%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of all reductions	1.87% A	1.89%	1.91%	1.92%	2.00%	1.96%
Net investment income (loss)	.97% A	1.29%	.48%	.61%	1.13%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,141	$ 4,353	$ 3,514	$ 3,035	$ 2,151	$ 371
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. MTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Income from Investment Operations
Net investment income (loss) D	.56	1.15	.70	.69	.76	.30
Net realized and unrealized gain (loss)	3.38	5.43	(.86)	9.52	10.59	(15.65)
Total from investment operations	3.94	6.58	(.16)	10.21	11.35	(15.35)
Distributions from net investment income	(.20)	(1.09)	(.65)	(.87)	(.31)	(.41) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.20)	(1.09)	(.65)	(.87)	(.36) K	(.61) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.49	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Total Return B, C	7.61%	14.30%	(.23)%	27.24%	42.43%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of all reductions	.84% A	.85%	.88%	.91%	.98%	.96%
Net investment income (loss)	2.01% A	2.33%	1.52%	1.62%	2.15%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,865	$ 377,841	$ 342,262	$ 354,938	$ 279,704	$ 196,231
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Income from Investment Operations
Net investment income (loss) D	.55	1.17	.70	.71	.84	.34
Net realized and unrealized gain (loss)	3.36	5.42	(.88)	9.50	10.55	(15.67)
Total from investment operations	3.91	6.59	(.18)	10.21	11.39	(15.33)
Distributions from net investment income	(.18)	(1.14)	(.64)	(.88)	(.38)	(.40) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.18)	(1.14)	(.64)	(.88)	(.43) K	(.59) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.38	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Total Return B, C	7.56%	14.33%	(.26)%	27.27%	42.59%	(35.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of fee waivers, if any	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of all reductions	.88% A	.83%	.87%	.89%	.84%	.90%
Net investment income (loss)	1.96% A	2.35%	1.52%	1.64%	2.29%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 2,641	$ 1,022	$ 1,743	$ 1,101	$ 68
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. LTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,094,004
Gross unrealized depreciation	(34,555,598)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,538,406

Tax cost	$ 436,719,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,605,799)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,067,465 and $263,124,359, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,875	$ 553
Class T	.25%	.25%	10,888	177
Class B	.75%	.25%	2,821	2,129
Class C	.75%	.25%	25,175	7,546
			$ 47,759	$ 10,405

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,067
Class T	1,315
Class B*	344
Class C*	307
$ 5,033

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,736.30
Class T	7,513.34
Class B	847.30
Class C	6,614.26
Telecommunications	499,893.22
Institutional Class	1,785.27
	$ 527,388

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,447 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,511,667.31%		$ 90

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $498 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $134,812, including $38,531 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,058 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $675.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 21,804	$ 115,461
Class T	12,115	65,641
Class B	967	6,964
Class C	10,294	43,780
Telecommunications	1,553,692	8,113,006
Institutional Class	3,672	56,226
Total	$ 1,602,544	$ 8,401,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	33,591	76,572	$ 1,866,985	$ 3,760,739
Reinvestment of distributions	336	1,839	18,689	92,540
Shares redeemed	(31,130)	(54,776)	(1,718,495)	(2,738,397)
Net increase (decrease)	2,797	23,635	$ 167,179	$ 1,114,882
Class T
Shares sold	14,199	48,620	$ 791,601	$ 2,392,044
Reinvestment of distributions	211	1,268	11,705	63,823
Shares redeemed	(17,059)	(26,195)	(939,469)	(1,317,712)
Net increase (decrease)	(2,649)	23,693	$ (136,163)	$ 1,138,155
Class B
Shares sold	57	3,053	$ 3,198	$ 144,445
Reinvestment of distributions	16	133	894	6,751
Shares redeemed	(1,357)	(4,941)	(73,286)	(248,673)
Net increase (decrease)	(1,284)	(1,755)	$ (69,194)	$ (97,477)
Class C
Shares sold	20,691	26,248	$ 1,151,902	$ 1,304,972
Reinvestment of distributions	126	594	6,991	29,972
Shares redeemed	(11,892)	(18,620)	(659,326)	(912,596)
Net increase (decrease)	8,925	8,222	$ 499,567	$ 422,348
Telecommunications
Shares sold	2,351,418	3,283,802	$ 130,999,267	$ 158,174,294
Reinvestment of distributions	27,061	156,090	1,509,720	7,859,416
Shares redeemed	(2,311,025)	(3,538,446)	(130,372,069)	(177,183,415)
Net increase (decrease)	67,454	(98,554)	$ 2,136,918	$ (11,149,705)
Institutional Class
Shares sold	12,182	41,031	$ 689,106	$ 2,107,286
Reinvestment of distributions	50	986	2,783	49,926
Shares redeemed	(39,965)	(13,014)	(2,131,120)	(646,240)
Net increase (decrease)	(27,733)	29,003	$ (1,439,231)	$ 1,510,972

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio and Strategic Advisers U.S. Opportunity Fund were the owners of record of approximately 16% and 12%, respectively, of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Consumer Staples Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,231,896,932.45	72.402
Against	59,201,079.18	3.479
Abstain	62,956,309.82	3.700
Broker Non-Vote	347,429,518.32	20.419
TOTAL	1,701,483,839.77	100.000
PROPOSAL 2
To approve a management contract between Gold Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,324,132,405.74	82.001
Against	87,695,443.27	5.431
Abstain	81,563,532.56	5.051
Broker Non-Vote	121,395,496.57	7.517
TOTAL	1,614,786,878.14	100.000
PROPOSAL 2
To approve a management contract between Materials Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	782,680,671.91	69.186
Against	33,398,286.37	2.953
Abstain	38,711,653.50	3.421
Broker Non-Vote	276,491,097.39	24.440
TOTAL	1,131,281,709.17	100.000
PROPOSAL 2
To approve a management contract between Telecommunications Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	208,420,238.27	81.880
Against	18,588,167.85	7.302
Abstain	11,559,235.71	4.541
Broker Non-Vote	15,977,976.37	6.277
TOTAL	254,545,618.20	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASGMT-USAN-1013
1.855653.106

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,035.60	$ 5.49
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,034.20	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.87%
Actual		$ 1,000.00	$ 1,031.40	$ 9.57
Hypothetical A		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,031.80	$ 9.32
Hypothetical A		$ 1,000.00	$ 1,016.03	$ 9.25
Consumer Staples	.80%
Actual		$ 1,000.00	$ 1,037.00	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,036.80	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.6	13.9
Procter & Gamble Co.	12.3	13.1
The Coca-Cola Co.	12.0	11.7
CVS Caremark Corp.	8.8	7.3
Altria Group, Inc.	4.9	4.8
Kroger Co.	4.5	2.2
Wal-Mart Stores, Inc.	3.3	2.9
Pernod Ricard SA	2.6	2.0
Diageo PLC sponsored ADR	2.5	2.5
Bunge Ltd.	2.5	2.2
	68.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Beverages	27.1%
Tobacco	23.8%
Food & Staples Retailing	18.9%
Household Products	14.4%
Food Products	11.2%
All Others*	4.6%

As of February 28, 2013
Beverages	25.4%
Tobacco	22.7%
Household Products	16.1%
Food & Staples Retailing	15.1%
Food Products	10.7%
All Others*	10.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BEVERAGES - 27.1%
Brewers - 4.4%
Anheuser-Busch InBev SA NV	505,790	$ 47,170,531
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	332,322	11,558,159
SABMiller PLC	946,684	45,097,923
		103,826,613
Distillers & Vintners - 7.0%
Diageo PLC sponsored ADR	477,226	58,546,086
Pernod Ricard SA	523,601	60,786,796
Remy Cointreau SA (d)	413,470	43,498,425
		162,831,307
Soft Drinks - 15.7%
Coca-Cola Bottling Co. CONSOLIDATED	100,860	6,338,042
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	37,929	4,552,239
Coca-Cola Icecek A/S	380,162	8,913,179
Embotelladora Andina SA:
ADR	212,112	4,944,331
sponsored ADR	241,600	7,308,400
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	105,687	9,974,739
PepsiCo, Inc.	559,788	44,631,897
The Coca-Cola Co.	7,302,858	278,823,118
		365,485,945
TOTAL BEVERAGES		632,143,865
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 10.4%
CVS Caremark Corp.	3,532,421	205,057,039
Drogasil SA	755,400	5,344,266
Walgreen Co.	650,003	31,245,644
		241,646,949
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	168,183	3,883,345
Food Retail - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	105,400	6,078,037
Kroger Co.	2,847,418	104,215,499
		110,293,536
Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corp.	69,800	7,808,526
Wal-Mart Stores, Inc.	1,057,721	77,192,479
		85,001,005
TOTAL FOOD & STAPLES RETAILING		440,824,835
FOOD PRODUCTS - 11.2%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	763,463	26,881,532
Bunge Ltd.	759,846	57,581,130

	Shares	Value
First Resources Ltd.	1,413,000	$ 2,027,117
SLC Agricola SA	493,200	4,030,847
		90,520,626
Packaged Foods & Meats - 7.3%
Amira Nature Foods Ltd.	225,189	2,130,288
Annie's, Inc. (a)(d)	104,112	4,781,864
Green Mountain Coffee Roasters, Inc. (a)	289,137	24,955,414
Hain Celestial Group, Inc. (a)	74,639	6,103,977
Lindt & Spruengli AG	141	6,516,202
Marfrig Frigor E Com de Alabama SA (a)	1,826,700	4,685,515
Mead Johnson Nutrition Co. Class A	548,416	41,147,652
Nestle SA	410,614	26,872,319
Orion Corp.	2,360	2,096,323
TreeHouse Foods, Inc. (a)	22,195	1,443,341
Ulker Biskuvi Sanayi A/S	930,525	4,838,045
Unilever NV (NY Reg.)	1,143,150	43,016,735
Want Want China Holdings Ltd.	1,511,000	2,240,842
		170,828,517
TOTAL FOOD PRODUCTS		261,349,143
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	74,700	6,033,519
HOUSEHOLD PRODUCTS - 14.4%
Household Products - 14.4%
Colgate-Palmolive Co.	789,875	45,631,079
Procter & Gamble Co.	3,682,358	286,818,865
Svenska Cellulosa AB (SCA) (B Shares)	202,600	4,949,330
		337,399,274
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	544,000	5,959,520
Herbalife Ltd.	79,990	4,880,190
L'Oreal SA	139,200	23,226,677
Nu Skin Enterprises, Inc. Class A	235,673	19,728,187
		53,794,574
PHARMACEUTICALS - 1.0%
Pharmaceuticals - 1.0%
Johnson & Johnson	191,897	16,581,820
Perrigo Co.	49,606	6,029,609
		22,611,429
TOBACCO - 23.8%
Tobacco - 23.8%
Altria Group, Inc.	3,403,864	115,322,912
British American Tobacco PLC sponsored ADR (d)	3,347,449	340,000,395
Imperial Tobacco Group PLC	183,799	6,072,646
ITC Ltd.	1,528,231	7,180,046
Japan Tobacco, Inc.	167,500	5,657,288
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Lorillard, Inc.	361,589	$ 15,295,215
Philip Morris International, Inc.	674,407	56,272,520
Souza Cruz SA	976,400	10,230,726
		556,031,748
TOTAL COMMON STOCKS (Cost $1,739,801,413)		2,310,188,387
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	21,072,452	21,072,452
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,398,500	9,398,500
TOTAL MONEY MARKET FUNDS (Cost $30,470,952)		30,470,952
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,770,272,365)	2,340,659,339
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,324,025)
NET ASSETS - 100%	$ 2,334,335,314
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,417
Fidelity Securities Lending Cash Central Fund	231,669
Total	$ 285,086
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,310,188,387	$ 2,230,488,249	$ 79,700,138	$ -
Money Market Funds	30,470,952	30,470,952	-	-
Total Investments in Securities:	$ 2,340,659,339	$ 2,260,959,201	$ 79,700,138	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.5%
United Kingdom	19.3%
France	5.5%
Bermuda	2.5%
Belgium	2.0%
Netherlands	1.8%
Brazil	1.5%
Switzerland	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,085,318) - See accompanying schedule: Unaffiliated issuers (cost $1,739,801,413)	$ 2,310,188,387
Fidelity Central Funds (cost $30,470,952)	30,470,952
Total Investments (cost $1,770,272,365)		$ 2,340,659,339
Cash		222,059
Receivable for investments sold		3,930,322
Receivable for fund shares sold		2,122,832
Dividends receivable		8,352,608
Distributions receivable from Fidelity Central Funds		19,404
Prepaid expenses		27,955
Receivable from investment adviser for expense reductions		798
Other receivables		4,231
Total assets		2,355,339,548

Liabilities
Payable for investments purchased	$ 319,361
Payable for fund shares redeemed	9,347,643
Accrued management fee	1,124,916
Distribution and service plan fees payable	238,044
Other affiliated payables	482,210
Other payables and accrued expenses	93,560
Collateral on securities loaned, at value	9,398,500
Total liabilities		21,004,234

Net Assets		$ 2,334,335,314
Net Assets consist of:
Paid in capital		$ 1,695,121,803
Undistributed net investment income		29,561,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,295,198
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		570,356,684
Net Assets		$ 2,334,335,314

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($311,137,858 ÷ 3,597,702 shares)	$ 86.48

Maximum offering price per share (100/94.25 of $86.48)	$ 91.76
Class T: Net Asset Value and redemption price per share ($59,472,377 ÷ 692,444 shares)	$ 85.89

Maximum offering price per share (100/96.50 of $85.89)	$ 89.01
Class B: Net Asset Value and offering price per share ($17,578,838 ÷ 206,178 shares)A	$ 85.26

Class C: Net Asset Value and offering price per share ($153,757,799 ÷ 1,812,821 shares)A	$ 84.82

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,390,752,952 ÷ 15,970,974 shares)	$ 87.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($401,635,490 ÷ 4,626,654 shares)	$ 86.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 40,686,877
Interest		16
Income from Fidelity Central Funds		285,086
Total income		40,971,979

Expenses
Management fee	$ 6,878,439
Transfer agent fees	2,584,028
Distribution and service plan fees	1,371,311
Accounting and security lending fees	373,196
Custodian fees and expenses	50,939
Independent trustees' compensation	13,836
Registration fees	109,208
Audit	30,489
Legal	1,946
Miscellaneous	17,190
Total expenses before reductions	11,430,582
Expense reductions	(24,760)	11,405,822
Net investment income (loss)		29,566,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,208,163
Foreign currency transactions	(60,756)
Total net realized gain (loss)		42,147,407
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $22,851)	16,595,192
Assets and liabilities in foreign currencies	(1,144)
Total change in net unrealized appreciation (depreciation)		16,594,048
Net gain (loss)		58,741,455
Net increase (decrease) in net assets resulting from operations		$ 88,307,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,566,157	$ 34,326,160
Net realized gain (loss)	42,147,407	94,809,727
Change in net unrealized appreciation (depreciation)	16,594,048	198,071,394
Net increase (decrease) in net assets resulting from operations	88,307,612	327,207,281
Distributions to shareholders from net investment income	(5,466,154)	(31,344,671)
Distributions to shareholders from net realized gain	(59,061,135)	(29,546,659)
Total distributions	(64,527,289)	(60,891,330)
Share transactions - net increase (decrease)	23,884,212	287,768,850
Redemption fees	17,651	35,035
Total increase (decrease) in net assets	47,682,186	554,119,836

Net Assets
Beginning of period	2,286,653,128	1,732,533,292
End of period (including undistributed net investment income of $29,561,629 and undistributed net investment income of $5,461,626, respectively)	$ 2,334,335,314	$ 2,286,653,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Income from Investment Operations
Net investment income (loss) E	.99	1.26	1.22	.98	.84	.67
Net realized and unrealized gain (loss)	2.12	11.73	8.73	7.10	17.02	(19.19)
Total from investment operations	3.11	12.99	9.95	8.08	17.86	(18.52)
Distributions from net investment income	(.18)	(1.08)	(1.06)	(.83)	(.74)	(.66)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.02)
Total distributions	(2.30)	(2.22)	(2.70)	(1.49)	(.74)	(.68) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 86.48	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Total Return B, C, D	3.56%	17.60%	15.00%	13.27%	40.66%	(29.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of all reductions	1.07% A	1.08%	1.09%	1.11%	1.13%	1.18%
Net investment income (loss)	2.23% A	1.58%	1.74%	1.53%	1.51%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,138	$ 277,329	$ 205,851	$ 160,526	$ 162,370	$ 121,193
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Income from Investment Operations
Net investment income (loss) E	.86	1.03	1.01	.79	.66	.53
Net realized and unrealized gain (loss)	2.11	11.68	8.68	7.05	16.95	(19.12)
Total from investment operations	2.97	12.71	9.69	7.84	17.61	(18.59)
Distributions from net investment income	(.14)	(.88)	(.86)	(.65)	(.59)	(.60)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.26)	(2.02)	(2.50)	(1.31)	(.59)	(.60) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.89	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Total Return B, C, D	3.42%	17.29%	14.67%	12.93%	40.24%	(29.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of fee waivers, if any	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of all reductions	1.34% A	1.35%	1.38%	1.40%	1.44%	1.46%
Net investment income (loss)	1.96% A	1.30%	1.45%	1.24%	1.21%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,472	$ 52,024	$ 39,047	$ 31,496	$ 29,662	$ 22,624
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Income from Investment Operations
Net investment income (loss) E	.63	.61	.64	.46	.37	.26
Net realized and unrealized gain (loss)	2.09	11.61	8.61	6.98	16.82	(19.01)
Total from investment operations	2.72	12.22	9.25	7.44	17.19	(18.75)
Distributions from net investment income	(.06)	(.37)	(.43)	(.32)	(.35)	(.42)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.18)	(1.51)	(2.07)	(.98)	(.35)	(.42) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.26	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Total Return B, C, D	3.14%	16.68%	14.06%	12.35%	39.48%	(29.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of all reductions	1.87% A	1.88%	1.90%	1.91%	1.97%	1.96%
Net investment income (loss)	1.43% A	.78%	.93%	.73%	.68%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,579	$ 18,548	$ 19,330	$ 20,033	$ 21,099	$ 14,929
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Income from Investment Operations
Net investment income (loss) E	.65	.65	.68	.49	.41	.28
Net realized and unrealized gain (loss)	2.09	11.55	8.59	7.00	16.80	(19.00)
Total from investment operations	2.74	12.20	9.27	7.49	17.21	(18.72)
Distributions from net investment income	(.08)	(.53)	(.59)	(.41)	(.38)	(.44)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.20)	(1.67)	(2.23)	(1.07)	(.38)	(.44) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 84.82	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Total Return B, C, D	3.18%	16.73%	14.14%	12.44%	39.59%	(29.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of fee waivers, if any	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.85%	1.89%	1.93%
Net investment income (loss)	1.48% A	.83%	.99%	.79%	.75%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,758	$ 134,966	$ 102,321	$ 81,239	$ 73,829	$ 54,902
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Income from Investment Operations
Net investment income (loss) D	1.12	1.48	1.42	1.14	.96	.88
Net realized and unrealized gain (loss)	2.12	11.82	8.76	7.14	17.11	(19.31)
Total from investment operations	3.24	13.30	10.18	8.28	18.07	(18.43)
Distributions from net investment income	(.21)	(1.28)	(1.24)	(.98)	(.87)	(.67)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.42)	(2.87) K	(1.64)	(.87)	(.69) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 87.08	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Total Return B, C	3.70%	17.94%	15.30%	13.55%	40.96%	(29.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of all reductions	.80% A	.80%	.82%	.86%	.91%	.90%
Net investment income (loss)	2.50% A	1.85%	2.01%	1.78%	1.73%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,390,753	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Income from Investment Operations
Net investment income (loss) D	1.10	1.45	1.39	1.15	.98	.82
Net realized and unrealized gain (loss)	2.12	11.79	8.73	7.13	17.09	(19.23)
Total from investment operations	3.22	13.24	10.12	8.28	18.07	(18.41)
Distributions from net investment income	(.21)	(1.32)	(1.19)	(1.04)	(.88)	(.73)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.46)	(2.82) K	(1.70)	(.88)	(.75) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 86.81	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Total Return B, C	3.68%	17.90%	15.24%	13.57%	41.03%	(29.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of fee waivers, if any	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of all reductions	.83% A	.84%	.87%	.87%	.86%	.91%
Net investment income (loss)	2.47% A	1.81%	1.96%	1.77%	1.78%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,635	$ 378,731	$ 163,544	$ 237,883	$ 36,152	$ 30,922
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 584,086,210
Gross unrealized depreciation	(16,575,140)
Net unrealized appreciation (depreciation) on securities and other investments	$ 567,511,070

Tax cost	$ 1,773,148,269

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,925,372 and $322,870,889, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386,009	$ 13,110
Class T	.25%	.25%	145,600	974
Class B	.75%	.25%	93,435	70,924
Class C	.75%	.25%	746,267	207,005
			$ 1,371,311	$ 292,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,771
Class T	16,773
Class B*	13,569
Class C*	6,284
$ 177,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 335,531.22
Class T	68,950.24
Class B	24,881.27
Class C	163,152.22
Consumer Staples	1,470,376.20
Institutional Class	521,138.23
	$ 2,584,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,746 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,697 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $231,669. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,037 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,699.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 593,020	$ 3,290,973
Class T	88,812	500,306
Class B	13,033	82,480
Class C	133,769	820,066
Consumer Staples	3,555,838	20,759,081
Institutional Class	1,081,682	5,891,765
Total	$ 5,466,154	$ 31,344,671
From net realized gain
Class A	$ 7,066,260	$ 3,434,776
Class T	1,326,513	646,006
Class B	453,153	260,273
Class C	3,502,765	1,739,884
Consumer Staples	35,575,322	18,561,423
Institutional Class	11,137,122	4,904,297
Total	$ 59,061,135	$ 29,546,659

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	748,341	1,172,691	$ 66,503,523	$ 93,404,427
Reinvestment of distributions	75,532	72,806	6,699,672	5,768,631
Shares redeemed	(463,192)	(756,998)	(41,110,653)	(59,959,929)
Net increase (decrease)	360,681	488,499	$ 32,092,542	$ 39,213,129
Class T
Shares sold	113,640	146,374	$ 10,025,944	$ 11,640,258
Reinvestment of distributions	15,217	13,628	1,341,870	1,073,877
Shares redeemed	(47,184)	(73,443)	(4,150,362)	(5,785,079)
Net increase (decrease)	81,673	86,559	$ 7,217,452	$ 6,929,056
Class B
Shares sold	10,094	11,096	$ 886,315	$ 868,729
Reinvestment of distributions	4,386	3,553	384,734	278,056
Shares redeemed	(27,248)	(56,866)	(2,394,503)	(4,452,338)
Net increase (decrease)	(12,768)	(42,217)	$ (1,123,454)	$ (3,305,553)
Class C
Shares sold	351,603	479,940	$ 30,664,631	$ 37,531,069
Reinvestment of distributions	33,001	25,332	2,878,970	1,978,186
Shares redeemed	(173,091)	(291,408)	(15,093,990)	(22,752,561)
Net increase (decrease)	211,513	213,864	$ 18,449,611	$ 16,756,694
Consumer Staples
Shares sold	2,059,660	5,353,585	$ 184,141,895	$ 425,841,967
Reinvestment of distributions	421,038	474,945	37,564,977	37,790,378
Shares redeemed	(3,047,706)	(5,260,820)	(272,961,734)	(416,646,931)
Net increase (decrease)	(567,008)	567,710	$ (51,254,862)	$ 46,985,414
Institutional Class
Shares sold	1,229,425	3,475,040	$ 109,302,578	$ 279,763,267
Reinvestment of distributions	131,261	125,836	11,677,018	10,030,919
Shares redeemed	(1,142,140)	(1,369,230)	(102,476,673)	(108,604,076)
Net increase (decrease)	218,546	2,231,646	$ 18,502,923	$ 181,190,110

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 766.90	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.45%
Actual		$ 1,000.00	$ 765.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class B	1.92%
Actual		$ 1,000.00	$ 764.30	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 764.30	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.91%
Actual		$ 1,000.00	$ 767.90	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.84%
Actual		$ 1,000.00	$ 768.30	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	10.1	12.1
Barrick Gold Corp.	9.5	12.6
Newcrest Mining Ltd.	5.2	7.7
Gold Bullion	5.2	4.4
Yamana Gold, Inc.	4.9	5.3
Eldorado Gold Corp.	4.8	3.6
Randgold Resources Ltd. sponsored ADR	4.6	4.5
Silver Bullion	3.8	0.0
Franco-Nevada Corp.	3.7	3.0
Kinross Gold Corp.	3.7	4.3
	55.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Gold	89.4%
Commodities & Related Investments**	9.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.0%†
Coal & Consumable Fuels	0.0%†
All Others*	0.5%

As of February 28, 2013
Gold	94.3%
Commodities & Related Investments**	4.4%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.2%
Steel	0.1%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
† Amount represents less than 0.1%
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
Canada	64.6%
United States of America*	14.5%
Australia	8.7%
Bailiwick of Jersey	5.8%
South Africa	5.0%
Bermuda	0.8%
Cayman Islands	0.4%
United Kingdom	0.1%
Peru	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2013
Canada	62.2%
Australia	11.4%
United States of America*	11.1%
South Africa	8.5%
Bailiwick of Jersey	5.7%
Bermuda	0.5%
Cayman Islands	0.3%
United Kingdom	0.3%
Peru	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
Australia - 8.7%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Boart Longyear Ltd. (d)	695,000	$ 284,549
METALS & MINING - 8.7%
Gold - 8.7%
ABM Resources NL (a)	1,660,000	54,667
Alkane Resources Ltd. (a)	120,000	37,382
Ampella Mining Ltd. (a)(d)	2,785,000	396,606
Beadell Resources Ltd. (a)	11,153,618	9,033,823
Evolution Mining Ltd.	2,371,395	1,962,914
Gold One International Ltd. (a)	90,277	14,865
Gryphon Minerals Ltd. (a)	5,060,010	945,769
Intrepid Mines Ltd.:
(Australia) (a)	8,469,798	2,110,792
(Canada) (a)	320,000	77,471
Kingsgate Consolidated NL	643,274	1,276,778
Medusa Mining Ltd.	2,746,085	6,452,564
Newcrest Mining Ltd.	6,608,120	77,989,448
Papillon Resources Ltd. (a)(d)	2,608,068	2,623,081
Perseus Mining Ltd.:
(Australia) (a)	3,840,134	2,665,971
(Canada) (a)	1,300,000	863,951
Ramelius Resources Ltd. (a)	980,000	174,450
Red 5 Ltd. (a)	1,326,000	413,072
Red 5 Ltd. rights 8/30/13	1,326,000	12
Regis Resources Ltd. (a)	2,817,293	10,807,461
Resolute Mining Ltd.	2,988,261	2,540,015
Saracen Mineral Holdings Ltd. (a)	4,816,787	1,178,975
Silver Lake Resources Ltd. (a)	5,076,985	4,428,395
St Barbara Ltd. (a)(d)	4,913,377	3,520,387
Tanami Gold NL (a)(d)	292,500	14,579
Troy Resources NL (d)	195,000	307,201
Troy Resources NL (f)	734,826	1,185,991
		131,076,620
TOTAL AUSTRALIA		131,361,169
Bailiwick of Jersey - 5.8%
METALS & MINING - 5.8%
Gold - 5.8%
Centamin PLC (a)	4,836,900	3,265,146
Lydian International Ltd. (a)	2,040,300	1,956,426
Polyus Gold International Ltd.	422,400	1,309,187
Polyus Gold International Ltd. sponsored GDR	3,919,931	11,994,989
Randgold Resources Ltd. sponsored ADR	882,295	68,836,656
		87,362,404
Precious Metals & Minerals - 0.0%
Polymetal International PLC	20,000	234,160
TOTAL METALS & MINING		87,596,564

	Shares	Value
Bermuda - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Continental Gold Ltd. (a)	2,602,100	$ 11,512,187
Canada - 64.6%
METALS & MINING - 64.6%
Diversified Metals & Mining - 0.2%
East Asia Minerals Corp. (a)	5,000	641
Eastmain Resources, Inc. (a)	10,000	3,750
Kimber Resources, Inc. (a)(e)	16,100	2,029
Kimber Resources, Inc. (a)(e)(f)(g)	4,592,000	566,752
NovaCopper, Inc. (a)(d)	488,333	927,833
Rio Alto Mining Ltd. (a)	195,000	488,750
Sabina Gold & Silver Corp. (a)	720,000	833,951
		2,823,706
Gold - 63.7%
Agnico Eagle Mines Ltd. (Canada) (d)	1,443,000	43,496,867
Alacer Gold Corp.	2,534,063	7,794,896
Alamos Gold, Inc. (d)	1,080,500	17,633,908
Argonaut Gold, Inc. (a)	2,686,262	18,566,398
ATAC Resources Ltd. (a)	67,200	86,767
B2Gold Corp. (a)	13,058,658	34,713,987
Banro Corp. (a)	2,326,482	2,009,967
Barrick Gold Corp. (d)	7,474,569	142,707,284
Belo Sun Mining Corp. (a)(d)	6,718,900	4,975,546
Centerra Gold, Inc.	1,749,200	11,043,558
Claude Resources, Inc. (a)	320,000	95,699
Colossus Minerals, Inc. (a)(d)	3,517,600	2,604,888
Detour Gold Corp. (a)	2,017,600	22,296,463
Detour Gold Corp. (a)(f)	785,900	8,684,967
Eldorado Gold Corp.	8,471,508	72,144,144
Exeter Resource Corp. (a)	272,300	232,669
Franco-Nevada Corp.	1,226,200	55,821,029
Gabriel Resources Ltd. (a)	1,040,600	1,679,503
Goldcorp, Inc. (d)	5,151,600	152,107,429
Golden Queen Mining Co. Ltd. (a)	15,000	21,300
GoldQuest Mining Corp. (a)	2,318,500	693,371
Guyana Goldfields, Inc. (a)(d)	2,933,700	6,322,509
Guyana Goldfields, Inc. (a)(f)	155,000	334,045
IAMGOLD Corp.	3,266,500	19,599,620
International Minerals Corp. (Switzerland)	15,000	32,242
Kinross Gold Corp.	9,948,191	54,874,195
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	90,595
Kirkland Lake Gold, Inc. (a)(d)	616,000	2,637,577
Lake Shore Gold Corp. (a)(d)	3,226,600	1,592,929
Luna Gold Corp. (a)	25,000	39,875
Midas Gold Corp. (a)	85,000	82,313
New Gold, Inc. (a)	7,701,375	51,912,810
NGEx Resources, Inc. (a)	65,000	120,336
Novagold Resources, Inc. (a)(d)	2,955,000	8,051,695
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
OceanaGold Corp. (a)	3,202,300	$ 5,685,276
Orezone Gold Corp. (a)	372,100	204,897
Osisko Mining Corp. (a)	4,926,431	24,461,440
Osisko Mining Corp. (a)(f)	3,000,000	14,896,041
Pilot Gold, Inc. (a)(d)	820,150	887,659
Premier Gold Mines Ltd. (a)	6,247,022	15,716,897
Pretium Resources, Inc. (a)	675,838	5,678,502
Pretium Resources, Inc. (a)(f)	225,000	1,890,487
Pretium Resources, Inc. (a)(h)	225,000	1,890,487
Primero Mining Corp. (a)	886,200	5,039,721
Probe Mines Ltd. (a)	85,000	178,344
Richmont Mines, Inc. (a)(d)	240,900	386,520
Romarco Minerals, Inc. (a)	13,793,600	6,940,670
Romarco Minerals, Inc. (a)(f)	5,900,000	2,968,765
Rubicon Minerals Corp. (a)	5,252,102	8,127,719
Sandstorm Gold Ltd. (a)(d)	110,000	704,927
Seabridge Gold, Inc. (a)(d)	601,905	8,631,317
SEMAFO, Inc. (d)	4,306,900	9,036,598
Sulliden Gold Corp. Ltd. (a)(d)	3,358,400	3,443,532
Teranga Gold Corp. (a)(d)	35,000	23,925
Teranga Gold Corp. CDI unit (a)	3,430,974	2,336,110
Timmins Gold Corp. (a)	92,600	180,224
Torex Gold Resources, Inc. (a)	13,684,400	20,787,088
Volta Resources, Inc. (a)	55,000	9,660
Yamana Gold, Inc. (d)	6,453,700	73,770,576
		958,978,763
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	12,000	57,192
Dalradian Resources, Inc. (a)(d)	56,000	43,065
Fortuna Mines, Inc. (a)	20,000	82,977
Gold Standard Ventures Corp. (a)	425,400	282,711
Kaminak Gold Corp. Class A (a)	20,000	17,659
MAG Silver Corp. (a)	55,400	402,364
Pan American Silver Corp.	102,087	1,247,504
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	21,052
Silver Wheaton Corp. (d)	56,500	1,493,364
Tahoe Resources, Inc. (a)	437,300	7,805,222
Wildcat Silver Corp. (a)	75,200	38,553
		11,491,663
TOTAL METALS & MINING		973,294,132
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	7,292,400	5,677,175

	Shares	Value
Peru - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	114,300	$ 1,443,609
South Africa - 5.0%
METALS & MINING - 5.0%
Gold - 5.0%
AngloGold Ashanti Ltd. sponsored ADR (d)	1,738,452	23,243,103
Gold Fields Ltd.	55,000	284,332
Gold Fields Ltd. sponsored ADR	6,399,226	32,956,014
Harmony Gold Mining Co. Ltd.	1,484,000	5,578,622
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,123,300	7,686,346
Sibanye Gold Ltd. ADR (a)	1,195,006	4,935,375
		74,683,792
United Kingdom - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Patagonia Gold PLC (a)(d)	260,000	54,394
Petropavlovsk PLC (d)	1,131,970	1,859,467
		1,913,861
United States of America - 5.0%
METALS & MINING - 5.0%
Gold - 4.8%
Allied Nevada Gold Corp. (a)	378,300	1,755,312
Allied Nevada Gold Corp. (Canada) (a)	30,000	138,422
Gold Resource Corp. (d)	100,000	839,000
Newmont Mining Corp.	1,157,400	36,770,598
Royal Gold, Inc.	561,313	32,572,993
		72,076,325
Precious Metals & Minerals - 0.2%
McEwen Mining, Inc. (a)(d)	943,810	2,557,725
TOTAL METALS & MINING		74,634,050
OIL, GAS & CONSUMABLE FUELS - 0.0%
Coal & Consumable Fuels - 0.0%
Peabody Energy Corp.	9,200	158,240
TOTAL UNITED STATES OF AMERICA		74,792,290
TOTAL COMMON STOCKS (Cost $1,802,981,917)		1,362,274,779
Commodities - 9.0%
	Troy Ounces	Value
Gold Bullion (a)	55,510	$ 77,419,797
Silver Bullion (a)	2,450,000	57,474,550
TOTAL COMMODITIES (Cost $130,357,143)		134,894,347
Money Market Funds - 21.1%

Fidelity Cash Central Fund, 0.10% (b)	13,705,236	13,705,236
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	304,186,716	304,186,716
TOTAL MONEY MARKET FUNDS (Cost $317,891,952)		317,891,952
TOTAL INVESTMENT PORTFOLIO - 120.6% (Cost $2,251,231,012)	1,815,061,078
NET OTHER ASSETS (LIABILITIES) - (20.6)%	(309,719,003)
NET ASSETS - 100%	$ 1,505,342,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,527,048 or 2.0% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,890,487 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,070
Fidelity Securities Lending Cash Central Fund	291,312
Total	$ 298,382
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 309,982,540	$ 283,424,638	$ -	$ 134,837,924
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ -	$ -	$ 2,029
Kimber Resources, Inc. (144A)	1,379,164	-	117,654	-	566,752
Total	$ 1,383,145	$ -	$ 117,654	$ -	$ 568,781
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,362,274,779	$ 1,361,381,861	$ 479,834	$ 413,084
Commodities	134,894,347	134,894,347	-	-
Money Market Funds	317,891,952	317,891,952	-	-
Total Investments in Securities:	$ 1,815,061,078	$ 1,814,168,160	$ 479,834	$ 413,084

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,046,446) - See accompanying schedule: Unaffiliated issuers (cost $1,799,429,905)	$ 1,361,705,998
Fidelity Central Funds (cost $317,891,952)	317,891,952
Commodities (cost $130,357,143)	134,894,347
Other affiliated issuers (cost $3,552,012)	568,781
Total Investments (cost $2,251,231,012)		$ 1,815,061,078
Receivable for investments sold Regular delivery		845,699
Delayed delivery		51,581
Receivable for fund shares sold		2,866,074
Dividends receivable		603,159
Distributions receivable from Fidelity Central Funds		51,601
Prepaid expenses		12,076
Receivable from investment adviser for expense reductions		1,906
Other receivables		10,651
Total assets		1,819,503,825

Liabilities
Payable to custodian bank	$ 3,623
Payable for investments purchased	6,698,941
Payable for fund shares redeemed	2,112,403
Accrued management fee	662,934
Distribution and service plan fees payable	47,788
Other affiliated payables	357,789
Other payables and accrued expenses	91,556
Collateral on securities loaned, at value	304,186,716
Total liabilities		314,161,750

Net Assets		$ 1,505,342,075
Net Assets consist of:
Paid in capital		$ 2,762,388,302
Accumulated net investment loss		(125,054,899)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(695,820,915)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(436,170,413)
Net Assets		$ 1,505,342,075

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,373,145 ÷ 3,119,311.2 shares)	$ 23.20

Maximum offering price per share (100/94.25 of $23.20)	$ 24.62
Class T: Net Asset Value and redemption price per share ($18,930,943 ÷ 825,417.3 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($5,713,298 ÷ 255,416.8 shares)A	$ 22.37

Class C: Net Asset Value and offering price per share ($26,035,512 ÷ 1,168,795.5 shares)A	$ 22.28

Gold: Net Asset Value, offering price and redemption price per share ($1,277,340,533 ÷ 54,145,698.8 shares)	$ 23.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,948,644 ÷ 4,451,487.6 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,169,401
Interest		307
Income from Fidelity Central Funds		298,382
Total income		12,468,090

Expenses
Management fee	$ 4,756,232
Transfer agent fees	2,289,991
Distribution and service plan fees	312,167
Accounting and security lending fees	379,513
Custodian fees and expenses	123,616
Independent trustees' compensation	9,219
Registration fees	99,553
Audit	19,414
Legal	2,471
Interest	2,587
Miscellaneous	28,036
Total expenses before reductions	8,022,799
Expense reductions	(193,047)	7,829,752
Net investment income (loss)		4,638,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(377,299,657)
Other affiliated issuers	(1,269,577)
Commodities	890,188
Foreign currency transactions	(189,941)
Total net realized gain (loss)		(377,868,987)
Change in net unrealized appreciation (depreciation) on: Investments	(174,277,889)
Assets and liabilities in foreign currencies	10,377
Commodities	(8,576,476)
Total change in net unrealized appreciation (depreciation)		(182,843,988)
Net gain (loss)		(560,712,975)
Net increase (decrease) in net assets resulting from operations		$ (556,074,637)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,638,338	$ 13,834,462
Net realized gain (loss)	(377,868,987)	(149,416,855)
Change in net unrealized appreciation (depreciation)	(182,843,988)	(1,263,115,883)
Net increase (decrease) in net assets resulting from operations	(556,074,637)	(1,398,698,276)
Share transactions - net increase (decrease)	(541,429,517)	(374,414,799)
Redemption fees	240,530	209,222
Total increase (decrease) in net assets	(1,097,263,624)	(1,772,903,853)

Net Assets
Beginning of period	2,602,605,699	4,375,509,552
End of period (including accumulated net investment loss of $125,054,899 and accumulated net investment loss of $129,693,237, respectively)	$ 1,505,342,075	$ 2,602,605,699

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Income from Investment Operations
Net investment income (loss) E	.04	.07	(.13)	(.30)	(.25)	(.15)
Net realized and unrealized gain (loss)	(7.09)	(15.19)	(2.83)	15.28	11.00	(15.44)
Total from investment operations	(7.05)	(15.12)	(2.96)	14.98	10.75	(15.59)
Distributions from net realized gain	-	-	(2.59)	(4.57)	(.71)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 23.20	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Total Return B,C,D	(23.31)%	(33.33)%	(6.24)%	36.99%	35.19%	(33.81)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.19% A	1.18%	1.14%	1.16%	1.21%	1.21%
Expenses net of fee waivers, if any	1.17% A	1.17%	1.14%	1.15%	1.19%	1.19%
Expenses net of all reductions	1.17% A	1.17%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	.33% A	.18%	(.28)%	(.63)%	(.63)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,373	$ 101,202	$ 152,969	$ 149,178	$ 82,413	$ 39,144
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.27)	(.43)	(.36)	(.24)
Net realized and unrealized gain (loss)	(7.03)	(15.06)	(2.80)	15.21	10.96	(15.42)
Total from investment operations	(7.02)	(15.09)	(3.07)	14.78	10.60	(15.66)
Distributions from net realized gain	-	-	(2.57)	(4.45)	(.63)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 22.93	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Total Return B,C,D	(23.44)%	(33.50)%	(6.49)%	36.62%	34.79%	(33.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.45%	1.43%	1.44%	1.51%	1.47%
Expenses net of fee waivers, if any	1.45% A	1.44%	1.42%	1.42%	1.49%	1.45%
Expenses net of all reductions	1.45% A	1.44%	1.42%	1.42%	1.47%	1.41%
Net investment income (loss)	.05% A	(.09)%	(.57)%	(.90)%	(.93)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,931	$ 24,913	$ 40,664	$ 45,846	$ 26,256	$ 15,284
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Income from Investment Operations
Net investment income (loss) E	(.05)	(.21)	(.49)	(.66)	(.55)	(.40)
Net realized and unrealized gain (loss)	(6.85)	(14.76)	(2.76)	15.02	10.84	(15.34)
Total from investment operations	(6.90)	(14.97)	(3.25)	14.36	10.29	(15.74)
Distributions from net realized gain	-	-	(2.53)	(4.21)	(.51)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 22.37	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Total Return B,C,D	(23.57)%	(33.84)%	(6.95)%	35.97%	34.12%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.90%	1.93%	2.00%	1.97%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.90%	1.92%	1.98%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.90%	1.91%	1.96%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.04)%	(1.39)%	(1.42)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,713	$ 9,423	$ 20,894	$ 26,837	$ 18,340	$ 8,421
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.47)	(.64)	(.53)	(.39)
Net realized and unrealized gain (loss)	(6.82)	(14.70)	(2.76)	14.98	10.80	(15.30)
Total from investment operations	(6.87)	(14.90)	(3.23)	14.34	10.27	(15.69)
Distributions from net realized gain	-	-	(2.53)	(4.28)	(.53)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 22.28	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Total Return B,C,D	(23.57)%	(33.83)%	(6.93)%	36.01%	34.15%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.87%	1.89%	1.97%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.87%	1.88%	1.95%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.87%	1.87%	1.93%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.01)%	(1.35)%	(1.39)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,036	$ 37,787	$ 67,996	$ 72,431	$ 38,624	$ 17,544
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Income from Investment Operations
Net investment income (loss) D	.07	.16	(.02)	(.18)	(.16)	(.04)
Net realized and unrealized gain (loss)	(7.20)	(15.40)	(2.85)	15.43	11.10	(15.51)
Total from investment operations	(7.13)	(15.24)	(2.87)	15.25	10.94	(15.55)
Distributions from net realized gain	-	-	(2.61)	(4.67)	(.77)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.59	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Total Return B,C	(23.21)%	(33.16)%	(6.00)%	37.35%	35.52%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.89%	.91%	.98%	.89%
Expenses net of fee waivers, if any	.91% A	.92%	.89%	.90%	.96%	.87%
Expenses net of all reductions	.90% A	.92%	.89%	.89%	.94%	.86%
Net investment income (loss)	.59% A	.43%	(.03)%	(.37)%	(.40)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,277,341	$ 2,301,019	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Income from Investment Operations
Net investment income (loss) D	.08	.20	.02	(.15)	(.15)	(.05)
Net realized and unrealized gain (loss)	(7.19)	(15.38)	(2.85)	15.41	11.08	(15.49)
Total from investment operations	(7.11)	(15.18)	(2.83)	15.26	10.93	(15.54)
Distributions from net realized gain	-	-	(2.62)	(4.72)	(.82)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.58	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Total Return B,C	(23.17)%	(33.09)%	(5.94)%	37.45%	35.50%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.84%	.82%	.85%	.95%	.91%
Expenses net of fee waivers, if any	.84% A	.83%	.81%	.84%	.93%	.89%
Expenses net of all reductions	.84% A	.82%	.81%	.83%	.91%	.86%
Net investment income (loss)	.66% A	.52%	.04%	(.31)%	(.37)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,949	$ 128,262	$ 168,548	$ 137,246	$ 38,037	$ 6,070
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2013, the Fund held an investment of $134,837,924 in the Subsidiary, representing 9.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 196,791,131
Gross unrealized depreciation	(762,422,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ (565,631,332)

Tax cost	$ 2,380,635,987

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (67,261,086)
Long-term	(102,971,519)
Total capital loss carryforward	$ (170,232,605)

The Fund intends to elect to defer to its fiscal year ending February 28, 2014 approximately $129,692,316 of ordinary losses recognized during the period November 1, 2012 to February 28, 2013.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $537,063,705 and $1,080,256,419 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR, either itself or through an affiliate, provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the Subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 93,835	$ 4,635
Class T	.25%	.25%	48,188	-
Class B	.75%	.25%	32,497	24,739
Class C	.75%	.25%	137,647	27,725
			$ 312,167	$ 57,099

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,716
Class T	4,785
Class B*	21,534
Class C*	4,103
$ 51,138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 108,723.29
Class T	30,663.32
Class B	9,278.29
Class C	39,802.29
Gold	1,994,968.28
Institutional Class	106,557.21
	$ 2,289,991

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $15,536 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,662,941.35%		$ 2,587

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,650 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,312, including $70 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $115,118. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,831 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $38.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $19,060.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	762,479	1,412,697	$ 17,855,601	$ 53,420,103
Shares redeemed	(988,610)	(1,438,620)	(24,275,576)	(53,775,838)
Net increase (decrease)	(226,131)	(25,923)	$ (6,419,975)	$ (355,735)
Class T
Shares sold	191,189	284,748	$ 4,418,849	$ 10,411,769
Shares redeemed	(197,739)	(355,685)	(4,660,840)	(13,010,570)
Net increase (decrease)	(6,550)	(70,937)	$ (241,991)	$ (2,598,801)
Class B
Shares sold	15,719	16,804	$ 336,730	$ 624,661
Shares redeemed	(82,202)	(167,215)	(1,931,115)	(6,101,257)
Net increase (decrease)	(66,483)	(150,411)	$ (1,594,385)	$ (5,476,596)
Class C
Shares sold	228,177	311,882	$ 5,099,809	$ 11,372,831
Shares redeemed	(355,573)	(559,180)	(8,077,614)	(20,004,404)
Net increase (decrease)	(127,396)	(247,298)	$ (2,977,805)	$ (8,631,573)
Gold
Shares sold	14,762,307	22,313,552	$ 353,881,152	$ 848,495,476
Shares redeemed	(35,529,956)	(32,795,078)	(890,882,074)	(1,225,752,483)
Net increase (decrease)	(20,767,649)	(10,481,526)	$ (537,000,922)	$ (377,257,007)
Institutional Class
Shares sold	1,012,988	1,354,134	$ 24,143,730	$ 51,488,741
Shares redeemed	(740,936)	(849,045)	(17,338,169)	(31,583,828)
Net increase (decrease)	272,052	505,089	$ 6,805,561	$ 19,904,913

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,045.20	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.41%
Actual		$ 1,000.00	$ 1,043.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.91%
Actual		$ 1,000.00	$ 1,041.10	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 1,041.20	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Materials	.83%
Actual		$ 1,000.00	$ 1,046.70	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,046.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.8	9.6
Praxair, Inc.	6.1	0.0
LyondellBasell Industries NV Class A	6.0	4.9
FMC Corp.	4.8	3.1
Ecolab, Inc.	4.8	4.1
PPG Industries, Inc.	4.6	4.0
Eastman Chemical Co.	4.5	3.6
International Paper Co.	3.9	3.8
Rock-Tenn Co. Class A	3.2	3.1
Ashland, Inc.	3.0	2.8
	50.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Chemicals	67.1%
Containers & Packaging	10.3%
Metals & Mining	9.7%
Paper & Forest Products	4.7%
Construction Materials	4.4%
All Others*	3.8%

As of February 28, 2013
Chemicals	65.9%
Metals & Mining	12.3%
Containers & Packaging	8.6%
Paper & Forest Products	6.0%
Construction Materials	3.7%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 67.1%
Commodity Chemicals - 10.3%
Axiall Corp.	740,357	$ 29,636,491
Cabot Corp.	744,768	29,783,272
LyondellBasell Industries NV Class A	1,458,096	102,285,434
Westlake Chemical Corp.	133,510	13,508,542
		175,213,739
Diversified Chemicals - 14.9%
Eastman Chemical Co.	1,011,025	76,837,900
FMC Corp.	1,240,853	82,653,218
Lanxess AG	252,793	16,292,575
PPG Industries, Inc.	501,364	78,318,070
		254,101,763
Fertilizers & Agricultural Chemicals - 12.3%
CF Industries Holdings, Inc.	132,638	25,246,317
Monsanto Co.	1,709,028	167,296,750
Potash Corp. of Saskatchewan, Inc.	601,000	17,773,806
		210,316,873
Industrial Gases - 8.3%
Airgas, Inc.	381,166	38,745,524
Praxair, Inc.	884,074	103,790,288
		142,535,812
Specialty Chemicals - 21.3%
Albemarle Corp.	288,236	17,977,279
Ashland, Inc.	579,441	50,533,050
Cytec Industries, Inc.	299,530	22,398,853
Ecolab, Inc.	895,779	81,829,412
Rockwood Holdings, Inc.	415,191	26,514,097
Royal DSM NV	113,719	8,388,060
RPM International, Inc.	572,004	19,436,696
Sherwin-Williams Co.	267,427	46,104,415
Sigma Aldrich Corp.	553,544	45,650,774
W.R. Grace & Co. (a)	552,550	44,397,393
		363,230,029
TOTAL CHEMICALS		1,145,398,216
CONSTRUCTION MATERIALS - 4.4%
Construction Materials - 4.4%
Eagle Materials, Inc.	177,575	11,393,212
Martin Marietta Materials, Inc. (d)	154,911	14,879,202
Vulcan Materials Co.	1,025,035	48,996,673
		75,269,087
CONTAINERS & PACKAGING - 10.3%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	591,724	34,799,288

	Shares	Value
Ball Corp.	539,409	$ 23,960,548
Silgan Holdings, Inc.	288,778	13,624,546
		72,384,382
Paper Packaging - 6.1%
Graphic Packaging Holding Co. (a)	2,088,358	17,354,255
MeadWestvaco Corp.	902,766	32,364,161
Rock-Tenn Co. Class A	482,370	53,596,131
		103,314,547
TOTAL CONTAINERS & PACKAGING		175,698,929
METALS & MINING - 9.7%
Diversified Metals & Mining - 2.0%
Copper Mountain Mining Corp. (a)	3,756,327	6,312,256
First Quantum Minerals Ltd.	511,200	8,488,453
Grupo Mexico SA de CV Series B	3,742,900	10,701,203
Turquoise Hill Resources Ltd. (a)(d)	1,648,740	8,577,893
		34,079,805
Gold - 3.2%
Franco-Nevada Corp.	362,100	16,484,093
Goldcorp, Inc.	825,300	24,368,015
Royal Gold, Inc.	236,902	13,747,423
		54,599,531
Steel - 4.5%
Carpenter Technology Corp.	616,793	33,164,960
Haynes International, Inc.	207,151	9,162,289
Reliance Steel & Aluminum Co.	529,217	35,293,482
		77,620,731
TOTAL METALS & MINING		166,300,067
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 2.2%
Peabody Energy Corp.	2,146,086	36,912,679
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 0.8%
Canfor Corp. (a)	685,100	13,522,481
Paper Products - 3.9%
International Paper Co.	1,401,385	66,159,386
TOTAL PAPER & FOREST PRODUCTS		79,681,867
TOTAL COMMON STOCKS (Cost $1,323,342,982)		1,679,260,845
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $8,904,827)	$ 8,904,827	$ 8,904,827
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	18,023,772	18,023,772
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,257,425	3,257,425
TOTAL MONEY MARKET FUNDS (Cost $21,281,197)		21,281,197
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,353,529,006)	1,709,446,869
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,401,640)
NET ASSETS - 100%	$ 1,707,045,229
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,904,827 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,904,827
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,177
Fidelity Securities Lending Cash Central Fund	65,556
Total	$ 90,733
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,679,260,845	$ 1,679,260,845	$ -	$ -
Convertible Bonds	8,904,827	-	-	8,904,827
Money Market Funds	21,281,197	21,281,197	-	-
Total Investments in Securities:	$ 1,709,446,869	$ 1,700,542,042	$ -	$ 8,904,827
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Netherlands	6.5%
Canada	5.6%
Germany	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,227,665) - See accompanying schedule: Unaffiliated issuers (cost $1,332,247,809)	$ 1,688,165,672
Fidelity Central Funds (cost $21,281,197)	21,281,197
Total Investments (cost $1,353,529,006)		$ 1,709,446,869
Receivable for investments sold		9,989,053
Receivable for fund shares sold		2,190,904
Dividends receivable		2,092,529
Interest receivable		475,341
Distributions receivable from Fidelity Central Funds		3,322
Prepaid expenses		18,855
Receivable from investment adviser for expense reductions		778
Other receivables		5,102
Total assets		1,724,222,753

Liabilities
Payable for investments purchased	$ 10,441,573
Payable for fund shares redeemed	2,131,941
Accrued management fee	793,588
Distribution and service plan fees payable	148,664
Other affiliated payables	364,383
Other payables and accrued expenses	39,950
Collateral on securities loaned, at value	3,257,425
Total liabilities		17,177,524

Net Assets		$ 1,707,045,229
Net Assets consist of:
Paid in capital		$ 1,322,934,784
Undistributed net investment income		4,817,452
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,377,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		355,915,535
Net Assets		$ 1,707,045,229

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($251,983,583 ÷ 3,284,943 shares)	$ 76.71

Maximum offering price per share (100/94.25 of $76.71)	$ 81.39
Class T: Net Asset Value and redemption price per share ($36,350,072 ÷ 476,897 shares)	$ 76.22

Maximum offering price per share (100/96.50 of $76.22)	$ 78.98
Class B: Net Asset Value and offering price per share ($8,505,702 ÷ 113,173 shares)A	$ 75.16

Class C: Net Asset Value and offering price per share ($87,655,127 ÷ 1,170,071 shares)A	$ 74.91

Materials: Net Asset Value, offering price and redemption price per share ($1,092,263,186 ÷ 14,177,979 shares)	$ 77.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,287,559 ÷ 2,993,071 shares)	$ 76.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,272,976
Interest		418,467
Income from Fidelity Central Funds		90,733
Total income		12,782,176

Expenses
Management fee	$ 4,711,281
Transfer agent fees	1,973,128
Distribution and service plan fees	856,150
Accounting and security lending fees	265,369
Custodian fees and expenses	16,300
Independent trustees' compensation	9,451
Registration fees	94,811
Audit	20,800
Legal	1,327
Miscellaneous	10,197
Total expenses before reductions	7,958,814
Expense reductions	(21,454)	7,937,360
Net investment income (loss)		4,844,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,888,465
Foreign currency transactions	(34,408)
Futures contracts	702,685
Total net realized gain (loss)		40,556,742
Change in net unrealized appreciation (depreciation) on: Investment securities	31,045,215
Assets and liabilities in foreign currencies	655
Futures contracts	(417,650)
Total change in net unrealized appreciation (depreciation)		30,628,220
Net gain (loss)		71,184,962
Net increase (decrease) in net assets resulting from operations		$ 76,029,778

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,844,816	$ 17,162,906
Net realized gain (loss)	40,556,742	19,850,674
Change in net unrealized appreciation (depreciation)	30,628,220	92,211,838
Net increase (decrease) in net assets resulting from operations	76,029,778	129,225,418
Distributions to shareholders from net investment income	(1,166,370)	(15,064,080)
Distributions to shareholders from net realized gain	(381,671)	(31,892,999)
Total distributions	(1,548,041)	(46,957,079)
Share transactions - net increase (decrease)	(103,644,774)	219,532,050
Redemption fees	18,216	63,898
Total increase (decrease) in net assets	(29,144,821)	301,864,287

Net Assets
Beginning of period	1,736,190,050	1,434,325,763
End of period (including undistributed net investment income of $4,817,452 and undistributed net investment income of $1,139,006, respectively)	$ 1,707,045,229	$ 1,736,190,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Income from Investment Operations
Net investment income (loss) E	.15	.70	.40	1.08 H	.30 I	.22
Net realized and unrealized gain (loss)	3.17	5.69	(.35)	17.40	24.90	(29.46)
Total from investment operations	3.32	6.39	.05	18.48	25.20	(29.24)
Distributions from net investment income	(.03)	(.63)	(.40)	(1.06)	(.32)	(.12)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.01)	-	-
Total distributions	(.05)	(2.18)	(.78)	(1.07)	(.32)	(.12)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.71	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Total Return B,C,D	4.52%	9.40%	.21%	35.33%	91.25%	(51.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of fee waivers, if any	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of all reductions	1.11% A	1.12%	1.13%	1.15%	1.22%	1.20%
Net investment income (loss)	.40% A	1.02%	.61%	1.81% H	.65% I	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,984	$ 219,627	$ 157,781	$ 124,160	$ 52,352	$ 10,796
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Income from Investment Operations
Net investment income (loss) E	.04	.50	.21	.90 H	.16 I	.10
Net realized and unrealized gain (loss)	3.15	5.66	(.35)	17.34	24.81	(29.32)
Total from investment operations	3.19	6.16	(.14)	18.24	24.97	(29.22)
Distributions from net investment income	-	(.46)	(.25)	(.92)	(.19)	(.03)
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(2.02) N	(.63)	(.92)	(.19)	(.03)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.22	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Total Return B,C,D	4.36%	9.10%	(.09)%	34.98%	90.70%	(51.43)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of all reductions	1.40% A	1.41%	1.41%	1.43%	1.51%	1.46%
Net investment income (loss)	.10% A	.73%	.33%	1.54% H	.35% I	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,350	$ 37,860	$ 28,290	$ 25,570	$ 14,712	$ 4,944
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Income from Investment Operations
Net investment income (loss) E	(.15)	.16	(.11)	.60 H	(.07) I	(.12)
Net realized and unrealized gain (loss)	3.12	5.57	(.33)	17.13	24.61	(29.13)
Total from investment operations	2.97	5.73	(.44)	17.73	24.54	(29.25)
Distributions from net investment income	-	(.10)	-	(.65)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.65)	(.38)	(.65)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 75.16	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Total Return B,C,D	4.11%	8.55%	(.57)%	34.29%	89.79%	(51.67)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.91%	1.92%	2.01%	1.95%
Net investment income (loss)	(.40)% A	.24%	(.17)%	1.04% H	(.15)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,506	$ 10,218	$ 11,040	$ 13,507	$ 9,538	$ 2,601
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Income from Investment Operations
Net investment income (loss) E	(.13)	.18	(.10)	.61 H	(.06) I	(.13)
Net realized and unrealized gain (loss)	3.10	5.55	(.32)	17.09	24.57	(29.07)
Total from investment operations	2.97	5.73	(.42)	17.70	24.51	(29.20)
Distributions from net investment income	-	(.20)	-	(.72)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.75)	(.38)	(.72)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 74.91	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Total Return B,C,D	4.12%	8.58%	(.55)%	34.29%	89.82%	(51.66)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of all reductions	1.86% A	1.88%	1.89%	1.92%	2.00%	1.95%
Net investment income (loss)	(.35)% A	.26%	(.15)%	1.04% H	(.13)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,655	$ 75,007	$ 58,296	$ 46,525	$ 20,469	$ 5,509
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.25 G	.43 H	.38
Net realized and unrealized gain (loss)	3.18	5.71	(.37)	17.43	24.91	(29.54)
Total from investment operations	3.44	6.61	.23	18.68	25.34	(29.16)
Distributions from net investment income	(.06)	(.79)	(.55)	(1.16)	(.40)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.08)	(2.34)	(.93)	(1.19)	(.40)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 77.04	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Total Return B,C	4.67%	9.71%	.49%	35.70%	91.77%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of fee waivers, if any	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of all reductions	.83% A	.84%	.84%	.87%	.94%	.90%
Net investment income (loss)	.68% A	1.30%	.90%	2.10% G	.92% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092,263	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.28 G	.46 H	.38
Net realized and unrealized gain (loss)	3.18	5.70	(.36)	17.40	24.89	(29.53)
Total from investment operations	3.44	6.60	.24	18.68	25.35	(29.15)
Distributions from net investment income	(.05)	(.83)	(.56)	(1.19)	(.44)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.07)	(2.38)	(.94)	(1.22)	(.44)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 76.94	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Total Return B,C	4.68%	9.71%	.50%	35.73%	91.79%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of fee waivers, if any	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of all reductions	.81% A	.84%	.83%	.85%	.93%	.90%
Net investment income (loss)	.69% A	1.30%	.91%	2.11% G	.94% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,288	$ 246,696	$ 89,299	$ 85,130	$ 13,670	$ 719
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 403,122,553
Gross unrealized depreciation	(49,335,426)
Net unrealized appreciation (depreciation) on securities and other investments	$ 353,787,127

Tax cost	$ 1,355,659,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (2,033,557)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (3,137,332)

The Fund acquired $3,137,332 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $702,685 and a change in net unrealized appreciation (depreciation) of $(417,650) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $485,250,352 and $562,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 300,151	$ 11,954
Class T	.25%	.25%	95,752	1,376
Class B	.75%	.25%	47,587	36,150
Class C	.75%	.25%	412,660	156,408
			$ 856,150	$ 205,888

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,828
Class T	5,965
Class B*	11,647
Class C*	8,760
$ 110,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,865.26
Class T	58,102.30
Class B	14,347.30
Class C	105,811.26
Materials	1,264,832.23
Institutional Class	221,171.21
	$ 1,973,128

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,580 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,924 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,232 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,100.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 100,039	$ 1,631,593
Class T	-	221,281
Class B	-	14,451
Class C	-	183,511
Materials	944,063	11,420,509
Institutional Class	122,268	1,592,735
Total	$ 1,166,370	$ 15,064,080
From net realized gain
Class A	$ 53,146	$ 3,967,803
Class T	8,951	717,303
Class B	2,342	228,009
Class C	18,403	1,411,838
Materials	258,857	22,783,457
Institutional Class	39,972	2,784,589
Total	$ 381,671	$ 31,892,999

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	845,185	1,611,922	$ 63,860,557	$ 112,576,195
Reinvestment of distributions	1,767	68,775	130,782	4,804,595
Shares redeemed	(552,687)	(969,159)	(41,603,528)	(66,285,158)
Net increase (decrease)	294,265	711,538	$ 22,387,811	$ 51,095,632
Class T
Shares sold	71,423	205,283	$ 5,358,495	$ 14,234,477
Reinvestment of distributions	117	12,892	8,598	896,667
Shares redeemed	(112,931)	(110,407)	(8,363,529)	(7,498,384)
Net increase (decrease)	(41,391)	107,768	$ (2,996,436)	$ 7,632,760
Class B
Shares sold	4,823	21,997	$ 356,126	$ 1,493,049
Reinvestment of distributions	28	3,022	2,012	207,121
Shares redeemed	(33,191)	(45,545)	(2,445,073)	(3,081,508)
Net increase (decrease)	(28,340)	(20,526)	$ (2,086,935)	$ (1,381,338)
Class C
Shares sold	252,004	423,105	$ 18,631,074	$ 29,248,360
Reinvestment of distributions	212	19,249	15,341	1,317,196
Shares redeemed	(124,526)	(257,585)	(9,204,681)	(17,263,032)
Net increase (decrease)	127,690	184,769	$ 9,441,734	$ 13,302,524
Materials
Shares sold	1,605,160	5,306,846	$ 121,461,538	$ 372,534,797
Reinvestment of distributions	15,396	464,930	1,142,813	32,543,457
Shares redeemed	(3,007,093)	(5,905,812)	(226,872,871)	(406,043,890)
Net increase (decrease)	(1,386,537)	(134,036)	$ (104,268,520)	$ (965,636)
Institutional Class
Shares sold	1,322,568	2,986,457	$ 100,193,102	$ 212,651,449
Reinvestment of distributions	1,854	54,139	137,471	3,797,777
Shares redeemed	(1,684,551)	(975,090)	(126,453,001)	(66,601,118)
Net increase (decrease)	(360,129)	2,065,506	$ (26,122,428)	$ 149,848,108

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,074.30	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,072.70	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.40	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.89%
Actual		$ 1,000.00	$ 1,070.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Telecommunications	.86%
Actual		$ 1,000.00	$ 1,076.10	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,075.60	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	22.7	25.3
AT&T, Inc.	9.6	6.6
American Tower Corp.	7.7	7.1
SBA Communications Corp. Class A	5.7	5.6
Vodafone Group PLC sponsored ADR	4.6	4.4
Crown Castle International Corp.	3.9	1.8
CenturyLink, Inc.	3.7	5.6
T-Mobile U.S., Inc.	3.1	2.2
Level 3 Communications, Inc.	2.7	2.4
Telephone & Data Systems, Inc.	2.5	2.9
	66.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Diversified Telecommunication Services	58.2%
Wireless Telecommunication Services	26.4%
Real Estate Investment Trusts	8.0%
Media	2.7%
Internet Software & Services	0.8%
All Others*	3.9%

As of February 28, 2013
Diversified Telecommunication Services	56.9%
Wireless Telecommunication Services	28.0%
Real Estate Investment Trusts	7.1%
Media	2.1%
Electronic Equipment & Components	1.5%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Symmetricom, Inc. (a)	4,398	$ 21,374
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 12.5%
8x8, Inc. (a)	130,640	1,208,420
Cogent Communications Group, Inc.	228,568	7,092,465
inContact, Inc. (a)	425,923	3,462,754
Iridium Communications, Inc. (a)(d)	676,276	4,524,286
Level 3 Communications, Inc. (a)	520,967	11,648,822
Lumos Networks Corp.	497,759	7,839,704
Premiere Global Services, Inc. (a)	456,783	4,421,659
Towerstream Corp. (a)(d)	830,224	1,834,795
tw telecom, Inc. (a)	266,757	7,634,585
Vonage Holdings Corp. (a)	1,176,371	3,670,278
		53,337,768
Integrated Telecommunication Services - 45.7%
AT&T, Inc.	1,211,050	40,969,822
Atlantic Tele-Network, Inc.	141,700	6,693,908
Bezeq Israeli Telecommunication Corp. Ltd.	2,054,200	3,348,209
Cbeyond, Inc. (a)	383,900	2,518,384
CenturyLink, Inc.	484,309	16,040,314
Cincinnati Bell, Inc. (a)	1,304,814	3,901,394
Consolidated Communications Holdings, Inc.	60,998	1,017,447
Frontier Communications Corp. (d)	1,684,375	7,293,344
General Communications, Inc. Class A (a)	556,396	4,979,744
Hawaiian Telcom Holdco, Inc. (a)	109,365	2,713,346
IDT Corp. Class B	120,365	2,000,466
Koninklijke KPN NV	706,283	2,062,944
Telefonica Brasil SA sponsored ADR (d)	100,763	1,988,054
Verizon Communications, Inc.	2,052,151	97,230,916
Windstream Corp. (d)	344,582	2,780,777
		195,539,069
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		248,876,837
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Flextronics International Ltd. (a)	3,200	28,736

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Rackspace Hosting, Inc. (a)	72,100	$ 3,231,522
Velti PLC (a)(d)	145,900	51,065
		3,282,587
MEDIA - 2.7%
Broadcasting - 0.3%
Sinclair Broadcast Group, Inc. Class A	46,700	1,117,064
Cable & Satellite - 2.4%
Cablevision Systems Corp. - NY Group Class A	325	5,762
Comcast Corp. Class A	62,700	2,639,043
DISH Network Corp. Class A	63,800	2,868,448
Liberty Global PLC:
Class A (a)	32,918	2,557,070
Class C (a)	32,400	2,382,372
		10,452,695
TOTAL MEDIA		11,569,759
REAL ESTATE INVESTMENT TRUSTS - 8.0%
Office REITs - 0.3%
CyrusOne, Inc.	60,300	1,149,318
Specialized REITs - 7.7%
American Tower Corp.	475,590	33,048,749
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,198,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	101,131	2,554,569
SOFTWARE - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	59,403	2,042,275
WIRELESS TELECOMMUNICATION SERVICES - 26.4%
Wireless Telecommunication Services - 26.4%
Boingo Wireless, Inc. (a)(d)	586,245	4,191,652
Crown Castle International Corp. (a)	240,106	16,668,159
Leap Wireless International, Inc. (a)	581,300	8,824,134
Millicom International Cellular SA (depository receipt)	28,800	2,337,948
Mobile TeleSystems OJSC sponsored ADR	65,594	1,387,969
NII Holdings, Inc. (a)(d)	1,004,369	6,006,127
NTELOS Holdings Corp.	47,054	782,037
SBA Communications Corp. Class A (a)	325,256	24,394,200
Shenandoah Telecommunications Co.	47,969	822,668
Sprint Corp. (a)	51,888	348,168
T-Mobile U.S., Inc. (a)	571,140	13,336,119
Telephone & Data Systems, Inc.	378,202	10,472,413
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	81,300	$ 3,478,014
Vodafone Group PLC sponsored ADR	607,809	19,662,621
		112,712,229
TOTAL COMMON STOCKS (Cost $405,180,363)		415,286,433
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (b)	12,369,940	12,369,940
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,601,626	16,601,626
TOTAL MONEY MARKET FUNDS (Cost $28,971,566)		28,971,566
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $434,151,929)		444,257,999
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(16,963,038)
NET ASSETS - 100%		$ 427,294,961
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,500
Fidelity Securities Lending Cash Central Fund	134,812
Total	$ 142,312
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,483,251) - See accompanying schedule: Unaffiliated issuers (cost $405,180,363)	$ 415,286,433
Fidelity Central Funds (cost $28,971,566)	28,971,566
Total Investments (cost $434,151,929)		$ 444,257,999
Receivable for fund shares sold		165,811
Dividends receivable		235,936
Distributions receivable from Fidelity Central Funds		18,637
Prepaid expenses		5,368
Receivable from investment adviser for expense reductions		107
Other receivables		25,497
Total assets		444,709,355

Liabilities
Payable for fund shares redeemed	468,608
Accrued management fee	207,826
Distribution and service plan fees payable	8,202
Other affiliated payables	102,996
Other payables and accrued expenses	25,136
Collateral on securities loaned, at value	16,601,626
Total liabilities		17,414,394

Net Assets		$ 427,294,961
Net Assets consist of:
Paid in capital		$ 422,720,136
Undistributed net investment income		4,622,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,146,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,099,440
Net Assets		$ 427,294,961

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,061,469 ÷ 127,828 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,387,569 ÷ 79,770 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class B: Net Asset Value and offering price per share ($544,595 ÷ 9,872 shares)A	$ 55.17

Class C: Net Asset Value and offering price per share ($5,140,685 ÷ 93,495 shares)A	$ 54.98

Telecommunications: Net Asset Value, offering price and redemption price per share ($408,864,777 ÷ 7,368,206 shares)	$ 55.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,295,866 ÷ 23,398 shares)	$ 55.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,505,195
Interest		23
Income from Fidelity Central Funds		142,312
Total income		6,647,530

Expenses
Management fee	$ 1,292,882
Transfer agent fees	527,388
Distribution and service plan fees	47,759
Accounting and security lending fees	92,079
Custodian fees and expenses	13,961
Independent trustees' compensation	2,654
Registration fees	49,225
Audit	26,588
Legal	826
Interest	90
Miscellaneous	2,304
Total expenses before reductions	2,055,756
Expense reductions	(48,758)	2,006,998
Net investment income (loss)		4,640,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,561,958
Foreign currency transactions	(9,986)
Total net realized gain (loss)		3,551,972
Change in net unrealized appreciation (depreciation) on: Investment securities	23,428,834
Assets and liabilities in foreign currencies	(4,500)
Total change in net unrealized appreciation (depreciation)		23,424,334
Net gain (loss)		26,976,306
Net increase (decrease) in net assets resulting from operations		$ 31,616,838

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,640,532	$ 9,261,556
Net realized gain (loss)	3,551,972	44,357,084
Change in net unrealized appreciation (depreciation)	23,424,334	3,165,741
Net increase (decrease) in net assets resulting from operations	31,616,838	56,784,381
Distributions to shareholders from net investment income	(1,602,544)	(8,401,078)
Share transactions - net increase (decrease)	1,159,076	(7,060,825)
Redemption fees	23,730	3,280
Total increase (decrease) in net assets	31,197,100	41,325,758

Net Assets
Beginning of period	396,097,861	354,772,103
End of period (including undistributed net investment income of $4,622,307 and undistributed net investment income of $1,584,319, respectively)	$ 427,294,961	$ 396,097,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Income from Investment Operations
Net investment income (loss) E	.47	.99	.56	.57	.67	.22
Net realized and unrealized gain (loss)	3.36	5.43	(.86)	9.49	10.55	(15.60)
Total from investment operations	3.83	6.42	(.30)	10.06	11.22	(15.38)
Distributions from net investment income	(.17)	(.96)	(.51)	(.77)	(.19)	(.35) H
Distributions from net realized gain	-	-	-	-	(.05)	(.18) H
Total distributions	(.17)	(.96)	(.51)	(.77)	(.24) L	(.52) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.24	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Total Return B, C, D	7.43%	13.97%	(.54)%	26.87%	42.07%	(36.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of all reductions	1.16% A	1.17%	1.18%	1.18%	1.24%	1.21%
Net investment income (loss)	1.68% A	2.01%	1.21%	1.35%	1.89%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,449	$ 4,677	$ 4,305	$ 3,343	$ 2,112
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. MTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Income from Investment Operations
Net investment income (loss) E	.38	.85	.42	.45	.57	.12
Net realized and unrealized gain (loss)	3.36	5.39	(.84)	9.47	10.54	(15.56)
Total from investment operations	3.74	6.24	(.42)	9.92	11.11	(15.44)
Distributions from net investment income	(.15)	(.84)	(.38)	(.66)	(.22)	(.24) H
Distributions from net realized gain	-	-	-	-	(.03)	(.13) H
Total distributions	(.15)	(.84)	(.38)	(.66)	(.24) L	(.37) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.00	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Total Return B, C, D	7.27%	13.61%	(.82)%	26.54%	41.64%	(36.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of fee waivers, if any	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of all reductions	1.46% A	1.46%	1.47%	1.46%	1.53%	1.48%
Net investment income (loss)	1.39% A	1.72%	.92%	1.06%	1.60%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,388	$ 4,237	$ 2,702	$ 2,882	$ 2,051	$ 620
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. MTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.26	.62	.21	.25	.40	(.05)
Net realized and unrealized gain (loss)	3.38	5.42	(.83)	9.48	10.54	(15.49)
Total from investment operations	3.64	6.04	(.62)	9.73	10.94	(15.54)
Distributions from net investment income	(.10)	(.55)	(.17)	(.40)	(.04)	(.11) H
Distributions from net realized gain	-	-	-	-	(.01)	(.06) H
Total distributions	(.10)	(.55)	(.17)	(.40)	(.05) L	(.17) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.17	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Total Return B, C, D	7.04%	13.11%	(1.29)%	25.96%	40.97%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of all reductions	1.91% A	1.92%	1.93%	1.93%	2.00%	1.96%
Net investment income (loss)	.93% A	1.26%	.47%	.60%	1.13%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 576	$ 596	$ 706	$ 641	$ 363
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. MTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.27	.63	.22	.26	.41	(.05)
Net realized and unrealized gain (loss)	3.36	5.41	(.84)	9.46	10.56	(15.50)
Total from investment operations	3.63	6.04	(.62)	9.72	10.97	(15.55)
Distributions from net investment income	(.12)	(.59)	(.25)	(.44)	(.10)	(.07) H
Distributions from net realized gain	-	-	-	-	(.02)	(.05) H
Total distributions	(.12)	(.59)	(.25)	(.44)	(.12) L	(.11) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 54.98	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Total Return B, C, D	7.05%	13.14%	(1.27)%	25.95%	41.00%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of all reductions	1.87% A	1.89%	1.91%	1.92%	2.00%	1.96%
Net investment income (loss)	.97% A	1.29%	.48%	.61%	1.13%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,141	$ 4,353	$ 3,514	$ 3,035	$ 2,151	$ 371
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. MTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Income from Investment Operations
Net investment income (loss) D	.56	1.15	.70	.69	.76	.30
Net realized and unrealized gain (loss)	3.38	5.43	(.86)	9.52	10.59	(15.65)
Total from investment operations	3.94	6.58	(.16)	10.21	11.35	(15.35)
Distributions from net investment income	(.20)	(1.09)	(.65)	(.87)	(.31)	(.41) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.20)	(1.09)	(.65)	(.87)	(.36) K	(.61) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.49	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Total Return B, C	7.61%	14.30%	(.23)%	27.24%	42.43%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of all reductions	.84% A	.85%	.88%	.91%	.98%	.96%
Net investment income (loss)	2.01% A	2.33%	1.52%	1.62%	2.15%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,865	$ 377,841	$ 342,262	$ 354,938	$ 279,704	$ 196,231
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Income from Investment Operations
Net investment income (loss) D	.55	1.17	.70	.71	.84	.34
Net realized and unrealized gain (loss)	3.36	5.42	(.88)	9.50	10.55	(15.67)
Total from investment operations	3.91	6.59	(.18)	10.21	11.39	(15.33)
Distributions from net investment income	(.18)	(1.14)	(.64)	(.88)	(.38)	(.40) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.18)	(1.14)	(.64)	(.88)	(.43) K	(.59) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.38	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Total Return B, C	7.56%	14.33%	(.26)%	27.27%	42.59%	(35.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of fee waivers, if any	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of all reductions	.88% A	.83%	.87%	.89%	.84%	.90%
Net investment income (loss)	1.96% A	2.35%	1.52%	1.64%	2.29%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 2,641	$ 1,022	$ 1,743	$ 1,101	$ 68
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. LTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,094,004
Gross unrealized depreciation	(34,555,598)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,538,406

Tax cost	$ 436,719,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,605,799)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,067,465 and $263,124,359, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,875	$ 553
Class T	.25%	.25%	10,888	177
Class B	.75%	.25%	2,821	2,129
Class C	.75%	.25%	25,175	7,546
			$ 47,759	$ 10,405

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,067
Class T	1,315
Class B*	344
Class C*	307
$ 5,033

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,736.30
Class T	7,513.34
Class B	847.30
Class C	6,614.26
Telecommunications	499,893.22
Institutional Class	1,785.27
	$ 527,388

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,447 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,511,667.31%		$ 90

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $498 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $134,812, including $38,531 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,058 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $675.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 21,804	$ 115,461
Class T	12,115	65,641
Class B	967	6,964
Class C	10,294	43,780
Telecommunications	1,553,692	8,113,006
Institutional Class	3,672	56,226
Total	$ 1,602,544	$ 8,401,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	33,591	76,572	$ 1,866,985	$ 3,760,739
Reinvestment of distributions	336	1,839	18,689	92,540
Shares redeemed	(31,130)	(54,776)	(1,718,495)	(2,738,397)
Net increase (decrease)	2,797	23,635	$ 167,179	$ 1,114,882
Class T
Shares sold	14,199	48,620	$ 791,601	$ 2,392,044
Reinvestment of distributions	211	1,268	11,705	63,823
Shares redeemed	(17,059)	(26,195)	(939,469)	(1,317,712)
Net increase (decrease)	(2,649)	23,693	$ (136,163)	$ 1,138,155
Class B
Shares sold	57	3,053	$ 3,198	$ 144,445
Reinvestment of distributions	16	133	894	6,751
Shares redeemed	(1,357)	(4,941)	(73,286)	(248,673)
Net increase (decrease)	(1,284)	(1,755)	$ (69,194)	$ (97,477)
Class C
Shares sold	20,691	26,248	$ 1,151,902	$ 1,304,972
Reinvestment of distributions	126	594	6,991	29,972
Shares redeemed	(11,892)	(18,620)	(659,326)	(912,596)
Net increase (decrease)	8,925	8,222	$ 499,567	$ 422,348
Telecommunications
Shares sold	2,351,418	3,283,802	$ 130,999,267	$ 158,174,294
Reinvestment of distributions	27,061	156,090	1,509,720	7,859,416
Shares redeemed	(2,311,025)	(3,538,446)	(130,372,069)	(177,183,415)
Net increase (decrease)	67,454	(98,554)	$ 2,136,918	$ (11,149,705)
Institutional Class
Shares sold	12,182	41,031	$ 689,106	$ 2,107,286
Reinvestment of distributions	50	986	2,783	49,926
Shares redeemed	(39,965)	(13,014)	(2,131,120)	(646,240)
Net increase (decrease)	(27,733)	29,003	$ (1,439,231)	$ 1,510,972

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio and Strategic Advisers U.S. Opportunity Fund were the owners of record of approximately 16% and 12%, respectively, of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Consumer Staples Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,231,896,932.45	72.402
Against	59,201,079.18	3.479
Abstain	62,956,309.82	3.700
Broker Non-Vote	347,429,518.32	20.419
TOTAL	1,701,483,839.77	100.000
PROPOSAL 2
To approve a management contract between Gold Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,324,132,405.74	82.001
Against	87,695,443.27	5.431
Abstain	81,563,532.56	5.051
Broker Non-Vote	121,395,496.57	7.517
TOTAL	1,614,786,878.14	100.000
PROPOSAL 2
To approve a management contract between Materials Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	782,680,671.91	69.186
Against	33,398,286.37	2.953
Abstain	38,711,653.50	3.421
Broker Non-Vote	276,491,097.39	24.440
TOTAL	1,131,281,709.17	100.000
PROPOSAL 2
To approve a management contract between Telecommunications Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	208,420,238.27	81.880
Against	18,588,167.85	7.302
Abstain	11,559,235.71	4.541
Broker Non-Vote	15,977,976.37	6.277
TOTAL	254,545,618.20	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASGMTI-USAN-1013
1.855656.106

Fidelity®

Select Portfolios®

Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Chemicals	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Gold	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Materials	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.82%	$ 1,000.00	$ 1,079.70	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	9.4	7.5
Praxair, Inc.	9.2	6.6
Monsanto Co.	9.1	8.4
Ecolab, Inc.	7.6	4.6
Eastman Chemical Co.	7.5	7.4
E.I. du Pont de Nemours & Co.	5.7	4.9
Ashland, Inc.	4.9	4.9
Sigma Aldrich Corp.	4.7	3.3
PPG Industries, Inc.	4.4	2.3
FMC Corp.	4.4	3.7
	66.9
Top Industries (% of fund's net assets)
As of August 31, 2013
Chemicals	95.9%
Oil, Gas & Consumable Fuels	0.5%
Diversified Financial Services	0.1%
Commercial Services & Supplies	0.1%
Machinery	0.1%
All Others*	3.3%

As of February 28, 2013
Chemicals	92.8%
Oil, Gas & Consumable Fuels	1.9%
Metals & Mining	0.4%
Energy Equipment & Services	0.2%
Marine	0.2%
All Others*	4.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Chemicals Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 95.9%
Commodity Chemicals - 14.5%
Axiall Corp.	553,324	$ 22,149,560
Cabot Corp.	889,284	35,562,467
LyondellBasell Industries NV Class A	1,528,122	107,197,757
		164,909,784
Diversified Chemicals - 27.2%
Arkema SA	284,300	28,733,227
E.I. du Pont de Nemours & Co.	1,147,100	64,948,802
Eastman Chemical Co.	1,124,051	85,427,876
FMC Corp.	747,400	49,784,314
PPG Industries, Inc.	324,304	50,659,528
The Dow Chemical Co.	831,247	31,088,638
		310,642,385
Fertilizers & Agricultural Chemicals - 14.0%
CF Industries Holdings, Inc.	259,600	49,412,264
Monsanto Co.	1,062,349	103,993,344
Potash Corp. of Saskatchewan, Inc.	191,000	5,648,581
		159,054,189
Industrial Gases - 9.2%
Praxair, Inc.	893,007	104,839,022
Specialty Chemicals - 31.0%
Albemarle Corp.	493,302	30,767,246
Ashland, Inc.	645,850	56,324,579
Celanese Corp. Class A	374,613	18,445,944
Ecolab, Inc.	952,199	86,983,379
Royal DSM NV (d)	333,175	24,575,417
RPM International, Inc.	984,379	33,449,198
Sigma Aldrich Corp.	643,937	53,105,484
W.R. Grace & Co. (a)	467,284	37,546,269
Zoltek Companies, Inc. (a)(d)	918,323	12,709,590
		353,907,106
TOTAL CHEMICALS		1,093,352,486
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Swisher Hygiene, Inc. (a)	549,240	455,869
Swisher Hygiene, Inc. (Canada) (a)	559,700	464,552
		920,421

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Quinpario Acquisition Corp. unit	150,000	$ 1,509,000
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Global Brass & Copper Holdings, Inc.	33,800	667,550
OIL, GAS & CONSUMABLE FUELS - 0.5%
Oil & Gas Storage & Transport - 0.5%
Access Midstream Partners LP	118,500	5,404,785
Phillips 66 Partners LP	3,500	107,695
Tesoro Logistics LP	3,926	210,434
		5,722,914
TOTAL COMMON STOCKS (Cost $850,320,161)		1,102,172,371
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	40,416,363	40,416,363
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,887,963	5,887,963
TOTAL MONEY MARKET FUNDS (Cost $46,304,326)		46,304,326
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $896,624,487)	1,148,476,697
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,605,611)
NET ASSETS - 100%	$ 1,139,871,086
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,167
Fidelity Securities Lending Cash Central Fund	139,925
Total	$ 158,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.4%
Netherlands	11.6%
France	2.5%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,437,558) - See accompanying schedule: Unaffiliated issuers (cost $850,320,161)	$ 1,102,172,371
Fidelity Central Funds (cost $46,304,326)	46,304,326
Total Investments (cost $896,624,487)		$ 1,148,476,697
Receivable for fund shares sold		4,077,815
Dividends receivable		1,251,382
Distributions receivable from Fidelity Central Funds		5,767
Prepaid expenses		12,830
Receivable from investment adviser for expense reductions		256
Other receivables		12,084
Total assets		1,153,836,831

Liabilities
Payable for investments purchased	$ 5,692,485
Payable for fund shares redeemed	1,598,515
Accrued management fee	527,555
Other affiliated payables	227,664
Other payables and accrued expenses	31,563
Collateral on securities loaned, at value	5,887,963
Total liabilities		13,965,745

Net Assets		$ 1,139,871,086
Net Assets consist of:
Paid in capital		$ 845,377,098
Undistributed net investment income		4,689,821
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,951,957
Net unrealized appreciation (depreciation) on investments		251,852,210
Net Assets, for 8,724,096 shares outstanding		$ 1,139,871,086
Net Asset Value, offering price and redemption price per share ($1,139,871,086 ÷ 8,724,096 shares)		$ 130.66

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 8,934,684
Interest		46,960
Income from Fidelity Central Funds		158,092
Total income		9,139,736

Expenses
Management fee	$ 3,137,630
Transfer agent fees	1,196,686
Accounting and security lending fees	186,730
Custodian fees and expenses	15,330
Independent trustees' compensation	6,322
Registration fees	68,169
Audit	23,738
Legal	858
Interest	725
Miscellaneous	6,298
Total expenses before reductions	4,642,486
Expense reductions	(53,689)	4,588,797
Net investment income (loss)		4,550,939
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,293,120
Foreign currency transactions	(212,903)
Total net realized gain (loss)		54,080,217
Change in net unrealized appreciation (depreciation) on: Investment securities	25,260,528
Assets and liabilities in foreign currencies	16,726
Total change in net unrealized appreciation (depreciation)		25,277,254
Net gain (loss)		79,357,471
Net increase (decrease) in net assets resulting from operations		$ 83,908,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,550,939	$ 14,446,667
Net realized gain (loss)	54,080,217	32,143,140
Change in net unrealized appreciation (depreciation)	25,277,254	74,637,127
Net increase (decrease) in net assets resulting from operations	83,908,410	121,226,934
Distributions to shareholders from net investment income	(2,867,802)	(11,402,559)
Distributions to shareholders from net realized gain	(14,549,480)	(21,839,025)
Total distributions	(17,417,282)	(33,241,584)
Share transactions Proceeds from sales of shares	318,523,317	548,680,903
Reinvestment of distributions	16,851,269	32,252,680
Cost of shares redeemed	(396,791,222)	(395,723,811)
Net increase (decrease) in net assets resulting from share transactions	(61,416,636)	185,209,772
Redemption fees	19,099	43,229
Total increase (decrease) in net assets	5,093,591	273,238,351
Net Assets
Beginning of period	1,134,777,495	861,539,144
End of period (including undistributed net investment income of $4,689,821 and undistributed net investment income of $3,006,684, respectively)	$ 1,139,871,086	$ 1,134,777,495
Other Information Shares
Sold	2,501,142	4,641,695
Issued in reinvestment of distributions	137,629	277,790
Redeemed	(3,142,123)	(3,487,085)
Net increase (decrease)	(503,352)	1,432,400

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 122.98	$ 110.52	$ 100.85	$ 75.43	$ 42.74	$ 81.31
Income from Investment Operations
Net investment income (loss)D	.51	1.84G	.76	.69	1.00H	.73
Net realized and unrealized gain (loss)	9.16	15.10	9.52	27.20	32.77	(38.63)
Total from investment operations	9.67	16.94	10.28	27.89	33.77	(37.90)
Distributions from net investment income	(.33)	(1.55)	(.62)	(.57)	(1.08)	(.68)
Distributions from net realized gain	(1.66)	(2.95)	-	(1.91)	-	(.02)
Total distributions	(1.99)	(4.49)L	(.62)	(2.47)M	(1.08)	(.70)
Redemption fees added to paid in capitalD	-K	.01	.01	-K	-K	.03
Net asset value, end of period	$ 130.66	$ 122.98	$ 110.52	$ 100.85	$ 75.43	$ 42.74
Total ReturnB,C	7.97%	15.61%	10.31%	37.74%	79.15%	(46.68)%
Ratios to Average Net AssetsE,I
Expenses before reductions	.82%A	.83%	.85%	.90%	.96%	.91%
Expenses net of fee waivers, if any	.82%A	.83%	.85%	.90%	.96%	.91%
Expenses net of all reductions	.81%A	.81%	.84%	.89%	.95%	.90%
Net investment income (loss)	.80%A	1.62%G	.77%	.84%	1.53%H	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,139,871	$ 1,134,777	$ 861,539	$ 692,332	$ 417,761	$ 243,144
Portfolio turnover rateF	117%A	60%	119%	108%	228%	201%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $4.49 per share is comprised of distributions from net investment income of $1.547 and distributions from net realized gain of $2.947 per share. MTotal distributions of $2.47 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $1.905 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 260,402,951
Gross unrealized depreciation	(13,383,182)
Net unrealized appreciation (depreciation) on securities and other investments	$ 247,019,769

Tax cost	$ 901,456,928

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $641,181,233 and $704,982,583, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,440 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,851,182.35%		$ 725

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,253 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $139,925, including $70 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51,527 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,162.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.17%
Actual		$ 1,000.00	$ 766.90	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.45%
Actual		$ 1,000.00	$ 765.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class B	1.92%
Actual		$ 1,000.00	$ 764.30	$ 8.54
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.93%
Actual		$ 1,000.00	$ 764.30	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.91%
Actual		$ 1,000.00	$ 767.90	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Institutional Class	.84%
Actual		$ 1,000.00	$ 768.30	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	10.1	12.1
Barrick Gold Corp.	9.5	12.6
Newcrest Mining Ltd.	5.2	7.7
Gold Bullion	5.2	4.4
Yamana Gold, Inc.	4.9	5.3
Eldorado Gold Corp.	4.8	3.6
Randgold Resources Ltd. sponsored ADR	4.6	4.5
Silver Bullion	3.8	0.0
Franco-Nevada Corp.	3.7	3.0
Kinross Gold Corp.	3.7	4.3
	55.5
Top Industries (% of fund's net assets)
As of August 31, 2013
Gold	89.4%
Commodities & Related Investments**	9.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.0%†
Coal & Consumable Fuels	0.0%†
All Others*	0.5%

As of February 28, 2013
Gold	94.3%
Commodities & Related Investments**	4.4%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.2%
Steel	0.1%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
† Amount represents less than 0.1%
Geographic Diversification (% of fund's net assets)
As of August 31, 2013
Canada	64.6%
United States of America*	14.5%
Australia	8.7%
Bailiwick of Jersey	5.8%
South Africa	5.0%
Bermuda	0.8%
Cayman Islands	0.4%
United Kingdom	0.1%
Peru	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2013
Canada	62.2%
Australia	11.4%
United States of America*	11.1%
South Africa	8.5%
Bailiwick of Jersey	5.7%
Bermuda	0.5%
Cayman Islands	0.3%
United Kingdom	0.3%
Peru	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
Australia - 8.7%
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Boart Longyear Ltd. (d)	695,000	$ 284,549
METALS & MINING - 8.7%
Gold - 8.7%
ABM Resources NL (a)	1,660,000	54,667
Alkane Resources Ltd. (a)	120,000	37,382
Ampella Mining Ltd. (a)(d)	2,785,000	396,606
Beadell Resources Ltd. (a)	11,153,618	9,033,823
Evolution Mining Ltd.	2,371,395	1,962,914
Gold One International Ltd. (a)	90,277	14,865
Gryphon Minerals Ltd. (a)	5,060,010	945,769
Intrepid Mines Ltd.:
(Australia) (a)	8,469,798	2,110,792
(Canada) (a)	320,000	77,471
Kingsgate Consolidated NL	643,274	1,276,778
Medusa Mining Ltd.	2,746,085	6,452,564
Newcrest Mining Ltd.	6,608,120	77,989,448
Papillon Resources Ltd. (a)(d)	2,608,068	2,623,081
Perseus Mining Ltd.:
(Australia) (a)	3,840,134	2,665,971
(Canada) (a)	1,300,000	863,951
Ramelius Resources Ltd. (a)	980,000	174,450
Red 5 Ltd. (a)	1,326,000	413,072
Red 5 Ltd. rights 8/30/13	1,326,000	12
Regis Resources Ltd. (a)	2,817,293	10,807,461
Resolute Mining Ltd.	2,988,261	2,540,015
Saracen Mineral Holdings Ltd. (a)	4,816,787	1,178,975
Silver Lake Resources Ltd. (a)	5,076,985	4,428,395
St Barbara Ltd. (a)(d)	4,913,377	3,520,387
Tanami Gold NL (a)(d)	292,500	14,579
Troy Resources NL (d)	195,000	307,201
Troy Resources NL (f)	734,826	1,185,991
		131,076,620
TOTAL AUSTRALIA		131,361,169
Bailiwick of Jersey - 5.8%
METALS & MINING - 5.8%
Gold - 5.8%
Centamin PLC (a)	4,836,900	3,265,146
Lydian International Ltd. (a)	2,040,300	1,956,426
Polyus Gold International Ltd.	422,400	1,309,187
Polyus Gold International Ltd. sponsored GDR	3,919,931	11,994,989
Randgold Resources Ltd. sponsored ADR	882,295	68,836,656
		87,362,404
Precious Metals & Minerals - 0.0%
Polymetal International PLC	20,000	234,160
TOTAL METALS & MINING		87,596,564

	Shares	Value
Bermuda - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Continental Gold Ltd. (a)	2,602,100	$ 11,512,187
Canada - 64.6%
METALS & MINING - 64.6%
Diversified Metals & Mining - 0.2%
East Asia Minerals Corp. (a)	5,000	641
Eastmain Resources, Inc. (a)	10,000	3,750
Kimber Resources, Inc. (a)(e)	16,100	2,029
Kimber Resources, Inc. (a)(e)(f)(g)	4,592,000	566,752
NovaCopper, Inc. (a)(d)	488,333	927,833
Rio Alto Mining Ltd. (a)	195,000	488,750
Sabina Gold & Silver Corp. (a)	720,000	833,951
		2,823,706
Gold - 63.7%
Agnico Eagle Mines Ltd. (Canada) (d)	1,443,000	43,496,867
Alacer Gold Corp.	2,534,063	7,794,896
Alamos Gold, Inc. (d)	1,080,500	17,633,908
Argonaut Gold, Inc. (a)	2,686,262	18,566,398
ATAC Resources Ltd. (a)	67,200	86,767
B2Gold Corp. (a)	13,058,658	34,713,987
Banro Corp. (a)	2,326,482	2,009,967
Barrick Gold Corp. (d)	7,474,569	142,707,284
Belo Sun Mining Corp. (a)(d)	6,718,900	4,975,546
Centerra Gold, Inc.	1,749,200	11,043,558
Claude Resources, Inc. (a)	320,000	95,699
Colossus Minerals, Inc. (a)(d)	3,517,600	2,604,888
Detour Gold Corp. (a)	2,017,600	22,296,463
Detour Gold Corp. (a)(f)	785,900	8,684,967
Eldorado Gold Corp.	8,471,508	72,144,144
Exeter Resource Corp. (a)	272,300	232,669
Franco-Nevada Corp.	1,226,200	55,821,029
Gabriel Resources Ltd. (a)	1,040,600	1,679,503
Goldcorp, Inc. (d)	5,151,600	152,107,429
Golden Queen Mining Co. Ltd. (a)	15,000	21,300
GoldQuest Mining Corp. (a)	2,318,500	693,371
Guyana Goldfields, Inc. (a)(d)	2,933,700	6,322,509
Guyana Goldfields, Inc. (a)(f)	155,000	334,045
IAMGOLD Corp.	3,266,500	19,599,620
International Minerals Corp. (Switzerland)	15,000	32,242
Kinross Gold Corp.	9,948,191	54,874,195
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	90,595
Kirkland Lake Gold, Inc. (a)(d)	616,000	2,637,577
Lake Shore Gold Corp. (a)(d)	3,226,600	1,592,929
Luna Gold Corp. (a)	25,000	39,875
Midas Gold Corp. (a)	85,000	82,313
New Gold, Inc. (a)	7,701,375	51,912,810
NGEx Resources, Inc. (a)	65,000	120,336
Novagold Resources, Inc. (a)(d)	2,955,000	8,051,695
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
OceanaGold Corp. (a)	3,202,300	$ 5,685,276
Orezone Gold Corp. (a)	372,100	204,897
Osisko Mining Corp. (a)	4,926,431	24,461,440
Osisko Mining Corp. (a)(f)	3,000,000	14,896,041
Pilot Gold, Inc. (a)(d)	820,150	887,659
Premier Gold Mines Ltd. (a)	6,247,022	15,716,897
Pretium Resources, Inc. (a)	675,838	5,678,502
Pretium Resources, Inc. (a)(f)	225,000	1,890,487
Pretium Resources, Inc. (a)(h)	225,000	1,890,487
Primero Mining Corp. (a)	886,200	5,039,721
Probe Mines Ltd. (a)	85,000	178,344
Richmont Mines, Inc. (a)(d)	240,900	386,520
Romarco Minerals, Inc. (a)	13,793,600	6,940,670
Romarco Minerals, Inc. (a)(f)	5,900,000	2,968,765
Rubicon Minerals Corp. (a)	5,252,102	8,127,719
Sandstorm Gold Ltd. (a)(d)	110,000	704,927
Seabridge Gold, Inc. (a)(d)	601,905	8,631,317
SEMAFO, Inc. (d)	4,306,900	9,036,598
Sulliden Gold Corp. Ltd. (a)(d)	3,358,400	3,443,532
Teranga Gold Corp. (a)(d)	35,000	23,925
Teranga Gold Corp. CDI unit (a)	3,430,974	2,336,110
Timmins Gold Corp. (a)	92,600	180,224
Torex Gold Resources, Inc. (a)	13,684,400	20,787,088
Volta Resources, Inc. (a)	55,000	9,660
Yamana Gold, Inc. (d)	6,453,700	73,770,576
		958,978,763
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	12,000	57,192
Dalradian Resources, Inc. (a)(d)	56,000	43,065
Fortuna Mines, Inc. (a)	20,000	82,977
Gold Standard Ventures Corp. (a)	425,400	282,711
Kaminak Gold Corp. Class A (a)	20,000	17,659
MAG Silver Corp. (a)	55,400	402,364
Pan American Silver Corp.	102,087	1,247,504
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	21,052
Silver Wheaton Corp. (d)	56,500	1,493,364
Tahoe Resources, Inc. (a)	437,300	7,805,222
Wildcat Silver Corp. (a)	75,200	38,553
		11,491,663
TOTAL METALS & MINING		973,294,132
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	7,292,400	5,677,175

	Shares	Value
Peru - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	114,300	$ 1,443,609
South Africa - 5.0%
METALS & MINING - 5.0%
Gold - 5.0%
AngloGold Ashanti Ltd. sponsored ADR (d)	1,738,452	23,243,103
Gold Fields Ltd.	55,000	284,332
Gold Fields Ltd. sponsored ADR	6,399,226	32,956,014
Harmony Gold Mining Co. Ltd.	1,484,000	5,578,622
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,123,300	7,686,346
Sibanye Gold Ltd. ADR (a)	1,195,006	4,935,375
		74,683,792
United Kingdom - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Patagonia Gold PLC (a)(d)	260,000	54,394
Petropavlovsk PLC (d)	1,131,970	1,859,467
		1,913,861
United States of America - 5.0%
METALS & MINING - 5.0%
Gold - 4.8%
Allied Nevada Gold Corp. (a)	378,300	1,755,312
Allied Nevada Gold Corp. (Canada) (a)	30,000	138,422
Gold Resource Corp. (d)	100,000	839,000
Newmont Mining Corp.	1,157,400	36,770,598
Royal Gold, Inc.	561,313	32,572,993
		72,076,325
Precious Metals & Minerals - 0.2%
McEwen Mining, Inc. (a)(d)	943,810	2,557,725
TOTAL METALS & MINING		74,634,050
OIL, GAS & CONSUMABLE FUELS - 0.0%
Coal & Consumable Fuels - 0.0%
Peabody Energy Corp.	9,200	158,240
TOTAL UNITED STATES OF AMERICA		74,792,290
TOTAL COMMON STOCKS (Cost $1,802,981,917)		1,362,274,779
Commodities - 9.0%
	Troy Ounces	Value
Gold Bullion (a)	55,510	$ 77,419,797
Silver Bullion (a)	2,450,000	57,474,550
TOTAL COMMODITIES (Cost $130,357,143)		134,894,347
Money Market Funds - 21.1%

Fidelity Cash Central Fund, 0.10% (b)	13,705,236	13,705,236
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	304,186,716	304,186,716
TOTAL MONEY MARKET FUNDS (Cost $317,891,952)		317,891,952
TOTAL INVESTMENT PORTFOLIO - 120.6% (Cost $2,251,231,012)	1,815,061,078
NET OTHER ASSETS (LIABILITIES) - (20.6)%	(309,719,003)
NET ASSETS - 100%	$ 1,505,342,075
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,527,048 or 2.0% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,890,487 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,070
Fidelity Securities Lending Cash Central Fund	291,312
Total	$ 298,382
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 309,982,540	$ 283,424,638	$ -	$ 134,837,924
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ -	$ -	$ 2,029
Kimber Resources, Inc. (144A)	1,379,164	-	117,654	-	566,752
Total	$ 1,383,145	$ -	$ 117,654	$ -	$ 568,781
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,362,274,779	$ 1,361,381,861	$ 479,834	$ 413,084
Commodities	134,894,347	134,894,347	-	-
Money Market Funds	317,891,952	317,891,952	-	-
Total Investments in Securities:	$ 1,815,061,078	$ 1,814,168,160	$ 479,834	$ 413,084

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,046,446) - See accompanying schedule: Unaffiliated issuers (cost $1,799,429,905)	$ 1,361,705,998
Fidelity Central Funds (cost $317,891,952)	317,891,952
Commodities (cost $130,357,143)	134,894,347
Other affiliated issuers (cost $3,552,012)	568,781
Total Investments (cost $2,251,231,012)		$ 1,815,061,078
Receivable for investments sold Regular delivery		845,699
Delayed delivery		51,581
Receivable for fund shares sold		2,866,074
Dividends receivable		603,159
Distributions receivable from Fidelity Central Funds		51,601
Prepaid expenses		12,076
Receivable from investment adviser for expense reductions		1,906
Other receivables		10,651
Total assets		1,819,503,825

Liabilities
Payable to custodian bank	$ 3,623
Payable for investments purchased	6,698,941
Payable for fund shares redeemed	2,112,403
Accrued management fee	662,934
Distribution and service plan fees payable	47,788
Other affiliated payables	357,789
Other payables and accrued expenses	91,556
Collateral on securities loaned, at value	304,186,716
Total liabilities		314,161,750

Net Assets		$ 1,505,342,075
Net Assets consist of:
Paid in capital		$ 2,762,388,302
Accumulated net investment loss		(125,054,899)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(695,820,915)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(436,170,413)
Net Assets		$ 1,505,342,075

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($72,373,145 ÷ 3,119,311.2 shares)	$ 23.20

Maximum offering price per share (100/94.25 of $23.20)	$ 24.62
Class T: Net Asset Value and redemption price per share ($18,930,943 ÷ 825,417.3 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($5,713,298 ÷ 255,416.8 shares)A	$ 22.37

Class C: Net Asset Value and offering price per share ($26,035,512 ÷ 1,168,795.5 shares)A	$ 22.28

Gold: Net Asset Value, offering price and redemption price per share ($1,277,340,533 ÷ 54,145,698.8 shares)	$ 23.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,948,644 ÷ 4,451,487.6 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,169,401
Interest		307
Income from Fidelity Central Funds		298,382
Total income		12,468,090

Expenses
Management fee	$ 4,756,232
Transfer agent fees	2,289,991
Distribution and service plan fees	312,167
Accounting and security lending fees	379,513
Custodian fees and expenses	123,616
Independent trustees' compensation	9,219
Registration fees	99,553
Audit	19,414
Legal	2,471
Interest	2,587
Miscellaneous	28,036
Total expenses before reductions	8,022,799
Expense reductions	(193,047)	7,829,752
Net investment income (loss)		4,638,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(377,299,657)
Other affiliated issuers	(1,269,577)
Commodities	890,188
Foreign currency transactions	(189,941)
Total net realized gain (loss)		(377,868,987)
Change in net unrealized appreciation (depreciation) on: Investments	(174,277,889)
Assets and liabilities in foreign currencies	10,377
Commodities	(8,576,476)
Total change in net unrealized appreciation (depreciation)		(182,843,988)
Net gain (loss)		(560,712,975)
Net increase (decrease) in net assets resulting from operations		$ (556,074,637)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,638,338	$ 13,834,462
Net realized gain (loss)	(377,868,987)	(149,416,855)
Change in net unrealized appreciation (depreciation)	(182,843,988)	(1,263,115,883)
Net increase (decrease) in net assets resulting from operations	(556,074,637)	(1,398,698,276)
Share transactions - net increase (decrease)	(541,429,517)	(374,414,799)
Redemption fees	240,530	209,222
Total increase (decrease) in net assets	(1,097,263,624)	(1,772,903,853)

Net Assets
Beginning of period	2,602,605,699	4,375,509,552
End of period (including accumulated net investment loss of $125,054,899 and accumulated net investment loss of $129,693,237, respectively)	$ 1,505,342,075	$ 2,602,605,699

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Income from Investment Operations
Net investment income (loss) E	.04	.07	(.13)	(.30)	(.25)	(.15)
Net realized and unrealized gain (loss)	(7.09)	(15.19)	(2.83)	15.28	11.00	(15.44)
Total from investment operations	(7.05)	(15.12)	(2.96)	14.98	10.75	(15.59)
Distributions from net realized gain	-	-	(2.59)	(4.57)	(.71)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 23.20	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Total Return B,C,D	(23.31)%	(33.33)%	(6.24)%	36.99%	35.19%	(33.81)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.19% A	1.18%	1.14%	1.16%	1.21%	1.21%
Expenses net of fee waivers, if any	1.17% A	1.17%	1.14%	1.15%	1.19%	1.19%
Expenses net of all reductions	1.17% A	1.17%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	.33% A	.18%	(.28)%	(.63)%	(.63)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,373	$ 101,202	$ 152,969	$ 149,178	$ 82,413	$ 39,144
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.27)	(.43)	(.36)	(.24)
Net realized and unrealized gain (loss)	(7.03)	(15.06)	(2.80)	15.21	10.96	(15.42)
Total from investment operations	(7.02)	(15.09)	(3.07)	14.78	10.60	(15.66)
Distributions from net realized gain	-	-	(2.57)	(4.45)	(.63)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 22.93	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Total Return B,C,D	(23.44)%	(33.50)%	(6.49)%	36.62%	34.79%	(33.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.45%	1.43%	1.44%	1.51%	1.47%
Expenses net of fee waivers, if any	1.45% A	1.44%	1.42%	1.42%	1.49%	1.45%
Expenses net of all reductions	1.45% A	1.44%	1.42%	1.42%	1.47%	1.41%
Net investment income (loss)	.05% A	(.09)%	(.57)%	(.90)%	(.93)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,931	$ 24,913	$ 40,664	$ 45,846	$ 26,256	$ 15,284
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Income from Investment Operations
Net investment income (loss) E	(.05)	(.21)	(.49)	(.66)	(.55)	(.40)
Net realized and unrealized gain (loss)	(6.85)	(14.76)	(2.76)	15.02	10.84	(15.34)
Total from investment operations	(6.90)	(14.97)	(3.25)	14.36	10.29	(15.74)
Distributions from net realized gain	-	-	(2.53)	(4.21)	(.51)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.02
Net asset value, end of period	$ 22.37	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Total Return B,C,D	(23.57)%	(33.84)%	(6.95)%	35.97%	34.12%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.90%	1.93%	2.00%	1.97%
Expenses net of fee waivers, if any	1.92% A	1.92%	1.90%	1.92%	1.98%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.90%	1.91%	1.96%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.04)%	(1.39)%	(1.42)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,713	$ 9,423	$ 20,894	$ 26,837	$ 18,340	$ 8,421
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Income from Investment Operations
Net investment income (loss) E	(.05)	(.20)	(.47)	(.64)	(.53)	(.39)
Net realized and unrealized gain (loss)	(6.82)	(14.70)	(2.76)	14.98	10.80	(15.30)
Total from investment operations	(6.87)	(14.90)	(3.23)	14.34	10.27	(15.69)
Distributions from net realized gain	-	-	(2.53)	(4.28)	(.53)	(.17)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 22.28	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Total Return B,C,D	(23.57)%	(33.83)%	(6.93)%	36.01%	34.15%	(34.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.93%	1.87%	1.89%	1.97%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.87%	1.88%	1.95%	1.95%
Expenses net of all reductions	1.92% A	1.91%	1.87%	1.87%	1.93%	1.89%
Net investment income (loss)	(.42)% A	(.57)%	(1.01)%	(1.35)%	(1.39)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,036	$ 37,787	$ 67,996	$ 72,431	$ 38,624	$ 17,544
Portfolio turnover rate G	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Income from Investment Operations
Net investment income (loss) D	.07	.16	(.02)	(.18)	(.16)	(.04)
Net realized and unrealized gain (loss)	(7.20)	(15.40)	(2.85)	15.43	11.10	(15.51)
Total from investment operations	(7.13)	(15.24)	(2.87)	15.25	10.94	(15.55)
Distributions from net realized gain	-	-	(2.61)	(4.67)	(.77)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.59	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Total Return B,C	(23.21)%	(33.16)%	(6.00)%	37.35%	35.52%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.89%	.91%	.98%	.89%
Expenses net of fee waivers, if any	.91% A	.92%	.89%	.90%	.96%	.87%
Expenses net of all reductions	.90% A	.92%	.89%	.89%	.94%	.86%
Net investment income (loss)	.59% A	.43%	(.03)%	(.37)%	(.40)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,277,341	$ 2,301,019	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Income from Investment Operations
Net investment income (loss) D	.08	.20	.02	(.15)	(.15)	(.05)
Net realized and unrealized gain (loss)	(7.19)	(15.38)	(2.85)	15.41	11.08	(15.49)
Total from investment operations	(7.11)	(15.18)	(2.83)	15.26	10.93	(15.54)
Distributions from net realized gain	-	-	(2.62)	(4.72)	(.82)	(.17)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.02
Net asset value, end of period	$ 23.58	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Total Return B,C	(23.17)%	(33.09)%	(5.94)%	37.45%	35.50%	(33.59)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.84%	.82%	.85%	.95%	.91%
Expenses net of fee waivers, if any	.84% A	.83%	.81%	.84%	.93%	.89%
Expenses net of all reductions	.84% A	.82%	.81%	.83%	.91%	.86%
Net investment income (loss)	.66% A	.52%	.04%	(.31)%	(.37)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,949	$ 128,262	$ 168,548	$ 137,246	$ 38,037	$ 6,070
Portfolio turnover rate F	61% A	18%	22%	35%	46%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2013, the Fund held an investment of $134,837,924 in the Subsidiary, representing 9.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or

Semiannual Report

4. Significant Accounting Policies - continued

Investment Valuation - continued

may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 196,791,131
Gross unrealized depreciation	(762,422,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ (565,631,332)

Tax cost	$ 2,380,635,987

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (67,261,086)
Long-term	(102,971,519)
Total capital loss carryforward	$ (170,232,605)

The Fund intends to elect to defer to its fiscal year ending February 28, 2014 approximately $129,692,316 of ordinary losses recognized during the period November 1, 2012 to February 28, 2013.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $537,063,705 and $1,080,256,419 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR, either itself or through an affiliate, provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the Subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 93,835	$ 4,635
Class T	.25%	.25%	48,188	-
Class B	.75%	.25%	32,497	24,739
Class C	.75%	.25%	137,647	27,725
			$ 312,167	$ 57,099

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,716
Class T	4,785
Class B*	21,534
Class C*	4,103
$ 51,138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 108,723.29
Class T	30,663.32
Class B	9,278.29
Class C	39,802.29
Gold	1,994,968.28
Institutional Class	106,557.21
	$ 2,289,991

* Annualized

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $15,536 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,662,941.35%		$ 2,587

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,650 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,312, including $70 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $115,118. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,831 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $38.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $19,060.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	762,479	1,412,697	$ 17,855,601	$ 53,420,103
Shares redeemed	(988,610)	(1,438,620)	(24,275,576)	(53,775,838)
Net increase (decrease)	(226,131)	(25,923)	$ (6,419,975)	$ (355,735)
Class T
Shares sold	191,189	284,748	$ 4,418,849	$ 10,411,769
Shares redeemed	(197,739)	(355,685)	(4,660,840)	(13,010,570)
Net increase (decrease)	(6,550)	(70,937)	$ (241,991)	$ (2,598,801)
Class B
Shares sold	15,719	16,804	$ 336,730	$ 624,661
Shares redeemed	(82,202)	(167,215)	(1,931,115)	(6,101,257)
Net increase (decrease)	(66,483)	(150,411)	$ (1,594,385)	$ (5,476,596)
Class C
Shares sold	228,177	311,882	$ 5,099,809	$ 11,372,831
Shares redeemed	(355,573)	(559,180)	(8,077,614)	(20,004,404)
Net increase (decrease)	(127,396)	(247,298)	$ (2,977,805)	$ (8,631,573)
Gold
Shares sold	14,762,307	22,313,552	$ 353,881,152	$ 848,495,476
Shares redeemed	(35,529,956)	(32,795,078)	(890,882,074)	(1,225,752,483)
Net increase (decrease)	(20,767,649)	(10,481,526)	$ (537,000,922)	$ (377,257,007)
Institutional Class
Shares sold	1,012,988	1,354,134	$ 24,143,730	$ 51,488,741
Shares redeemed	(740,936)	(849,045)	(17,338,169)	(31,583,828)
Net increase (decrease)	272,052	505,089	$ 6,805,561	$ 19,904,913

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,045.20	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Class T	1.41%
Actual		$ 1,000.00	$ 1,043.60	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.91%
Actual		$ 1,000.00	$ 1,041.10	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.86%
Actual		$ 1,000.00	$ 1,041.20	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Materials	.83%
Actual		$ 1,000.00	$ 1,046.70	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,046.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.8	9.6
Praxair, Inc.	6.1	0.0
LyondellBasell Industries NV Class A	6.0	4.9
FMC Corp.	4.8	3.1
Ecolab, Inc.	4.8	4.1
PPG Industries, Inc.	4.6	4.0
Eastman Chemical Co.	4.5	3.6
International Paper Co.	3.9	3.8
Rock-Tenn Co. Class A	3.2	3.1
Ashland, Inc.	3.0	2.8
	50.7
Top Industries (% of fund's net assets)
As of August 31, 2013
Chemicals	67.1%
Containers & Packaging	10.3%
Metals & Mining	9.7%
Paper & Forest Products	4.7%
Construction Materials	4.4%
All Others*	3.8%

As of February 28, 2013
Chemicals	65.9%
Metals & Mining	12.3%
Containers & Packaging	8.6%
Paper & Forest Products	6.0%
Construction Materials	3.7%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 67.1%
Commodity Chemicals - 10.3%
Axiall Corp.	740,357	$ 29,636,491
Cabot Corp.	744,768	29,783,272
LyondellBasell Industries NV Class A	1,458,096	102,285,434
Westlake Chemical Corp.	133,510	13,508,542
		175,213,739
Diversified Chemicals - 14.9%
Eastman Chemical Co.	1,011,025	76,837,900
FMC Corp.	1,240,853	82,653,218
Lanxess AG	252,793	16,292,575
PPG Industries, Inc.	501,364	78,318,070
		254,101,763
Fertilizers & Agricultural Chemicals - 12.3%
CF Industries Holdings, Inc.	132,638	25,246,317
Monsanto Co.	1,709,028	167,296,750
Potash Corp. of Saskatchewan, Inc.	601,000	17,773,806
		210,316,873
Industrial Gases - 8.3%
Airgas, Inc.	381,166	38,745,524
Praxair, Inc.	884,074	103,790,288
		142,535,812
Specialty Chemicals - 21.3%
Albemarle Corp.	288,236	17,977,279
Ashland, Inc.	579,441	50,533,050
Cytec Industries, Inc.	299,530	22,398,853
Ecolab, Inc.	895,779	81,829,412
Rockwood Holdings, Inc.	415,191	26,514,097
Royal DSM NV	113,719	8,388,060
RPM International, Inc.	572,004	19,436,696
Sherwin-Williams Co.	267,427	46,104,415
Sigma Aldrich Corp.	553,544	45,650,774
W.R. Grace & Co. (a)	552,550	44,397,393
		363,230,029
TOTAL CHEMICALS		1,145,398,216
CONSTRUCTION MATERIALS - 4.4%
Construction Materials - 4.4%
Eagle Materials, Inc.	177,575	11,393,212
Martin Marietta Materials, Inc. (d)	154,911	14,879,202
Vulcan Materials Co.	1,025,035	48,996,673
		75,269,087
CONTAINERS & PACKAGING - 10.3%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	591,724	34,799,288

	Shares	Value
Ball Corp.	539,409	$ 23,960,548
Silgan Holdings, Inc.	288,778	13,624,546
		72,384,382
Paper Packaging - 6.1%
Graphic Packaging Holding Co. (a)	2,088,358	17,354,255
MeadWestvaco Corp.	902,766	32,364,161
Rock-Tenn Co. Class A	482,370	53,596,131
		103,314,547
TOTAL CONTAINERS & PACKAGING		175,698,929
METALS & MINING - 9.7%
Diversified Metals & Mining - 2.0%
Copper Mountain Mining Corp. (a)	3,756,327	6,312,256
First Quantum Minerals Ltd.	511,200	8,488,453
Grupo Mexico SA de CV Series B	3,742,900	10,701,203
Turquoise Hill Resources Ltd. (a)(d)	1,648,740	8,577,893
		34,079,805
Gold - 3.2%
Franco-Nevada Corp.	362,100	16,484,093
Goldcorp, Inc.	825,300	24,368,015
Royal Gold, Inc.	236,902	13,747,423
		54,599,531
Steel - 4.5%
Carpenter Technology Corp.	616,793	33,164,960
Haynes International, Inc.	207,151	9,162,289
Reliance Steel & Aluminum Co.	529,217	35,293,482
		77,620,731
TOTAL METALS & MINING		166,300,067
OIL, GAS & CONSUMABLE FUELS - 2.2%
Coal & Consumable Fuels - 2.2%
Peabody Energy Corp.	2,146,086	36,912,679
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 0.8%
Canfor Corp. (a)	685,100	13,522,481
Paper Products - 3.9%
International Paper Co.	1,401,385	66,159,386
TOTAL PAPER & FOREST PRODUCTS		79,681,867
TOTAL COMMON STOCKS (Cost $1,323,342,982)		1,679,260,845
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $8,904,827)	$ 8,904,827	$ 8,904,827
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	18,023,772	18,023,772
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	3,257,425	3,257,425
TOTAL MONEY MARKET FUNDS (Cost $21,281,197)		21,281,197
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,353,529,006)	1,709,446,869
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,401,640)
NET ASSETS - 100%	$ 1,707,045,229
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,904,827 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,904,827
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,177
Fidelity Securities Lending Cash Central Fund	65,556
Total	$ 90,733
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,679,260,845	$ 1,679,260,845	$ -	$ -
Convertible Bonds	8,904,827	-	-	8,904,827
Money Market Funds	21,281,197	21,281,197	-	-
Total Investments in Securities:	$ 1,709,446,869	$ 1,700,542,042	$ -	$ 8,904,827
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Netherlands	6.5%
Canada	5.6%
Germany	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,227,665) - See accompanying schedule: Unaffiliated issuers (cost $1,332,247,809)	$ 1,688,165,672
Fidelity Central Funds (cost $21,281,197)	21,281,197
Total Investments (cost $1,353,529,006)		$ 1,709,446,869
Receivable for investments sold		9,989,053
Receivable for fund shares sold		2,190,904
Dividends receivable		2,092,529
Interest receivable		475,341
Distributions receivable from Fidelity Central Funds		3,322
Prepaid expenses		18,855
Receivable from investment adviser for expense reductions		778
Other receivables		5,102
Total assets		1,724,222,753

Liabilities
Payable for investments purchased	$ 10,441,573
Payable for fund shares redeemed	2,131,941
Accrued management fee	793,588
Distribution and service plan fees payable	148,664
Other affiliated payables	364,383
Other payables and accrued expenses	39,950
Collateral on securities loaned, at value	3,257,425
Total liabilities		17,177,524

Net Assets		$ 1,707,045,229
Net Assets consist of:
Paid in capital		$ 1,322,934,784
Undistributed net investment income		4,817,452
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,377,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		355,915,535
Net Assets		$ 1,707,045,229
Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($251,983,583 ÷ 3,284,943 shares)	$ 76.71

Maximum offering price per share (100/94.25 of $76.71)	$ 81.39
Class T: Net Asset Value and redemption price per share ($36,350,072 ÷ 476,897 shares)	$ 76.22

Maximum offering price per share (100/96.50 of $76.22)	$ 78.98
Class B: Net Asset Value and offering price per share ($8,505,702 ÷ 113,173 shares)A	$ 75.16

Class C: Net Asset Value and offering price per share ($87,655,127 ÷ 1,170,071 shares)A	$ 74.91

Materials: Net Asset Value, offering price and redemption price per share ($1,092,263,186 ÷ 14,177,979 shares)	$ 77.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($230,287,559 ÷ 2,993,071 shares)	$ 76.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,272,976
Interest		418,467
Income from Fidelity Central Funds		90,733
Total income		12,782,176

Expenses
Management fee	$ 4,711,281
Transfer agent fees	1,973,128
Distribution and service plan fees	856,150
Accounting and security lending fees	265,369
Custodian fees and expenses	16,300
Independent trustees' compensation	9,451
Registration fees	94,811
Audit	20,800
Legal	1,327
Miscellaneous	10,197
Total expenses before reductions	7,958,814
Expense reductions	(21,454)	7,937,360
Net investment income (loss)		4,844,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,888,465
Foreign currency transactions	(34,408)
Futures contracts	702,685
Total net realized gain (loss)		40,556,742
Change in net unrealized appreciation (depreciation) on: Investment securities	31,045,215
Assets and liabilities in foreign currencies	655
Futures contracts	(417,650)
Total change in net unrealized appreciation (depreciation)		30,628,220
Net gain (loss)		71,184,962
Net increase (decrease) in net assets resulting from operations		$ 76,029,778

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,844,816	$ 17,162,906
Net realized gain (loss)	40,556,742	19,850,674
Change in net unrealized appreciation (depreciation)	30,628,220	92,211,838
Net increase (decrease) in net assets resulting from operations	76,029,778	129,225,418
Distributions to shareholders from net investment income	(1,166,370)	(15,064,080)
Distributions to shareholders from net realized gain	(381,671)	(31,892,999)
Total distributions	(1,548,041)	(46,957,079)
Share transactions - net increase (decrease)	(103,644,774)	219,532,050
Redemption fees	18,216	63,898
Total increase (decrease) in net assets	(29,144,821)	301,864,287

Net Assets
Beginning of period	1,736,190,050	1,434,325,763
End of period (including undistributed net investment income of $4,817,452 and undistributed net investment income of $1,139,006, respectively)	$ 1,707,045,229	$ 1,736,190,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Income from Investment Operations
Net investment income (loss) E	.15	.70	.40	1.08 H	.30 I	.22
Net realized and unrealized gain (loss)	3.17	5.69	(.35)	17.40	24.90	(29.46)
Total from investment operations	3.32	6.39	.05	18.48	25.20	(29.24)
Distributions from net investment income	(.03)	(.63)	(.40)	(1.06)	(.32)	(.12)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.01)	-	-
Total distributions	(.05)	(2.18)	(.78)	(1.07)	(.32)	(.12)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.71	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Total Return B,C,D	4.52%	9.40%	.21%	35.33%	91.25%	(51.30)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of fee waivers, if any	1.11% A	1.13%	1.13%	1.16%	1.23%	1.21%
Expenses net of all reductions	1.11% A	1.12%	1.13%	1.15%	1.22%	1.20%
Net investment income (loss)	.40% A	1.02%	.61%	1.81% H	.65% I	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251,984	$ 219,627	$ 157,781	$ 124,160	$ 52,352	$ 10,796
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Income from Investment Operations
Net investment income (loss) E	.04	.50	.21	.90 H	.16 I	.10
Net realized and unrealized gain (loss)	3.15	5.66	(.35)	17.34	24.81	(29.32)
Total from investment operations	3.19	6.16	(.14)	18.24	24.97	(29.22)
Distributions from net investment income	-	(.46)	(.25)	(.92)	(.19)	(.03)
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(2.02) N	(.63)	(.92)	(.19)	(.03)
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 76.22	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Total Return B,C,D	4.36%	9.10%	(.09)%	34.98%	90.70%	(51.43)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.44%	1.52%	1.46%
Expenses net of all reductions	1.40% A	1.41%	1.41%	1.43%	1.51%	1.46%
Net investment income (loss)	.10% A	.73%	.33%	1.54% H	.35% I	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,350	$ 37,860	$ 28,290	$ 25,570	$ 14,712	$ 4,944
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Income from Investment Operations
Net investment income (loss) E	(.15)	.16	(.11)	.60 H	(.07) I	(.12)
Net realized and unrealized gain (loss)	3.12	5.57	(.33)	17.13	24.61	(29.13)
Total from investment operations	2.97	5.73	(.44)	17.73	24.54	(29.25)
Distributions from net investment income	-	(.10)	-	(.65)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.65)	(.38)	(.65)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 75.16	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Total Return B,C,D	4.11%	8.55%	(.57)%	34.29%	89.79%	(51.67)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.91%	1.93%	2.02%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.91%	1.92%	2.01%	1.95%
Net investment income (loss)	(.40)% A	.24%	(.17)%	1.04% H	(.15)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,506	$ 10,218	$ 11,040	$ 13,507	$ 9,538	$ 2,601
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 L	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Income from Investment Operations
Net investment income (loss) E	(.13)	.18	(.10)	.61 H	(.06) I	(.13)
Net realized and unrealized gain (loss)	3.10	5.55	(.32)	17.09	24.57	(29.07)
Total from investment operations	2.97	5.73	(.42)	17.70	24.51	(29.20)
Distributions from net investment income	-	(.20)	-	(.72)	(.04)	-
Distributions from net realized gain	(.02)	(1.55)	(.38)	-	-	-
Total distributions	(.02)	(1.75)	(.38)	(.72)	(.04)	-
Redemption fees added to paid in capital E	- M	- M	- M	.01	.01	.01
Net asset value, end of period	$ 74.91	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Total Return B,C,D	4.12%	8.58%	(.55)%	34.29%	89.82%	(51.66)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.89%	1.93%	2.01%	1.95%
Expenses net of all reductions	1.86% A	1.88%	1.89%	1.92%	2.00%	1.95%
Net investment income (loss)	(.35)% A	.26%	(.15)%	1.04% H	(.13)% I	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,655	$ 75,007	$ 58,296	$ 46,525	$ 20,469	$ 5,509
Portfolio turnover rate G	58% A	61%	94%	87%	104% K	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.25 G	.43 H	.38
Net realized and unrealized gain (loss)	3.18	5.71	(.37)	17.43	24.91	(29.54)
Total from investment operations	3.44	6.61	.23	18.68	25.34	(29.16)
Distributions from net investment income	(.06)	(.79)	(.55)	(1.16)	(.40)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.08)	(2.34)	(.93)	(1.19)	(.40)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 77.04	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Total Return B,C	4.67%	9.71%	.49%	35.70%	91.77%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of fee waivers, if any	.83% A	.85%	.85%	.88%	.96%	.90%
Expenses net of all reductions	.83% A	.84%	.84%	.87%	.94%	.90%
Net investment income (loss)	.68% A	1.30%	.90%	2.10% G	.92% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092,263	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 K	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Income from Investment Operations
Net investment income (loss) D	.26	.90	.60	1.28 G	.46 H	.38
Net realized and unrealized gain (loss)	3.18	5.70	(.36)	17.40	24.89	(29.53)
Total from investment operations	3.44	6.60	.24	18.68	25.35	(29.15)
Distributions from net investment income	(.05)	(.83)	(.56)	(1.19)	(.44)	(.20)
Distributions from net realized gain	(.02)	(1.55)	(.38)	(.03)	-	-
Total distributions	(.07)	(2.38)	(.94)	(1.22)	(.44)	(.20)
Redemption fees added to paid in capital D	- L	- L	- L	.01	.01	.01
Net asset value, end of period	$ 76.94	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Total Return B,C	4.68%	9.71%	.50%	35.73%	91.79%	(51.15)%
Ratios to Average Net Assets E,I
Expenses before reductions	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of fee waivers, if any	.82% A	.85%	.84%	.86%	.94%	.90%
Expenses net of all reductions	.81% A	.84%	.83%	.85%	.93%	.90%
Net investment income (loss)	.69% A	1.30%	.91%	2.11% G	.94% H	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,288	$ 246,696	$ 89,299	$ 85,130	$ 13,670	$ 719
Portfolio turnover rate F	58% A	61%	94%	87%	104% J	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 403,122,553
Gross unrealized depreciation	(49,335,426)
Net unrealized appreciation (depreciation) on securities and other investments	$ 353,787,127

Tax cost	$ 1,355,659,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (2,033,557)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (3,137,332)

The Fund acquired $3,137,332 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $702,685 and a change in net unrealized appreciation (depreciation) of $(417,650) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $485,250,352 and $562,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 300,151	$ 11,954
Class T	.25%	.25%	95,752	1,376
Class B	.75%	.25%	47,587	36,150
Class C	.75%	.25%	412,660	156,408
			$ 856,150	$ 205,888

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83,828
Class T	5,965
Class B*	11,647
Class C*	8,760
$ 110,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,865.26
Class T	58,102.30
Class B	14,347.30
Class C	105,811.26
Materials	1,264,832.23
Institutional Class	221,171.21
	$ 1,973,128

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,580 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,924 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,232 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,100.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 100,039	$ 1,631,593
Class T	-	221,281
Class B	-	14,451
Class C	-	183,511
Materials	944,063	11,420,509
Institutional Class	122,268	1,592,735
Total	$ 1,166,370	$ 15,064,080
From net realized gain
Class A	$ 53,146	$ 3,967,803
Class T	8,951	717,303
Class B	2,342	228,009
Class C	18,403	1,411,838
Materials	258,857	22,783,457
Institutional Class	39,972	2,784,589
Total	$ 381,671	$ 31,892,999

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	845,185	1,611,922	$ 63,860,557	$ 112,576,195
Reinvestment of distributions	1,767	68,775	130,782	4,804,595
Shares redeemed	(552,687)	(969,159)	(41,603,528)	(66,285,158)
Net increase (decrease)	294,265	711,538	$ 22,387,811	$ 51,095,632
Class T
Shares sold	71,423	205,283	$ 5,358,495	$ 14,234,477
Reinvestment of distributions	117	12,892	8,598	896,667
Shares redeemed	(112,931)	(110,407)	(8,363,529)	(7,498,384)
Net increase (decrease)	(41,391)	107,768	$ (2,996,436)	$ 7,632,760
Class B
Shares sold	4,823	21,997	$ 356,126	$ 1,493,049
Reinvestment of distributions	28	3,022	2,012	207,121
Shares redeemed	(33,191)	(45,545)	(2,445,073)	(3,081,508)
Net increase (decrease)	(28,340)	(20,526)	$ (2,086,935)	$ (1,381,338)
Class C
Shares sold	252,004	423,105	$ 18,631,074	$ 29,248,360
Reinvestment of distributions	212	19,249	15,341	1,317,196
Shares redeemed	(124,526)	(257,585)	(9,204,681)	(17,263,032)
Net increase (decrease)	127,690	184,769	$ 9,441,734	$ 13,302,524
Materials
Shares sold	1,605,160	5,306,846	$ 121,461,538	$ 372,534,797
Reinvestment of distributions	15,396	464,930	1,142,813	32,543,457
Shares redeemed	(3,007,093)	(5,905,812)	(226,872,871)	(406,043,890)
Net increase (decrease)	(1,386,537)	(134,036)	$ (104,268,520)	$ (965,636)
Institutional Class
Shares sold	1,322,568	2,986,457	$ 100,193,102	$ 212,651,449
Reinvestment of distributions	1,854	54,139	137,471	3,797,777
Shares redeemed	(1,684,551)	(975,090)	(126,453,001)	(66,601,118)
Net increase (decrease)	(360,129)	2,065,506	$ (26,122,428)	$ 149,848,108

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
Ned C. Lautenbach	# of Votes	% of Votes
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Chemicals Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	600,773,276.46	85.043
Against	29,286,169.06	4.146
Abstain	34,902,434.23	4.941
Broker Non-Vote	41,473,452.59	5.870
TOTAL	706,435,332.34	100.000
PROPOSAL 2
To approve a management contract between Gold Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,324,132,405.74	82.001
Against	87,695,443.27	5.431
Abstain	81,563,532.56	5.051
Broker Non-Vote	121,395,496.57	7.517
TOTAL	1,614,786,878.14	100.000
PROPOSAL 2
To approve a management contract between Materials Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	782,680,671.91	69.186
Against	33,398,286.37	2.953
Abstain	38,711,653.50	3.421
Broker Non-Vote	276,491,097.39	24.440
TOTAL	1,131,281,709.17	100.000
PROPOSAL 3

For Chemicals Portfolio, a shareholder proposal requesting that the Board of Trustees institute "Procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity."B

	# of Votes	% of Votes
Affirmative	200,053,273.64	28.319
Against	426,082,436.76	60.315
Abstain	38,826,169.26	5.496
Broker Non-Vote	41,473,452.68	5.870
TOTAL	706,435,332.34	100.000
A Denotes trust-wide proposal and voting results.
B Proposal was not approved by shareholders.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMT-USAN-1013
1.846034.106

Fidelity®

Select Portfolios®

Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Telecommunications Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Wireless Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 1,074.30	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,072.70	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,070.40	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.89%
Actual		$ 1,000.00	$ 1,070.50	$ 9.86
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Telecommunications	.86%
Actual		$ 1,000.00	$ 1,076.10	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,075.60	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	22.7	25.3
AT&T, Inc.	9.6	6.6
American Tower Corp.	7.7	7.1
SBA Communications Corp. Class A	5.7	5.6
Vodafone Group PLC sponsored ADR	4.6	4.4
Crown Castle International Corp.	3.9	1.8
CenturyLink, Inc.	3.7	5.6
T-Mobile U.S., Inc.	3.1	2.2
Level 3 Communications, Inc.	2.7	2.4
Telephone & Data Systems, Inc.	2.5	2.9
	66.2
Top Industries (% of fund's net assets)
As of August 31, 2013
Diversified Telecommunication Services	58.2%
Wireless Telecommunication Services	26.4%
Real Estate Investment Trusts	8.0%
Media	2.7%
Internet Software & Services	0.8%
All Others*	3.9%

As of February 28, 2013
Diversified Telecommunication Services	56.9%
Wireless Telecommunication Services	28.0%
Real Estate Investment Trusts	7.1%
Media	2.1%
Electronic Equipment & Components	1.5%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Symmetricom, Inc. (a)	4,398	$ 21,374
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 12.5%
8x8, Inc. (a)	130,640	1,208,420
Cogent Communications Group, Inc.	228,568	7,092,465
inContact, Inc. (a)	425,923	3,462,754
Iridium Communications, Inc. (a)(d)	676,276	4,524,286
Level 3 Communications, Inc. (a)	520,967	11,648,822
Lumos Networks Corp.	497,759	7,839,704
Premiere Global Services, Inc. (a)	456,783	4,421,659
Towerstream Corp. (a)(d)	830,224	1,834,795
tw telecom, Inc. (a)	266,757	7,634,585
Vonage Holdings Corp. (a)	1,176,371	3,670,278
		53,337,768
Integrated Telecommunication Services - 45.7%
AT&T, Inc.	1,211,050	40,969,822
Atlantic Tele-Network, Inc.	141,700	6,693,908
Bezeq Israeli Telecommunication Corp. Ltd.	2,054,200	3,348,209
Cbeyond, Inc. (a)	383,900	2,518,384
CenturyLink, Inc.	484,309	16,040,314
Cincinnati Bell, Inc. (a)	1,304,814	3,901,394
Consolidated Communications Holdings, Inc.	60,998	1,017,447
Frontier Communications Corp. (d)	1,684,375	7,293,344
General Communications, Inc. Class A (a)	556,396	4,979,744
Hawaiian Telcom Holdco, Inc. (a)	109,365	2,713,346
IDT Corp. Class B	120,365	2,000,466
Koninklijke KPN NV	706,283	2,062,944
Telefonica Brasil SA sponsored ADR (d)	100,763	1,988,054
Verizon Communications, Inc.	2,052,151	97,230,916
Windstream Corp. (d)	344,582	2,780,777
		195,539,069
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		248,876,837
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Flextronics International Ltd. (a)	3,200	28,736

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Rackspace Hosting, Inc. (a)	72,100	$ 3,231,522
Velti PLC (a)(d)	145,900	51,065
		3,282,587
MEDIA - 2.7%
Broadcasting - 0.3%
Sinclair Broadcast Group, Inc. Class A	46,700	1,117,064
Cable & Satellite - 2.4%
Cablevision Systems Corp. - NY Group Class A	325	5,762
Comcast Corp. Class A	62,700	2,639,043
DISH Network Corp. Class A	63,800	2,868,448
Liberty Global PLC:
Class A (a)	32,918	2,557,070
Class C (a)	32,400	2,382,372
		10,452,695
TOTAL MEDIA		11,569,759
REAL ESTATE INVESTMENT TRUSTS - 8.0%
Office REITs - 0.3%
CyrusOne, Inc.	60,300	1,149,318
Specialized REITs - 7.7%
American Tower Corp.	475,590	33,048,749
TOTAL REAL ESTATE INVESTMENT TRUSTS		34,198,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	101,131	2,554,569
SOFTWARE - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	59,403	2,042,275
WIRELESS TELECOMMUNICATION SERVICES - 26.4%
Wireless Telecommunication Services - 26.4%
Boingo Wireless, Inc. (a)(d)	586,245	4,191,652
Crown Castle International Corp. (a)	240,106	16,668,159
Leap Wireless International, Inc. (a)	581,300	8,824,134
Millicom International Cellular SA (depository receipt)	28,800	2,337,948
Mobile TeleSystems OJSC sponsored ADR	65,594	1,387,969
NII Holdings, Inc. (a)(d)	1,004,369	6,006,127
NTELOS Holdings Corp.	47,054	782,037
SBA Communications Corp. Class A (a)	325,256	24,394,200
Shenandoah Telecommunications Co.	47,969	822,668
Sprint Corp. (a)	51,888	348,168
T-Mobile U.S., Inc. (a)	571,140	13,336,119
Telephone & Data Systems, Inc.	378,202	10,472,413
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	81,300	$ 3,478,014
Vodafone Group PLC sponsored ADR	607,809	19,662,621
		112,712,229
TOTAL COMMON STOCKS (Cost $405,180,363)		415,286,433
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (b)	12,369,940	12,369,940
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	16,601,626	16,601,626
TOTAL MONEY MARKET FUNDS (Cost $28,971,566)		28,971,566
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $434,151,929)		444,257,999
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(16,963,038)
NET ASSETS - 100%		$ 427,294,961
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,500
Fidelity Securities Lending Cash Central Fund	134,812
Total	$ 142,312
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,483,251) - See accompanying schedule: Unaffiliated issuers (cost $405,180,363)	$ 415,286,433
Fidelity Central Funds (cost $28,971,566)	28,971,566
Total Investments (cost $434,151,929)		$ 444,257,999
Receivable for fund shares sold		165,811
Dividends receivable		235,936
Distributions receivable from Fidelity Central Funds		18,637
Prepaid expenses		5,368
Receivable from investment adviser for expense reductions		107
Other receivables		25,497
Total assets		444,709,355

Liabilities
Payable for fund shares redeemed	468,608
Accrued management fee	207,826
Distribution and service plan fees payable	8,202
Other affiliated payables	102,996
Other payables and accrued expenses	25,136
Collateral on securities loaned, at value	16,601,626
Total liabilities		17,414,394

Net Assets		$ 427,294,961
Net Assets consist of:
Paid in capital		$ 422,720,136
Undistributed net investment income		4,622,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,146,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,099,440
Net Assets		$ 427,294,961

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,061,469 ÷ 127,828 shares)	$ 55.24

Maximum offering price per share (100/94.25 of $55.24)	$ 58.61
Class T: Net Asset Value and redemption price per share ($4,387,569 ÷ 79,770 shares)	$ 55.00

Maximum offering price per share (100/96.50 of $55.00)	$ 56.99
Class B: Net Asset Value and offering price per share ($544,595 ÷ 9,872 shares)A	$ 55.17

Class C: Net Asset Value and offering price per share ($5,140,685 ÷ 93,495 shares)A	$ 54.98

Telecommunications: Net Asset Value, offering price and redemption price per share ($408,864,777 ÷ 7,368,206 shares)	$ 55.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,295,866 ÷ 23,398 shares)	$ 55.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 6,505,195
Interest		23
Income from Fidelity Central Funds		142,312
Total income		6,647,530

Expenses
Management fee	$ 1,292,882
Transfer agent fees	527,388
Distribution and service plan fees	47,759
Accounting and security lending fees	92,079
Custodian fees and expenses	13,961
Independent trustees' compensation	2,654
Registration fees	49,225
Audit	26,588
Legal	826
Interest	90
Miscellaneous	2,304
Total expenses before reductions	2,055,756
Expense reductions	(48,758)	2,006,998
Net investment income (loss)		4,640,532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,561,958
Foreign currency transactions	(9,986)
Total net realized gain (loss)		3,551,972
Change in net unrealized appreciation (depreciation) on: Investment securities	23,428,834
Assets and liabilities in foreign currencies	(4,500)
Total change in net unrealized appreciation (depreciation)		23,424,334
Net gain (loss)		26,976,306
Net increase (decrease) in net assets resulting from operations		$ 31,616,838

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,640,532	$ 9,261,556
Net realized gain (loss)	3,551,972	44,357,084
Change in net unrealized appreciation (depreciation)	23,424,334	3,165,741
Net increase (decrease) in net assets resulting from operations	31,616,838	56,784,381
Distributions to shareholders from net investment income	(1,602,544)	(8,401,078)
Share transactions - net increase (decrease)	1,159,076	(7,060,825)
Redemption fees	23,730	3,280
Total increase (decrease) in net assets	31,197,100	41,325,758

Net Assets
Beginning of period	396,097,861	354,772,103
End of period (including undistributed net investment income of $4,622,307 and undistributed net investment income of $1,584,319, respectively)	$ 427,294,961	$ 396,097,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Income from Investment Operations
Net investment income (loss) E	.47	.99	.56	.57	.67	.22
Net realized and unrealized gain (loss)	3.36	5.43	(.86)	9.49	10.55	(15.60)
Total from investment operations	3.83	6.42	(.30)	10.06	11.22	(15.38)
Distributions from net investment income	(.17)	(.96)	(.51)	(.77)	(.19)	(.35) H
Distributions from net realized gain	-	-	-	-	(.05)	(.18) H
Total distributions	(.17)	(.96)	(.51)	(.77)	(.24) L	(.52) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.24	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Total Return B, C, D	7.43%	13.97%	(.54)%	26.87%	42.07%	(36.16)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.20%	1.20%	1.26%	1.21%
Expenses net of all reductions	1.16% A	1.17%	1.18%	1.18%	1.24%	1.21%
Net investment income (loss)	1.68% A	2.01%	1.21%	1.35%	1.89%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,061	$ 6,449	$ 4,677	$ 4,305	$ 3,343	$ 2,112
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. MTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Income from Investment Operations
Net investment income (loss) E	.38	.85	.42	.45	.57	.12
Net realized and unrealized gain (loss)	3.36	5.39	(.84)	9.47	10.54	(15.56)
Total from investment operations	3.74	6.24	(.42)	9.92	11.11	(15.44)
Distributions from net investment income	(.15)	(.84)	(.38)	(.66)	(.22)	(.24) H
Distributions from net realized gain	-	-	-	-	(.03)	(.13) H
Total distributions	(.15)	(.84)	(.38)	(.66)	(.24) L	(.37) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.00	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Total Return B, C, D	7.27%	13.61%	(.82)%	26.54%	41.64%	(36.34)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of fee waivers, if any	1.48% A	1.48%	1.49%	1.48%	1.55%	1.49%
Expenses net of all reductions	1.46% A	1.46%	1.47%	1.46%	1.53%	1.48%
Net investment income (loss)	1.39% A	1.72%	.92%	1.06%	1.60%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,388	$ 4,237	$ 2,702	$ 2,882	$ 2,051	$ 620
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. MTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.26	.62	.21	.25	.40	(.05)
Net realized and unrealized gain (loss)	3.38	5.42	(.83)	9.48	10.54	(15.49)
Total from investment operations	3.64	6.04	(.62)	9.73	10.94	(15.54)
Distributions from net investment income	(.10)	(.55)	(.17)	(.40)	(.04)	(.11) H
Distributions from net realized gain	-	-	-	-	(.01)	(.06) H
Total distributions	(.10)	(.55)	(.17)	(.40)	(.05) L	(.17) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 55.17	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Total Return B, C, D	7.04%	13.11%	(1.29)%	25.96%	40.97%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.95%	1.95%	2.01%	1.97%
Expenses net of all reductions	1.91% A	1.92%	1.93%	1.93%	2.00%	1.96%
Net investment income (loss)	.93% A	1.26%	.47%	.60%	1.13%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545	$ 576	$ 596	$ 706	$ 641	$ 363
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. MTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 J	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Income from Investment Operations
Net investment income (loss) E	.27	.63	.22	.26	.41	(.05)
Net realized and unrealized gain (loss)	3.36	5.41	(.84)	9.46	10.56	(15.50)
Total from investment operations	3.63	6.04	(.62)	9.72	10.97	(15.55)
Distributions from net investment income	(.12)	(.59)	(.25)	(.44)	(.10)	(.07) H
Distributions from net realized gain	-	-	-	-	(.02)	(.05) H
Total distributions	(.12)	(.59)	(.25)	(.44)	(.12) L	(.11) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 54.98	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Total Return B, C, D	7.05%	13.14%	(1.27)%	25.95%	41.00%	(36.64)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of fee waivers, if any	1.89% A	1.90%	1.93%	1.94%	2.01%	1.97%
Expenses net of all reductions	1.87% A	1.89%	1.91%	1.92%	2.00%	1.96%
Net investment income (loss)	.97% A	1.29%	.48%	.61%	1.13%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,141	$ 4,353	$ 3,514	$ 3,035	$ 2,151	$ 371
Portfolio turnover rate G	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. MTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Income from Investment Operations
Net investment income (loss) D	.56	1.15	.70	.69	.76	.30
Net realized and unrealized gain (loss)	3.38	5.43	(.86)	9.52	10.59	(15.65)
Total from investment operations	3.94	6.58	(.16)	10.21	11.35	(15.35)
Distributions from net investment income	(.20)	(1.09)	(.65)	(.87)	(.31)	(.41) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.20)	(1.09)	(.65)	(.87)	(.36) K	(.61) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.49	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Total Return B, C	7.61%	14.30%	(.23)%	27.24%	42.43%	(36.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.92%	.99%	.97%
Expenses net of all reductions	.84% A	.85%	.88%	.91%	.98%	.96%
Net investment income (loss)	2.01% A	2.33%	1.52%	1.62%	2.15%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,865	$ 377,841	$ 342,262	$ 354,938	$ 279,704	$ 196,231
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. LTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Income from Investment Operations
Net investment income (loss) D	.55	1.17	.70	.71	.84	.34
Net realized and unrealized gain (loss)	3.36	5.42	(.88)	9.50	10.55	(15.67)
Total from investment operations	3.91	6.59	(.18)	10.21	11.39	(15.33)
Distributions from net investment income	(.18)	(1.14)	(.64)	(.88)	(.38)	(.40) G
Distributions from net realized gain	-	-	-	-	(.05)	(.20) G
Total distributions	(.18)	(1.14)	(.64)	(.88)	(.43) K	(.59) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 55.38	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Total Return B, C	7.56%	14.33%	(.26)%	27.27%	42.59%	(35.99)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of fee waivers, if any	.90% A	.85%	.89%	.91%	.86%	.91%
Expenses net of all reductions	.88% A	.83%	.87%	.89%	.84%	.90%
Net investment income (loss)	1.96% A	2.35%	1.52%	1.64%	2.29%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296	$ 2,641	$ 1,022	$ 1,743	$ 1,101	$ 68
Portfolio turnover rate F	118% A	76%	72%	72%	90%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. LTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,094,004
Gross unrealized depreciation	(34,555,598)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,538,406

Tax cost	$ 436,719,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,605,799)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,067,465 and $263,124,359, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,875	$ 553
Class T	.25%	.25%	10,888	177
Class B	.75%	.25%	2,821	2,129
Class C	.75%	.25%	25,175	7,546
			$ 47,759	$ 10,405

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,067
Class T	1,315
Class B*	344
Class C*	307
$ 5,033

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,736.30
Class T	7,513.34
Class B	847.30
Class C	6,614.26
Telecommunications	499,893.22
Institutional Class	1,785.27
	$ 527,388

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,447 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,511,667.31%		$ 90

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $498 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $134,812, including $38,531 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $48,058 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $675.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 21,804	$ 115,461
Class T	12,115	65,641
Class B	967	6,964
Class C	10,294	43,780
Telecommunications	1,553,692	8,113,006
Institutional Class	3,672	56,226
Total	$ 1,602,544	$ 8,401,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	33,591	76,572	$ 1,866,985	$ 3,760,739
Reinvestment of distributions	336	1,839	18,689	92,540
Shares redeemed	(31,130)	(54,776)	(1,718,495)	(2,738,397)
Net increase (decrease)	2,797	23,635	$ 167,179	$ 1,114,882
Class T
Shares sold	14,199	48,620	$ 791,601	$ 2,392,044
Reinvestment of distributions	211	1,268	11,705	63,823
Shares redeemed	(17,059)	(26,195)	(939,469)	(1,317,712)
Net increase (decrease)	(2,649)	23,693	$ (136,163)	$ 1,138,155
Class B
Shares sold	57	3,053	$ 3,198	$ 144,445
Reinvestment of distributions	16	133	894	6,751
Shares redeemed	(1,357)	(4,941)	(73,286)	(248,673)
Net increase (decrease)	(1,284)	(1,755)	$ (69,194)	$ (97,477)
Class C
Shares sold	20,691	26,248	$ 1,151,902	$ 1,304,972
Reinvestment of distributions	126	594	6,991	29,972
Shares redeemed	(11,892)	(18,620)	(659,326)	(912,596)
Net increase (decrease)	8,925	8,222	$ 499,567	$ 422,348
Telecommunications
Shares sold	2,351,418	3,283,802	$ 130,999,267	$ 158,174,294
Reinvestment of distributions	27,061	156,090	1,509,720	7,859,416
Shares redeemed	(2,311,025)	(3,538,446)	(130,372,069)	(177,183,415)
Net increase (decrease)	67,454	(98,554)	$ 2,136,918	$ (11,149,705)
Institutional Class
Shares sold	12,182	41,031	$ 689,106	$ 2,107,286
Reinvestment of distributions	50	986	2,783	49,926
Shares redeemed	(39,965)	(13,014)	(2,131,120)	(646,240)
Net increase (decrease)	(27,733)	29,003	$ (1,439,231)	$ 1,510,972

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio and Strategic Advisers U.S. Opportunity Fund were the owners of record of approximately 16% and 12%, respectively, of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the fund.

Semiannual Report

Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.90%	$ 1,000.00	$ 1,059.30	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR	13.8	11.7
QUALCOMM, Inc.	11.9	10.0
American Tower Corp.	10.8	7.5
Crown Castle International Corp.	5.4	3.4
SBA Communications Corp. Class A	5.3	4.5
AT&T, Inc.	4.5	4.7
Google, Inc. Class A	4.1	2.6
Rogers Communications, Inc. Class B (non-vtg.)	3.4	3.7
Nokia Corp. sponsored ADR	3.0	0.9
Sprint Corp.	2.6	3.1
	64.8
Top Industries (% of fund's net assets)
As of August 31, 2013
Wireless Telecommunication Services	41.5%
Communications Equipment	23.4%
Real Estate Investment Trusts	10.8%
Diversified Telecommunication Services	6.6%
Internet Software & Services	5.2%
All Others*	12.5%

As of February 28, 2013
Wireless Telecommunication Services	39.8%
Communications Equipment	27.0%
Diversified Telecommunication Services	13.0%
Real Estate Investment Trusts	7.5%
Internet Software & Services	4.5%
All Others*	8.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Wireless Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
AEROSPACE & DEFENSE - 1.4%
Aerospace & Defense - 1.4%
Kratos Defense & Security Solutions, Inc. (a)	416,300	$ 3,513,572
COMMUNICATIONS EQUIPMENT - 23.4%
Communications Equipment - 23.4%
Aruba Networks, Inc. (a)	158,084	2,628,937
BlackBerry Ltd. (a)(d)	334,600	3,386,153
Globecomm Systems, Inc. (a)	74,600	1,036,940
Harris Corp.	20,200	1,143,926
InterDigital, Inc.	51,200	1,819,648
Motorola Solutions, Inc.	88,268	4,943,891
Nokia Corp. sponsored ADR (a)(d)	1,925,400	7,509,060
QUALCOMM, Inc.	444,650	29,471,402
Riverbed Technology, Inc. (a)	39,700	612,968
Sierra Wireless, Inc. (a)	43,200	534,002
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	316,100	3,723,658
ViaSat, Inc. (a)	17,100	1,089,783
		57,900,368
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.4%
Apple, Inc.	7,300	3,555,465
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.6%
Alternative Carriers - 0.3%
Towerstream Corp. (a)	334,423	739,075
Integrated Telecommunication Services - 6.3%
AT&T, Inc.	330,900	11,194,347
Telefonica SA sponsored ADR (a)(d)	146,311	1,983,977
Verizon Communications, Inc.	50,100	2,373,738
		15,552,062
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		16,291,137
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Manufacturing Services - 0.6%
Neonode, Inc. (a)(d)	212,300	1,411,795
INTERNET SOFTWARE & SERVICES - 5.2%
Internet Software & Services - 5.2%
Global Eagle Entertainment, Inc. (a)	24,200	213,686
Google, Inc. Class A (a)	11,900	10,078,110
Web.com Group, Inc. (a)	91,600	2,584,952
		12,876,748
IT SERVICES - 2.0%
IT Consulting & Other Services - 2.0%
Accenture PLC Class A	68,300	4,934,675
MEDIA - 2.0%
Cable & Satellite - 2.0%
Liberty Global PLC Class A (a)	61,800	4,800,624

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 10.8%
Specialized REITs - 10.8%
American Tower Corp.	383,892	$ 26,676,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Semiconductors - 1.9%
RF Micro Devices, Inc. (a)	422,300	2,094,608
Samsung Electronics Co. Ltd.	2,189	2,697,747
		4,792,355
SOFTWARE - 1.2%
Application Software - 1.2%
Gameloft Se (a)	346,462	2,953,465
WIRELESS TELECOMMUNICATION SERVICES - 41.5%
Wireless Telecommunication Services - 41.5%
America Movil S.A.B. de CV Series L sponsored ADR	120,800	2,331,440
China Mobile Ltd. sponsored ADR	98,500	5,316,045
Crown Castle International Corp. (a)	190,800	13,245,336
Leap Wireless International, Inc. (a)	168,100	2,551,758
NII Holdings, Inc. (a)(d)	423,900	2,534,922
NTELOS Holdings Corp.	52,900	879,198
NTT DoCoMo, Inc. sponsored ADR (d)	241,200	3,866,436
Rogers Communications, Inc. Class B (non-vtg.) (d)	212,200	8,378,808
SBA Communications Corp. Class A (a)	175,800	13,185,000
Shenandoah Telecommunications Co.	1,300	22,295
Sprint Corp. (a)	960,833	6,447,189
T-Mobile U.S., Inc. (a)	177,475	4,144,041
Telephone & Data Systems, Inc.	118,414	3,278,884
U.S. Cellular Corp.	32,500	1,390,350
U.S.A. Mobility, Inc.	69,600	982,752
Vodafone Group PLC sponsored ADR	1,053,400	34,077,489
		102,631,943
TOTAL COMMON STOCKS (Cost $202,304,846)		242,338,802
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,826,368	$ 1,826,368
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,835,075	15,835,075
TOTAL MONEY MARKET FUNDS (Cost $17,661,443)		17,661,443
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $219,966,289)		260,000,245
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(12,655,773)
NET ASSETS - 100%		$ 247,344,472
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,121
Fidelity Securities Lending Cash Central Fund	152,568
Total	$ 154,689
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.0%
United Kingdom	15.8%
Canada	5.0%
Finland	3.0%
Hong Kong	2.1%
Ireland	2.0%
Japan	1.6%
Sweden	1.5%
France	1.2%
Korea (South)	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,734,927) - See accompanying schedule: Unaffiliated issuers (cost $202,304,846)	$ 242,338,802
Fidelity Central Funds (cost $17,661,443)	17,661,443
Total Investments (cost $219,966,289)		$ 260,000,245
Cash		39,598
Receivable for investments sold		3,525,850
Receivable for fund shares sold		134,997
Dividends receivable		215,824
Distributions receivable from Fidelity Central Funds		22,109
Prepaid expenses		2,791
Receivable from investment adviser for expense reductions		15
Other receivables		17,833
Total assets		263,959,262

Liabilities
Payable for fund shares redeemed	574,948
Accrued management fee	114,542
Other affiliated payables	60,047
Other payables and accrued expenses	30,178
Collateral on securities loaned, at value	15,835,075
Total liabilities		16,614,790

Net Assets		$ 247,344,472
Net Assets consist of:
Paid in capital		$ 209,139,920
Undistributed net investment income		1,674,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,494,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,024,794
Net Assets, for 27,156,464 shares outstanding		$ 247,344,472
Net Asset Value, offering price and redemption price per share ($247,344,472 ÷ 27,156,464 shares)		$ 9.11

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,363,852
Interest		2
Income from Fidelity Central Funds		154,689
Total income		3,518,543

Expenses
Management fee	$ 716,234
Transfer agent fees	324,184
Accounting and security lending fees	52,557
Custodian fees and expenses	33,433
Independent trustees' compensation	1,439
Registration fees	12,079
Audit	24,218
Legal	373
Miscellaneous	1,026
Total expenses before reductions	1,165,543
Expense reductions	(11,537)	1,154,006
Net investment income (loss)		2,364,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,705,043
Foreign currency transactions	(4,184)
Total net realized gain (loss)		14,700,859
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,188,084)
Assets and liabilities in foreign currencies	(2,757)
Total change in net unrealized appreciation (depreciation)		(2,190,841)
Net gain (loss)		12,510,018
Net increase (decrease) in net assets resulting from operations		$ 14,874,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,364,537	$ 3,687,797
Net realized gain (loss)	14,700,859	(212,525)
Change in net unrealized appreciation (depreciation)	(2,190,841)	27,750,174
Net increase (decrease) in net assets resulting from operations	14,874,555	31,225,446
Distributions to shareholders from net investment income	-	(4,135,652)
Share transactions Proceeds from sales of shares	28,684,186	47,598,521
Reinvestment of distributions	-	3,963,751
Cost of shares redeemed	(50,011,540)	(87,559,651)
Net increase (decrease) in net assets resulting from share transactions	(21,327,354)	(35,997,379)
Redemption fees	3,034	6,317
Total increase (decrease) in net assets	(6,449,765)	(8,901,268)

Net Assets
Beginning of period	253,794,237	262,695,505
End of period (including undistributed net investment income of $1,674,582 and distributions in excess of net investment income of $689,955, respectively)	$ 247,344,472	$ 253,794,237
Other Information Shares
Sold	3,199,059	5,878,305
Issued in reinvestment of distributions	-	483,848
Redeemed	(5,557,051)	(11,054,527)
Net increase (decrease)	(2,357,992)	(4,692,374)

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 7.68	$ 8.29	$ 6.47	$ 4.44	$ 7.23
Income from Investment Operations
Net investment income (loss) D	.08	.12	.10 G	.08	.06	.05
Net realized and unrealized gain (loss)	.43	.94	(.33)	1.82	2.03	(2.78)
Total from investment operations	.51	1.06	(.23)	1.90	2.09	(2.73)
Distributions from net investment income	-	(.14)	(.08)	(.08)	(.06)	(.06)
Distributions from net realized gain	-	-	(.30)	-	-	-
Total distributions	-	(.14)	(.38)	(.08)	(.06)	(.06)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 9.11	$ 8.60	$ 7.68	$ 8.29	$ 6.47	$ 4.44
Total Return B, C	5.93%	13.89%	(2.55)%	29.55%	47.06%	(37.68)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.90%	.90%	.92%	.96%	.95%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.92%	.96%	.95%
Expenses net of all reductions	.89% A	.87%	.89%	.91%	.94%	.94%
Net investment income (loss)	1.83% A	1.50%	1.23% G	1.08%	.90%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,344	$ 253,794	$ 262,696	$ 361,082	$ 304,896	$ 181,114
Portfolio turnover rate F	112% A	100%	114%	111%	154%	191%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,352,803
Gross unrealized depreciation	(6,002,966)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,349,837

Tax cost	$ 221,650,408

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (10,136,298)
Long-term	(4,079,549)
Total capital loss carryforward	$ (14,215,847)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,272,292 and $162,445,258, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,690 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $295 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,568, including $1,312 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,465 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $72.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between Telecommunications Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	208,420,238.27	81.880
Against	18,588,167.85	7.302
Abstain	11,559,235.71	4.541
Broker Non-Vote	15,977,976.37	6.277
TOTAL	254,545,618.20	100.000
PROPOSAL 2
To approve a management contract between Wireless Portfolio and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	116,732,866.32	85.558
Against	6,812,323.22	4.993
Abstain	6,212,494.28	4.554
Broker Non-Vote	6,679,851.60	4.895
TOTAL	136,437,535.42	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTS-USAN-1013
1.846052.106

Fidelity®

Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	1.07%
Actual		$ 1,000.00	$ 1,035.60	$ 5.49
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,034.20	$ 6.87
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.87%
Actual		$ 1,000.00	$ 1,031.40	$ 9.57
Hypothetical A		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 1,031.80	$ 9.32
Hypothetical A		$ 1,000.00	$ 1,016.03	$ 9.25
Consumer Staples	.80%
Actual		$ 1,000.00	$ 1,037.00	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,036.80	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.6	13.9
Procter & Gamble Co.	12.3	13.1
The Coca-Cola Co.	12.0	11.7
CVS Caremark Corp.	8.8	7.3
Altria Group, Inc.	4.9	4.8
Kroger Co.	4.5	2.2
Wal-Mart Stores, Inc.	3.3	2.9
Pernod Ricard SA	2.6	2.0
Diageo PLC sponsored ADR	2.5	2.5
Bunge Ltd.	2.5	2.2
	68.0
Top Industries (% of fund's net assets)
As of August 31, 2013
Beverages	27.1%
Tobacco	23.8%
Food & Staples Retailing	18.9%
Household Products	14.4%
Food Products	11.2%
All Others*	4.6%

As of February 28, 2013
Beverages	25.4%
Tobacco	22.7%
Household Products	16.1%
Food & Staples Retailing	15.1%
Food Products	10.7%
All Others*	10.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BEVERAGES - 27.1%
Brewers - 4.4%
Anheuser-Busch InBev SA NV	505,790	$ 47,170,531
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	332,322	11,558,159
SABMiller PLC	946,684	45,097,923
		103,826,613
Distillers & Vintners - 7.0%
Diageo PLC sponsored ADR	477,226	58,546,086
Pernod Ricard SA	523,601	60,786,796
Remy Cointreau SA (d)	413,470	43,498,425
		162,831,307
Soft Drinks - 15.7%
Coca-Cola Bottling Co. CONSOLIDATED	100,860	6,338,042
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	37,929	4,552,239
Coca-Cola Icecek A/S	380,162	8,913,179
Embotelladora Andina SA:
ADR	212,112	4,944,331
sponsored ADR	241,600	7,308,400
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	105,687	9,974,739
PepsiCo, Inc.	559,788	44,631,897
The Coca-Cola Co.	7,302,858	278,823,118
		365,485,945
TOTAL BEVERAGES		632,143,865
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 10.4%
CVS Caremark Corp.	3,532,421	205,057,039
Drogasil SA	755,400	5,344,266
Walgreen Co.	650,003	31,245,644
		241,646,949
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	168,183	3,883,345
Food Retail - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	105,400	6,078,037
Kroger Co.	2,847,418	104,215,499
		110,293,536
Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corp.	69,800	7,808,526
Wal-Mart Stores, Inc.	1,057,721	77,192,479
		85,001,005
TOTAL FOOD & STAPLES RETAILING		440,824,835
FOOD PRODUCTS - 11.2%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	763,463	26,881,532
Bunge Ltd.	759,846	57,581,130

	Shares	Value
First Resources Ltd.	1,413,000	$ 2,027,117
SLC Agricola SA	493,200	4,030,847
		90,520,626
Packaged Foods & Meats - 7.3%
Amira Nature Foods Ltd.	225,189	2,130,288
Annie's, Inc. (a)(d)	104,112	4,781,864
Green Mountain Coffee Roasters, Inc. (a)	289,137	24,955,414
Hain Celestial Group, Inc. (a)	74,639	6,103,977
Lindt & Spruengli AG	141	6,516,202
Marfrig Frigor E Com de Alabama SA (a)	1,826,700	4,685,515
Mead Johnson Nutrition Co. Class A	548,416	41,147,652
Nestle SA	410,614	26,872,319
Orion Corp.	2,360	2,096,323
TreeHouse Foods, Inc. (a)	22,195	1,443,341
Ulker Biskuvi Sanayi A/S	930,525	4,838,045
Unilever NV (NY Reg.)	1,143,150	43,016,735
Want Want China Holdings Ltd.	1,511,000	2,240,842
		170,828,517
TOTAL FOOD PRODUCTS		261,349,143
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	74,700	6,033,519
HOUSEHOLD PRODUCTS - 14.4%
Household Products - 14.4%
Colgate-Palmolive Co.	789,875	45,631,079
Procter & Gamble Co.	3,682,358	286,818,865
Svenska Cellulosa AB (SCA) (B Shares)	202,600	4,949,330
		337,399,274
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	544,000	5,959,520
Herbalife Ltd.	79,990	4,880,190
L'Oreal SA	139,200	23,226,677
Nu Skin Enterprises, Inc. Class A	235,673	19,728,187
		53,794,574
PHARMACEUTICALS - 1.0%
Pharmaceuticals - 1.0%
Johnson & Johnson	191,897	16,581,820
Perrigo Co.	49,606	6,029,609
		22,611,429
TOBACCO - 23.8%
Tobacco - 23.8%
Altria Group, Inc.	3,403,864	115,322,912
British American Tobacco PLC sponsored ADR (d)	3,347,449	340,000,395
Imperial Tobacco Group PLC	183,799	6,072,646
ITC Ltd.	1,528,231	7,180,046
Japan Tobacco, Inc.	167,500	5,657,288
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Lorillard, Inc.	361,589	$ 15,295,215
Philip Morris International, Inc.	674,407	56,272,520
Souza Cruz SA	976,400	10,230,726
		556,031,748
TOTAL COMMON STOCKS (Cost $1,739,801,413)		2,310,188,387
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	21,072,452	21,072,452
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,398,500	9,398,500
TOTAL MONEY MARKET FUNDS (Cost $30,470,952)		30,470,952
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,770,272,365)	2,340,659,339
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,324,025)
NET ASSETS - 100%	$ 2,334,335,314
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,417
Fidelity Securities Lending Cash Central Fund	231,669
Total	$ 285,086
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,310,188,387	$ 2,230,488,249	$ 79,700,138	$ -
Money Market Funds	30,470,952	30,470,952	-	-
Total Investments in Securities:	$ 2,340,659,339	$ 2,260,959,201	$ 79,700,138	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.5%
United Kingdom	19.3%
France	5.5%
Bermuda	2.5%
Belgium	2.0%
Netherlands	1.8%
Brazil	1.5%
Switzerland	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,085,318) - See accompanying schedule: Unaffiliated issuers (cost $1,739,801,413)	$ 2,310,188,387
Fidelity Central Funds (cost $30,470,952)	30,470,952
Total Investments (cost $1,770,272,365)		$ 2,340,659,339
Cash		222,059
Receivable for investments sold		3,930,322
Receivable for fund shares sold		2,122,832
Dividends receivable		8,352,608
Distributions receivable from Fidelity Central Funds		19,404
Prepaid expenses		27,955
Receivable from investment adviser for expense reductions		798
Other receivables		4,231
Total assets		2,355,339,548

Liabilities
Payable for investments purchased	$ 319,361
Payable for fund shares redeemed	9,347,643
Accrued management fee	1,124,916
Distribution and service plan fees payable	238,044
Other affiliated payables	482,210
Other payables and accrued expenses	93,560
Collateral on securities loaned, at value	9,398,500
Total liabilities		21,004,234

Net Assets		$ 2,334,335,314
Net Assets consist of:
Paid in capital		$ 1,695,121,803
Undistributed net investment income		29,561,629
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,295,198
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		570,356,684
Net Assets		$ 2,334,335,314

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($311,137,858 ÷ 3,597,702 shares)	$ 86.48

Maximum offering price per share (100/94.25 of $86.48)	$ 91.76
Class T: Net Asset Value and redemption price per share ($59,472,377 ÷ 692,444 shares)	$ 85.89

Maximum offering price per share (100/96.50 of $85.89)	$ 89.01
Class B: Net Asset Value and offering price per share ($17,578,838 ÷ 206,178 shares)A	$ 85.26

Class C: Net Asset Value and offering price per share ($153,757,799 ÷ 1,812,821 shares)A	$ 84.82

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,390,752,952 ÷ 15,970,974 shares)	$ 87.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($401,635,490 ÷ 4,626,654 shares)	$ 86.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Dividends		$ 40,686,877
Interest		16
Income from Fidelity Central Funds		285,086
Total income		40,971,979

Expenses
Management fee	$ 6,878,439
Transfer agent fees	2,584,028
Distribution and service plan fees	1,371,311
Accounting and security lending fees	373,196
Custodian fees and expenses	50,939
Independent trustees' compensation	13,836
Registration fees	109,208
Audit	30,489
Legal	1,946
Miscellaneous	17,190
Total expenses before reductions	11,430,582
Expense reductions	(24,760)	11,405,822
Net investment income (loss)		29,566,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,208,163
Foreign currency transactions	(60,756)
Total net realized gain (loss)		42,147,407
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $22,851)	16,595,192
Assets and liabilities in foreign currencies	(1,144)
Total change in net unrealized appreciation (depreciation)		16,594,048
Net gain (loss)		58,741,455
Net increase (decrease) in net assets resulting from operations		$ 88,307,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,566,157	$ 34,326,160
Net realized gain (loss)	42,147,407	94,809,727
Change in net unrealized appreciation (depreciation)	16,594,048	198,071,394
Net increase (decrease) in net assets resulting from operations	88,307,612	327,207,281
Distributions to shareholders from net investment income	(5,466,154)	(31,344,671)
Distributions to shareholders from net realized gain	(59,061,135)	(29,546,659)
Total distributions	(64,527,289)	(60,891,330)
Share transactions - net increase (decrease)	23,884,212	287,768,850
Redemption fees	17,651	35,035
Total increase (decrease) in net assets	47,682,186	554,119,836

Net Assets
Beginning of period	2,286,653,128	1,732,533,292
End of period (including undistributed net investment income of $29,561,629 and undistributed net investment income of $5,461,626, respectively)	$ 2,334,335,314	$ 2,286,653,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Income from Investment Operations
Net investment income (loss) E	.99	1.26	1.22	.98	.84	.67
Net realized and unrealized gain (loss)	2.12	11.73	8.73	7.10	17.02	(19.19)
Total from investment operations	3.11	12.99	9.95	8.08	17.86	(18.52)
Distributions from net investment income	(.18)	(1.08)	(1.06)	(.83)	(.74)	(.66)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.02)
Total distributions	(2.30)	(2.22)	(2.70)	(1.49)	(.74)	(.68) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 86.48	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Total Return B, C, D	3.56%	17.60%	15.00%	13.27%	40.66%	(29.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of fee waivers, if any	1.07% A	1.08%	1.10%	1.11%	1.13%	1.19%
Expenses net of all reductions	1.07% A	1.08%	1.09%	1.11%	1.13%	1.18%
Net investment income (loss)	2.23% A	1.58%	1.74%	1.53%	1.51%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,138	$ 277,329	$ 205,851	$ 160,526	$ 162,370	$ 121,193
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Income from Investment Operations
Net investment income (loss) E	.86	1.03	1.01	.79	.66	.53
Net realized and unrealized gain (loss)	2.11	11.68	8.68	7.05	16.95	(19.12)
Total from investment operations	2.97	12.71	9.69	7.84	17.61	(18.59)
Distributions from net investment income	(.14)	(.88)	(.86)	(.65)	(.59)	(.60)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.26)	(2.02)	(2.50)	(1.31)	(.59)	(.60) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.89	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Total Return B, C, D	3.42%	17.29%	14.67%	12.93%	40.24%	(29.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of fee waivers, if any	1.34% A	1.36%	1.38%	1.40%	1.44%	1.46%
Expenses net of all reductions	1.34% A	1.35%	1.38%	1.40%	1.44%	1.46%
Net investment income (loss)	1.96% A	1.30%	1.45%	1.24%	1.21%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,472	$ 52,024	$ 39,047	$ 31,496	$ 29,662	$ 22,624
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Income from Investment Operations
Net investment income (loss) E	.63	.61	.64	.46	.37	.26
Net realized and unrealized gain (loss)	2.09	11.61	8.61	6.98	16.82	(19.01)
Total from investment operations	2.72	12.22	9.25	7.44	17.19	(18.75)
Distributions from net investment income	(.06)	(.37)	(.43)	(.32)	(.35)	(.42)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.18)	(1.51)	(2.07)	(.98)	(.35)	(.42) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 85.26	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Total Return B, C, D	3.14%	16.68%	14.06%	12.35%	39.48%	(29.96)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.89%	1.91%	1.91%	1.97%	1.96%
Expenses net of all reductions	1.87% A	1.88%	1.90%	1.91%	1.97%	1.96%
Net investment income (loss)	1.43% A	.78%	.93%	.73%	.68%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,579	$ 18,548	$ 19,330	$ 20,033	$ 21,099	$ 14,929
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 I	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Income from Investment Operations
Net investment income (loss) E	.65	.65	.68	.49	.41	.28
Net realized and unrealized gain (loss)	2.09	11.55	8.59	7.00	16.80	(19.00)
Total from investment operations	2.74	12.20	9.27	7.49	17.21	(18.72)
Distributions from net investment income	(.08)	(.53)	(.59)	(.41)	(.38)	(.44)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	-
Total distributions	(2.20)	(1.67)	(2.23)	(1.07)	(.38)	(.44) K
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 84.82	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Total Return B, C, D	3.18%	16.73%	14.14%	12.44%	39.59%	(29.94)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of fee waivers, if any	1.82% A	1.83%	1.85%	1.86%	1.90%	1.93%
Expenses net of all reductions	1.82% A	1.82%	1.84%	1.85%	1.89%	1.93%
Net investment income (loss)	1.48% A	.83%	.99%	.79%	.75%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,758	$ 134,966	$ 102,321	$ 81,239	$ 73,829	$ 54,902
Portfolio turnover rate G	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Income from Investment Operations
Net investment income (loss) D	1.12	1.48	1.42	1.14	.96	.88
Net realized and unrealized gain (loss)	2.12	11.82	8.76	7.14	17.11	(19.31)
Total from investment operations	3.24	13.30	10.18	8.28	18.07	(18.43)
Distributions from net investment income	(.21)	(1.28)	(1.24)	(.98)	(.87)	(.67)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.42)	(2.87) K	(1.64)	(.87)	(.69) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 87.08	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Total Return B, C	3.70%	17.94%	15.30%	13.55%	40.96%	(29.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of fee waivers, if any	.80% A	.81%	.83%	.86%	.92%	.91%
Expenses net of all reductions	.80% A	.80%	.82%	.86%	.91%	.90%
Net investment income (loss)	2.50% A	1.85%	2.01%	1.78%	1.73%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,390,753	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Income from Investment Operations
Net investment income (loss) D	1.10	1.45	1.39	1.15	.98	.82
Net realized and unrealized gain (loss)	2.12	11.79	8.73	7.13	17.09	(19.23)
Total from investment operations	3.22	13.24	10.12	8.28	18.07	(18.41)
Distributions from net investment income	(.21)	(1.32)	(1.19)	(1.04)	(.88)	(.73)
Distributions from net realized gain	(2.12)	(1.14)	(1.64)	(.66)	-	(.03)
Total distributions	(2.33)	(2.46)	(2.82) K	(1.70)	(.88)	(.75) J
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 86.81	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Total Return B, C	3.68%	17.90%	15.24%	13.57%	41.03%	(29.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of fee waivers, if any	.83% A	.85%	.87%	.87%	.86%	.91%
Expenses net of all reductions	.83% A	.84%	.87%	.87%	.86%	.91%
Net investment income (loss)	2.47% A	1.81%	1.96%	1.77%	1.78%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,635	$ 378,731	$ 163,544	$ 237,883	$ 36,152	$ 30,922
Portfolio turnover rate F	27% A	28%	35%	57%	69%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. KTotal distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo), Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 584,086,210
Gross unrealized depreciation	(16,575,140)
Net unrealized appreciation (depreciation) on securities and other investments	$ 567,511,070

Tax cost	$ 1,773,148,269

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,925,372 and $322,870,889, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective August 1, 2013, SelectCo replaced Fidelity Management and Research Company (FMR), an affiliate of SelectCo, as investment adviser to the Fund. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR and SelectCo. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 386,009	$ 13,110
Class T	.25%	.25%	145,600	974
Class B	.75%	.25%	93,435	70,924
Class C	.75%	.25%	746,267	207,005
			$ 1,371,311	$ 292,013

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 140,771
Class T	16,773
Class B*	13,569
Class C*	6,284
$ 177,397

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 335,531.22
Class T	68,950.24
Class B	24,881.27
Class C	163,152.22
Consumer Staples	1,470,376.20
Institutional Class	521,138.23
	$ 2,584,028

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,746 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,697 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, which prior to August 1, 2013 included Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $231,669. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,037 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,699.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
From net investment income
Class A	$ 593,020	$ 3,290,973
Class T	88,812	500,306
Class B	13,033	82,480
Class C	133,769	820,066
Consumer Staples	3,555,838	20,759,081
Institutional Class	1,081,682	5,891,765
Total	$ 5,466,154	$ 31,344,671
From net realized gain
Class A	$ 7,066,260	$ 3,434,776
Class T	1,326,513	646,006
Class B	453,153	260,273
Class C	3,502,765	1,739,884
Consumer Staples	35,575,322	18,561,423
Institutional Class	11,137,122	4,904,297
Total	$ 59,061,135	$ 29,546,659

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Class A
Shares sold	748,341	1,172,691	$ 66,503,523	$ 93,404,427
Reinvestment of distributions	75,532	72,806	6,699,672	5,768,631
Shares redeemed	(463,192)	(756,998)	(41,110,653)	(59,959,929)
Net increase (decrease)	360,681	488,499	$ 32,092,542	$ 39,213,129
Class T
Shares sold	113,640	146,374	$ 10,025,944	$ 11,640,258
Reinvestment of distributions	15,217	13,628	1,341,870	1,073,877
Shares redeemed	(47,184)	(73,443)	(4,150,362)	(5,785,079)
Net increase (decrease)	81,673	86,559	$ 7,217,452	$ 6,929,056
Class B
Shares sold	10,094	11,096	$ 886,315	$ 868,729
Reinvestment of distributions	4,386	3,553	384,734	278,056
Shares redeemed	(27,248)	(56,866)	(2,394,503)	(4,452,338)
Net increase (decrease)	(12,768)	(42,217)	$ (1,123,454)	$ (3,305,553)
Class C
Shares sold	351,603	479,940	$ 30,664,631	$ 37,531,069
Reinvestment of distributions	33,001	25,332	2,878,970	1,978,186
Shares redeemed	(173,091)	(291,408)	(15,093,990)	(22,752,561)
Net increase (decrease)	211,513	213,864	$ 18,449,611	$ 16,756,694
Consumer Staples
Shares sold	2,059,660	5,353,585	$ 184,141,895	$ 425,841,967
Reinvestment of distributions	421,038	474,945	37,564,977	37,790,378
Shares redeemed	(3,047,706)	(5,260,820)	(272,961,734)	(416,646,931)
Net increase (decrease)	(567,008)	567,710	$ (51,254,862)	$ 46,985,414
Institutional Class
Shares sold	1,229,425	3,475,040	$ 109,302,578	$ 279,763,267
Reinvestment of distributions	131,261	125,836	11,677,018	10,030,919
Shares redeemed	(1,142,140)	(1,369,230)	(102,476,673)	(108,604,076)
Net increase (decrease)	218,546	2,231,646	$ 18,502,923	$ 181,190,110

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of Consumer Staples Portfolio's shareholders was held on June 18, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	25,828,395,115.78	94.160
Withheld	1,602,101,684.27	5.840
TOTAL	27,430,496,800.05	100.000
Ronald P. O'Hanley
Affirmative	25,907,936,922.24	94.450
Withheld	1,522,559,877.81	5.550
TOTAL	27,430,496,800.05	100.000
David A. Rosow
Affirmative	25,805,492,959.91	94.076
Withheld	1,625,003,840.14	5.924
TOTAL	27,430,496,800.05	100.000
Garnett A. Smith
Affirmative	25,892,258,831.97	94.393
Withheld	1,538,237,968.08	5.607
TOTAL	27,430,496,800.05	100.000
William S. Stavropoulos
Affirmative	25,738,476,030.34	93.832
Withheld	1,692,020,769.71	6.168
TOTAL	27,430,496,800.05	100.000
Michael E. Wiley
Affirmative	25,923,640,743.27	94.507
Withheld	1,506,856,056.78	5.493
TOTAL	27,430,496,800.05	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	1,231,896,932.45	72.402
Against	59,201,079.18	3.479
Abstain	62,956,309.82	3.700
Broker Non-Vote	347,429,518.32	20.419
TOTAL	1,701,483,839.77	100.000

A Denotes trust-wide proposal and voting results.

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCS-USAN-1013
1.846044.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2013